As filed with the Securities and Exchange Commission on January 12, 1999


1933 Act Registration No. 33-17619
1940 Act Registration No. 811-5349

--------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D. C. 20549

                                 ____________


                                   FORM N-1A



                       REGISTRATION STATEMENT UNDER THE
                         SECURITIES ACT OF 1933 ( X )


                  Post-Effective Amendment No. 51 ( X )


                                    and/or


                       REGISTRATION STATEMENT UNDER THE
                     INVESTMENT COMPANY ACT OF 1940 ( X )


                          Amendment No. 53 ( X )



                       (Check appropriate box or boxes)
                                  __________



                              GOLDMAN SACHS TRUST

              (Exact name of registrant as specified in charter)



                               4900 Sears Tower
                         Chicago, Illinois 60606-6303
                   (Address of principal executive offices)



                        Registrant's Telephone Number,
                       including Area Code 312-993-4400
                                 ____________


Michael J. Richman, Esq.                        Copies to:
Goldman, Sachs & Co.                            Jeffrey A. Dalke, Esq.
85 Broad Street - 12th Floor                    Drinker Biddle & Reath LLP
New York, New York 10004                        1345 Chestnut Street
                                                Philadelphia, PA 19107
(Name and address of agent for service)

It is proposed that this filing will become effective (check appropriate box)


( )  Immediately upon filing pursuant to paragraph (b)
( )  On (date) pursuant to paragraph (b)
(X)  60 days after filing pursuant to paragraph (a)(1)
( )  On (date) pursuant to paragraph (a)(1)
( )  75 days after filing pursuant to paragraph (a)(2)
( )  On (date) pursuant to paragraph (a)(2) of rule 485.

                              GOLDMAN SACHS TRUST
                      Goldman Sachs Domestic Equity Funds
                      Class A, Class B and Class C Shares

                                 ---------------

                             CROSS REFERENCE SHEET
                           (as required by Rule 481)



PART A                      CAPTION
------                      -------

Goldman Sachs Domestic Equity Funds
-----------------------------------
Goldman Sachs Balanced Fund, Goldman Sachs Growth and Income Fund, Goldman Sachs CORE U.S. Equity Fund, Goldman Sachs CORE Large Cap Value Fund, Goldman Sachs CORE Large Cap Growth Fund, Goldman Sachs CORE Small Cap Equity Fund, Goldman Sachs Cap Growth Fund, Goldman Sachs Mid Cap Equity Fund and Goldman Small Cap Value Fund.

1. Cover Page               Cover Page

2. Synopsis                 Fund Highlights; Fees and Expenses

3. Condensed Financial
   Information              Financial Highlights

4. General Description      Cover Page; Fund Highlights;
   of Registrant            Investment Objective and Policies;
                            Description of Securities; Risk Factors; Investment
                            Techniques; Investment Restrictions; Portfolio
                            Turnover; Shares of the Trust;

5. Management of the Fund   Management

6. Capital Stock and        Dividends; Shares of the Trust;
   Other Securities         Taxation;

7. Purchase of Securities   How to Invest; Net Asset Value;
   Being Offered            Services Available to Shareholders; Distribution and
                            Service Plans;

8. Redemption or            How to sell Shares of the Funds;
   Repurchase               Services Available to Shareholders;
                            Distribution and Service Plans;

9. Pending Legal            Not Applicable
   Proceedings

                              GOLDMAN SACHS TRUST
                      Goldman Sachs Domestic Equity Funds
                             Institutional Shares

                                ---------------

                             CROSS REFERENCE SHEET
                           (as required by Rule 481)


PART A                       CAPTION
------                       -------


Goldman Sachs Domestic Equity Funds
-----------------------------------

Goldman Sachs Balanced Fund, Goldman Sachs Growth and Income Fund, Goldman Sachs CORE U.S. Equity Fund, Goldman Sachs CORE Large Cap Value Fund, Goldman Sachs CORE Large Cap Growth Fund, Goldman Sachs CORE Small Cap Equity Fund, Goldman Sachs Cap Growth Fund, Goldman Sachs Mid Cap Equity Fund and Goldman Small Cap Value Fund.


1. Cover Page                Cover Page

2. Synopsis                  Fund Highlights; Fees and Expenses

3. Condensed Financial
   Information               Financial Highlights

4. General Description       Cover Page; Fund Highlights;
   of Registrant             Investment Objective and Policies;
                             Description of Securities; Risk Factors; Investment
                             Techniques; Investment Restrictions; Portfolio
                             Turnover; Shares of the Trust;

5. Management of the Fund    Management

6. Capital Stock and         Dividends; Shares of the Trust;
   Other Securities          Taxation;

7. Purchase of Securities    Purchase of Institutional Shares; Net
   Being Offered             Asset Value;

8. Redemption or
   Repurchase                Redemption of Institutional Shares;


9. Pending Legal             Not Applicable
   Proceedings

                              GOLDMAN SACHS TRUST
                      Goldman Sachs Domestic Equity Funds
                                Service Shares

                                ---------------

                             CROSS REFERENCE SHEET
                           (as required by Rule 481)



PART A                      CAPTION
------                      -------

Goldman Sachs Domestic Equity Funds
-----------------------------------

Goldman Sachs Balanced Fund, Goldman Sachs Growth and Income Fund, Goldman Sachs CORE U.S. Equity Fund, Goldman Sachs CORE Large Cap Value Fund, Goldman Sachs CORE Large Cap Growth Fund, Goldman Sachs CORE Small Cap Equity Fund, Goldman Sachs Cap Growth Fund, Goldman Sachs Mid Cap Equity Fund and Goldman Small Cap Value Fund.


1. Cover Page               Cover Page

2. Synopsis                 Fund Highlights; Fees and Expenses

3. Condensed Financial
   Information              Financial Highlights

4. General Description      Cover Page; Fund Highlights;
   of Registrant            Investment Objective and Policies;
                            Description of Securities; Risk Factors; Investment
                            Techniques; Investment Restrictions; Portfolio
                            Turnover; Shares of the Trust;

5. Management of the Fund   Management

6. Capital Stock and        Dividends; Shares of the Trust;
   Other Securities         Taxation;

7. Purchase of Securities   Purchase of Service Shares; Net
   Being Offered            Asset Value; Additional Services

8. Redemption or            Redemption of Service Shares;
   Repurchase               Additional Services

9. Pending Legal            Not Applicable
   Proceedings

                              GOLDMAN SACHS TRUST
                      Goldman Sachs Domestic Equity Funds
                   Class A, Class B, Class C, Service Shares
                           and Institutional Shares


PART B                      CAPTION
------                      -------

10.  Cover Page             Cover Page

11.  Table of Contents      Table of Contents

12.  General Information    Introduction
     and History

13.  Investment Objectives  Investment Policies;
     and Policies           Investment Restrictions

14.  Management of the      Management
     Registrant

15.  Control Persons and    Shares of the Trust
     Principal Holders of
     Securities

16.  Investment Advisory    Management
     and Other Services

17.  Brokerage Allocation   Portfolio Transactions
     and Other Securities   and Brokerage

18.  Capital Stock and      Shares of the Trust
     Other Securities

19.  Purchase, Redemption   Management; Net Asset Value;
     and Pricing of         Other Information; Other Information
     Securities Being       Regarding Maximum Sales Charge, Purchases,
     Offered                Redemptions, Ex-changes and Dividends.

20.  Tax Status             Taxation

21.  Underwriters           Management-Distributor

22.  Calculation of         Performance Information
     Performance Data

23.  Financial Statements   Financial Statements


Part C
------
Information required to be included in Part C is set forth under the appropriate Item, so numbered in Part C to this Registration Statement.

                              GOLDMAN SACHS TRUST

                      GOLDMAN SACHS DOMESTIC EQUITY FUNDS

                       CLASS A, CLASS B, CLASS C SHARES

                               ----------------

                     SUPPLEMENT DATED JANUARY 20, 1999 TO
                  PROSPECTUS ORIGINALLY DATED JANUARY 8, 1999
                      AND HEREBY REDATED JANUARY 20, 1999

                    GOLDMAN SACHS CORE LARGE CAP VALUE FUND
   PRIOR PERFORMANCE OF SIMILARLY ADVISED ACCOUNTS OF THE INVESTMENT ADVISER

                         CLASS A SHARE CLASS A SHARE CLASS B SHARE CLASS B SHARE CLASS C SHARE CLASS C SHARE
                            EXPENSE       EXPENSE       EXPENSE       EXPENSE       EXPENSE       EXPENSE
                           COMPOSITE     COMPOSITE     COMPOSITE     COMPOSITE     COMPOSITE     COMPOSITE   RUSSELL
                          (EXCLUDING    (INCLUDING    (EXCLUDING    (INCLUDING    (EXCLUDING    (INCLUDING     1000
                             SALES         SALES         SALES         SALES         SALES         SALES      VALUE
                           CHARGES)      CHARGES)      CHARGES)      CHARGES)      CHARGES)      CHARGES)     INDEX
                         ------------- ------------- ------------- ------------- ------------- ------------- -------
1998....................         %             %             %             %             %             %          %
1997....................         %             %             %             %             %             %          %
1996....................         %             %             %             %             %             %          %
1995....................         %             %             %             %             %             %          %
1994....................         %             %             %             %             %             %          %
1993....................         %             %             %             %             %             %          %
8/1/92-12/31/92.........         %             %             %             %             %             %          %

                                               AVERAGE ANNUAL TOTAL RETURN
                                          --------------------------------------
                                           ONE YEAR  3 YEARS  5 YEARS    SINCE
                                            ENDED     ENDED    ENDED   INCEPTION
                                          12/31/1998 12/31/98 12/31/98 (8/1/92)
                                          ---------- -------- -------- ---------
Class A Share Expense Composite (exclud-
 ing sales charge)......................         %         %        %        %
Class A Share Expense Composite (includ-
 ing sales charge)......................         %         %        %        %
Class B Share Expense Composite (exclud-
 ing sales charge)......................         %         %        %        %
Class B Share Expense Composite (includ-
 ing sales charge)......................         %         %        %        %
Class C Share Expense Composite (exclud-
 ing sales charge)......................         %         %        %        %
Class C Share Expense Composite (includ-
 ing sales charge)......................         %         %        %        %
Russell 1000 Value Index................         %         %        %        %

  The preceding table sets forth the Investment Adviser's composite performance data relating to the historical performance of all discretionary private accounts managed by the Investment Adviser that have investment objectives, policies, and strategies substantially similar to the CORE Large Cap Value Fund. The information is provided to illustrate the past performance of the Investment Adviser in managing substantially similar accounts as measured against the Russell 1000 Value Index and does not represent the performance of the CORE Large Cap Value Fund. Investors should not consider this performance data as a substitute for the performance of the CORE Large Cap Value Fund nor should investors consider this data as an indication of future performance of the CORE Large Cap Value Fund or of the Investment Adviser. The Russell 1000 Value Index is unmanaged and investors cannot invest directly in the index.

  In accordance with the standards of the Association for Investment Management and Research ("AIMR"), the Investment Adviser's composite performance data was calculated on a time-weighted and asset-weighted total return basis which includes realized and unrealized gains and losses plus income. Total return performance of the CORE Large Cap Value Fund will be calculated in accordance with the regulations of the SEC. The SEC standardized average annual total return is neither time-weighted nor asset-weighted and is determined for specified periods by computing the annual percentage change in the value of an initial amount that is invested in a share class of the Fund at the maximum public offering price. Investors should be aware that the differences in methodology between AIMR and SEC requirements could result in different performance data for identical time periods.

  The actual expenses of the private accounts included in the composite were lower than the estimated expenses of the Fund. Accordingly, the performance record of the composite has been adjusted downward based on the estimated expenses of the A, B, and C Classes of the CORE Large Cap Value Fund during its first year of operations. Performance also reflects the deduction of the maximum 5.5% front-end sales charge with respect to Class A Shares and the maximum contingent deferred sales charge with respect to Class B (5%) and Class C Shares (1%). All returns presented reflect the reinvestment of dividends and other earnings. The private accounts are not subject to the same diversification requirements, specific tax restrictions and investment limitations imposed on the CORE Large Cap Value Fund by the Investment Company Act of 1940 and Subchapter M of the Internal Revenue Code. Consequently, the performance results of the Investment Adviser's composite could have been adversely affected if the private accounts had been regulated as investment companies under the federal securities laws.

--------------------------------------------------------------------------------

PROSPECTUS

January 8, 1999       GOLDMAN SACHS DOMESTIC EQUITY FUNDS
                            CLASS A, B AND C SHARES

GOLDMAN SACHS BALANCED FUND
  Seeks long-term capital growth and current income through investments in eq-uity and fixed-income securities.

GOLDMAN SACHS GROWTH AND INCOME FUND
  Seeks long-term growth of capital and growth of income through investments in equity securities that are considered to have favorable prospects for capital appreciation and/or dividend paying ability.

GOLDMAN SACHS CORE LARGE CAP VALUE FUND
  Seeks long-term growth of capital and dividend income through a broadly di-versified portfolio of equity securities of large cap U.S. issuers that are selling at low to modest valuations relative to general market measures and that are expected to have favorable prospects for capital appreciation and/or dividend-paying ability.

GOLDMAN SACHS CORE U.S. EQUITY FUND
  Seeks long-term growth of capital and dividend income through a broadly di-versified portfolio of large cap and blue chip equity securities represent-ing all major sectors of the U.S. economy.

GOLDMAN SACHS CORE LARGE CAP GROWTH FUND
  Seeks long-term growth of capital through a broadly diversified portfolio of equity securities of large cap U.S. issuers that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary consideration.
GOLDMAN SACHS CORE SMALL CAP EQUITY FUND
  Seeks long-term growth of capital through a broadly diversified portfolio of equity securities of U.S. issuers which are included in the Russell 2000 In-dex at the time of investment.

GOLDMAN SACHS CAPITAL GROWTH FUND
  Seeks long-term growth of capital through diversified investments in equity securities of companies that are considered to have long-term capital appre-ciation potential.

GOLDMAN SACHS MID CAP EQUITY FUND
  Seeks long-term capital appreciation primarily through investments in equity securities of companies with public stock market capitalizations within the range of the market capitalization of companies constituting the Russell Midcap Index at the time of investment (currentlybetween $400 million and $16 billion).

GOLDMAN SACHS SMALL CAP VALUE FUND
  Seeks long-term capital growth through investments in equity securities of companies with public stock market capitalizations of $1 billion or less at the time of investment.

  Goldman Sachs Asset Management ("GSAM"), New York, New York, a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as investment adviser to the Balanced, Growth and Income, CORE Large Cap Value, CORE Large Cap Growth, CORE Small Cap Equity, Mid Cap Equity and Small Cap Value (formerly "Small Cap Equity") Funds. Goldman Sachs Funds Management, L.P. ("GSFM"), New York, New York, an affiliate of Goldman Sachs, serves as investment adviser to the CORE U.S. Equity (formerly the "Select Equity Fund") and Capital Growth Funds. GSAM and GSFM are each referred to in this Prospectus as the "Investment Adviser." Goldman Sachs serves as each Fund's distributor and transfer agent.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                                        (continued on next page)

(cover continued)

  This Prospectus provides information about Goldman Sachs Trust (the "Trust") and the Funds that a prospective investor should understand before investing. This Prospectus should be retained for future reference. A Statement of Additional Information (the "Additional Statement"), dated January 8, 1999, containing further information about the Trust and the Funds which may be of interest to investors, has been filed with the Securities and Exchange Commission ("SEC"), is incorporated herein by reference in its entirety, and may be obtained without charge from Goldman Sachs by calling the telephone number, or writing to one of the addresses, listed on the back cover of this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the Additional Statement and other information regarding the Trust.

                               TABLE OF CONTENTS

                                     PAGE
                                     ----
Fund Highlights....................    3
Fees and Expenses..................    8
Financial Highlights...............   13
Investment Objectives and Policies.   21
Description of Securities..........   26
Investment Techniques..............   32
Risk Factors.......................   36
Investment Restrictions............   37
Portfolio Turnover.................   38
Management.........................   38
Expenses...........................   44
Reports to Shareholders............   44

                                     PAGE
                                     ----
How to Invest......................   44
Services Available to Shareholders.   50
Distribution and Service Plans.....   53
How to Sell Shares of the Funds....   54
Dividends..........................   56
Net Asset Value....................   56
Performance Information............   57
Shares of the Trust................   58
Taxation...........................   58
Additional Information.............   59
Appendix A ........................  A-1
Account Application

                                FUND HIGHLIGHTS

   The following is intended to highlight certain information and is qualified in its entirety by the more detailed information contained in this Prospectus.

  WHAT IS THE GOLDMAN SACHS TRUST?

   The Goldman Sachs Trust is an open-end management investment company that offers its shares ("Shares") in several investment funds (commonly known as mutual funds (the "Funds")). Each Fund pools the monies of investors by selling its Shares to the public and investing these monies in a portfolio of securities designed to achieve that Fund's stated investment objectives.

  WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS?

   Each Fund has distinct investment objectives and policies. There can be no assurance that a Fund's objectives will be achieved. Each Fund is a "diversified open-end management company" as defined in the Investment Company Act of 1940, as amended (the "Act"). For a further description of each Fund's investment objectives and policies, see "Investment Objectives and Policies," "Description of Securities" and "Investment Techniques."

----------------------------------------------------------------------------------------
 FUND NAME   INVESTMENT OBJECTIVES      INVESTMENT CRITERIA            BENCHMARK
 ---------   ---------------------      -------------------            ---------

 BALANCED    Long-term capital      Between 45% and 65% of total   Lehman Aggregate Bond
 FUND        growth and current     assets in equity securities    Index and the
             income.                and at least 25% in fixed-     Standard & Poor's
                                    income senior securities.      Index of 500 Common
                                                                   Stocks (the "S&P 500
                                                                   Index")
----------------------------------------------------------------------------------------
 GROWTH AND  Long-term growth of    At least 65% of total assets   S&P 500 Index
 INCOME FUND capital and growth of  in equity securities that the
             income.                Investment Adviser considers
                                    to have favorable prospects
                                    for capital appreciation
                                    and/or dividend-paying
                                    ability.
----------------------------------------------------------------------------------------
 CORE LARGE  Long-term growth of    At least 90% of total assets   Russell 1000 Value
 CAP VALUE   capital and dividend   in equity securities of U.S.   Index
 FUND        income.                issuers, including certain
                                    foreign issuers traded in the
                                    U.S. The Fund seeks to achieve
                                    its objective through a
                                    broadly diversified portfolio
                                    of equity securities of large
                                    cap U.S. issuers that are
                                    selling at low to modest
                                    valuations relative to general
                                    market measures such as
                                    earnings, book value and other
                                    fundamental accounting
                                    measures, and that are
                                    expected to have favorable
                                    prospects for capital
                                    appreciation and/or dividend-
                                    paying ability. The Fund's
                                    investments are selected using
                                    both a variety of quantitative
                                    techniques and fundamental
                                    research in seeking to
                                    maximize the Fund's expected
                                    return, while maintaining
                                    risk, style, capitalization
                                    and industry characteristics
                                    similar to the Russell 1000
                                    Value Index.


                                                                     (continued)

--------------------------------------------------------------------------------------
 FUND NAME    INVESTMENT OBJECTIVES      INVESTMENT CRITERIA         BENCHMARK
 ---------    ---------------------      -------------------         ---------

 CORE U.S.   Long-term growth of    At least 90% of total assets   S&P 500 Index
 EQUITY FUND capital and dividend   in equity securities of U.S.
             income.                issuers, including certain
                                    foreign issuers traded in the
                                    U.S. The Fund seeks to achieve
                                    its objective through a
                                    broadly diversified portfolio
                                    of large cap and blue chip
                                    equity securities representing
                                    all major sectors of the U.S.
                                    economy. The Fund's
                                    investments are selected using
                                    both  a variety of
                                    quantitative techniques and
                                    fundamental research in
                                    seeking to maximize the Fund's
                                    expected return, while
                                    maintaining risk, style,
                                    capitalization and
                                    industry characteristics
                                    similar to the S&P 500 Index.
--------------------------------------------------------------------------------------
 CORE LARGE  Long-term growth of    At least 90% of total assets   Russell 1000 Growth
 CAP GROWTH  capital.               in equity securities of U.S.   Index
 FUND        Dividend income is a   issuers, including certain
             secondary              foreign issuers traded in the
             consideration.         U.S. The Fund seeks to achieve
                                    its objective through a
                                    broadly diversified portfolio
                                    of equity securities of large
                                    cap U.S. issuers that are
                                    expected to have better
                                    prospects for earnings growth
                                    than the growth rate of the
                                    general domestic economy. The
                                    Fund's investments are
                                    selected using both a variety
                                    of quantitative techniques and
                                    fundamental research in
                                    seeking to maximize the Fund's
                                    expected return, while
                                    maintaining risk, style,
                                    capitalization and industry
                                    characteristics similar to the
                                    Russell 1000 Growth Index.
--------------------------------------------------------------------------------------
 CORE SMALL  Long-term growth of    At least 90% of total assets   Russell 2000 Index
 CAP EQUITY  capital.               in equity securities of U.S.
 FUND                               issuers, including certain
                                    foreign issuers traded in the
                                    U.S. The Fund seeks to achieve
                                    its objective through a
                                    broadly diversified portfolio
                                    of equity securities of U.S.
                                    issuers which are included in
                                    the Russell 2000 Index at the
                                    time of investment. The Fund's
                                    investments are selected using
                                    both a variety of quantitative
                                    techniques and fundamental
                                    research in seeking to
                                    maximize the Fund's expected
                                    return, while maintaining
                                    risk, style, capitalization
                                    and industry characteristics
                                    similar to the Russell 2000
                                    Index.
--------------------------------------------------------------------------------------
 CAPITAL     Long-term capital      At least 90% of total assets   S&P 500 Index
 GROWTH FUND growth.                in a diversified portfolio of
                                    equity securities. The
                                    Investment Adviser considers
                                    long-term capital appreciation
                                    potential in selecting
                                    investments.

                                                                     (continued)

-----------------------------------------------------------------------------------------
 FUND NAME      INVESTMENT OBJECTIVES     INVESTMENT CRITERIA            BENCHMARK
 ---------      ---------------------     -------------------            ---------

 MID CAP        Long-term capital     At least 65% of total assets   Russell Midcap Index
 EQUITY FUND    appreciation.         in equity securities of
                                      companies with public stock
                                      market capitalizations within
                                      the range of the market
                                      capitalization of companies
                                      constituting the Russell
                                      Midcap Index at the time of
                                      investment (currently between
                                      $400 million and $16 billion)
                                      ("Mid-Cap Companies").
-----------------------------------------------------------------------------------------
 SMALL CAP      Long-term capital     At least 65% of total assets   Russell 2000
 VALUE FUND     growth.               in equity securities of
                                      companies with public stock
                                      market capitalizations of $1
                                      billion or less at the time of
                                      investment.

 WHAT ARE THE RISK FACTORS AND SPECIAL CHARACTERISTICS THAT I SHOULD CONSIDER BEFORE INVESTING?

  Each Fund's Share price will fluctuate with market, economic and, to the extent applicable, foreign exchange conditions, so that an investment in any of the Funds may be worth more or less when redeemed than when purchased. None of the Funds should be relied upon as a complete investment program. There can be no assurance that a Fund's investment objectives will be achieved. See "Risk Factors."

  Risks of Investing in Small Capitalization Companies. To the extent that a Fund invests in the securities of small market capitalization companies, the Fund may be exposed to a higher degree of risk and price volatility. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price.

  Foreign Risks. Investments in securities of foreign issuers and currencies involve risks that are different form those associated with investments in domestic securities. The risks associated with foreign investments and currencies include changes in relative currency exchange rates, political and economic developments, the imposition of exchange controls, confiscation and other governmental restrictions. Generally, there is less availability of data on foreign companies and securities markets as well as less regulation of foreign stock exchanges, brokers and issuers. A Fund's investments in emerging markets and countries ("Emerging Countries") involves greater risks than investments in the developed countries of Western Europe, the United States, Canada, Australia, New Zealand and Japan.

  Other. A Fund's use of certain investment techniques, including derivatives, forward contracts, options and futures, will subject the Fund to greater risk than funds that do not employ such techniques.

 WHO MANAGES THE FUNDS?

  Goldman Sachs Asset Management serves as Investment Adviser to the Balanced, Growth and Income, CORE Large Cap Value, CORE Large Cap Growth, CORE Small Cap Equity, Mid Cap Equity and Small Cap Value Funds. Goldman Sachs Funds Management, L.P. serves as Investment Adviser to the CORE U.S. Equity and Capital Growth Funds. As of November 20, 1998, the Investment Adviser, together with its affiliates, acted as investment adviser or distributor for assets in excess of $188 billion.

 WHO DISTRIBUTES THE FUNDS' SHARES?

  Goldman Sachs acts as distributor of each Fund's Shares (the "Distributor").

 WHAT IS THE MINIMUM INVESTMENT?

                                                                 MINIMUM
                                                           --------------------
                                                           INITIAL
                                                           PURCHASE ADDITIONAL
TYPE OF PURCHASE                                            AMOUNT  INVESTMENTS
----------------                                           -------- -----------
Regular Purchases.........................................  $1,000      $50
Tax-Sheltered Retirement Plans (excluding SIMPLE IRAs and
 Education IRAs) and UGMA/UTMA Purchases..................  $  250      $50
SIMPLE IRAs and Education IRAs............................  $   50      $50
Automatic Investment Plan.................................  $   50      $50
403(b) Plans..............................................  $  200      $50

  For further information, see "How to Invest--How to Buy Shares of the Funds" on page 45.

 HOW DO I PURCHASE SHARES?


  You may purchase Shares of the Funds through Goldman Sachs and certain investment dealers, including members of the National Association of Securities Dealers, Inc. (the "NASD") and certain other financial service firms that have agreements with Goldman Sachs relating to the sale of Shares ("Authorized Dealers"). See "How to Invest" on page 44.

 WHAT ARE MY PURCHASE ALTERNATIVES?


  The Funds offer three classes of Shares through this Prospectus. These Shares may be purchased, at the investor's choice, at a price equal to their next determined net asset value ("NAV") (i) plus an initial sales charge imposed at the time of purchase ("Class A Shares"); (ii) with a contingent deferred sales charge ("CDSC") imposed on redemptions within six years of purchase ("Class B Shares"); or (iii) without any initial sales charge or CDSC, as long as Shares are held for one year or more ("Class C Shares"). Direct purchases of $1 million or more of Class A Shares will be sold without an initial sales charge and may be subject to a CDSC at the time of certain redemptions.

                            MAXIMUM INITIAL                   MAXIMUM CONTINGENT
   ALL FUNDS                 SALES CHARGE                   DEFERRED SALES CHARGE
   ---------                ---------------                 ---------------------
   Class A.................      5.5%                            (See above)
   Class B.................       N/A                 5% declining to 0% after six years
   Class C.................       N/A       1% if Shares are redeemed within 12 months of purchase

  Over time, the CDSC and distribution and service fees attributable to Class B or Class C Shares will exceed the initial sales charge and the distribution and service fees attributable to Class A Shares. Class B Shares convert to Class A Shares, which are subject to lower distribution and service fees, eight years after initial purchase. Class C Shares, which are subject to the same distribution and service fees as Class B Shares, do not convert to Class A Shares and are subject to the higher distribution and service fees indefinitely. See "How to Invest--Alternative Purchase Arrangements" on page 44.

 HOW DO I SELL MY SHARES?


  You may redeem Shares upon request on any Business Day, as defined under "Additional Information," at the NAV next determined after receipt of such request in proper form, subject to any applicable CDSC. See "How to Sell Shares of the Funds."

 HOW DO I RECEIVE DIVIDENDS AND DISTRIBUTIONS?


                                       INVESTMENT INCOME DIVIDENDS CAPITAL GAINS
FUND                                        DECLARED AND PAID      DISTRIBUTIONS
----                                   --------------------------- -------------
Balanced..............................          Quarterly            Annually
Growth and Income.....................          Quarterly            Annually
CORE Large Cap Value..................          Quarterly            Annually
CORE U.S. Equity......................           Annually            Annually
CORE Large Cap Growth.................           Annually            Annually
CORE Small Cap Equity.................           Annually            Annually
Capital Growth........................           Annually            Annually
Mid Cap Equity........................           Annually            Annually
Small Cap Value.......................           Annually            Annually

  You may receive dividends and distributions in additional Shares of the same class of the Fund in which you have invested or you may elect to receive them in cash, Shares of the same class of other mutual funds sponsored by Goldman Sachs (the "Goldman Sachs Funds") or ILA Service Units of the Prime Obligations Portfolio or the Tax-Exempt Diversified Portfolio, if you hold Class A Shares of a Fund, or ILA Class B or Class C Units of the Prime Obligations Portfolio, if you hold Class B or Class C Shares of a Fund (the "ILA Portfolios"). For further information concerning dividends and distributions, see "Dividends."

                               FEES AND EXPENSES

                                                               GROWTH
                                                                 AND                             CORE
                             BALANCED                          INCOME                          LARGE CAP
                               FUND                             FUND                          VALUE FUND
                      -----------------------------    -----------------------------    -----------------------------
                      CLASS A    CLASS B    CLASS C    CLASS A    CLASS B    CLASS C    CLASS A    CLASS B    CLASS C
                      -------    -------    -------    -------    -------    -------    -------    -------    -------
SHAREHOLDER
 TRANSACTION
 EXPENSES:
 Maximum Sales
  Charge Imposed
  on Purchases........  5.5%/1/   none       none        5.5%/1/   none       none        5.5%/1/   none       none
 Maximum Sales
  Charge Imposed
  on Reinvested
  Dividends........... none       none       none       none       none       none       none       none       none
 Maximum Deferred
  Sales Charge........ none/1/     5.0%/2/    1.0%/3/   none/1/     5.0%/2/    1.0%/3/   none/1/     5.0%/2/    1.0%/3/
 Redemption
  Fees/4/............. none       none       none       none       none       none       none       none       none
 Exchange
  Fees/4/............. none       none       none       none       none       none       none       none       none
ANNUAL FUND
 OPERATING
 EXPENSES:
 (as a percentage
 of average daily
 net assets)/5/
 Management Fees
  (after waivers
  and
  reimbursements)/6/.. 0.65%      0.65%      0.65%      0.70%      0.70%      0.70%      0.60%      0.60%      0.60%
 Distribution and
  Service Fees........ 0.25%      1.00%      1.00%      0.25%      1.00%      1.00%      0.25%      1.00%      1.00%
 Other Expenses
  (after waivers
  and
  reimbursements)/7/.. 0.20%      0.20%      0.20%      0.24%      0.24%      0.24%      0.19%      0.19%      0.19%
                       ----       ----       ----       ----       ----       ----       ----       ----       ----
TOTAL FUND
 OPERATING
 EXPENSES (AFTER
 WAIVERS AND
 REIMBURSEMENTS)/8/... 1.10%      1.85%      1.85%      1.19%      1.94%      1.94%      1.04%      1.79%      1.79%
                       ====       ====       ====       ====       ====       ====       ====       ====       ====
                             CORE U.S.                          CORE                             CORE
                              EQUITY                          LARGE CAP                        SMALL CAP
                               FUND                          GROWTH FUND                      EQUITY FUND
                      -------------------------------- -------------------------------- --------------------------------
                      CLASS A    CLASS B    CLASS C    CLASS A    CLASS B    CLASS C    CLASS A    CLASS B    CLASS C
                      ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
SHAREHOLDER
 TRANSACTION
 EXPENSES:
 Maximum Sales
  Charge Imposed
  on Purchases........  5.5%/1/   none       none        5.5%/1/   none       none        5.5%/1/   none       none
 Maximum Sales
  Charge Imposed
  on Reinvested
  Dividends........... none       none       none       none       none       none       none       none       none
 Maximum Deferred
  Sales Charge........ none/1/     5.0%/2/    1.0%/3/   none/1/     5.0%/2/    1.0%/3/   none/1/     5.0%/2/    1.0%/3/
 Redemption
  Fees/4/............. none       none       none       none       none       none       none       none       none
 Exchange
  Fees/4/............. none       none       none       none       none       none       none       none       none
ANNUAL FUND
 OPERATING
 EXPENSES:
 (as a percentage
 of average daily
 net assets)/5/
 Management Fees
  (after waivers
  and
  reimbursements)/6/.. 0.70%      0.70%      0.70%      0.60%      0.60%      0.60%      0.85%      0.85%      0.85%
 Distribution and
  Service Fees........ 0.25%      1.00%      1.00%      0.25%      1.00%      1.00%      0.25%      1.00%      1.00%
 Other Expenses
  (after waivers
  and
  reimbursements)/7/.. 0.19%      0.19%      0.19%      0.19%      0.19%      0.19%      0.23%      0.23%      0.23%
                      ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
TOTAL FUND
 OPERATING
 EXPENSES (AFTER
 WAIVERS AND
 REIMBURSEMENTS)/8/... 1.14%      1.89%      1.89%      1.04%      1.79%      1.79%      1.33%      2.08%      2.08%
                      ========== ========== ========== ========== ========== ========== ========== ========== ==========

                                                                                                     SMALL
                                  CAPITAL                          MID CAP                            CAP
                                  GROWTH                           EQUITY                            VALUE
                                   FUND                              FUND                            FUND
                          -----------------------------    -----------------------------    -----------------------------
                          CLASS A    CLASS B    CLASS C    CLASS A    CLASS B    CLASS C    CLASS A    CLASS B    CLASS C
                          -------    -------    -------    -------    -------    -------    -------    -------    -------
SHAREHOLDER TRANSACTION
EXPENSES:
 Maximum Sales Charge
 Imposed on Purchases....   5.5%/1/   none       none        5.5%/1/   none       none        5.5%/1/   none       none
 Maximum Sales Charge
 Imposed on Reinvested
 Dividends...............  none       none       none       none       none       none       none       none       none
 Maximum Deferred Sales
 Charge..................  none/1/     5.0%/2/    1.0%/3/   none/1/     5.0%/2/    1.0%/3/   none/1/     5.0%/2/    1.0%/3/
 Redemption Fees/4/......  none       none       none       none       none       none       none       none       none
 Exchange Fees/4/........  none       none       none       none       none       none       none       none       none
ANNUAL FUND OPERATING
EXPENSES: (as a
percentage of average
daily net assets)/5/
 Management Fees (after
 waivers and
 reimbursements).........  1.00%      1.00%      1.00%      0.75%      0.75%      0.75%      1.00%      1.00%      1.00%
 Distribution and Service
 Fees....................  0.25%      1.00%      1.00%      0.25%      1.00%      1.00%      0.25%      1.00%      1.00%
 Other Expenses (after
 waivers and
 reimbursements)/7/......  0.19%      0.19%      0.19%      0.29%      0.29%      0.29%      0.25%      0.25%      0.25%
                           ----       ----       ----       ----       ----       ----       ----       ----       ----
TOTAL FUND OPERATING
EXPENSES (AFTER WAIVERS
AND REIMBURSEMENTS)/8/...  1.44%      2.19%      2.19%      1.29%      2.04%      2.04%      1.50%      2.25%      2.25%
                           ====       ====       ====       ====       ====       ====       ====       ====       ====

----
/1/ As a percentage of the offering price. No sales charge is imposed on purchases of Class A Shares by certain classes of investors. A CDSC of 1.00% is imposed on certain redemptions (within 18 months of purchase) of Class A Shares sold without an initial sales charge as part of an investment of $1 million or more. See "How to Invest--Offering Price-- Class A Shares."
/2/ A CDSC is imposed upon Shares redeemed within six years of purchase at a rate of 5% in the first year, declining to 1% in the sixth year, and eliminated thereafter. See "How to Invest--Offering Price--Class B Shares."
/3/ A CDSC of 1.00% is imposed on Shares redeemed within 12 months of purchase. See "How to Invest--Offering Price--Class C Shares."
/4/ A transaction fee of $7.50 may be charged for redemption proceeds paid by wire. In addition to free reinvestments of dividends and distributions in Shares of other Goldman Sachs Funds or units of the ILA Portfolios and free automatic exchanges pursuant to the Automatic Exchange Program, six free exchanges are permitted in each twelve month period. A fee of $12.50 may be charged for each subsequent exchange during such period. See "How to Invest--Exchange Privilege."
/5/ The Funds' annual operating expenses have been restated to reflect fees and expenses in effect as of September 1, 1998, except for the CORE Large Cap Value Fund which are based on estimated amounts for the current fiscal year.
/6/ The Investment Adviser has voluntarily agreed not to impose a portion of the management fee on the CORE U.S. Equity and CORE Large Cap Growth Funds equal to 0.05% and 0.15%, respectively. Without such limitations, management fees would be 0.75% of each Fund's average daily net assets.
/7/ The Investment Adviser has voluntarily agreed to reduce or limit certain other expenses (excluding management, distribution and service fees, transfer agency fees (equal to 0.19% of the average daily net assets of each Fund's Class A, B and C Shares), taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) for each Fund to the extent such expenses exceed the following percentages of average daily net assets:

                                                                         OTHER
                                                                        EXPENSES
                                                                        --------
      Balanced.........................................................  0.01%
      Growth and Income................................................  0.05%
      CORE Large Cap Value.............................................  0.00%
      CORE U.S. Equity.................................................  0.00%
      CORE Large Cap Growth............................................  0.00%
      CORE Small Cap Equity............................................  0.04%
      Capital Growth...................................................  0.00%
      Mid Cap Equity...................................................  0.10%
      Small Cap Value..................................................  0.06%

/8/ Without the limitations described above, "Other Expenses" and "Total
    Operating Expenses" of the Funds would be as set forth below:

                                                                         TOTAL
                                                               OTHER   OPERATING
                                                              EXPENSES EXPENSES
                                                              -------- ---------
      Balanced
        Class A..............................................  0.43%     1.33%
        Class B..............................................  0.43%     2.08%
        Class C..............................................  0.43%     2.08%
      Growth and Income
        Class A..............................................  0.27%     1.22%
        Class B..............................................  0.27%     1.97%
        Class C..............................................  0.27%     1.97%
      CORE Large Cap Value
        Class A..............................................  0.71%     1.56%
        Class B..............................................  0.71%     2.31%
        Class C..............................................  0.71%     2.31%
      CORE U.S. Equity
        Class A..............................................  0.27%     1.27%
        Class B..............................................  0.27%     2.02%
        Class C..............................................  0.27%     2.02%
      CORE Large Cap Growth
        Class A..............................................  0.37%     1.37%
        Class B..............................................  0.37%     2.12%
        Class C..............................................  0.37%     2.12%
      CORE Small Cap Equity
        Class A..............................................  0.63%     1.73%
        Class B..............................................  0.63%     2.48%
        Class C..............................................  0.63%     2.48%
      Capital Growth
        Class A..............................................  0.25%     1.50%
        Class B..............................................  0.25%     2.25%
        Class C..............................................  0.25%     2.25%
      Mid Cap Equity
        Class A..............................................  0.31%     1.31%
        Class B..............................................  0.31%     2.06%
        Class C..............................................  0.31%     2.06%
      Small Cap Value
        Class A..............................................  0.28%     1.53%
        Class B..............................................  0.28%     2.28%
        Class C..............................................  0.28%     2.28%

EXAMPLE

  You would pay the following expenses on a hypothetical $1,000 investment (including the maximum sales charge) assuming (i) a 5% annual return; and (ii) redemption at the end of each time period.

    FUND                                         1 YEAR 3 YEARS 5 YEARS 10 YEARS
    ----                                         ------ ------- ------- --------
Balanced Fund
 Class A Shares................................   $66     $88    $112     $182
 Class B Shares
 --Assuming complete redemption at end of peri-
  od...........................................    66      86     119      197
 --Assuming no redemption......................    19      58     100      197
 Class C Shares
 --Assuming complete redemption at end of peri-
  od...........................................    28      58     100      217
 --Assuming no redemption......................    19      58     100      217

    FUND                                         1 YEAR 3 YEARS 5 YEARS 10 YEARS
    ----                                         ------ ------- ------- --------
Growth and Income Fund
 Class A Shares................................   $66     $91    $117     $191
 Class B Shares
 --Assuming complete redemption at end of
  period.......................................    67      89     124      207
 --Assuming no redemption......................    20      61     105      207
 Class C Shares
 --Assuming complete redemption at end of
  period.......................................    29      61     105      226
 --Assuming no redemption......................    20      61     105      226
CORE Large Cap Value
 Class A Shares................................    65      86     N/A      N/A
 Class B Shares
 --Assuming complete redemption at end of
  period.......................................    65      84     N/A      N/A
 --Assuming no redemption......................    18      56     N/A      N/A
 Class C Shares
 --Assuming complete redemption at end of peri-
  od...........................................    27      56     N/A      N/A
 --Assuming no redemption......................    18      56     N/A      N/A
CORE U.S. Equity Fund
 Class A Shares................................    66      89     114      186
 Class B Shares
 --Assuming complete redemption at end of
  period.......................................    66      87     121      201
 --Assuming no redemption......................    19      59     102      201
 Class C Shares
 --Assuming complete redemption at end of
  period.......................................    28      59     102      221
 --Assuming no redemption......................    19      59     102      221
CORE Large Cap Growth Fund
 Class A Shares................................    65      86     109      175
 Class B Shares
 --Assuming complete redemption at end of
  period.......................................    65      84     116      191
 --Assuming no redemption......................    18      56      97      191
 Class C Shares
 --Assuming complete redemption at end of
  period.......................................    27      56      97      211
 --Assuming no redemption......................    18      56      97      211
CORE Small Cap Equity Fund
 Class A Shares................................    68      95     124      206
 Class B Shares
 --Assuming complete redemption at end of
  period.......................................    68      93     131      222
 --Assuming no redemption......................    21      65     112      222
 Class C Shares
 --Assuming complete redemption at end of
  period.......................................    30      65     112      241
 --Assuming no redemption......................    21      65     112      241
Capital Growth Fund
 Class A Shares................................    69      98     129      218
 Class B Shares
 --Assuming complete redemption at end of
  period.......................................    69      97     136      233
 --Assuming no redemption......................    22      69     117      233
 Class C Shares
 --Assuming complete redemption at end of
  period.......................................    31      69     117      252
 --Assuming no redemption......................    22      69     117      252
Mid Cap Equity Fund
 Class A Shares................................    68      92     129      218
 Class B Shares
 --Assuming complete redemption at end of
  period.......................................    68      92     129      218
 --Assuming no redemption......................    21      64     110      218
 Class C Shares
 --Assuming complete redemption at end of
  period.......................................    30      64     110      237
 --Assuming no redemption......................    21      64     110      237
Small Cap Value Fund
 Class A Shares................................    69     100     132      224
 Class B Shares
 --Assuming complete redemption at end of
  period.......................................    70      98     139      240
 --Assuming no redemption......................    23      70     120      240
 Class C Shares
 --Assuming complete redemption at end of
  period.......................................    32      70     120      258
 --Assuming no redemption......................    23      70     120      258

  The hypothetical example assumes that a CDSC will not apply to redemptions of Class A Shares within the first 18 months. Class B Shares convert to Class A Shares eight years after purchase; therefore, Class A expenses are used in the hypothetical example after year eight.

  The Investment Adviser and Goldman Sachs may modify or discontinue any of the limitations set forth above in the future at their discretion. The information set forth in the foregoing table and hypothetical example relates only to Class A, B and C Shares. Each Fund also offers Institutional and Service Shares, which are subject to different fees and expenses (which affect performance), have different minimum investment requirements and are entitled to different services than Class A, Class B and Class C Shares. Information regarding Institutional and Service Shares may be obtained from your sales representative or from Goldman Sachs by calling the number on the back cover page of this Prospectus. Because of the Distribution and Service Plans, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the NASD's rules regarding investment companies.

  In addition to the compensation itemized above, certain institutions that sell Fund Shares and/or their salespersons may receive other compensation in connection with the sale and distribution of Class A, Class B and Class C Shares of the Funds or for services to their customers' accounts and/or the Funds. For additional information regarding such compensation, see "Management" and "Services Available to Shareholders" in this Prospectus and "Other Information Regarding Purchases, Redemptions, Exchanges and Dividends" in the Additional Statement.

  The purpose of the foregoing table is to assist investors in understanding the various fees and expenses of a Fund that an investor will bear directly or indirectly. The information on the fees and expenses included in the table and hypothetical example above are based on each Fund's fees and expenses (actual or estimated) and should not be considered as representative of past or future expenses. Actual fees and expenses may be greater or less than those indicated. Moreover, while the example assumes a 5% annual return, a Fund's actual performance will vary and may result in an actual return greater or less than 5%. See "Management--Investment Advisers."

                             FINANCIAL HIGHLIGHTS


         SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  The following data for the years and periods ended on or before January 31, 1998 have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report incorporated by reference into the Additional Statement from the Annual Report to shareholders of the Funds for the year ended January 31, 1998 (the "Annual Report"). This information should be read in conjunction with the financial statements and related notes incorporated by reference and attached to the Additional Statement. The Annual Report also contains performance information and is available upon request and without charge by calling the telephone number or writing to one of the addresses on the back cover of this Prospectus. Information for the period ended July 31, 1998 has not been audited. During the periods shown, the Trust did not offer Shares of the CORE Large Cap Value Fund. Accordingly, there are no financial highlights for this Fund.

-------------------------------------------------------------------------------

                                  INCOME FROM
                           INVESTMENT OPERATIONS(E)            DISTRIBUTIONS TO SHAREHOLDERS
                           ------------------------- -------------------------------------------------
                                       NET REALIZED
                                      AND UNREALIZED
                                      GAIN (LOSS) ON
                                       INVESTMENT,                                       IN EXCESS OF
                                       FUTURES AND                           FROM NET    NET REALIZED
                 NET ASSET               FOREIGN        FROM    IN EXCESS  REALIZED GAIN    GAIN ON
                  VALUE,      NET        CURRENCY       NET       OF NET   ON INVESTMENT  INVESTMENT
                 BEGINNING INVESTMENT    RELATED     INVESTMENT INVESTMENT  AND FUTURES   AND FUTURES
                 OF PERIOD   INCOME    TRANSACTIONS    INCOME     INCOME   TRANSACTIONS  TRANSACTIONS
                 --------- ---------- -------------- ---------- ---------- ------------- -------------
                                                                                         BALANCED FUND
------------------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31 (UN-
AUDITED),
-------------------------------------
1998--Class A
Shares..........  $20.29     $0.29        $(0.21)      $(0.28)    $ --         $ --          $ --
1998--Class B
Shares..........   20.20      0.20         (0.20)       (0.21)      --           --            --
1998--Class C
Shares..........   20.17      0.20         (0.21)       (0.21)      --           --            --
1998--Institu-
tional Shares...   20.29      0.32         (0.21)       (0.31)      --           --            --
1998--Service
Shares..........   20.28      0.26         (0.21)       (0.25)      --           --            --
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares..........   18.78      0.57          2.66        (0.56)      --         (1.16)          --
1998--Class B
Shares..........   18.73      0.50          2.57        (0.42)    (0.02)       (1.16)          --
1998--Class C
Shares(b).......   21.10      0.25          0.24        (0.22)    (0.04)       (0.64)        (0.52)
1998--Institu-
tional
Shares(b).......   21.18      0.26          0.32        (0.23)    (0.08)       (0.45)        (0.71)
1998--Service
Shares(b).......   21.18      0.22          0.32        (0.22)    (0.06)       (0.72)        (0.44)
------------------------------------------------------------------------------------------------------------------------------
1997--Class A
Shares..........   17.31      0.66          2.47        (0.66)      --         (1.00)          --
1997--Class B
Shares(b).......   17.46      0.42          2.34        (0.42)    (0.07)       (1.00)          --
------------------------------------------------------------------------------------------------------------------------------
1996--Class A
Shares..........   14.22      0.51          3.43        (0.50)      --         (0.35)          --
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1995--Class A
Shares(b).......   14.18      0.10          0.02        (0.08)      --           --            --
                                                                                                         RATIOS ASSUMING
                                                                                                       NO VOLUNTARY WAIVER
                                                                                                            OF FEES OR
                                                                                                       EXPENSE LIMITATIONS
                                                                                                     -------------------------
                                                                                         RATIO OF                  RATIO OF
                     NET                                           NET      RATIO OF        NET                       NET
                  INCREASE   NET ASSET                          ASSETS AT      NET      INVESTMENT    RATIO OF    INVESTMENT
                 (DECREASE)   VALUE,               PORTFOLIO      END OF   EXPENSES TO   INCOME TO    EXPENSES   INCOME (LOSS)
                   IN NET     END OF     TOTAL     TURNOVER       PERIOD   AVERAGE NET  AVERAGE NET  TO AVERAGE   TO AVERAGE
                 ASSET VALUE  PERIOD   RETURN(A)    RATE(F)     (IN 000'S)   ASSETS       ASSETS     NET ASSETS   NET ASSETS
                 ----------- --------- ----------- ------------ ---------- ------------ ------------ ----------- -------------
------------------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31 (UN-
AUDITED),
-------------------------------------
1998--Class A
Shares..........   $(0.20)    $20.09      0.34%(d)   69.31%(d)   $191,408     1.00%(c)     2.86%(c)     1.45%(c)      2.41%(c)
1998--Class B
Shares..........    (0.21)     19.99     (0.04)(d)   69.31(d)      38,923     1.75(c)      2.11(c)      1.95(c)       1.91(c)
1998--Class C
Shares..........    (0.22)     19.95     (0.08)(d)   69.31(d)      15,693     1.75(c)      2.12(c)      1.95(c)       1.92(c)
1998--Institu-
tional Shares...    (0.20)     20.09      0.45(d)    69.31(d)       8,646     0.75(c)      3.11(c)      0.95(c)       2.91(c)
1998--Service
Shares..........    (0.20)     20.08      0.26(d)    69.31(d)         447     1.25(c)      2.51(c)      1.45(c)       2.31(c)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares..........     1.51      20.29     17.54      190.43        163,636     1.00         2.94         1.57          2.37
1998--Class B
Shares..........     1.47      20.20     16.71      190.43         23,639     1.76         2.14         2.07          1.83
1998--Class C
Shares(b).......    (0.93)     20.17      2.49(d)   190.43          8,850     1.77(c)      2.13(c)      2.08(c)       1.82(c)
1998--Institu-
tional
Shares(b).......    (0.89)     20.29      2.93(d)   190.43          8,367     0.76(c)      3.13(c)      1.07(c)       2.82(c)
1998--Service
Shares(b).......    (0.90)     20.28      2.66(d)   190.43             16     1.26(c)      2.58(c)      1.57(c)       2.27(c)
------------------------------------------------------------------------------------------------------------------------------
1997--Class A
Shares..........     1.47      18.78     18.59      208.11         81,410     1.00         3.76         1.77          2.99
1997--Class B
Shares(b).......     1.27      18.73     16.22(d)   208.11          2,110     1.75(c)      2.59(c)      2.27(c)       2.07(c)
------------------------------------------------------------------------------------------------------------------------------
1996--Class A
Shares..........     3.09      17.31     28.10      197.10         50,928     1.00         3.65         1.90          2.75
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1995--Class A
Shares(b).......     0.04      14.22      0.87(d)    14.71          7,510     1.00(c)      3.39(c)      8.29(c)      (3.90)(c)

-------------------------------------------------------------------------------
(a) Assumes investment at the NAV at the beginning of the period, reinvestments of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
(b) Class A and Class B Share activity commenced on October 12, 1994 and May
    1, 1996, respectively. Class C, Institutional and Service Share activity commenced on August 15, 1997.
(c) Annualized.
(d) Not annualized.
(e) Includes the balancing effect of calculating per Share amounts.
(f) Includes the effects of mortgage dollar roll transactions.

                                  INCOME FROM
                           INVESTMENT OPERATIONS(E)            DISTRIBUTIONS TO SHAREHOLDERS
                           -------------------------- ------------------------------------------------
                                            NET                                           IN EXCESS OF
                                        REALIZED AND                          FROM NET    NET REALIZED
                 NET ASSET    NET        UNREALIZED      FROM    IN EXCESS  REALIZED GAIN   GAIN ON
                  VALUE,   INVESTMENT  GAIN (LOSS) ON    NET       OF NET   ON INVESTMENT  INVESTMENT  ADDITIONAL
                 BEGINNING   INCOME     INVESTMENTS   INVESTMENT INVESTMENT  AND FUTURES  AND FUTURES   PAID-IN
                 OF PERIOD   (LOSS)     AND FUTURES     INCOME     INCOME   TRANSACTIONS  TRANSACTIONS  CAPITAL
                 --------- ----------  -------------- ---------- ---------- ------------- ------------ ----------
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTH ENDED JULY 31 (UNAUDITED),
--------------------------------------------
1998--Class A
Shares..........  $25.93     $0.09         $(0.41)      $(0.08)    $  --        $ --         $  --       $ --
1998--Class B
Shares..........   25.73       --           (0.41)         --         --          --            --         --
1998--Class C
Shares..........   25.70      0.01          (0.43)       (0.01)       --          --            --         --
1998--Institu-
tional Shares...   25.95      0.13          (0.40)       (0.13)       --          --            --         --
1998--Service
Shares..........   25.92      0.07          (0.39)       (0.07)       --          --            --         --
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares..........   23.18      0.11           5.27        (0.11)       --        (2.52)          --         --
1998--Class B
Shares..........   23.10      0.04           5.14          --       (0.03)      (2.45)        (0.07)       --
1998--Class C
Shares(b).......   28.20     (0.01)          0.06          --       (0.03)      (1.42)        (1.10)       --
1998--
Institutional
Shares..........   23.19      0.27           5.23        (0.22)       --        (0.24)        (2.28)       --
1998--Service
Shares..........   23.17      0.14           5.23        (0.06)     (0.04)      (2.52)          --         --
-----------------------------------------------------------------------------------------------------------------------------------
1997--Class A
Shares..........   19.98      0.35           5.18        (0.35)     (0.01)      (1.97)          --         --
1997--Class B
Shares(b).......   20.82      0.17           4.31        (0.17)     (0.06)      (1.97)          --         --
1997--Institu-
tional
Shares(b).......   21.25      0.29           3.96        (0.30)     (0.04)      (1.97)          --         --
1997--Service
Shares(b).......   20.71      0.28           4.50        (0.28)     (0.07)      (1.97)          --         --
-----------------------------------------------------------------------------------------------------------------------------------
1996--Class A
Shares..........   15.80      0.33           4.75        (0.30)       --        (0.60)          --         --
-----------------------------------------------------------------------------------------------------------------------------------
1995--Class A
Shares..........   15.79      0.20(f)        0.30(f)     (0.20)     (0.07)      (0.33)          --        0.11(f)
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1994--Class A
Shares(b).......   14.18      0.15           1.68        (0.15)     (0.01)      (0.06)          --         --
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                            RATIOS ASSUMING
                                                                                                          NO VOLUNTARY WAIVER
                                                                                                              OF FEES OR
                                                                                                          EXPENSE LIMITATIONS
                                                                                                       --------------------------
                                                                                             RATIO
                                                                                            OF NET                      RATIO
                     NET                                            NET        RATIO      INVESTMENT                   OF NET
                  INCREASE   NET ASSET                           ASSETS AT    OF NET     INCOME (LOSS)    RATIO      INVESTMENT
                 (DECREASE)   VALUE,                PORTFOLIO      END OF   EXPENSES TO   TO AVERAGE   OF EXPENSES  INCOME (LOSS)
                   IN NET     END OF     TOTAL      TURNOVER       PERIOD   AVERAGE NET       NET      TO AVERAGE    TO AVERAGE
                 ASSET VALUE  PERIOD   RETURN(A)      RATE       (IN 000S)    ASSETS        ASSETS     NET ASSETS    NET ASSETS
                 ----------- --------- ------------ ------------ ---------- ------------ ------------- ------------ -------------
                   GROWTH AND INCOME FUND
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTH ENDED JULY 31 (UNAUDITED),
--------------------------------------------
1998--Class A
Shares..........   $(0.40)    $25.53     (1.26)%(d)   37.78%(d)  $1,356,662    1.22%(c)       0.64%(c)    1.38%(c)       0.48%(c)
1998--Class B
Shares..........    (0.41)     25.32     (1.59)(d)    37.78(d)      416,520    1.88(c)       (0.03)(c)    1.88(c)       (0.03)(c)
1998--Class C
Shares..........    (0.43)     25.27     (1.63)(d)    37.78(d)       63,080    1.88(c)       (0.03)(c)    1.88(c)       (0.03)(c)
1998--Institu-
tional Shares...    (0.40)     25.55     (1.07)(d)    37.78(d)      192,094    0.80(c)        1.06(c)     0.80(c)        1.06(c)
1998--Service
Shares..........    (0.39)     25.53     (1.26)(d)    37.78(d)       12,338    1.30(c)        0.57(c)     1.30(c)        0.57(c)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares..........     2.75      25.93     23.71        61.95       1,216,582    1.25           0.43        1.42           0.26
1998--Class B
Shares..........     2.63      25.73     22.87        61.95         307,815    1.94          (0.35)       1.94          (0.35)
1998--Class C
Shares(b).......    (2.50)     25.70      0.51(d)     61.95          31,686    1.99(c)       (0.48)(c)    1.99(c)       (0.48)(c)
1998--
Institutional
Shares..........     2.76      25.95     24.24        61.95          36.225    0.83           0.76        0.83           0.76
1998--Service
Shares..........     2.75      25.92     23.63        61.95           8,893    1.32           0.32        1.32           0.32
-----------------------------------------------------------------------------------------------------------------------------------
1997--Class A
Shares..........     3.20      23.18     28.42        53.03         615,103    1.22           1.60        1.43           1.39
1997--Class B
Shares(b).......     2.28      23.10     22.23(d)     53.03          17,346    1.93(c)        0.15(c)     1.93(c)        0.15(c)
1997--Institu-
tional
Shares(b).......     1.94      23.19     20.77(d)     53.03             193    0.82(c)        1.36(c)     0.82(c)        1.36(c)
1997--Service
Shares(b).......     2.46      23.17     23.87(d)     53.03           3,174    1.32(c)        0.94(c)     1.32(c)        0.94(c)
-----------------------------------------------------------------------------------------------------------------------------------
1996--Class A
Shares..........     4.18      19.98     32.45        57.93         436,757    1.20           1.67        1.45           1.42
-----------------------------------------------------------------------------------------------------------------------------------
1995--Class A
Shares..........     0.01      15.80      3.97        71.80         193,772    1.25           1.28        1.58           0.95
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1994--Class A
Shares(b).......     1.61      15.79     13.08(d)    102.23          41,528    1.25(c)        1.23(c)     3.24(c)       (0.76)(c)
-----------------------------------------------------------------------------------------------------------------------------------

(a) Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
(b) Class A, Class B, Class C, Institutional and Service Share activity commenced on February 5, 1993, May 1, 1996, August 15, 1997, June 3, 1996 and March 6, 1996, respectively.
(c) Annualized.
(d) Not annualized.
(e) Includes the balancing effect of calculating per Share amounts.
(f) Calculated based on the average Shares outstanding methodology.

                                  INCOME FROM                       DISTRIBUTIONS TO
                           INVESTMENT OPERATIONS(E)                   SHAREHOLDERS
                           ------------------------- -----------------------------------------------
                                                                             FROM NET   IN EXCESS OF    NET
                                       NET REALIZED                          REALIZED   NET REALIZED INCREASE/   NET
                 NET ASSET    NET     AND UNREALIZED            IN EXCESS    GAIN ON      GAIN ON    (DECREASE) ASSET
                  VALUE,   INVESTMENT GAIN (LOSS) ON  FROM NET    OF NET    INVESTMENT   INVESTMENT    IN NET   VALUE,
                 BEGINNING   INCOME    INVESTMENTS   INVESTMENT INVESTMENT AND FUTURES  AND FUTURES    ASSET    END OF   TOTAL
                 OF PERIOD   (LOSS)    AND FUTURES     INCOME     INCOME   TRANSACTIONS TRANSACTIONS   VALUE    PERIOD RETURN(A)
                 --------- ---------- -------------- ---------- ---------- ------------ ------------ ---------- ------ ---------
                                                                                  CORE U.S. EQUITY FUND
----------------------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31 (UN-
AUDITED),
-------------------------------------
1998--Class A
Shares..........  $26.59     $0.03        $3.61        $ --       $  --       $ --         $  --       $3.64    $30.23   13.69%(d)
1998--Class B
Shares..........   26.32     (0.04)        3.58          --          --         --            --        3.54     29.86   13.45(d)
1998--Class C
Shares..........   26.24     (0.04)        3.56          --          --         --            --        3.52     29.76   13.41(d)
1998--Institu-
tional Shares...   26.79      0.10         3.66          --          --         --            --        3.76     30.55   14.04(d)
1998--Service
Shares..........   26.53      0.05         3.60          --          --         --            --        3.65     30.18   13.76(d)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares..........   23.32      0.11         5.63        (0.12)        --       (2.35)          --        3.27     26.59   24.96
1998--Class B
Shares..........   23.18      0.11         5.44          --        (0.06)     (2.00)        (0.35)      3.14     26.32   24.28
1998--Class C
Shares(b).......   27.48      0.03         1.22          --        (0.14)     (0.67)        (1.68)     (1.24)    26.24    4.85(d)
1998--Institu-
tional Shares...   23.44      0.30         5.65        (0.24)      (0.01)     (1.33)        (1.02)      3.35     26.79   25.76
1998--Service
Shares..........   23.27      0.19         5.57        (0.07)      (0.08)     (2.35)          --        3.26     26.53   25.11
----------------------------------------------------------------------------------------------------------------------------------
1997--Class A
Shares..........   19.66      0.16         4.46        (0.16)        --       (0.80)          --        3.66     23.32   23.75
1997--Class B
Shares(b).......   20.44      0.04         3.70        (0.04)      (0.16)     (0.80)          --        2.74     23.18   18.59(d)
1997--Institu-
tional Shares...   19.71      0.30         4.51        (0.28)        --       (0.80)          --        3.73     23.44   24.63
1997--Service
Shares(b).......   21.02      0.13         3.15        (0.13)      (0.10)     (0.80)          --        2.25     23.27   15.92(d)
----------------------------------------------------------------------------------------------------------------------------------
1996--Class A
Shares..........   14.61      0.19         5.43        (0.16)        --       (0.41)          --        5.05     19.66   38.63
1996--Institu-
tional
Shares(b).......   16.97      0.16         3.23        (0.24)        --       (0.41)          --        2.74     19.71   20.14(d)
----------------------------------------------------------------------------------------------------------------------------------
1995--Class A
Shares..........   15.93      0.20        (0.38)       (0.20)        --       (0.94)          --       (1.32)    14.61   (1.10)
----------------------------------------------------------------------------------------------------------------------------------
1994--Class A
Shares..........   15.46      0.17         2.08        (0.17)        --       (1.61)          --        0.47     15.93   15.12
----------------------------------------------------------------------------------------------------------------------------------
                                                                 RATIOS ASSUMING
                                                               NO VOLUNTARY WAIVER
                                                                   OF FEES OR
                                                               EXPENSE LIMITATIONS
                                                               -----------------------
                                       RATIO OF    RATIO OF                RATIO OF
                                         NET         NET       RATIO OF      NET
                                NET    EXPENSES   INVESTMENT   EXPENSES   INVESTMENT
                             ASSETS AT    TO        INCOME        TO       INCOME
                 PORTFOLIO    END OF   AVERAGE    (LOSS) TO    AVERAGE    (LOSS) TO
                 TURNOVER     PERIOD     NET       AVERAGE       NET       AVERAGE
                   RATE      (IN 000S)  ASSETS    NET ASSETS    ASSETS    NET ASSETS
                 ----------- --------- ---------- ------------ ---------- ------------
----------------------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31 (UN-
AUDITED),
-------------------------------------
1998--Class A
Shares..........   22.52%(d) $527,753    1.26%(c)    0.23%(c)    1.43%(c)    0.06%(c)
1998--Class B
Shares..........   22.52(d)   102,565    1.76(c)    (0.29)(c)    1.93(c)    (0.46)(c)
1998--Class C
Shares..........   22.52(d)    15,316    1.76(c)    (0.32)(c)    1.93(c)    (0.49)(c)
1998--Institu-
tional Shares...   22.52(d)   298,853    0.65(c)     0.83(c)     0.82(c)     0.66(c)
1998--Service
Shares..........   22.52(d)    10,388    1.15(c)     0.33(c)     1.32(c)     0.16(c)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares..........   65.89      398,393    1.28        0.51        1.47        0.32
1998--Class B
Shares..........   65.89       59,208    1.79       (0.05)       1.96       (0.22)
1998--Class C
Shares(b).......   65.89        6,267    1.78(c)    (0.21)(c)    1.95(c)    (0.38)(c)
1998--Institu-
tional Shares...   65.89      202,893    0.65        1.16        0.82        0.99
1998--Service
Shares..........   65.89        7,841    1.15        0.62        1.32        0.45
----------------------------------------------------------------------------------------------------------------------------------
1997--Class A
Shares..........   37.78      225,968    1.29        0.91        1.53        0.67
1997--Class B
Shares(b).......   37.28       17,258    1.83(c)     0.06(c)     2.00(c)    (0.11)(c)
1997--Institu-
tional Shares...   37.28      148,942    0.65        1.52        0.85        1.32
1997--Service
Shares(b).......   37.28        3,666    1.15(c)     0.69(c)     1.35(c)     0.49(c)
----------------------------------------------------------------------------------------------------------------------------------
1996--Class A
Shares..........   39.35      129,045    1.25        1.01        1.55        0.71
1996--Institu-
tional
Shares(b).......   39.35       64,829    0.65(c)     1.49(c)     0.96(c)     1.18(c)
----------------------------------------------------------------------------------------------------------------------------------
1995--Class A
Shares..........   56.18       94,968    1.38        1.33        1.63        1.08
----------------------------------------------------------------------------------------------------------------------------------
1994--Class A
Shares..........   87.73       92,769    1.42        0.92        1.67        0.67
----------------------------------------------------------------------------------------------------------------------------------

(a) Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
(b) Class B, Class C, Institutional and Service Share activity commenced on May 1, 1996, August 15, 1997, June 15, 1995 and June 7, 1996, respectively.
(c) Annualized.
(d) Not annualized.
(e) Includes the balancing effect of calculating per Share amounts.

                                  INCOME FROM                       DISTRIBUTIONS TO
                           INVESTMENT OPERATIONS(E)                   SHAREHOLDERS
                           ------------------------- -----------------------------------------------
                                           NET                               FROM NET   IN EXCESS OF
                                       REALIZED AND                          REALIZED   NET REALIZED
                 NET ASSET    NET       UNREALIZED      FROM    IN EXCESS    GAIN ON      GAIN ON        NET     NET ASSET
                  VALUE,   INVESTMENT GAIN (LOSS) ON    NET       OF NET    INVESTMENT   INVESTMENT   INCREASE    VALUE,
                 BEGINNING   INCOME    INVESTMENTS   INVESTMENT INVESTMENT AND FUTURES  AND FUTURES    IN NET     END OF
                 OF PERIOD   (LOSS)    AND FUTURES     INCOME     INCOME   TRANSACTIONS TRANSACTIONS ASSET VALUE  PERIOD
                 --------- ---------- -------------- ---------- ---------- ------------ ------------ ----------- ---------
                                                                                CORE LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31 (UN-
AUDITED),
-------------------------------------
1998--Class A
Shares..........  $11.97     $0.01        $1.97        $  --      $  --       $  --        $ --         $1.98     $13.95
1998--Class B
Shares..........   11.92     (0.02)        1.95           --         --          --          --          1.93      13.85
1998--Class C
Shares..........   11.93     (0.02)        1.93           --         --          --          --          1.91      13.84
1998--Institu-
tional Shares...   11.97      0.01         1.99           --         --          --          --          2.00      13.97
1998--Service
Shares..........   11.95       --          1.96           --         --          --          --          1.96      13.91
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1998--Class A
Shares(b).......   10.00      0.01         2.35         (0.01)       --        (0.32)      (0.06)        1.97      11.97
1998--Class B
Shares(b).......   10.00     (0.03)        2.33           --         --        (0.18)      (0.20)        1.92      11.92
1998--Class C
Shares(b).......   11.80     (0.02)        0.54           --       (0.01)      (0.38)        --          0.13      11.93
1998--Institu-
tional
Shares(b).......   10.00      0.01         2.35         (0.01)       --        (0.19)      (0.19)        1.97      11.97
1998--Service
Shares(b).......   10.00     (0.02)        2.35           --         --        (0.08)      (0.30)        1.95      11.95
--------------------------------------------------------------------------------------------------------------------------
                                                                                  RATIOS ASSUMING NO
                                                                               VOLUNTARY WAIVER OF FEES
                                                                                OR EXPENSE LIMITATIONS
                                                                               ----------------------------------------
                                                                                                      RATIO
                                            NET       RATIO      RATIO OF NET                        OF NET
                                         ASSETS AT    OF NET      INVESTMENT     RATIO OF          INVESTMENT
                             PORTFOLIO     END OF    EXPENSES   INCOME (LOSS)  EXPENSES TO          (LOSS) TO
                   TOTAL     TURNOVER      PERIOD   TO AVERAGE  TO AVERAGE NET AVERAGE NET           AVERAGE
                 RETURN(A)     RATE      (IN 000'S) NET ASSETS      ASSETS        ASSETS           NET ASSETS
                 ----------- ----------- ---------- ----------- -------------- ------------------- --------------------
--------------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31 (UN-
AUDITED),
-------------------------------------
1998--Class A
Shares..........   16.54%(d)   45.79%(d)  $116,939     0.90%(c)      0.19%(c)            1.61%(c)           (0.52)%(c)
1998--Class B
Shares..........   16.19(d)    45.79(d)     49,881     1.65(c)      (0.56)(c)            2.11(c)            (1.02)(c)
1998--Class C
Shares..........   16.01(d)    45.79(d)     15,724     1.65(c)      (0.57)(c)            2.11(c)            (1.03)(c)
1998--Institu-
tional Shares...   16.71(d)    45.79(d)    135,153     0.65(c)       0.42 (c)            1.11(c)            (0.04)(c)
1998--Service
Shares..........   16.40(d)    45.79(d)        507     1.15(c)      (0.04)(c)            1.61(c)            (0.50)(c)
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1998--Class A
Shares(b).......   23.79(d)    74.97(d)     53,786     0.91(c)       0.12 (c)            2.40(c)            (1.37)(c)
1998--Class B
Shares(b).......   23.26(d)    74.97(d)     13,857     1.67(c)      (0.72)(c)            2.91(c)            (1.96)(c)
1998--Class C
Shares(b).......    4.56(d)    74.97(d)      4,132     1.68(c)      (0.76)(c)            2.92(c)            (2.00)(c)
1998--Institu-
tional
Shares(b).......   23.89(d)    74.97(d)      4,656     0.72(c)       0.42 (c)            1.96(c)            (0.82)(c)
1998--Service
Shares(b).......   23.56(d)    74.97(d)        115     1.17(c)      (0.21)(c)            2.41(c)            (1.45)(c)
--------------------------------------------------------------------------------------------------------------------------

(a) Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
(b) Class A, Class B, Institutional and Service Share activity commenced on May 1, 1997. Class C Share activity commenced on August 15, 1997.
(c) Annualized.
(d) Not annualized.
(e) Includes the balancing effect of calculating per Share amounts.

                                  INCOME FROM           DISTRIBUTIONS TO
                           INVESTMENT OPERATIONS(E)       SHAREHOLDERS
                           ------------------------- -----------------------
                                           NET
                                       REALIZED AND               FROM NET
                                        UNREALIZED                REALIZED
                 NET ASSET    NET     GAIN (LOSS) ON    FROM      GAIN ON        NET     NET ASSET
                  VALUE,   INVESTMENT INVESTMENT AND    NET      INVESTMENT   INCREASE    VALUE,               PORTFOLIO
                 BEGINNING   INCOME      FUTURES     INVESTMENT AND FUTURES    IN NET     END OF     TOTAL     TURNOVER
                 OF PERIOD   (LOSS)    TRANSACTIONS    INCOME   TRANSACTIONS ASSET VALUE  PERIOD   RETURN(A)     RATE
                 --------- ---------- -------------- ---------- ------------ ----------- --------- ---------   ---------
                                                                               CORE SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31 (UN-
AUDITED),
-------------------------------------
1998--Class A
Shares..........  $10.59     $   --       $0.11         $ --       $  --        $0.11     $10.70     1.04%(d)    16.06%(d)
1998--Class B
Shares..........   10.56      (0.03)       0.10           --          --         0.07      10.63     0.66(d)     16.06(d)
1998--Class C
Shares..........   10.57      (0.03)       0.10           --          --         0.07      10.64     0.66(d)     16.06(d)
1998--Institu-
tional Shares...   10.61       0.02        0.10           --          --         0.12      10.73     1.13(d)     16.06(d)
1998--Service
Shares..........   10.60      (0.01)       0.11           --          --         0.10      10.70     0.94(d)     16.06(d)
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1998--Class A
Shares(b).......   10.00      (0.01)       0.65           --       (0.05)        0.59      10.59     6.37(d)     37.65(d)
1998--Class B
Shares(b).......   10.00      (0.03)       0.64           --       (0.05)        0.56      10.56     6.07(d)     37.65(d)
1998--Class C
Shares(b).......   10.00      (0.02)       0.64           --       (0.05)        0.57      10.57     6.17(d)     37.65(d)
1998--Institu-
tional
Shares(b).......   10.00       0.01        0.65           --       (0.05)        0.61      10.61     6.57(d)     37.65(d)
1998--Service
Shares(b).......   10.00       0.01        0.64           --       (0.05)        0.60      10.60     6.47(d)     37.65(d)

                                                        RATIOS ASSUMING NO
                                                     VOLUNTARY WAIVER OF FEES
                                                      OR EXPENSE LIMITATIONS
                                                     ---------------------------
                                                                      RATIO
                    NET      RATIO     RATIO OF NET                  OF NET
                 ASSETS AT   OF NET     INVESTMENT    RATIO OF     INVESTMENT
                  END OF    EXPENSES   INCOME (LOSS) EXPENSES TO  INCOME (LOSS)
                  PERIOD   TO AVERAGE   TO AVERAGE   AVERAGE NET   TO AVERAGE
                 (IN 000S) NET ASSETS   NET ASSETS     ASSETS      NET ASSETS
                 --------- ----------- ------------- ------------ --------------
--------------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31 (UN-
AUDITED),
-------------------------------------
1998--Class A
Shares..........  $20,989     1.25%(c)      0.07%(c)    2.14%(c)      (0.82)%(c)
1998--Class B
Shares..........   14,843     1.95(c)      (0.62)(c)    2.64(c)       (1.31)(c)
1998--Class C
Shares..........    4,433     1.95(c)      (0.62)(c)    2.64(c)       (1.31)(c)
1998--Institu-
tional Shares...   44,614     0.95(c)       0.46(c)     1.64(c)       (0.23)(c)
1998--Service
Shares..........       22     1.45(c)      (0.40)(c)    2.14(c)       (1.09)(c)
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1998--Class A
Shares(b).......   11,118     1.25(c)      (0.36)(c)    3.92(c)       (3.03)(c)
1998--Class B
Shares(b).......    9,957     1.95(c)      (1.04)(c)    4.37(c)       (3.46)(c)
1998--Class C
Shares(b).......    2,557     1.95(c)      (1.07)(c)    4.37(c)       (3.49)(c)
1998--Institu-
tional
Shares(b).......    9,026     0.95(c)       0.15 (c)    3.37(c)       (2.27)(c)
1998--Service
Shares(b).......        2     1.45(c)       0.40 (c)    3.87(c)       (2.02)(c)
--------------------------------------------------------------------------------------------------------------------------

(a) Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
(b) Commenced operations on August 15, 1997.
(c) Annualized.
(d) Not annualized.
(e) Includes the balancing effect of calculating per Share amounts.

                                  INCOME FROM
                           INVESTMENT OPERATIONS(E)           DISTRIBUTIONS TO SHAREHOLDERS
                           ------------------------- -----------------------------------------------
                                           NET                               FROM NET   IN EXCESS OF     NET
                 NET ASSET    NET      REALIZED AND     FROM    IN EXCESS    REALIZED   NET REALIZED  INCREASE   NET ASSET
                  VALUE,   INVESTMENT   UNREALIZED      NET       OF NET     GAIN ON      GAIN ON    (DECREASE)   VALUE,
                 BEGINNING   INCOME   GAIN (LOSS) ON INVESTMENT INVESTMENT  INVESTMENT   INVESTMENT    IN NET     END OF
                 OF PERIOD   (LOSS)    INVESTMENTS     INCOME     INCOME   TRANSACTIONS TRANSACTIONS ASSET VALUE  PERIOD
                 --------- ---------- -------------- ---------- ---------- ------------ ------------ ----------- ---------
                                                                                                      CAPITAL GROWTH FUND
--------------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31 (UNAUDITED),
---------------------------------------------
1998--Class A
Shares..........  $18.48     $(0.01)      $ 3.32       $ --       $ --        $ --         $  --       $ 3.31     $21.79
1998--Class B
Shares..........   18.27      (0.06)        3.26         --         --          --            --         3.20      21.47
1998--Class C
Shares..........   18.24      (0.05)        3.23         --         --          --            --         3.18      21.42
1998--Institu-
tional Shares...   18.45       0.01         3.32         --         --          --            --         3.33      21.78
1998--Service
Shares..........   18.46      (0.02)        3.30         --         --          --            --         3.28      21.74
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares..........   16.73       0.02         4.78       (0.01)     (0.01)      (3.03)          --         1.75      18.48
1998--Class B
Shares..........   16.67       0.02         4.61         --         --        (1.20)        (1.83)       1.60      18.27
1998--Class C
Shares(b).......   19.73      (0.02)        1.60         --       (0.04)      (0.47)        (2.56)      (1.49)     18.24
1998--Institu-
tional
Shares(b).......   19.88       0.02         1.66       (0.01)     (0.07)      (0.41)        (2.62)      (1.43)     18.45
1998--Service
Shares(b).......   19.88      (0.01)        1.66         --       (0.04)      (0.76)        (2.27)      (1.42)     18.46
--------------------------------------------------------------------------------------------------------------------------
1997--Class A
Shares..........   14.91       0.10         3.56       (0.10)     (0.02)      (1.72)          --         1.82      16.73
1997--Class B
Shares(b).......   15.67       0.01         2.81       (0.01)     (0.09)      (1.72)          --         1.00      16.67
--------------------------------------------------------------------------------------------------------------------------
1996--Class A
Shares..........   13.67       0.12         3.93       (0.12)       --        (2.69)          --         1.24      14.91
--------------------------------------------------------------------------------------------------------------------------
1995--Class A
Shares..........   15.96       0.03        (0.69)      (0.01)       --        (1.62)          --        (2.29)     13.67
--------------------------------------------------------------------------------------------------------------------------
1994--Class A
Shares..........   14.64       0.02         2.40       (0.01)     (0.02)      (1.07)          --         1.32      15.96
                                                                                    RATIOS ASSUMING NO
                                                                                 VOLUNTARY WAIVER OF FEES
                                                                                 ---------------------------
                                                                                                  RATIO
                                            NET       RATIO       RATIO OF NET                   OF NET
                                         ASSETS AT    OF NET       INVESTMENT     RATIO OF     INVESTMENT
                             PORTFOLIO     END OF    EXPENSES   INCOME (LOSS) TO EXPENSES TO  INCOME (LOSS)
                   TOTAL     TURNOVER      PERIOD   TO AVERAGE    AVERAGE NET    AVERAGE NET   TO AVERAGE
                 RETURN(A)     RATE      (IN 000S)  NET ASSETS       ASSETS        ASSETS      NET ASSETS
                 ----------- ----------- ---------- ----------- ---------------- ------------ --------------
--------------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31 (UNAUDITED),
---------------------------------------------
1998--Class A
Shares..........   17.91%(d)   10.02%(d) $1,639,118    1.39%(c)      (0.12)%(c)     1.64%(c)      (0.37)%(c)
1998--Class B
Shares..........   17.52(d)    10.02(d)     125,092    2.14(c)       (0.92)(c)      2.14(c)       (0.92)(c)
1998--Class C
Shares..........   17.43(d)    10.02(d)      27,385    2.14(c)       (0.94)(c)      2.14(c)       (0.94)(c)
1998--Institu-
tional Shares...   18.05(d)    10.02(d)      15,248    1.10(c)        0.11 (c)      1.10(c)        0.11 (c)
1998--Service
Shares..........   17.77(d)    10.02(d)       1,222    1.60(c)       (0.44)(c)      1.60(c)       (0.44)(c)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares..........   29.71       61.50      1,256,595    1.40           0.08          1.65          (0.17)
1998--Class B
Shares..........   28.73       61.50         40,827    2.18          (0.77)         2.18          (0.77)
1998--Class C
Shares(b).......    8.83(d)    61.50          5,395    2.21(c)       (0.86)(c)      2.21(c)       (0.86)(c)
1998--Institu-
tional
Shares(b).......    9.31(d)    61.50          7,262    1.16(c)        0.18 (c)      1.16(c)        0.18 (c)
1998--Service
Shares(b).......    9.18(d)    61.50              2    1.50(c)       (0.16)(c)      1.50(c)       (0.16)(c)
--------------------------------------------------------------------------------------------------------------------------
1997--Class A
Shares..........   25.97       52.92        920,646    1.40           0.62          1.65           0.37
1997--Class B
Shares(b).......   19.39(d)    52.92          3,221    2.15(c)       (0.39)(c)      2.15(c)       (0.39)(c)
--------------------------------------------------------------------------------------------------------------------------
1996--Class A
Shares..........   30.45       63.90        881,056    1.36           0.65          1.61           0.40
--------------------------------------------------------------------------------------------------------------------------
1995--Class A
Shares..........   (4.38)      38.36        862,105    1.38           0.16          1.63          (0.09)
--------------------------------------------------------------------------------------------------------------------------
1994--Class A
Shares..........   16.89       36.12        833,682    1.38           0.13          1.63          (0.12)

--------------------------------------------------------------------------------
(a) Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
(b) Class B, Class C, Institutional and Service Share activity commenced on May 1, 1996, August 15, 1997, August 15, 1997 and August 15, 1997,
    respectively.
(c) Annualized.
(d) Not annualized.
(e) Includes the balancing effect of calculating per Share amounts.

                                   INCOME FROM
                            INVESTMENT OPERATIONS(E)           DISTRIBUTIONS TO SHAREHOLDERS
                           --------------------------- ---------------------------------------------
                                        NET REALIZED
                                       AND UNREALIZED
                                       GAIN (LOSS) ON                                        NET
                                        INVESTMENTS,                           FROM NET    INCREASE   NET
                 NET ASSET    NET       OPTIONS AND               IN EXCESS    REALIZED   (DECREASE) ASSET
                  VALUE,   INVESTMENT FOREIGN CURRENCY  FROM NET    OF NET     GAIN ON      IN NET   VALUE,
                 BEGINNING   INCOME       RELATED      INVESTMENT INVESTMENT  INVESTMENT    ASSET    END OF   TOTAL
                 OF PERIOD   (LOSS)     TRANSACTIONS     INCOME     INCOME   TRANSACTIONS   VALUE    PERIOD RETURN(A)
                 --------- ---------- ---------------- ---------- ---------- ------------ ---------- ------ ---------
                                                                                MID CAP EQUITY FUND
------------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31 (UN-
AUDITED),
-------------------------------------
1998--Class A
Shares..........  $21.61     $0.03         $(0.79)       $ --       $ --        $  --       $(0.76)  $20.85   (3.52)%(d)
1998--Class B
Shares..........   21.57     (0.02)         (0.78)         --         --           --        (0.80)   20.77   (3.71)(d)
1998--Class C
Shares..........   21.59     (0.02)         (0.79)         --         --           --        (0.81)   20.78   (3.75)(d)
1998--Institu-
tional Shares...   21.65      0.09          (0.80)         --         --           --        (0.71)   20.94   (3.28)(d)
1998--Service
Shares..........   21.62       --           (0.75)         --         --           --        (0.75)   20.87   (3.47)(d)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares(b).......   23.63      0.09           0.76        (0.06)     (0.04)      $(2.77)      (2.02)   21.61    3.42(d)
1998--Class B
Shares(b).......   23.63      0.06           0.74        (0.09)       --         (2.77)      (2.06)   21.57    3.17(d)
1998--Class C
Shares(b).......   23.63      0.06           0.76        (0.09)       --         (2.77)      (2.04)   21.59    3.27(d)
1998--Institu-
tional Shares...   18.73      0.16           5.66        (0.13)       --         (2.77)       2.92    21.65   30.86
1998--Service
Shares(b).......   23.01      0.09           1.40        (0.11)       --         (2.77)      (1.39)   21.62    6.30(d)
------------------------------------------------------------------------------------------------------------------------
1997--Institu-
tional Shares...   15.91      0.24           3.77        (0.24)     (0.93)       (0.02)       2.82    18.73   25.63
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1996--Institu-
tional
Shares(b).......   15.00      0.13           0.90        (0.12)       --           --         0.91    15.91    6.89(d)
                                                                 RATIOS ASSUMING NO
                                                                EXPENSE LIMITATIONS
                                                               ------------------------
                                       RATIO OF    RATIO OF
                                         NET         NET       RATIO OF     RATIO OF
                                NET    EXPENSES   INVESTMENT   EXPENSES        NET
                             ASSETS AT    TO        INCOME        TO       INVESTMENT
                 PORTFOLIO    END OF   AVERAGE    (LOSS) TO    AVERAGE    INCOME (LOSS)
                 TURNOVER     PERIOD     NET       AVERAGE       NET       TO AVERAGE
                   RATE      (IN 000S)  ASSETS    NET ASSETS    ASSETS     NET ASSETS
                 ----------- --------- ---------- ------------ ---------- -------------
                                                                                MID CAP EQUITY FUND
------------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31 (UN-
AUDITED),
-------------------------------------
1998--Class A
Shares..........   27.55%(d) $118,663    1.35%(c)    0.28%(c)    1.47%(c)      0.16%(c)
1998--Class B
Shares..........   27.55(d)    46,268    1.85(c)    (0.21)(c)    1.97(c)      (0.33)(c)
1998--Class C
Shares..........   27.55(d)    12,615    1.85(c)    (0.21)(c)    1.97(c)      (0.33)(c)
1998--Institu-
tional Shares...   27.55(d)   230,251    0.85(c)     0.79 (c)    0.97(c)       0.67 (c)
1998--Service
Shares..........   27.55(d)        83    1.35(c)     0.18 (c)    1.47(c)       0.06 (c)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares(b).......   62.60       90,588    1.35(c)     0.33(c)     1.47(c)       0.21%(c)
1998--Class B
Shares(b).......   62.60       28,743    1.85(c)    (0.20)(c)    1.97(c)      (0.32)(c)
1998--Class C
Shares(b).......   62.60        6,445    1.85(c)    (0.23)(c)    1.97(c)      (0.35)(c)
1998--Institu-
tional Shares...   62.60      236,440    0.85        0.78        0.97          0.66
1998--Service
Shares(b).......   62.60            8    1.35(c)     0.63(c)     1.43(c)       0.51(c)
------------------------------------------------------------------------------------------------------------------------
1997--Institu-
tional Shares...   74.03      145,253    0.85        1.35        0.91          1.29
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1996--Institu-
tional
Shares(b).......   58.77(d)   135,671    0.85(c)     1.67(c)     0.98(c)       1.54(c)

--------------------------------------------------------------------------------
(a) Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
(b) Class A, Class B, Class C, Institutional and Service Share activity commenced on August 15, 1997, August 15, 1997, August 15, 1997, August 1, 1995 and July 18, 1997, respectively.
(c) Annualized.
(d) Not annualized.
(e) Includes the balancing effect of calculating per Share amounts.

                                 INCOME (LOSS) FROM
                              INVESTMENT OPERATIONS(E)        DISTRIBUTIONS TO SHAREHOLDERS
                           ------------------------------- ------------------------------------
                                                                         FROM NET
                                          NET REALIZED                REALIZED GAIN
                 NET ASSET    NET        AND UNREALIZED       FROM    ON INVESTMENT, IN EXCESS
                  VALUE,   INVESTMENT    GAIN (LOSS) ON       NET      OPTIONS AND     OF NET
                 BEGINNING   INCOME      INVESTMENT AND    INVESTMENT    FUTURES     INVESTMENT
                 OF PERIOD   (LOSS)   OPTIONS TRANSACTIONS   INCOME    TRANSACTIONS    INCOME
                 --------- ---------- -------------------- ---------- -------------- ----------
------------------------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31 (UNAUDITED),
---------------------------------------------
1998--Class A
Shares..........  $24.05     $(0.02)         $(0.17)         $  --        $ --         $  --
1998--Class B
Shares..........   23.73      (0.11)          (0.17)            --          --            --
1998--Class C
Shares..........   23.73      (0.09)          (0.19)            --          --            --
1998--Institu-
tional Shares...   24.09       0.03           (0.18)            --          --            --
1998--Service
Shares..........   24.05        --            (0.19)            --          --            --
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares..........   20.91       0.14            5.33             --        (2.33)          --
1998--Class B
Shares..........   20.80      (0.01)           5.27             --        (2.33)          --
1998--Class C
Shares(b).......   24.69      (0.06)           1.43             --        (1.99)        (0.34)
1998--Institu-
tional
Shares(b).......   24.91       0.03            1.48             --        (2.05)        (0.28)
1998--Service
Shares(b).......   24.91      (0.01)           1.48             --        (2.02)        (0.31)
------------------------------------------------------------------------------------------------------------------------------------
1997--Class A
Shares..........   17.29      (0.21)           4.92             --        (1.09)          --
1997--Class B
Shares(b).......   20.79      (0.11)           1.21             --        (1.09)          --
------------------------------------------------------------------------------------------------------------------------------------
1996--Class A
Shares..........   16.14      (0.23)           1.39             --        (0.01)          --
------------------------------------------------------------------------------------------------------------------------------------
1995--Class A
Shares..........   20.67      (0.07)          (3.53)            --        (0.69)        (0.24)
------------------------------------------------------------------------------------------------------------------------------------
1994--Class A
Shares..........   16.68      (0.04)           5.03             --        (1.00)          --
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1993--Class A
Shares(b).......   14.18       0.03            2.50           (0.03)        --            --
                                                                                                          RATIOS ASSUMING NO
                                                                                                           VOLUNTARY WAIVER
                                                                                                               OF FEES
                                                                                                      ----------------------------
                                                                                          RATIO OF                     RATIO OF
                 NET INCREASE                                   NET ASSETS   RATIO OF    NET INVESTMENT   RATIO OF    NET INVESTMENT
                  (DECREASE)  NET ASSET              PORTFOLIO  AT END OF  NET EXPENSES INCOME (LOSS) TO EXPENSES TO  INCOME (LOSS)
                 IN NET ASSET VALUE, END    TOTAL    TURNOVER     PERIOD    TO AVERAGE    AVERAGE NET      AVERAGE    TO AVERAGE NET
                    VALUE     OF PERIOD   RETURN(A)    RATE     (IN 000S)   NET ASSETS       ASSETS      NET ASSETS       ASSETS
                 ------------ ---------- ---------- ---------- ---------- ------------ ---------------- ------------ ---------------
                       SMALL CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31 (UNAUDITED),
---------------------------------------------
1998--Class A
Shares..........    $(0.19)     $23.86   (0.79)%(d)    46.40%(d)  $402,797      1.50%(c)      (0.16)%(c)     1.75%(c)     (0.41)%(c)
1998--Class B
Shares..........     (0.28)      23.45   (1.18)(d)     46.40(d)     54,241      2.25(c)       (0.90)(c)      2.25(c)      (0.90)(c)
1998--Class C
Shares..........     (0.28)      23.45   (1.18)(d)     46.40(d)      9,308      2.25(c)       (0.88)(c)      2.25(c)      (0.88)(c)
1998--Institu-
tional Shares...     (0.15)      23.94   (0.62)(d)     46.40(d)     18,197      1.15(c)        0.21(c)       1.15(c)       0.21(c)
1998--Service
Shares..........     (0.19)      23.86   (0.79)(d)     46.40(d)         76      1.65(c)       (0.09)(c)      1.65(c)      (0.09)(c)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares..........      3.14       24.05   26.17         84.81       370,246      1.54          (0.28)         1.76         (0.50)
1998--Class B
Shares..........      2.93       23.73   25.29         84.81        42,677      2.29          (0.92)         2.29         (0.92)
1998--Class C
Shares(b).......     (0.96)      23.73    5.51(d)      84.81         5,604      2.09(c)       (0.79)(c)      2.09(c)      (0.79)(c)
1998--Institu-
tional
Shares(b).......     (0.82)      24.09    6.08(d)      84.81        14,626      1.16(c)        0.27(c)       1.16(c)       0.27(c)
1998--Service
Shares(b).......     (0.86)      24.05    5.91(d)      84.81             2      1.45(c)       (0.07)(c)      1.45(c)      (0.07)(c)
------------------------------------------------------------------------------------------------------------------------------------
1997--Class A
Shares..........      3.62       20.91   27.28         99.46       212,061      1.60          (0.72)         1.85         (0.97)
1997--Class B
Shares(b).......      0.01       20.80    5.39(d)      99.46         3,674      2.35(c)       (1.63)(c)      2.35(c)      (1.63)(c)
------------------------------------------------------------------------------------------------------------------------------------
1996--Class A
Shares..........      1.15       17.29    7.20         57.58       204,994      1.41          (0.59)         1.66         (0.84)
------------------------------------------------------------------------------------------------------------------------------------
1995--Class A
Shares..........     (4.53)      16.14  (17.53)        43.67       319,487      1.53          (0.53)         1.78         (0.78)
------------------------------------------------------------------------------------------------------------------------------------
1994--Class A
Shares..........      3.99       20.67   30.13         56.81       261,074      1.60          (0.45)         1.85         (0.70)
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1993--Class A
Shares(b).......      2.50       16.68   17.86(d)       7.12        59,339      1.65(c)        0.62(c)       2.70(c)      (0.43)(c)

--------------------------------------------------------------------------------
(a) Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
(b) Class A, Class B, Class C, Institutional and Service Share activity commenced on October 22, 1992, May 1, 1996, August 15, 1997, August 15,
    1997 and August 15, 1997, respectively.
(c) Annualized.
(d) Not annualized.
(e) Includes the balancing effect of calculating per Share amounts.

                      INVESTMENT OBJECTIVES AND POLICIES

  The investment objectives and principal investment policies of each Fund are described below. Other investment practices and management techniques, which involve certain risks, are described under "Description of Securities," "Risk Factors" and "Investment Techniques." There can be no assurance that a Fund's investment objectives will be achieved.

  The Investment Adviser may purchase for the Funds common stocks, preferred stocks, interests in real estate investment trusts, convertible debt obligations, convertible preferred stocks, equity interests in trusts, partnerships, joint ventures, limited liability companies and similar enterprises, warrants and stock purchase rights ("equity securities"). In choosing a Fund's securities, the Investment Adviser utilizes first-hand fundamental research, including visiting company facilities to assess operations and to meet decision-makers. The Investment Adviser may also use macro analysis of numerous economic and valuation variables to anticipate changes in company earnings and the overall investment climate. The Investment Adviser is able to draw on the research and market expertise of the Goldman Sachs Global Investment Research Department and other affiliates of the Investment Adviser, as well as information provided by other securities dealers. Equity securities in a Fund's portfolio will generally be sold when the Investment Adviser believes that the market price fully reflects or exceeds the securities' fundamental valuation or when other more attractive investments are identified.

  Value Style Funds. The Growth and Income, Mid Cap Equity, Small Cap Value Funds and a portion of the equity component of the Balanced Fund are managed using a value oriented approach. The Investment Adviser evaluates securities using fundamental analysis and intends to purchase equity securities that are, in its view, underpriced relative to a combination of such companies' long-term earnings prospects, growth rate, free cash flow and/or dividend-paying ability. Consideration will be given to the business quality of the issuer. Factors positively affecting the Investment Adviser's view of that quality include the competitiveness and degree of regulation in the markets in which the company operates, the existence of a management team with a record of success, the position of the company in the markets in which it operates, the level of the company's financial leverage and the sustainable return on capital invested in the business. The Funds may also purchase securities of companies that have experienced difficulties and that, in the opinion of the Investment Adviser, are available at attractive prices.

  Growth Style Funds. The Capital Growth Fund and a portion of the equity component of the Balanced Fund are managed using a growth equity oriented approach. Equity securities for these Funds are selected based on their prospects for above average growth. The Investment Adviser will select securities of growth companies trading, in the Investment Adviser's opinion, at a reasonable price relative to other industries, competitors and historical price/earnings multiples. The Funds generally will invest in companies whose earnings are believed to be in a relatively strong growth trend, or, to a lesser extent, in companies in which significant further growth is not anticipated but whose market value per share is thought to be undervalued. In order to determine whether a security has favorable growth prospects, the Investment Adviser ordinarily looks for one or more of the following characteristics in relation to the security's prevailing price: prospects for above average sales and earnings growth per share; high return on invested capital; free cash flow generation; sound balance sheet, financial and accounting policies, and overall financial strength; strong competitive advantages; effective research, product development, and marketing; pricing flexibility; strength of management; and general operating characteristics that will enable the company to compete successfully in its marketplace.

  Quantitative Style Funds. The CORE Large Cap Value, CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds (the "CORE Funds") are managed using both quantitative and fundamental techniques. CORE is an acronym for "Computer-Optimized, Research-Enhanced," which reflects the CORE Funds' investment process. This investment process and the proprietary multifactor model used to implement it are discussed below.

  Investment Process. The Investment Adviser begins with a broad universe of U.S. equity securities for the CORE Funds. As described more fully below, the Investment Adviser uses a proprietary multifactor model (the "Multifactor Model") to forecast the returns of different markets and individual securities. In the case of an equity security followed by the Goldman Sachs Global Investment Research Department (the "Research Department"), a rating is assigned based upon the Research Department's evaluation. In the discretion of the Investment Adviser, ratings may also be assigned to equity securities based on research ratings obtained from other industry sources.

  In building a diversified portfolio for each CORE Fund, the Investment Adviser utilizes optimization techniques to seek to maximize the Fund's expected return, while maintaining a risk profile similar to the Fund's benchmark. Each portfolio is primarily comprised of securities rated highest by the foregoing investment process and has risk characteristics and industry weightings similar to the relevant Fund's benchmark.

  Multifactor Model. The Multifactor Model is a rigorous computerized rating system for forecasting the returns of different equity markets and individual equity securities according to fundamental investment characteristics. The CORE Funds use the Multifactor Model to forecast the returns of securities held in each Fund's portfolio. The Multifactor Model incorporates common variables covering measures of value, growth, momentum and risk (e.g., book/price ratio, earnings/price ratio, price momentum, price volatility, consensus growth forecasts, earnings estimate revisions and earnings stability). All of the factors used in the Multifactor Model have been shown to significantly impact the performance of the securities and markets they were designed to forecast.

  The weightings assigned to the factors in the Multifactor Model used by the CORE Funds are derived using a statistical formulation that considers each factor's historical performance in different market environments. As such, the Multifactor Model is designed to evaluate each security using only the factors that are statistically related to returns in the anticipated market environment. Because it includes many disparate factors, the Investment Adviser believes that the Multifactor Model is broader in scope and provides a more thorough evaluation than most conventional quantitative models. Securities and markets ranked highest by the Multifactor Model do not have one dominant investment characteristic; rather, they possess an attractive combination of investment characteristics.

  Research Department. In assigning ratings to equity securities, the Research Department uses a four category rating system ranging from "recommended for purchase" to "likely to underperform." The ratings reflect the analyst's judgment as to the investment results of a specific security and incorporate economic outlook, valuation, risk and a variety of other factors.

  By employing both a quantitative (i.e., the Multifactor Model) and a qualitative (i.e., research enhanced) method of selecting securities, the CORE Funds seek to capitalize on the strengths of each discipline.

 BALANCED FUND

  Objective. The Fund's investment objective is to provide investors with long-term capital growth and current income. The Fund seeks capital appreciation primarily through the equity component of its portfolio while investing in fixed-income securities primarily to provide income for regular quarterly dividends.

  Primary Investment Focus. The Fund invests, under normal circumstances, between 45% and 65% of its total assets in equity securities. The Fund also invests at least 25% of its total assets in fixed-income senior securities and the remainder of its assets in other fixed-income securities and cash. The percentage of the portfolio invested in equity and fixed-income securities will vary from time to time as the Investment Adviser evaluates their relative attractiveness based on market valuations, economic growth and inflation prospects. This allocation is subject to the Fund's intention to pay regular quarterly dividends. The amount of quarterly dividends can also be expected to fluctuate in accordance with factors such as prevailing interest rates and the percentage of the Fund's assets invested in fixed-income securities.

  Other. Although the Fund's equity investments consist primarily of publicly traded U.S. securities, the Fund may invest up to 10% of its total assets in the equity securities of foreign issuers, including issuers in Emerging Countries and equity securities quoted in foreign currencies. A portion of the Fund's portfolio of equity securities may be selected primarily to provide current income. Equity securities selected to provide current income may include interests in real estate investment trusts, convertible securities, preferred stocks, utility stocks and interests in limited partnerships.

  The Fund's fixed-income securities primarily include securities issued by the U.S. Government, its agencies, instrumentalities or sponsored enterprises, corporations or other entities, mortgage-backed and asset-backed securities, municipal securities and custodial receipts. The Fund may also invest in debt obligations (U.S. dollar and non-U.S. dollar denominated) issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities and foreign corporations or other entities. Such securities are collectively referred to herein as "fixed-income securities." The Fund's investments in fixed-income securities that are issued by foreign issuers, including issuers in Emerging Countries, may not exceed 10% of the Fund's total assets. The Fund may employ certain currency techniques to seek to hedge against currency exchange rate fluctuations or to seek to increase total return. When used to seek to enhance return, these management techniques are considered speculative. Such currency management techniques involve risks different from those associated with investing solely in securities of U.S. issuers quoted in U.S. dollars. See "Description of Securities," "Investment Techniques" and "Risk Factors."

 GROWTH AND INCOME FUND


  Objectives. The Fund's investment objectives are to provide investors with long-term growth of capital and growth of income.

  Primary Investment Focus. The Fund invests, under normal circumstances, at least 65% of its total assets in equity securities that the Investment Adviser considers to have favorable prospects for capital appreciation and/or dividend-paying ability.

  Other. The Fund may invest up to 35% of its total assets in fixed-income securities that, in the opinion of the Investment Adviser, offer the potential to further the Fund's investment objectives. In addition, although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its total assets in foreign securities, including securities of issuers in Emerging Countries and securities quoted in foreign currencies.

 CORE LARGE CAP VALUE FUND


  Objective. The Fund's investment objective is to provide investors with long-term growth of capital and dividend income. The Fund seeks to achieve its objective through a broadly diversified portfolio of equity securities of large cap U.S. issuers that are selling at low to modest valuations relative to general market measures such as earnings, book value and other fundamental accounting measures, and that are expected to have favorable prospects for capital appreciation and/or dividend-paying ability.

  Primary Investment Focus. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities of U.S. issuers, including certain foreign issuers that are traded in the United States. The Fund's investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the Russell 1000 Value Index. The Fund seeks a portfolio comprised of companies with above average capitalizations and low to moderate valuations as measured by price/earnings ratios, book value and other fundamental accounting measures. The Fund's investments in fixed-income securities are limited to securities that are considered cash equivalents.

  For a description of the investment process of the Fund, see "Investment Objectives and Policies--Quantitative Style Funds."

 CORE U.S. EQUITY FUND (FORMERLY, THE "SELECT EQUITY FUND")


  Objective: The Fund's investment objective is to provide investors with long-term growth of capital and dividend income. The Fund seeks to achieve its objective through a broadly diversified portfolio of large cap and blue chip equity securities representing all major sectors of the U.S. economy.

  Primary Investment Focus. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities of U.S. issuers, including certain foreign issuers that are traded in the United States. The Fund's investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the S&P 500 Index. The Fund seeks a broad representation in most major sectors of the U.S. economy and a portfolio comprised of companies with average long-term earnings growth expectations and dividend yields. The Fund's investments in fixed-income securities are limited to securities that are considered cash equivalents.

  For a description of the investment process of the Fund, see "Investment Objectives And Policies--Quantitative Style Funds."

 CORE LARGE CAP GROWTH FUND


  Objective. The Fund's investment objective is to provide investors with long-term growth of capital. The Fund seeks to achieve its objective through a broadly diversified portfolio of equity securities of large cap U.S. issuers that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary consideration.

  Primary Investment Focus. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities of U.S. issuers, including certain foreign issuers that are traded in the United States. The Investment Adviser emphasizes a company's growth prospects in analyzing equity securities to be purchased by the Fund. The Fund's investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the Russell 1000 Growth Index. The Fund seeks a portfolio comprised of companies with above average capitalizations and earnings growth expectations and below average dividend yields. The Fund's investments in fixed-income securities are limited to securities that are considered cash equivalents.

  For a description of the investment process of the Fund, see "Investment Objectives and Policies--Quantitative Style Funds."

 CORE SMALL CAP EQUITY FUND


  Objective. The Fund's investment objective is to provide investors with long-term growth of capital. The Fund seeks to achieve its objective through a broadly diversified portfolio of equity securities of U.S. issuers which are included in the Russell 2000 Index at the time of investment.

  Primary Investment Focus. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities of U.S. issuers, including certain foreign issuers that are traded in the United States. The Fund's investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the Russell 2000 Index. The Fund seeks a portfolio comprised of companies with small market capitalizations, strong expected earnings growth and momentum, and better valuation and risk characteristics than the Russell 2000 Index. The Fund's investments in fixed-income securities are limited to securities that are considered cash equivalents.

  The Investment Adviser believes that the companies in which the Fund may invest offer greater opportunity for growth of capital than larger, more mature, better known companies. Investments in small market capitalization issuers involve special risks. See "Description of Securities" and "Risk Factors." If the issuer of a portfolio security held by the Fund is no longer included in the Russell 2000 Index, the Fund may, but is not required to, sell the security.

  For a description of the investment process of the Fund, see "Investment Objectives and Policies--Quantitative Style Funds."

 CAPITAL GROWTH FUND


  Objective. The Fund's investment objective is to provide investors with long-term growth of capital.

  Primary Investment Focus. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity securities that are considered by the Investment Adviser to have long-term capital appreciation potential.

  Other. Although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 10% of its total assets in foreign securities, including securities of issuers in Emerging Countries and securities quoted in foreign currencies.

 MID CAP EQUITY FUND


  Objective. The Fund's investment objective is to provide investors with long-term capital appreciation.

  Primary Investment Focus. The Fund invests, under normal circumstances, substantially all of its assets in equity securities and at least 65% of its total assets in equity securities of Mid-Cap Companies with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of the market capitalization of companies constituting the Russell Midcap Index at the time of investment (currently between $400 million and $16 billion). If the capitalization of an issuer increases above $16 billion after purchase of such issuer's securities, the Fund may, but is not required to, sell the securities. Dividend income, if any, is an incidental consideration.

  Other. The Fund may invest up to 35% of its total assets in fixed-income securities. In addition, although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its total assets in foreign securities, including securities of issuers in Emerging Countries and securities quoted in foreign currencies.

 SMALL CAP VALUE FUND (FORMERLY, THE "SMALL CAP EQUITY FUND")


  Objective. The Fund's investment objective is to provide investors with long-term capital growth.

  Primary Investment Focus. The Fund invests, under normal circumstances, at least 65% of its total assets in equity securities of companies with public stock market capitalizations of $1 billion or less at the time of investment. Under normal circumstances, the Fund's investment horizon for ownership of stocks will be two to three years. Dividend income, if any, is an incidental consideration. If the market capitalization of a company held by the Fund increases above the amount stated above, the Fund may, consistent with its investment objective, continue to hold the security.

  Small Capitalization Companies. The Fund invests in companies which the Investment Adviser believes are well managed niche businesses that have the potential to achieve high or improving returns on capital and/or above average sustainable growth. The Fund may invest in securities of small market capitalization companies which may have experienced financial difficulties. Investments may also be made in companies that are in the early stages of their life and that the Investment Adviser believes have significant growth potential. The Investment Adviser believes that the companies in which the Fund may invest offer greater opportunity for growth of capital than larger, more mature, better known companies. However, investments in such small market capitalization companies involve special risks. See "Description of Securities" and "Risk Factors."

  Other. The Fund may invest in the aggregate up to 35% of its total assets in the equity securities of companies with public stock market capitalizations in excess of $1 billion at the time of investment and in fixed- income securities. In addition, although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its total assets in foreign securities, including securities of issuers in Emerging Countries and securities quoted in foreign currencies.


                           DESCRIPTION OF SECURITIES

  The Funds may invest in equity and fixed-income securities in accordance with the investment policies stated above. Certain of these permitted investments are described in more detail in this section.

CONVERTIBLE SECURITIES

  Each Fund may invest in convertible securities, including debt obligations and preferred stock of the issuer convertible at a stated exchange rate into common stock of the issuer. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. As with all fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not decline in price to the same extent as the underlying common stock. Convertible securities rank senior to common stocks in an issuer's capital structure and consequently entail less risk than the issuer's common stock. In evaluating a convertible security, the Investment Adviser will give primary emphasis to the attractiveness of the underlying common stock. The convertible debt securities in which the Balanced Fund invests will be rated, at the time of investment, B or better by Standard & Poor's Ratings Group ("Standard & Poor's") or Moody's Investors Service, Inc. ("Moody's"), or if unrated by such rating organizations, determined to be of comparable quality by the Investment Adviser. The convertible securities in which the CORE Funds invest are not subject to any minimum rating criteria. The convertible debt securities in which the other Funds may invest are subject to the same rating criteria as a Fund's investments in non-convertible debt securities. Convertible debt securities are equity investments for purposes of each Fund's investment policies.

FOREIGN INVESTMENTS

  FOREIGN SECURITIES. Each Fund may invest in the securities of foreign issuers (provided that the CORE Funds may only invest in equity securities of foreign issuers that are traded in the U.S.). Investments in foreign securities may offer potential benefits that are not available from investments exclusively in equity securities of domestic issuers quoted in U.S. dollars. Foreign countries may have economic policies or business cycles different from those of the U.S. and markets for foreign securities do not necessarily move in a manner parallel to U.S. markets.

  Investing in the securities of foreign issuers involves certain special risks, including those set forth below, which are not typically associated with investing in U.S. dollar denominated or quoted securities of U.S. issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security. In addition, if the currency in which a Fund receives dividends, interest or other payments declines in value against the U.S. dollar before such income is distributed as dividends to shareholders or converted to U.S. dollars, the Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends. The introduction of a single currency, the euro, on January 1, 1999 for participating European nations in the Economic and Monetary Union ("EU") presents unique uncertainties, including whether the payment and operational systems of banks and other financial institutions will encounter difficulties; the creation of suitable clearing and settlement payment systems for the new currency; the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates for currencies being converted into the euro and the euro; the fluctuation of the euro relative to non-euro currencies during the transition period from January 1, 1999 to December 31, 2001 and beyond; whether the interest rate, tax and labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom and Denmark into the euro and the admission of other non-EU countries such as Poland, Latvia and Lithuania as members of the EU may have an impact on the euro. These or other factors, including political and economic risks, could cause market disruptions before or after the introduction of the euro, and could adversely affect the value of securities and foreign currencies held by the Funds. Commissions on transactions in foreign securities may be higher than those for similar transactions on domestic stock markets. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

  Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a U.S. issuer. In addition, there is generally less government regulation of foreign markets, companies and securities dealers than in the United States. Foreign securities markets may have substantially less volume than U.S. securities markets and securities of many foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. Furthermore, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains), limitations on the removal of funds or other assets of the Funds, political or social instability or diplomatic developments which could affect investments in those countries.

  INVESTMENTS IN ADRS, EDRS AND GDRS. Each Fund may invest in foreign securities which take the form of sponsored and unsponsored American Depository Receipts ("ADRs") and Global Depository Receipts ("GDRs") and each Fund, other than the CORE Funds, may also invest in European Depository Receipts ("EDRs") or other similar instruments representing securities of foreign issuers (together, "Depository Receipts"). ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the United States on exchanges or over-the-counter and are sponsored and issued by domestic banks. EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security. To the extent a Fund acquires Depository Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depository Receipts to issue and service such Depository Receipts (unsponsored Depository Receipts), there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions, such as stock splits or rights offerings involving the foreign issuer, in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. Investment in Depository Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of Depository Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depository Receipt and the underlying securities are quoted. However, by investing in Depository Receipts, such as ADRs, that are quoted in U.S. dollars, a Fund may avoid currency risks during the settlement period for purchases and sales.

  FOREIGN CURRENCY TRANSACTIONS. Because investment in foreign issuers will usually involve currencies of foreign countries, and because the Balanced Fund may have currency exposure independent of its securities positions, the value of the assets of a Fund as measured in U.S. dollars will be affected by changes in foreign currency exchange rates. A Fund may, to the extent it invests in foreign securities, purchase or sell foreign currencies on a spot basis and may also purchase or sell forward foreign currency exchange contracts for hedging purposes and to seek to protect against anticipated changes in future foreign currency exchange rates. In addition, the Balanced Fund may enter into such contracts to seek to increase total return when the Investment Adviser anticipates that the foreign currency will appreciate or depreciate in value, but securities denominated or quoted in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When entered into to seek to enhance return, forward foreign currency exchange contracts are considered speculative. The Balanced Fund may also engage in cross-hedging by using forward contracts in a currency different from that in which the hedged security is denominated or quoted if the Investment Adviser determines that there is a pattern of correlation between the two currencies. If a Fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose or the Balanced Fund enters into forward foreign currency exchange contracts to sell foreign currency to seek to increase total return, the Fund will segregate cash or liquid assets in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract, or otherwise cover its position in a manner permitted by the SEC. The Fund will incur costs in connection with conversions between various currencies. A Fund may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the Investment Adviser, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate.

  Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, a Fund's NAV to fluctuate. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. To the extent that a substantial portion of a Fund's total assets, adjusted to reflect the Fund's net position after giving effect to currency transactions, is denominated or quoted in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

  The market in forward foreign currency exchange contracts, currency swaps and other privately negotiated currency instruments offers less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. Such contracts are subject to the risk that the counterparty to the contract will default on its obligations. Since these contracts are not guaranteed by an exchange or clearinghouse, a default on the contract would deprive the Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the Fund to cover its purchase or sale commitments, if any, at the current market price. A Fund will not enter into forward foreign currency exchange contracts, currency swaps or other privately negotiated currency instruments unless the credit quality of the unsecured senior debt or the claims-paying ability of the counterparty is considered to be investment grade by the Investment Adviser.

  The Balanced Fund may also engage in a variety of foreign currency management techniques. For a discussion of such instruments and the risks associated with their use, see "Investment Objective and Policies" in the Additional Statement.

FIXED-INCOME SECURITIES

  U.S. GOVERNMENT SECURITIES. Each Fund may invest in U.S. Government securities. Generally, these securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. Government agencies, instrumentalities or sponsored enterprises. U.S. Government securities also include Treasury receipts and other stripped U.S. Government securities, where the interest and principal components of stripped U.S. Government securities are traded independently. A Fund may also invest in zero coupon U.S. Treasury securities and in zero coupon securities issued by financial institutions, which represent a proportionate interest in underlying U.S. Treasury securities. A zero coupon security pays no interest to its holder during its life and its value consists of the difference between its face value at maturity and its cost. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically. See "Taxation" in the Additional Statement.

  FOREIGN GOVERNMENT SECURITIES. The Balanced Fund may invest in debt obligations of foreign governments and governmental agencies, including those of Emerging Countries. Investment in sovereign debt obligations involves special risks not present in debt obligations of corporate issuers. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the Fund may have limited recourse in the event of a default. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt, and in turn the Fund's NAV, to a greater extent than the volatility inherent in debt obligations of U.S. issuers. A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders and the political constraints to which a sovereign debtor may be subject.

  MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. Each Fund (other than the CORE Funds) may invest in mortgage-backed securities ("Mortgage-Backed Securities"), which represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Each Fund (other than the CORE Funds) may also invest in asset-backed securities ("Asset-Backed Securities"). The principal and interest payments on Asset-Backed Securities are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Such asset pools are securitized through the use of special purpose trusts or corporations. Principal and interest payments may be credit enhanced by a letter of credit, a pool insurance policy or a senior/subordinated structure.

  The Balanced Fund may also invest in stripped Mortgage-Backed Securities ("SMBS") (including interest only and principal only securities), which are derivative multiple class Mortgage-Backed Securities. SMBS are usually structured with two different classes: one that receives 100% of the interest payments and the other that receives 100% of the principal payments from a pool of mortgage loans. If the underlying mortgage loans experience different than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from mortgage loans are generally higher than prevailing market yields on other Mortgage-Backed Securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. The Fund's investments in SMBS may require the Fund to sell portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

  CORPORATE DEBT OBLIGATIONS. Each Fund may invest in corporate debt obligations. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations.

  BANK OBLIGATIONS. Each Fund may invest in obligations issued or guaranteed by U.S. or foreign banks. Bank obligations, including without limitations, time deposits, bankers' acceptances and certificates of deposit, may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Banks are subject to extensive but different governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operation of this industry.

  STRUCTURED SECURITIES. Each Fund may invest in structured securities. The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, result in the loss of a Fund's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may entail a greater degree of market risk than other types of fixed-income securities. Structured securities may also be more volatile, less liquid and more difficult to price accurately than less complex securities.

  RATING CRITERIA. Except as noted below, each Fund (other than the CORE Funds, which only invest in debt instruments that are cash equivalents) may invest in debt securities rated at least investment grade at the time of investment. Investment grade debt securities are securities rated BBB or higher by Standard & Poor's or Baa or higher by Moody's. A security will be deemed to have met a rating requirement if it receives the minimum required rating from at least one such rating organization even though it has been rated below the minimum rating by one or more other rating organizations, or if unrated by such rating organizations, determined by the Investment Adviser to be of comparable credit quality. The Balanced Fund may invest up to 10% of its total assets in debt securities that are rated BB or B by Standard & Poor's or Ba or B by Moody's. The Growth and Income, Capital Growth and Small Cap Value Funds may invest up to 10%, 10% and 35%, respectively, of their total assets in debt securities which are unrated or rated in the lowest rating categories by Standard & Poor's or Moody's (i.e., BB or lower by Standard & Poor's or Ba or lower by Moody's), including securities rated D by Moody's or Standard & Poor's. Mid Cap Equity Fund may invest up to 10% of its total assets in below investment grade debt securities rated B or higher by Standard & Poor's or B or higher by Moody's. Fixed- income securities rated BBB or Baa are considered medium-grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken their issuers' capacity to pay interest and repay principal. Fixed-income securities rated BB or Ba or below (or comparable unrated securities) are commonly referred to as "junk bonds" and are considered predominantly speculative and may be questionable as to principal and interest payments. In some cases, such bonds may be highly speculative, have poor prospects for reaching investment grade standing and be in default. As a result, investment in such bonds will entail greater speculative risks than those associated with investment in investment grade bonds. Also, to the extent that the rating assigned to a security in a Fund's portfolio is downgraded by a rating organization, the market price and liquidity of such security may be adversely affected. See Appendix A to the Additional Statement for a description of the corporate bond ratings assigned by Standard & Poor's and Moody's.

REAL ESTATE INVESTMENT TRUSTS ("REITS")

  Each Fund may invest in REITs, which are pooled investment vehicles that invest primarily in either real estate or real estate related loans. The value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon cash flow from their investments to repay financing costs and the ability of the REITs' manager. REITs are also subject to risks generally associated with investments in real estate. A Fund will indirectly bear its proportionate share of any expenses, including management fees, paid by a REIT in which it invests.

                             INVESTMENT TECHNIQUES

OPTIONS ON SECURITIES AND SECURITIES INDICES

  Each Fund (other than the CORE Large Cap Value, CORE U.S. Equity and CORE Large Cap Growth Funds) may write (sell) covered call and put options and purchase call and put options on any securities in which it may invest or on any securities index composed of securities in which it may invest. The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of options to seek to increase total return involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices or interest rates. The successful use of options for hedging purposes also depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. If the Investment Adviser is incorrect in its expectation of changes in securities prices or determination of the correlation between the securities indices on which options are written and purchased and the securities in a Fund's investment portfolio, the investment performance of the Fund will be less favorable than it would have been in the absence of such options transactions. The writing of options could significantly increase a Fund's portfolio turnover rate and, therefore, associated brokerage commissions or spreads.

OPTIONS ON FOREIGN CURRENCIES

  A Fund may, to the extent it invests in foreign securities, purchase and sell (write) call and put options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and anticipated dividends on such securities and against increases in the U.S. dollar cost of foreign securities to be acquired. In addition, the Balanced Fund may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different currency, if there is a pattern of correlation between the two currencies. As with other kinds of options transactions, however, the writing of an option on a foreign currency will constitute only a partial hedge, up to the amount of the premium received. If an option that a Fund has written is exercised, the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. In addition to purchasing put and call options for hedging purposes, the Balanced Fund may purchase call or put options on currency to seek to increase total return when the Investment Adviser anticipates that the currency will appreciate or depreciate in value, but the securities quoted or denominated in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When purchased or sold to seek to increase total return, options on currencies are considered speculative. Options on foreign currencies written or purchased by the Funds are traded on U.S. and foreign exchanges or over-the-counter.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

  To seek to increase total return or to hedge against changes in interest rates, securities prices or currency exchange rates, a Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on any of such futures contracts. Each Fund may also enter into closing purchase and sale transactions with respect to any such contracts and options. The futures contracts may be based on various securities (such as U.S. Government securities), foreign currencies, securities indices and other financial instruments and indices. The CORE Large Cap Value, CORE U.S. Equity and CORE Large Cap Growth Funds may enter into such transactions only with respect to the S&P 500 Index in the case of the CORE U.S. Equity Fund and a representative index in the case of the CORE Large Cap Value and CORE Large Cap Growth Funds. A Fund will engage in futures and related options transactions for bona fide hedging purposes as defined in regulations of the Commodity Futures Trading Commission or to seek to increase total return to the extent permitted by such regulations. A Fund may not purchase or sell futures contracts or purchase or sell related options to seek to increase total return, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of initial margin deposits and premiums paid on the Fund's outstanding positions in futures and related options entered into for the purpose of seeking to increase total return would exceed 5% of the market value of the Fund's net assets. These transactions involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities or currencies, require the Fund to segregate and maintain cash or liquid assets with a value equal to the amount of the Fund's obligations or to otherwise cover the obligations in a manner permitted by the SEC.

  While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. See "Investment Objectives and Policies--Futures Contracts and Options on Futures Contracts" in the Additional Statement. Thus, while a Fund may benefit from the use of futures and options on futures, unanticipated changes in interest rates, securities prices or currency exchange rates may result in poorer overall performance than if the Fund had not entered into any futures contracts or options transactions. Because perfect correlation between a futures position and portfolio position that is intended to be protected is impossible to achieve, the desired protection may not be obtained and a Fund may be exposed to risk of loss. The loss incurred by a Fund in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received. Futures markets are highly volatile and the use of futures may increase the volatility of a Fund's NAV. The profitability of a Fund's trading in futures to seek to increase total return depends upon the ability of the Investment Adviser to analyze correctly the futures markets. In addition, because of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to a Fund. Further, futures contracts and options on futures may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. The Funds may engage in futures transactions on both U.S. and foreign exchanges. Foreign exchanges may not provide the same protection as U.S. exchanges.

STANDARD AND POOR'S DEPOSITORY RECEIPTS

  Each Fund may, consistent with its objectives, purchase Standard & Poor's Depository Receipts ("SPDRs"). SPDRs are American Stock Exchange-traded securities that represent ownership in the SPDR Trust, a trust which has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P 500. This trust is sponsored by a subsidiary of the American Stock Exchange. SPDRs may be used for several reasons, including but not limited to: facilitating the handling of cash flows or trading, or reducing transaction costs. The use of SPDRs would introduce additional risk to the Fund as the price movement of the instrument does not perfectly correlate with the price action of the underlying index.

EQUITY SWAPS

  Each Fund may invest up to 10% of its total assets in equity swaps. Equity swaps allow the parties to a swap agreement to exchange the dividend income or other components of return on an equity investment (e.g., a group of equity securities or an index) for a component of return on another non-equity or equity investment. An equity swap may be used by a Fund to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps are derivatives and their value can be very volatile. To the extent that the Investment Adviser does not accurately analyze and predict the potential relative fluctuation of the components swapped with another party, a Fund may suffer a loss. The value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, a Fund may suffer a loss if the counterparty defaults. In connection with its investments in equity swaps, a Fund will either segregate cash or liquid assets or otherwise cover its obligations in a manner required by the SEC.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

  Each Fund may purchase when-issued securities. When-issued transactions arise when securities are purchased by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Each Fund may also purchase or sell securities on a forward commitment basis; that is, make contracts to purchase or sell securities for a fixed price at a future date beyond the customary three-day settlement period. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Conversely, securities sold on a forward commitment basis involve the risk that the value of the securities to be sold may increase prior to the settlement date. Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate to do so. A Fund will segregate cash or liquid assets in an amount sufficient to meet the purchase price until three days prior to the settlement date. Alternatively, each Fund may enter into offsetting contracts for the forward sale of other securities that it owns.

ILLIQUID AND RESTRICTED SECURITIES

  A Fund will not invest more than 15% of its net assets in illiquid investments, which include securities (both foreign and domestic) that are not readily marketable, certain SMBS, repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days, certain over-the-counter options, and certain restricted securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and, therefore, is liquid. The Trustees have adopted guidelines under which the Investment Adviser determines and monitors the liquidity of portfolio securities, subject to the oversight of the Trustees. Investing in restricted securities eligible for resale pursuant to Rule 144A may decrease the liquidity of a Fund's portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

REPURCHASE AGREEMENTS

  Each Fund may enter into repurchase agreements with dealers in U.S. Government securities and member banks of the Federal Reserve System which furnish collateral at least equal in value or market price to the amount of their repurchase obligation. The Balanced Fund may also enter into repurchase agreements involving certain foreign government securities. If the other party or "seller" defaults, a Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund in connection with the related repurchase agreement are less than the repurchase price. In addition, in the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, a Fund could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement. The Trustees have reviewed and approved certain counterparties whom they believe to be creditworthy and have authorized the Funds to enter into repurchase agreements with such counterparties. In addition, each Fund, together with other registered investment companies having management agreements with an Investment Adviser or its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

LENDING OF PORTFOLIO SECURITIES

  Each Fund may seek to increase its income by lending portfolio securities. Under present regulatory policies, such loans may be made to institutions, such as certain broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, or U.S. Government securities maintained on a current basis in an amount at least equal to the market value of the securities loaned. Cash collateral may be invested in cash equivalents. If the Investment Adviser determines to make securities loans, the value of the securities loaned may not exceed 33 1/3% of the value of the total assets of a Fund (including the loan collateral). A Fund may experience a loss or delay in the recovery of its securities if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.

MORTGAGE DOLLAR ROLLS

  The Balanced Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date for the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund. The Fund will segregate cash or liquid assets in an amount equal to the forward purchase price until the settlement date. Successful use of mortgage dollar rolls depends upon the Investment Adviser's ability to predict correctly interest rates and mortgage prepayments. There is no assurance that mortgage dollar rolls can be successfully employed. For financial reporting and tax purposes, the Fund treats mortgage dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale. The Fund does not currently intend to enter into mortgage dollar rolls that are accounted for as a financing.

SHORT SALES AGAINST-THE-BOX

  Each Fund (other than the CORE Funds) may make short sales of securities or maintain a short position, provided that at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, an equal amount of the securities of the same issuer as the securities sold short (a short sale against-the-box). Not more than 25% of a Fund's net assets (determined at the time of the short sale) may be subject to such short sales. As a result of recent tax legislation, short sales may not generally be used to defer the recognition of gain for tax purposes with respect to appreciated securities in a Fund's portfolio.

TEMPORARY INVESTMENTS

  Each Fund may, for temporary defensive purposes, invest 100% of its total assets (except that the CORE Funds may only hold up to 35% of their respective total assets) in U.S. Government securities, repurchase agreements collateralized by U.S. Government securities, commercial paper rated at least A-2 by Standard & Poor's or P-2 by Moody's, certificates of deposit, bankers' acceptances, repurchase agreements, non-convertible preferred stocks and non-convertible corporate bonds with a remaining maturity of less than one year. When a Fund's assets are invested in such instruments, the Fund may not be achieving its investment objective.

MISCELLANEOUS TECHNIQUES

  In addition to the techniques and investments described above, each Fund may, with respect to no more than 5% of its net assets, engage in the following techniques and investments: (i) warrants and stock purchase rights;
(ii) currency swaps (Balanced Fund only); (iii) credit swaps, mortgage swaps, index swaps and interest rate swaps, caps, floors and collars (Balanced Fund only); (iv) yield curve options and inverse floating rate securities (Balanced Fund only); (v) other investment companies including World Equity Benchmark Shares; (vi) unseasoned companies; (vii) municipal securities (Balanced Fund only); (viii) loan participations (Balanced Fund only); (ix) custodial receipts; and (x) reverse repurchase agreements for investment purposes (Balanced Fund only).

  In addition, each Fund may borrow up to 33 1/3% of its total assets from banks for temporary or emergency purposes. A Fund may not make additional investments if borrowings (excluding covered mortgage dollar rolls) exceed 5% of its total assets. For more information, see the Additional Statement.


                                 RISK FACTORS

  RISKS OF INVESTING IN EQUITY SECURITIES. In general, the Funds are subject to the risks associated with investments in common stocks and other equity securities. Stock values fluctuate in response to the activities of individual companies and in response to general market and economic conditions and, accordingly, the value of the stocks that a Fund holds may decline over short or extended periods. The U.S. stock markets tend to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. As of the date of this Prospectus, domestic stock markets were trading at or close to record high levels and there can be no guarantee that such levels will continue.

  RISKS OF INVESTING IN SMALL CAPITALIZATION COMPANIES. Investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks.

  SPECIAL RISKS OF INVESTMENTS IN EMERGING MARKETS. Investing in the securities of issuers in Emerging Countries involves risks in addition to those discussed under "Description of Securities-- Foreign Investments." The Growth and Income, Mid Cap Equity and Small Cap Value Funds may each invest up to 25%, the Balanced Fund may invest up to 20% and the Capital Growth Fund may invest up to 10% of their respective total assets in securities of issuers in Emerging Countries. Emerging Countries are generally located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa.

  Foreign investment in the securities markets of certain Emerging Countries is restricted or controlled to varying degrees which may limit investment in such countries or increase the administrative costs of such investments. Certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by a Fund. The repatriation of both investment income and capital from certain Emerging Countries is subject to restrictions such as the need for governmental consents. Many Emerging Countries may be subject to a greater degree of economic, political and social instability than is the case in Western Europe, the United States, Canada, Australia, New Zealand and Japan. Many Emerging Countries do not have fully democratic governments. For example, governments of some Emerging Countries are authoritarian in nature or have been installed or removed as a result of military coups, while governments in other Emerging Countries have periodically used force to suppress civil dissent. Many Emerging Countries have experienced currency devaluations and substantial and, in some cases, extremely high rates of inflation, which have a negative effect on the economies and securities markets of such Emerging Countries. Settlement procedures in Emerging Countries are frequently less developed and reliable than those in the United States and may involve a Fund's delivery of securities before receipt of payment for their sale. In addition, significant delays are common in certain markets in registering the transfer of securities. Settlement or registration problems may make it more difficult for a Fund to value its portfolio securities and could cause the Fund to miss attractive investment opportunities, to have a portion of its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities the Fund has delivered or the Fund's inability to complete its contractual obligations.

  RISKS OF INVESTING IN FIXED-INCOME SECURITIES. When interest rates decline, the market value of fixed- income securities tends to increase. Conversely, when interest rates increase, the market value of fixed-income securities tends to decline. Volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument. Investments in fixed-income securities are subject to the risk that the issuer could default on its obligations and a Fund could sustain losses on such investments. A default could impact both interest and principal payments.

  RISKS OF DERIVATIVE TRANSACTIONS. A Fund's transactions, if any, in options, futures, options on futures, swaps, structured securities and currency transactions involve certain risks, including a possible lack of correlation between changes in the value of hedging instruments and the portfolio assets (if any) being hedged, the potential illiquidity of the markets for derivative instruments, the risks arising from margin requirements and related leverage factors associated with such transactions. The use of these management techniques to seek to increase total return may be regarded as a speculative practice and involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices, interest rates or currency prices. A Fund's use of certain derivative transactions may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company.


                            INVESTMENT RESTRICTIONS

  Each Fund is subject to certain investment restrictions that are described in detail under "Investment Restrictions" in the Additional Statement. Fundamental investment restrictions of a Fund cannot be changed without approval of a majority of the outstanding Shares of that Fund as defined in the Additional Statement. Each Fund's investment objectives and all policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in a Fund's investment objectives, shareholders should consider whether that Fund remains an appropriate investment in light of their then current financial positions and needs.


                              PORTFOLIO TURNOVER

  A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by a Fund and its shareholders. See "Financial Highlights" for a statement of each Fund's historical portfolio turnover rate (other than the CORE Large Cap Value Fund). It is anticipated that the annual portfolio turnover rate of the CORE Large Cap Value Fund will generally not exceed 75%. The portfolio turnover rate is calculated by dividing the lesser of the dollar amount of sales or purchases of portfolio securities by the average monthly value of a Fund's portfolio securities, excluding securities having a maturity at the date of purchase of one year or less. The Investment Adviser will not consider the portfolio turnover rate a limiting factor in making investment decisions for a Fund consistent with the Fund's investment objectives and portfolio management policies.


                                  MANAGEMENT

TRUSTEES AND OFFICERS

  The Trustees are responsible for deciding matters of general policy and reviewing the actions of the Investment Adviser, Distributor and transfer agent. The officers of the Trust conduct and supervise each Fund's daily business operations. The Additional Statement contains information as to the identity of, and other information about, the Trustees and officers of the Trust.

INVESTMENT ADVISERS

  INVESTMENT ADVISERS. Goldman Sachs Asset Management, One New York Plaza, New York, New York 10004, a separate operating division of Goldman Sachs, serves as investment adviser to the Balanced, Growth and Income, CORE Large Cap Value, CORE Large Cap Growth, CORE Small Cap Equity, Mid Cap Equity and Small Cap Value Funds. Goldman Sachs registered as an investment adviser in 1981. Goldman Sachs Funds Management, L.P., One New York Plaza, New York, New York 10004, a Delaware limited partnership which is an affiliate of Goldman Sachs, serves as the investment adviser to the CORE U.S. Equity and Capital Growth Funds. Goldman Sachs Funds Management, L.P. registered as an investment adviser in 1990. As of November 20, 1998, GSAM and GSFM, together with their affiliates, acted as investment adviser or distributor for assets in excess of $188 billion.

  Under a Management Agreement with each Fund, the applicable Investment Adviser, subject to the general supervision of the Trustees, provides day-to-day advice as to the Fund's portfolio transactions. Goldman Sachs has agreed to permit the Funds to use the name "Goldman Sachs" or a derivative thereof as part of each Fund's name for as long as a Fund's Management Agreement is in effect.

  In performing its investment advisory services, each Investment Adviser, while remaining ultimately responsible for the management of the Funds, is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. In addition, the Investment Adviser will have access to the research of, and certain proprietary technical models developed by, Goldman Sachs and may apply quantitative and qualitative analysis in determining the appropriate allocations among the categories of issuers and types of securities.

  Under the Management Agreement, the Investment Adviser also: (i) supervises all non-advisory operations of each Fund that it advises; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of each Fund; (iii) arranges for at each Fund's expense (a) the preparation of all required tax returns, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of prospectuses and Additional Statements and (d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains each Fund's records; and
(v) provides office space and all necessary office equipment and services.

  M. Roch Hillenbrand, a Managing Director of Goldman, Sachs & Co., is the Head of Global Equities for Goldman Sachs Asset Management, overseeing U.S., Europe, Japan, and non-Japan Asia. In this capacity, he is responsible for managing the group as it defines and implements global portfolio management processes that are consistent, reliable and predictable. Roch is also President of Commodities Corporation LLC, of which Goldman, Sachs & Co. is the parent company. Over the course of his 18-year career at Commodities Corporation, Roch has had extensive experience in dealing with internal and external investment managers who have managed a range of futures and equities strategies across multiple markets, using a variety of styles.

 FUND MANAGERS

                                                          YEARS
                                                          PRIMARILY
       NAME AND TITLE          FUND RESPONSIBILITY        RESPONSIBLE     FIVE YEAR EMPLOYMENT HISTORY
  ------------------------- --------------------------    ----------- ----------------------------
  George D. Adler              Senior Portfolio Manager--    Since      Mr. Adler joined the
   Vice President              Capital Growth                1997       Investment Adviser in
                               Balanced (Equity)             1998       1997. From 1990 to 1997,
                                                                        he was a portfolio
                                                                        manager at Liberty
                                                                        Investment Management,
                                                                        Inc. From 1988 to 1990
                                                                        he was a director of
                                                                        portfolio management at
                                                                        Banc One in Ohio.
------------------------------------------------------------------------------------------------------
  Eileen A. Aptman             Senior Portfolio Manager--    Since      Ms. Aptman joined the
   Vice President              Mid Cap Equity                1996       Investment Adviser in
                               Small Cap Value               1997       1993. From 1990 to 1993,
                                                                        she worked at Delphi
                                                                        Management as an equity
                                                                        analyst, focusing her
                                                                        research efforts on
                                                                        value stocks.
------------------------------------------------------------------------------------------------------
  Jonathan A. Beinner          Senior Portfolio Manager--    Since      Mr. Beinner joined the
   Managing Director and       Balanced (Fixed-Income)       1994       Investment Adviser in
   Co-Head U.S. Fixed                                                   1990. From 1988 to 1990,
   Income                                                               he worked as a portfolio
                                                                        manager at Franklin
                                                                        Savings Association in
                                                                        the trading and
                                                                        arbitrage group.
------------------------------------------------------------------------------------------------------
  Melissa Brown                Senior Portfolio Manager--    Since      Ms. Brown joined the
   Vice President              CORE Large Cap Value          1998       Investment Adviser in
                               CORE U.S. Equity              1998       1998. From 1984 to 1998,
                               CORE Large Cap Growth         1998       she was the director of
                               CORE Small Cap Equity         1998       Quantitative Equity
                                                                        Research and served on
                                                                        the Investment Policy
                                                                        Committee at Prudential
                                                                        Securities.
------------------------------------------------------------------------------------------------------
  Kent A. Clark                Senior Portfolio Manager--    Since      Mr. Clark joined the
   Managing Director           CORE Large Cap Value          1998       Investment Adviser in
                               CORE U.S. Equity              1996       1992.
                               CORE Large Cap Growth         1997
                               CORE Small Cap Equity         1997
------------------------------------------------------------------------------------------------------
  Robert G. Collins            Senior Portfolio Manager--    Since      Mr. Collins joined the
   Vice President              Capital Growth                1997       Investment Adviser in
                               Balanced (Equity)             1998       1997. From 1991 to 1997,
                                                                        he was a portfolio
                                                                        manager at Liberty
                                                                        Investment Management,
                                                                        Inc. His past
                                                                        experiences include work
                                                                        as a special situations
                                                                        analyst with Raymond
                                                                        James & Associates for
                                                                        five years.

                                                        YEARS
                                                        PRIMARILY
      NAME AND TITLE        FUND RESPONSIBILITY         RESPONSIBLE     FIVE YEAR EMPLOYMENT HISTORY
  ---------------------- --------------------------     ----------- ----------------------------
  Herbert E. Ehlers         Senior Portfolio Manager--     Since      Mr. Ehlers joined the
   Managing Director        Capital Growth                 1997       Investment Adviser in
                            Balanced (Equity)              1998       1997. From 1994 to 1997,
                                                                      he was the Chief
                                                                      Investment Officer and
                                                                      Chairman of Liberty
                                                                      Investment Management,
                                                                      Inc. He was a portfolio
                                                                      manager and president at
                                                                      Liberty's predecessor
                                                                      firm, Eagle Asset
                                                                      Management, from 1984 to
                                                                      1994.
----------------------------------------------------------------------------------------------------
  Gregory H. Ekizian        Senior Portfolio Manager--     Since      Mr. Ekizian joined the
   Vice President           Capital Growth                 1997       Investment Adviser in
                            Balanced (Equity)              1998       1997. From 1990 to 1997,
                                                                      he was a portfolio
                                                                      manager at Liberty
                                                                      Investment Management,
                                                                      Inc. and its predecessor
                                                                      firm, Eagle Asset
                                                                      Management.
----------------------------------------------------------------------------------------------------
  Paul D. Farrell           Senior Portfolio Manager--     Since      Mr. Farrell joined the
   Managing Director        Mid Cap Equity                 1998       Investment Adviser in
                            Small Cap Value                1992       1991. In 1998, he became
                                                                      responsible for managing
                                                                      the Investment Adviser's
                                                                      Value team. During 1991,
                                                                      he served as a managing
                                                                      director at Plaza
                                                                      Investment Managers, the
                                                                      investment subsidiary of
                                                                      GEICO Corp., a major
                                                                      insurance company. From
                                                                      1986 to 1991, he was
                                                                      employed by Goldman
                                                                      Sachs as a vice
                                                                      president in the
                                                                      investment research
                                                                      department and was
                                                                      responsible for the
                                                                      formation of the firm's
                                                                      Emerging Growth Research
                                                                      Group.
----------------------------------------------------------------------------------------------------
  Greg Gigliotti            Senior Portfolio Manager--     Since      Mr. Gigliotti joined the
   Vice President           Growth and Income              1998       Investment Adviser in
                            Balanced (Equity)              1998       1997. From 1996 to 1997
                            Mid Cap Equity                 1998       he was a Vice President
                                                                      and senior analyst at
                                                                      Franklin Mutual
                                                                      Advisors, Inc., the
                                                                      asset management
                                                                      division of Franklin
                                                                      Resources, Inc. From
                                                                      1989 to 1996 he was a
                                                                      Vice President and
                                                                      senior analyst at Heine
                                                                      Securities Corporation
                                                                      which was purchased by
                                                                      Franklin Resources, Inc.
----------------------------------------------------------------------------------------------------
  Robert C. Jones           Senior Portfolio Manager--     Since      Mr. Jones joined the
   Managing Director        CORE Large Cap Value           1998       Investment Adviser in
                            CORE U.S. Equity               1991       1989. From 1987 to 1989,
                            CORE Large Cap Growth          1997       he was the senior
                            CORE Small Cap Equity          1997       quantitative analyst in
                                                                      the Goldman Sachs
                                                                      Investment Research
                                                                      Department and the
                                                                      author of the monthly
                                                                      Stock Selection
                                                                      publication.
----------------------------------------------------------------------------------------------------
  Richard C. Lucy            Senior Portfolio Manager--    Since      Mr. Lucy joined the
   Managing Director and     Balanced (Fixed-Income)       1994       Investment Adviser in
   Co-Head U.S.                                                       1992. From 1983 to 1992,
   Fixed Income                                                       he managed fixed income
                                                                      assets at Brown Brothers
                                                                      Harriman & Co.
----------------------------------------------------------------------------------------------------
  Matthew B. McLennan        Senior Portfolio Manager--    Since      Mr. McLennan joined the
   Vice President            Mid Cap Equity                1998       Investment Adviser in
                             Small Cap Value               1996       1995. From 1994 to 1995,
                                                                      he worked in the
                                                                      Investment Banking
                                                                      Division of Goldman
                                                                      Sachs in Australia. From
                                                                      1991 to 1994, Mr.
                                                                      McLennan worked at
                                                                      Queensland Investment
                                                                      Corporation in
                                                                      Australia.

                                                        YEARS
                                                        PRIMARILY
      NAME AND TITLE        FUND RESPONSIBILITY         RESPONSIBLE     FIVE YEAR EMPLOYMENT HISTORY
  ---------------------- --------------------------     ----------- ----------------------------
  Victor H. Pinter           Senior Portfolio Manager--    Since      Mr. Pinter joined the
   Vice President            CORE Large Cap Value          1998       Investment Adviser in
                             CORE U.S. Equity              1996       1990. From 1985 to 1990,
                             CORE Large Cap Growth         1997-      he was a project manager
                             CORE Small Cap Equity         1997       in the Information
                                                                      Technology Division of
                                                                      the Investment Adviser.
----------------------------------------------------------------------------------------------------
  Thomas S. Price            Senior Portfolio Manager--    Since      Mr. Price joined the
   Vice President            Growth and Income             1998       Investment Adviser in
                             Balanced (Equity)             1998       1997. From 1996 to 1997
                             Mid Cap Equity                1998       he was a Vice President
                                                                      and senior analyst at
                                                                      Franklin Mutual
                                                                      Advisors, Inc., the
                                                                      asset management
                                                                      division of Franklin
                                                                      Resources, Inc. From
                                                                      1993 to 1996 he was a
                                                                      Vice President and
                                                                      senior analyst at Heine
                                                                      Securities Corporation
                                                                      which was purchased by
                                                                      Franklin Resources, Inc.
----------------------------------------------------------------------------------------------------
  David G. Shell             Senior Portfolio Manager--    Since      Mr. Shell joined the
   Vice President            Capital Growth                1997       Investment Adviser in
                             Balanced (Equity)             1998       1997. From 1987 to 1997,
                                                                      he was a portfolio
                                                                      manager at Liberty
                                                                      Investment Management,
                                                                      Inc. and its predecessor
                                                                      firm, Eagle Asset
                                                                      Management.
----------------------------------------------------------------------------------------------------
  Ernest C. Segundo, Jr.     Senior Portfolio Manager--    Since      Mr. Segundo joined the
   Vice President            Capital Growth                1997       Investment Adviser in
                             Balanced (Equity)             1998       1997. From 1992 to 1997,
                                                                      he was a portfolio
                                                                      manager at Liberty
                                                                      Investment Management,
                                                                      Inc. From 1990 to 1992,
                                                                      he was an equity
                                                                      research analyst with
                                                                      Fidelity Management &
                                                                      Research Company.
----------------------------------------------------------------------------------------------------
  Lawrence S. Sibley         Senior Portfolio Manager--    Since      Mr. Sibley joined the
   Vice President            Growth and Income             1997       Investment Adviser in
                             Balanced (Equity)             1997       1997. From 1994 to 1997,
                             Mid Cap Equity                1997       he headed Institutional
                                                                      Equity Sales at J.P.
                                                                      Morgan Securities and
                                                                      from 1987 to 1994, he
                                                                      was a principal of
                                                                      Sanford C. Bernstein &
                                                                      Co. in its Institutional
                                                                      Sales Department.
----------------------------------------------------------------------------------------------------
  Karma Wilson               Senior Portfolio Manager--    Since      Ms. Wilson joined the
   Vice President            Growth and Income             1998       Investment Adviser in
                             Balanced (Equity)             1998       1994. Prior to 1994, she
                             Mid Cap Equity                1998       was an investment
                                                                      analyst with Bankers
                                                                      Trust Australia Ltd.
                                                                      Before 1992 she was
                                                                      employed at Arthur
                                                                      Andersen LLP.

  It is the responsibility of the Investment Adviser to make the investment decisions for a Fund and to place the purchase and sale orders for the Fund's portfolio transactions in U.S. and foreign markets. Such orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Goldman Sachs or its affiliates. In effecting purchases and sales of portfolio securities for the Funds, the Investment Adviser will seek the best price and execution of a Fund's orders. In doing so, where two or more brokers or dealers offer comparable prices and execution for a particular trade, consideration may be given to whether the broker or dealer provides investment research or brokerage services or sells Shares of any Goldman Sachs Fund. See the Additional Statement for a further description of the Investment Adviser's brokerage allocation practices.

  As compensation for its services rendered and assumption of certain expenses pursuant to separate Management Agreements, GSAM and GSFM are entitled to the following fees, computed daily and payable monthly at the annual rates listed below:

                                                               FOR THE FISCAL
                                                CONTRACTUAL YEAR OR PERIOD ENDED
                                                   RATE*     JANUARY 31, 1998*
                                                ----------- --------------------
     GSAM
     ----
     Balanced..................................    0.65%            0.65%
     Growth and Income.........................    0.70%            0.70%
     CORE Large Cap Value......................    0.60%             N/A
     CORE Large Cap Growth.....................    0.75%            0.60%
     CORE Small Cap Equity.....................    0.85%            0.75%
     Mid Cap Equity............................    0.75%            0.75%
     Small Cap Value...........................    1.00%            1.00%
     GSFM
     ----
     CORE U.S. Equity..........................    0.75%            0.59%
     Capital Growth............................    1.00%            1.00%

---------------------
* All numbers are annualized. The difference, if any, between the stated fees and the actual fees paid by the Funds reflects that the applicable Investment Adviser did not charge the full amount of the fees to which it would have been entitled. Effective September 1, 1998, the management fee for the CORE U.S. Equity and CORE Small Cap Equity Funds will equal 0.70% and 0.85%, respectively. As of January 31, 1998, the CORE Large Cap Value Fund had not commenced operations. The Investment Adviser may discontinue or modify any limitations in the future at its discretion.

  The Investment Adviser has voluntarily agreed to reduce or limit certain "Other Expenses" of the Funds (excluding management, distribution and service fees, transfer agency fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.01%, 0.05%, 0.00%, 0.00%, 0.00%, 0.04%, 0.00%, 0.10% and 0.06% per
annum of the average daily net assets of the Balanced, Growth and Income, CORE Large Cap Value, CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity, Capital Growth, Mid Cap Equity and Small Cap Value Funds, respectively. Such reductions or limits, if any, may be discontinued or modified by the applicable Investment Adviser in its discretion at any time.

  ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS. The involvement of the Investment Adviser, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to a Fund or limit a Fund's investment activities. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Funds and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds. The results of a Fund's investment activities, therefore, may differ from those of Goldman Sachs and its affiliates and it is possible that a Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for proprietary or other accounts. In addition, the Funds may, from time to time, enter into transactions in which other clients of Goldman Sachs have an adverse interest. From time to time, a Fund's activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. See "Management--Activities of Goldman Sachs and its Affiliates and Other Accounts Managed by Goldman Sachs" in the Additional Statement for further information.

DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 85 Broad Street, New York, New York 10004, serves as the exclusive distributor (the "Distributor") of each Fund's Shares. Shares may also be sold by Authorized Dealers. Authorized Dealers include investment dealers that are members of the NASD and certain other financial service firms. To become an Authorized Dealer, a dealer or financial service firm must enter into a sales agreement with Goldman Sachs. The minimum investment requirements, services, programs and purchase and redemption options for Shares purchased through a particular Authorized Dealer may be different from those available to investors purchasing through other Authorized Dealers.

  Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606, also serves as each Fund's transfer agent (the "Transfer Agent") and as such performs various shareholder servicing functions. As compensation for the services rendered to each Fund by Goldman Sachs (as Transfer Agent), Goldman Sachs is entitled to a fee with respect to each Fund's Class A, Class B and Class C Shares equal, on an annual basis, to 0.19% of average daily net assets. Shareholders with inquiries regarding any Fund should contact Goldman Sachs (as Transfer Agent) at the address or the telephone number set forth on the back cover page of this Prospectus.

  From time to time, Goldman Sachs or any of its affiliates may purchase and hold Shares of the Funds. Goldman Sachs reserves the right to redeem at any time some or all of the Shares acquired for its own account.

YEAR 2000

  Many computer systems were designed using only two digits to signify the year (for example, "98" for "1998"). On January 1, 2000, if these computer systems are not corrected, they may incorrectly interpret "00" as the year "1900" rather than the year "2000," leading to computer shutdowns or errors (commonly known as the "Year 2000 Problem"). To the extent these systems conduct forward-looking calculations, these computer problems may occur prior to January 1, 2000. Like other investment companies and financial and business organizations, the Funds could be adversely affected in their ability to process securities trades, price securities, provide shareholder account services and otherwise conduct normal business operations if the Investment Adviser or other Fund service providers do not adequately address this problem in a timely manner. The Investment Adviser has established a dedicated group to analyze these issues and to implement the systems modifications necessary to prepare for the Year 2000 Problem. Currently, the Investment Adviser does not anticipate that the transition to the 21st Century will have any material impact on its ability to continue to service the Funds at current levels. In addition, the Investment Adviser has sought assurances from the Funds' other service providers that they are taking the steps necessary so that they do not experience Year 2000 Problems, and the Investment Adviser will continue to monitor the situation. At this time, however, no assurance can be given that the actions taken by the Investment Adviser and the Funds' other service providers will be sufficient to avoid any adverse effect on the Funds due to the Year 2000 Problem.

                                   EXPENSES

  The Funds are responsible for the payment of their expenses. The expenses include, without limitation: fees payable to the Investment Adviser; distribution and service fees; custodial and transfer agency fees; brokerage fees and commissions; filing fees for the registration or qualification of the Funds' Shares under federal or state securities laws, organizational expenses; fees and expenses incurred in connection with membership in investment company organizations; taxes; interest; costs of liability insurance, fidelity bonds or indemnification; any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against, the Funds for violation of any law; legal and auditing fees and expenses (including the cost of legal and certain accounting services rendered by employees of the Investment Adviser and its affiliates with respect to the Funds); expenses of preparing and setting in type prospectuses, Additional Statements, proxy material, financial reports and notices and the printing and distributing of the same to shareholders and regulatory authorities; compensation and expenses of the Trust's "non-interested" Trustees; and extraordinary organizational expenses, if any, incurred by the Trust.


                            REPORTS TO SHAREHOLDERS

  Shareholders will receive an annual report containing audited financial statements and a semi-annual report. To eliminate unnecessary duplication, only one copy of such reports may be sent to shareholders with the same mailing address. Shareholders who desire a duplicate copy of such reports to be mailed to their residence should contact Goldman Sachs at 800-526-7384. Each shareholder will also be provided with a printed confirmation for each transaction in the shareholder's account and an individual quarterly account statement. A year-to-date statement for any account will be provided upon request made to Goldman Sachs. The Funds do not generally provide sub-accounting services.


                                 HOW TO INVEST

ALTERNATIVE PURCHASE ARRANGEMENTS

  Each Fund continuously offers through this Prospectus Class A, Class B and Class C Shares, as described more fully in "How to Buy Shares of the Funds." If you do not specify in your instructions to the Funds which class of Shares you wish to purchase, the Funds will assume that your instructions apply to Class A Shares.

  CLASS A SHARES. If you invest less than $1 million in Class A Shares you will pay an initial sales charge. Certain purchases may qualify for reduced initial sales charges. If you invest $1 million or more in Class A Shares of a Fund, no sales charge will be imposed at the time of purchase, but you may incur a deferred sales charge equal to 1.00% if you redeem your Shares within 18 months of purchase. Class A Shares are subject to distribution and service fees of 0.25% per annum of each Fund's average daily net assets attributable to Class A Shares.

  CLASS B SHARES. Class B Shares are sold without an initial sales charge, but are subject to a CDSC of up to 5% if redeemed within six years of purchase. Class B Shares are subject to distribution and service fees of 1.00% per annum of each Fund's average daily net assets attributable to Class B Shares. See "Distribution and Service Plans." Class B Shares will automatically convert to Class A Shares, based on their relative NAVs, eight years after the initial purchase. Your entire investment in Class B Shares is available to work for you from the time you make your initial investment, but the distribution and service fee paid by Class B Shares will cause your Class B Shares (until conversion to Class A Shares) to have a higher expense ratio and to pay lower dividends, to the extent dividends are paid, than Class A Shares.

  CLASS C SHARES. Class C Shares are sold without an initial sales charge, but are subject to a CDSC of 1% if redeemed within 12 months of purchase. Class C Shares are subject to distribution and service fees of 1.00% per annum of each Fund's average daily net assets attributable to Class C Shares. See "Distribution and Service Plans." Class C Shares have no conversion feature, and accordingly, an investor that purchases Class C Shares will be subject to the distribution and service fee imposed on Class C Shares for an indefinite period, subject to annual approval by the Fund's Board of Trustees and certain regulatory limitations. Your entire investment in Class C Shares is available to work for you from the time you make your initial investment, but the distribution and service fee paid by Class C Shares will cause your Class C Shares to have a higher expense ratio and to pay lower dividends, to the extent dividends are paid, than Class A Shares (or Class B Shares after conversion to Class A Shares).

  FACTORS TO CONSIDER IN CHOOSING CLASS A, CLASS B OR CLASS C SHARES. The decision as to which class to purchase depends on the amount you invest, the intended length of the investment and your personal situation. For example, if you are making an investment of $50,000 or more that qualifies for a reduced sales charge, you should consider purchasing Class A Shares. A brief description of when the initial sales charge may be reduced or eliminated is set forth below under "Right of Accumulation" and "Statement of Intention." If you prefer not to pay an initial sales charge on an investment and plan to hold your investment for at least six years, you might consider purchasing Class B Shares. If you prefer not to pay an initial sales charge and are unsure of the length of your investment or plan to hold your investment for less than eight years, you may prefer Class C Shares. There is no size limit on the purchase of Class A Shares. A maximum purchase limitation of $250,000 and $1,000,000 in the aggregate normally applies to purchases of Class B Shares and Class C Shares, respectively. Although Class C Shares are subject to a CDSC for only 12 months and at a lower rate than Class B Shares, Class C Shares do not have the conversion feature applicable to Class B Shares, making them subject to higher distribution and service fees for an indefinite period. Authorized Dealers may receive different compensation for selling Class A, Class B or Class C Shares.

HOW TO BUY SHARES OF THE FUNDS--CLASS A, CLASS B AND CLASS C SHARES

  You may purchase Shares of the Funds through any Authorized Dealer (including Goldman Sachs) or directly from a Fund, c/o National Financial Data Services, Inc. ("NFDS"), P.O. Box 419711, Kansas City, MO 64141-6711 on any Business Day (as defined under "Additional Information") at the NAV next determined after receipt of an order as described below under "Other Purchase Information," plus, in the case of Class A Shares, any applicable sales charge. Currently, each Fund's NAV is determined as of the close of regular trading on the New York Stock Exchange (which is normally, but not always, 4:00 p.m. New York time).

  The minimum initial investment in each Fund is $1,000. An initial investment minimum of $250 applies to purchases in connection with tax-sheltered retirement plans, Individual Retirement Account Plans (excluding SIMPLE IRAs and Education IRAs) or accounts established under the Uniform Gift to Minors Act ("UGMA"), and an initial investment minimum of $200 applies to purchases in connection with 403(b) plans. The minimum initial investment for purchases in connection with SIMPLE and Education IRAs, as well as purchases through the Automatic Investment Plan, is $50. The minimum subsequent investment is $50. These requirements may be waived at the discretion of the Trust's officers.

  You may pay for purchases of Shares by check (except that the Trust will not accept a check drawn on a foreign bank or a third party check), Federal Reserve draft, federal funds wire, ACH transfer or bank wire. Purchases of Shares by check or Federal Reserve draft should be made payable as follows:
(i) to an investor's Authorized Dealer, if purchased through such Authorized Dealer, or (ii) to Goldman Sachs Domestic Equity Funds--(Name of Fund and class of Shares) and sent to NFDS, P.O. Box 419711, Kansas City, MO 64141-6711. Federal funds wires, ACH transfers and bank wires should be sent to State Street Bank and Trust Company ("State Street"). Payment must be received within three Business Days after receipt of the purchase order. An investor's Authorized Dealer is responsible for forwarding payment promptly to the Fund.

  In order to make an initial investment in a Fund, an investor must establish an account with the Fund by furnishing to the Fund, Goldman Sachs or the investor's Authorized Dealer the information in the Account Application attached to this Prospectus. The Funds may refuse to open an account for any investor who fails to (i) provide a social security number or other taxpayer identification number; or (ii) certify that such number is correct (if required to do so under applicable law).

  The Funds reserve the right to redeem Shares of any shareholder whose account balance is less than $50 as a result of earlier redemptions. Such redemptions will not be implemented if the value of a shareholder's account falls below the minimum account balance solely as a result of market conditions. A Fund will give sixty (60) days' prior written notice to shareholders whose Shares are being redeemed to allow them to purchase sufficient additional Shares of the Fund to avoid such redemption. In addition, the Funds and Goldman Sachs reserve the right to modify the minimum investment, the manner in which Shares are offered and the sales charge rates applicable to future purchases of Shares.

OFFERING PRICE--CLASS A SHARES

  The offering price of Class A Shares of each Fund is the next determined NAV per Share plus a sales charge, if any, paid to Goldman Sachs at the time of purchase of Shares as shown in the following table:

                                                                SALES CHARGE   MAXIMUM DEALER
                                                SALES CHARGE AS AS PERCENTAGE   ALLOWANCE AS
       AMOUNT OF PURCHASE                        PERCENTAGE OF  OF NET AMOUNT   PERCENTAGE OF
(INCLUDING SALES CHARGE, IF ANY)                OFFERING PRICE    INVESTED    OFFERING PRICE***
--------------------------------                --------------- ------------- -----------------
Less than $50,000..............................      5.50%          5.82%           5.00%
$50,000 up to (but less than) $100,000.........      4.75           4.99            4.00
$100,000 up to (but less than) $250,000........      3.75           3.90            3.00
$250,000 up to (but less than) $500,000........      2.75           2.83            2.25
$500,000 up to (but less than) $1 million......      2.00           2.04            1.75
$1 million or more.............................      0.00*          0.00*            **

                                                       (footnotes on next page)

--------
  * No sales charge is payable at the time of purchase of Class A Shares of $1 million or more, but a CDSC may be imposed in the event of certain redemption transactions made within 18 months of purchase.

 ** Goldman Sachs pays a one-time commission to Authorized Dealers who initiate or are responsible for purchases of $1 million or more of Shares of the Funds equal to 1.00% of the amount under $3 million, 0.50% of the next $2 million, and 0.25% thereafter. Goldman Sachs may also pay, with respect to all or a portion of the amount purchased, a commission in accordance with the foregoing schedule to Authorized Dealers who initiate or are responsible for plans investing in the Funds which satisfy the criteria set forth in (h) below or "wrap" accounts purchasing $1 million or more which satisfy the criteria set forth in (i) below. Purchases by such plans will be made at NAV with no initial sales charge, but if all of the Shares held are redeemed within 18 months after the end of the calendar month in which such purchase was made, a CDSC, as described below, of 1.00% may be imposed upon the plan sponsor or the third party administrator. In addition, Authorized Dealers shall remit to Goldman Sachs such payments received in connection with "wrap" accounts in the event that Shares are redeemed within 18 months after the end of the calendar month in which the purchase was made.

*** During special promotions, the entire sales charge may be reallowed to Authorized Dealers. Authorized Dealers to whom substantially the entire sales charge is reallowed may be deemed to be "underwriters" under the Securities Act of 1933.

  Purchases of $1 million or more of Class A Shares will be made at NAV with no initial sales charge, but if the Shares are redeemed within 18 months after the end of the calendar month in which the purchase was made, excluding any period of time in which the Shares were exchanged into and remained invested in an ILA Portfolio (the "CDSC period"), a CDSC of 1.00% may be imposed unless, in certain cases, the investor's Authorized Dealer enters into an agreement with Goldman Sachs to return all or an applicable prorated portion of its commission to Goldman Sachs. Any applicable CDSC will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the redeemed Class A Shares. Accordingly, no CDSC will be imposed on increases in account value above the initial purchase price, including any dividend or capital gains distributions which have been reinvested in additional Class A Shares. Upon redemption of Shares subject to a CDSC, shareholders will receive that portion of the appreciation in account value attributable to the Shares actually redeemed. In determining whether a CDSC applies to a redemption, it will be assumed that the redemption is first made from any Class A Shares in your account that are not subject to the CDSC. The CDSC is waived on redemptions in certain circumstances. See "Waiver or Reduction of Contingent Deferred Sales Charges" below.

  Class A Shares of the Funds may be sold at NAV without payment of any sales charge to: (a) Goldman Sachs, its affiliates or their respective officers, partners, directors or employees (including retired employees and former partners), any partnership of which Goldman Sachs is a general partner, any Trustee or officer of the Trust and designated family members of any of the above individuals; (b) qualified retirement plans of Goldman Sachs; (c) trustees or directors of investment companies for which Goldman Sachs or an affiliate acts as sponsor; (d) any employee or registered representative of any Authorized Dealer or their respective spouses, children and parents; (e) banks, trust companies or other types of depository institutions investing for their own account or investing for accounts for which they have investment discretion; (f) banks, trust companies or other types of depository institutions investing for accounts for which they do not have investment discretion; (g) any state, county or city, or any instrumentality, department, authority or agency thereof, which is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of Shares of a Fund; (h) pension and profit sharing plans, pension funds and other company-sponsored benefit plans that (1) buy Shares worth $500,000 or more, or (2) have at the time of purchase, 100 or more eligible participants, or (3) certify that they project to have annual plan purchases of $200,000 or more, or (4) are provided administrative services by certain third-party administrators that have entered into a special service arrangement with Goldman

Sachs relating to such plan; (i) "wrap" accounts for the benefit of clients of broker-dealers, financial institutions or financial planners, provided that they have entered into an agreement with GSAM specifying aggregate minimums and certain operating policies and standards; (j) registered investment advisers investing for accounts for which they receive asset-based fees; (k) accounts over which GSAM or its advisory affiliates have investment discretion; and (l) shareholders receiving distributions from a qualified retirement plan invested in the Goldman Sachs Funds and reinvesting such proceeds in a Goldman Sachs IRA. Purchasers must certify eligibility for an exemption on the Account Application and notify Goldman Sachs if the shareholder is no longer eligible for an exemption. Exemptions will be granted subject to confirmation of a purchaser's entitlement. Investors purchasing Shares of the Funds at NAV without payment of any initial sales charge may be charged a fee if they effect transactions in Shares through a broker or agent. In addition, under certain circumstances, dividends and distributions from any of the Goldman Sachs Funds may be reinvested in Shares of each Fund at NAV, as described under "Cross-Reinvestment of Dividends and Distributions and Automatic Exchange Program."

RIGHT OF ACCUMULATION--CLASS A SHARES

  Class A purchasers may qualify for reduced sales charges when the current market value of holdings (Shares at current offering price), plus new purchases, reaches $50,000 or more. Class A Shares of the Goldman Sachs Funds may be combined under the Right of Accumulation. See the Additional Statement for more information about the Right of Accumulation.

STATEMENT OF INTENTION--CLASS A SHARES

  Purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges. Class A Shares of the Goldman Sachs Funds may be combined under the Statement of Intention. See the Additional Statement for more information about the Statement of Intention.

OFFERING PRICE--CLASS B SHARES

  Investors may purchase Class B Shares of the Funds at the next determined NAV without the imposition of an initial sales charge. However, Class B Shares redeemed within six years of purchase will be subject to a CDSC at the rates shown in the table below. At redemption, the charge will be assessed on the amount equal to the lesser of the current market value or the original purchase cost of the Shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase price, including Shares derived from the reinvestment of dividends or capital gains distributions. Upon redemption of Shares subject to a CDSC, shareholders will receive that portion of the appreciation in account value attributable to the Shares actually redeemed.

  The amount of the CDSC, if any, will vary depending on the number of years from the time of purchase until the time of redemption of Class B Shares. For the purpose of determining the number of years from the time of any purchase, all payments during a month will be aggregated and deemed to have been made on the first day of that month. In processing redemptions of Class B Shares, the Funds will first redeem Shares not subject to any CDSC, and then Shares held longest during the applicable period.

                                                                 CDSC AS A
                                                                 PERCENTAGE OF
   YEAR SINCE                                                    DOLLAR AMOUNT
   PURCHASE                                                      SUBJECT TO CDSC
   ----------                                                    ---------------
   First........................................................      5.0%
   Second.......................................................      4.0%
   Third........................................................      3.0%
   Fourth.......................................................      3.0%
   Fifth........................................................      2.0%
   Sixth........................................................      1.0%
   Seventh and thereafter.......................................      none

  Proceeds from the CDSC are payable to the distributor and may be used in whole or part to defray the distributor's expenses related to providing distribution-related services to the Funds in connection with the sale of Class B Shares, including the payment of compensation to Authorized Dealers. A commission equal to 4.00% of the amount invested is paid to Authorized Dealers.

  Class B Shares of a Fund will automatically convert into Class A Shares of the same Fund at the end of the calendar quarter that is eight years after the purchase date, except as noted below. Class B Shares of a Fund acquired by exchange from Class B Shares of another Goldman Sachs Fund will convert into Class A Shares of such Fund based on the date of the initial purchase. Class B Shares acquired through reinvestment of distributions will convert into Class A Shares based on the date of the initial purchase of the Shares on which the distribution was paid. The conversion of Class B Shares to Class A Shares will not occur at any time the Funds are advised that such conversions may constitute taxable events for federal tax purposes, which the Funds believe is unlikely. If conversions do not occur as a result of possible taxability, Class B Shares would continue to be subject to higher expenses than Class A Shares for an indeterminate period.

OFFERING PRICE--CLASS C SHARES

  Investors may purchase Class C Shares of the Funds at the next determined NAV without the imposition of an initial sales charge. However, if Class C Shares are redeemed within 12 months of purchase, a CDSC of 1% will be deducted from the redemption proceeds. At redemption, the charge will be assessed on the amount equal to the lesser of the current market value or the original purchase cost of the Shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase price, including Shares derived from the reinvestment of dividends or capital gains distributions. Upon redemption of Shares subject to a CDSC, shareholders will receive that portion of the appreciation in account value attributable to the Shares actually redeemed.

  For the purpose of determining the number of months from the time of any purchase, all payments during a month will be aggregated and deemed to have been made on the first day of that month. In processing redemptions of Class C Shares, the Funds will first redeem Shares held for longer than 12 months, and then Shares held for the longest period during the 12 month period. Proceeds from the CDSC are payable to the Distributor and may be used in whole or in part to defray the Distributor's expenses related to providing distribution-related services to the Funds in connection with the sale of Class C Shares, including the payment of compensation to Authorized Dealers. An amount equal to 1.00% of the amount invested is paid by the Distributor to Authorized Dealers.

REINVESTMENT OF REDEMPTION PROCEEDS--CLASS A, CLASS B AND CLASS C SHARES

  A shareholder who redeems Class A or Class B Shares of a Fund may reinvest at NAV any portion or all of the redemption proceeds (plus that amount necessary to acquire a fractional Share to round off his purchase to the nearest full Share) in Class A Shares of the same Fund or any other Goldman Sachs Fund. A shareholder who redeems Class C Shares of a Fund may reinvest at NAV any portion or all of the redemption proceeds (plus that amount necessary to acquire a fractional Share to round off the purchase to the nearest full Share) in Class C Shares of the same Fund or any other Goldman Sachs Fund. Shareholders should obtain and read the applicable prospectuses of such other funds and consider their objectives, policies and applicable fees before investing in any of such funds. This reinvestment privilege is subject to the condition that the Shares redeemed have been held for at least thirty (30) days before the redemption and that the reinvestment is effected within ninety
(90) days after such redemption. If you redeemed Class A or Class C Shares, paid a CDSC upon redemption and reinvest in Class A or Class C Shares subject to the conditions set forth above, your account will be credited with the amount of the CDSC previously charged, and the reinvested Shares will continue to be subject to a CDSC. In this case, the holding period of the Class A or Class C Shares acquired through reinvestment for purposes of computing the CDSC payable upon a subsequent redemption will include the holding period of the redeemed Shares. If you redeemed Class B Shares and paid a CDSC upon redemption, you are permitted to reinvest the redemption proceeds in Class A Shares at NAV as described above, but the amount of the CDSC paid upon redemption will not be credited to your account.

  A reinvesting shareholder may be subject to tax as a result of such redemption. If the redemption occurs within 90 days after the original purchase of Class A Shares, any sales charge paid on the original purchase cannot be taken into account by a reinvesting shareholder to the extent an otherwise applicable sales charge is not imposed pursuant to the reinvestment privilege for purposes of determining gain or loss, if any, realized on the redemption, but instead will be added to the tax basis of the Class A Shares received in the reinvestment. To the extent that any loss is realized and Shares of the same Fund are purchased within 30 days before or after the redemption, some or all of the loss may not be allowed as a deduction depending upon the number of Shares purchased. Shareholders should consult their own tax advisers concerning the tax consequences of a redemption and reinvestment. Upon receipt of a written request, the reinvestment privilege may be exercised once annually by a shareholder, except that there is no such time limit as to the availability of this privilege in connection with transactions the sole purpose of which is to reinvest the proceeds at NAV in a tax-sheltered retirement plan.

WAIVER OR REDUCTION OF CONTINGENT DEFERRED SALES CHARGE--CLASS A, B AND C
SHARES

  The CDSC on Class B, Class C and Class A Shares that are subject to a CDSC may be waived or reduced if the redemption relates to: (a) retirement distributions or loans to participants or beneficiaries from pension and profit sharing plans, pension funds and other company-sponsored benefit plans (each a "Plan"); (b) the death or disability (as defined in Section 72(m)(7) of the Code) of a participant or beneficiary in a Plan; (c) hardship withdrawals by a participant or beneficiary in a Plan; (d) satisfying the minimum distribution requirements of the Code; (e) the establishment of "substantially equal periodic payments" as described in Section 72(t)(2) of the Code; (f) the separation from service by a participant or beneficiary in a Plan; (g) the death or disability (as defined in Section 72(m)(7) of the Code) of a shareholder if the redemption is made within one year of such event; (h) excess contributions distributed from a Plan; (i) distributions from a qualified retirement plan invested in the Goldman Sachs Funds which are being rolled over to a Goldman Sachs IRA; and (j) redemption proceeds which are to be reinvested in accounts or non-registered products over which GSAM or its advisory affiliates have investment discretion. In addition, Class A, Class B and Class C Shares subject to a Systematic Withdrawal Plan may be redeemed without a CDSC. However, Goldman Sachs reserves the right to limit such redemptions, on an annual basis, to 12% each of the value of your Class B and Class C Shares and 10% of the value of your Class A Shares.


                      SERVICES AVAILABLE TO SHAREHOLDERS

AUTOMATIC INVESTMENT PLAN

  Systematic cash investments may be made through a shareholder's bank via the Automated Clearing House Network or a shareholder's checking account via bank draft each month. Required forms are available from Goldman Sachs or any Authorized Dealer.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS AND AUTOMATIC EXCHANGE
PROGRAM

  A shareholder may elect to cross-reinvest dividends and capital gain distributions paid by a Fund in Shares of the same class or an equivalent class of other Goldman Sachs Funds or ILA Portfolios. See "Fund Highlights." A shareholder may also elect to exchange automatically a specified dollar amount of Shares of a Fund for Shares of the same Class or an equivalent class of any other Goldman Sachs Fund or ILA Portfolio. Shares acquired through cross-reinvestment of dividends or the automatic exchange program will be purchased at NAV and will not be subject to any initial sales charge or CDSC as a result of the cross-reinvestment or exchange, but Shares subject to a CDSC acquired under the automatic exchange program may be subject to a CDSC at the time of redemption from the fund into which the exchange is made determined on the basis of the date and value of the investor's initial purchase of the Fund from which the exchange (or any prior exchange) is made. Automatic exchanges are made monthly on the 15th day of each month or the first Business Day thereafter. The minimum dollar amount for automatic exchanges must be at least $50 per month. Cross-reinvestments and automatic exchanges are subject to the following conditions: (i) the value of the shareholder's account(s) in the Fund which is paying the dividend or from which the automatic exchange is being made must equal or exceed $5,000; and (ii) the value of the account in the acquired fund must equal or exceed the acquired fund's minimum initial investment requirement or the shareholder must elect to continue cross-reinvestment or automatic exchanges until the value of acquired fund Shares in the shareholder's account equals or exceeds the acquired fund's minimum initial investment requirement. A Fund shareholder may elect cross-reinvestment into an identical account or an account registered in a different name or with a different address, social security or other taxpayer identification number, provided that the account in the acquired fund has been established, appropriate signatures have been obtained and the minimum initial investment requirement has been satisfied. A Fund shareholder should obtain and read the prospectus of the fund into which dividends are invested or automatic exchanges are made.

TAX-SHELTERED RETIREMENT PLANS

  The Funds offer their Shares for purchase by retirement plans, including traditional and Roth IRAs for individuals and their spouses, IRA plans for employees in connection with employer sponsored SEP, SAR-SEP and SIMPLE IRA plans, 403(b) plans and defined contribution plans such as 401(k) Salary Reduction Plans. Detailed information concerning these plans may be obtained from the Transfer Agent. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. This information should be read carefully, and consultation with an attorney or tax adviser may be advisable.

EXCHANGE PRIVILEGE

  Shares of a Fund may be exchanged at NAV without the imposition of an initial sales charge or CDSC at the time of exchange for Shares of the same class or an equivalent class of any other Fund, Goldman Sachs Fund or ILA Portfolio. A shareholder needs to obtain and read the prospectus of the fund into which the exchange is made. The Shares of these other funds acquired by an exchange may later be exchanged for Shares of the same class (or an equivalent class) of the original Fund at the next determined NAV without the imposition of an initial sales charge or CDSC if the dollar amount in the Fund resulting from such exchanges is below the shareholder's all-time highest dollar amount on which it has previously paid the applicable sales charge. Shares of these other funds purchased through dividends and/or capital gains reinvestment may be exchanged for Shares of the Funds without a sales charge. In addition to free automatic exchanges pursuant to the Automatic Exchange Program, six free exchanges are permitted in each 12 month period. A fee of $12.50 may be charged for each subsequent exchange during such period. The exchange privilege may be materially modified or withdrawn at any time upon 60 days' notice to shareholders and is subject to certain limitations.

  An exchange of Shares subject to a CDSC will not be subject to the applicable CDSC at the time of exchange. Shares subject to a CDSC acquired in an exchange will be subject to the CDSC of the Shares originally held. For purposes of determining the amount of any applicable CDSC, the length of time a shareholder has owned Shares will be measured from the date the shareholder acquired the original Shares subject to a CDSC and will not be affected by any subsequent exchange.

  An exchange may be made by identifying the applicable Fund and Class of Shares and either writing to Goldman Sachs, Attention: Goldman Sachs Domestic Equity Funds, Shareholder Services, c/o NFDS, P.O. Box 419711, Kansas City, MO 64141-6711 or, unless the investor has specifically declined telephone exchange privileges on the Account Application or elected in writing not to utilize telephone exchanges, by a telephone request to the Transfer Agent at 800-526-7384 (7:00 a.m. to 3:00 p.m. Chicago time). Certain procedures are employed to prevent unauthorized or fraudulent exchange requests as set forth under "How to Sell Shares of the Funds." Under the telephone exchange privilege, Shares may be exchanged among accounts with different names, addresses and social security or other taxpayer identification numbers only if the exchange instructions are in writing and received in accordance with the procedures set forth under "How to Sell Shares of the Funds." In times of drastic economic or market changes the telephone exchange privilege may be difficult to implement.

  For federal income tax purposes, an exchange, including an automatic exchange, is treated as a redemption of the Shares surrendered in the exchange, on which an investor may be subject to tax, followed by a purchase of Shares received in the exchange. If such redemption occurs within ninety
(90) days after the purchase of such Shares, to the extent a sales charge that would otherwise apply to the Shares received in the exchange is not imposed, the sales charge paid on such purchase of Class A Shares cannot be taken into account by the exchanging shareholder for purposes of determining gain or loss, if any, realized on such redemption for federal income tax purposes, but instead will be added to the tax basis of the Shares received in the exchange. Shareholders should consult their own tax advisers concerning the tax consequences of an exchange.

  Eligible investors may exchange certain classes of Shares for another class of Shares of the same Fund. For further information, call Goldman Sachs at the number set forth on the back of the Prospectus.

  All exchanges which represent an initial investment in a Fund must satisfy the minimum investment requirements of the Fund into which the Shares are being exchanged. Exchanges are available only in states where exchanges may legally be made.

OTHER PURCHASE INFORMATION

  Authorized Dealers and other financial intermediaries may be authorized to accept, on the Trust's behalf, purchase, redemption and exchange orders placed by or on behalf of their customers and, if approved by the Trust, to designate other intermediaries to accept such orders. In these cases, a Fund will be deemed to have received an order that is in proper form when the order is accepted by an Authorized Dealer or intermediary on a Business Day, and the order will be priced at a Fund's NAV per Share (adjusted for any applicable sales charge) next determined after such acceptance. Otherwise, a Fund or Goldman Sachs must receive an order in proper form before it is effective. Authorized Dealers and intermediaries will be responsible for transmitting accepted orders to the Funds within the period agreed upon by them. Customers should contact their Authorized Dealers or intermediaries to learn whether they are authorized to accept orders for the Trust.

  Authorized Dealers and other financial intermediaries provide varying arrangements for their clients to purchase and redeem Fund Shares. Some may establish higher minimum investment requirements and others may limit the availability of certain privileges with respect to the purchase and redemption of Shares or the reinvestment of dividends. Firms may arrange with their clients for other investment or administrative services and may independently establish and charge additional fees not described in this Prospectus to their clients for such services. If Shares of a Fund are held in a "street name" account or were purchased through an Authorized Dealer, shareholders should contact the Authorized Dealer to purchase, redeem or exchange Shares, to make changes in or give instructions concerning the account or to obtain information about the account.

  The Funds and Goldman Sachs each reserves the right to reject any specific purchase order (including exchanges) or to restrict purchases or exchanges by a particular purchaser (or group of related purchasers). This may occur, for example, when a purchaser or a group of purchasers' pattern of frequent purchases, sales or exchanges of Shares of a Fund is evident, or if purchases, sales or exchanges are, or a subsequent abrupt redemption might be, of a size that would disrupt management of a Fund.

  In the sole discretion of Goldman Sachs, a Fund may accept securities instead of cash for the purchase of Shares of the Fund. Such purchases will be permitted only if the Investment Adviser determines that any securities acquired in this manner are consistent with the Fund's investment objectives, restrictions and policies and are desirable investments for the Fund.

  The Investment Adviser, Distributor, and/or their affiliates also pay additional compensation, from time to time, out of their assets and not as an additional charge to the Funds, to selected Authorized Dealers and other persons in connection with the sale, distribution and/or servicing of Shares of the Funds and other Goldman Sachs Funds (such as additional payments based on new sales, amounts exceeding pre-established thresholds, or the length of time their customers' assets have remained in a Fund) and, subject to applicable NASD regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of Shares, as well as sponsor various educational programs, sales contests and/or promotions in which participants may receive reimbursement of expenses, entertainment and prizes such as travel awards, merchandise, cash, investment research and educational information and related support materials. This additional compensation can vary among Authorized Dealers depending upon such factors as the amounts their customers have invested (or may invest) in particular Goldman Sachs Funds, the particular program involved, or the amount of reimbursable expenses. Additional compensation based on sales may, but is currently not expected to, exceed 0.50% (annualized) of the amount invested. For further information, see "Other Information Regarding Purchases, Redemptions, Exchanges and Dividends" in the Additional Statement.


                        DISTRIBUTION AND SERVICE PLANS

  The Trust has adopted distribution and service plans on behalf of the Funds' Class A, Class B and Class C Shares (each a "Plan"). Under the Plans, Goldman Sachs is entitled to a monthly fee from each Fund for distribution services equal, on an annual basis, to 0.25%, 0.75% and 0.75%, respectively, of a Fund's average daily net assets attributable to Class A, Class B and Class C Shares, respectively.

  Goldman Sachs may use this distribution fee for its expenses of distributing Class A, Class B and Class C Shares of the Funds. The types of expenses for which Goldman Sachs may be compensated for distribution services under the Plans include: compensation paid to and expenses incurred by Authorized Dealers, Goldman Sachs and their respective officers, employees and sales representatives; commissions paid to Authorized Dealers; allocable overhead; telephone and travel expenses; interest expenses and other costs associated with the financing of such compensation and expenses; the printing of prospectuses for prospective shareholders; preparation and distribution of sales literature and advertising of any type; and all other expenses incurred in connection with activities primarily intended to result in the sale of Class A, Class B and Class C Shares. Goldman Sachs may also use payments under the Class A Plan for personal and account maintenance services as described below. The aggregate compensation that may be received under the Plans for distribution services may not exceed the limitations imposed by the NASD's Conduct Rules. Payments for distribution services are also subject to the requirements of Rule 12b-1 under the Act.

  Under the Plans for Class B and Class C Shares, Goldman Sachs is also entitled to receive a separate fee equal on an annual basis to 0.25% of each Fund's average daily net assets attributable to Class B or Class C Shares. This fee is for personal and account maintenance services, and may be used to make payments to Goldman Sachs, Authorized Dealers and their officers, sales representatives and employees for responding to inquiries of, and furnishing assistance to, shareholders regarding ownership of their Shares or their accounts or similar services not otherwise provided on behalf of the Funds. If the distribution or service fees received by Goldman Sachs pursuant to the Plans exceed its expenses, Goldman Sachs may realize a profit from these arrangements. The Plans will be reviewed and are subject to approval annually by the Trustees.

  In connection with the sale of Class C Shares, Goldman Sachs begins paying the 0.75% distribution fee as an ongoing commission, and the 0.25% ongoing service fee, to Authorized Dealers after the Shares have been held for one year. All of these fees are paid by Goldman Sachs on a quarterly basis.


                        HOW TO SELL SHARES OF THE FUNDS

  Each Fund will redeem its Shares upon the request of a shareholder on any Business Day at the NAV next determined after the receipt of such request in proper form, subject to any applicable CDSC. See "Net Asset Value." Redemption proceeds will normally be mailed by check to a shareholder within three Business Days of receipt of a properly executed request. If the Shares to be redeemed were recently purchased by check, a Fund may delay transmittal of redemption proceeds until such time as it has assured itself that good funds have been collected for the purchase of such Shares. This may take up to 15 days. Redemption requests may be made by writing to or calling the Transfer Agent at the address or telephone number set forth on the back cover page of this Prospectus or an Authorized Dealer.

  The Trust accepts telephone requests for redemption of Shares for amounts up to $50,000 within any seven calendar day period, except for investors who have specifically declined telephone redemption privileges on the Account Application or elected in writing not to utilize telephone redemptions (proceeds which are sent to a Goldman Sachs brokerage account are not subject to the $50,000 limit). It may be difficult to implement redemptions by telephone in times of drastic economic or market changes. By completing an Account Application, an investor agrees that the Trust, the Distributor and the Transfer Agent shall not be liable for any loss incurred by the investor by reason of the Trust accepting unauthorized telephone redemption requests if the Trust reasonably believes the instructions to be genuine. Thus, shareholders risk possible losses in the event of a telephone redemption not authorized by them. The Trust may accept telephone redemption instructions from any person identifying himself or herself as the owner of an account or the owner's broker where the owner has not declined in writing to utilize this service.

  In an effort to prevent unauthorized or fraudulent redemption and exchange requests by telephone, Goldman Sachs and NFDS each employ reasonable procedures specified by the Trust to confirm that such instructions are genuine. Consequently, proceeds of telephone redemption requests will be sent only to the shareholder's address of record or authorized bank account designated in the Account Application and exchanges of Shares will be made only to an identical account. Telephone requests will also be recorded. The Trust may implement other procedures from time to time concerning telephone redemptions and exchanges. If reasonable procedures are not employed, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. Proceeds of telephone redemptions will be mailed to the shareholder's address of record or wired to the authorized bank account indicated on the Account Application, unless the shareholder provides written instructions (accompanied by a signature guarantee) indicating another address. Telephone redemptions will not be accepted during the 30-day period following any change in a shareholder's address of record. This redemption option does not apply to Shares held in a "street name" account. Shareholders whose accounts are held in "street name" should contact their broker of record who may effect telephone redemptions on their behalf. The Trust reserves the right to terminate or modify the telephone redemption service at any time.

  Written requests for redemptions must be signed by each shareholder with its signature guaranteed by a bank, a securities broker or dealer, a credit union having authority to issue signature guarantees, a savings and loan association, a building and loan association, a cooperative bank, a federal savings bank or association, a national securities exchange, a registered securities association or a clearing agency, provided that such institution satisfies the standards established by the Transfer Agent.

  The Funds will also arrange for the proceeds of redemptions effected by any means to be wired as federal funds to the bank account designated in the shareholder's Account Application. Redemption proceeds will normally be wired on the next Business Day in federal funds (for a total of one Business Day delay) following receipt of a properly executed wire transfer redemption request. Wiring of redemption proceeds may be delayed one additional Business Day if the Federal Reserve Bank is closed on the day redemption proceeds would ordinarily be wired. A transaction fee of $7.50 may be charged for payments of redemption proceeds by wire. In order to change the bank designated on the Account Application to receive redemption proceeds, a written request must be received by the Transfer Agent. This request must be signature guaranteed as set forth above. Further documentation may be required for executors, trustees or corporations. Once wire transfer instructions have been given by Goldman Sachs or an Authorized Dealer, neither a Fund, the Trust, Goldman Sachs nor any Authorized Dealer assumes any further responsibility for the performance of intermediaries or the shareholder's bank in the transfer process. If a problem with such performance arises, the shareholder should deal directly with such intermediaries or bank.

  Additional documentation regarding a redemption by any means may be required to effect a redemption when deemed appropriate by the Transfer Agent. The request for such redemption will not be considered to have been received in proper form until such additional documentation has been received.

SYSTEMATIC WITHDRAWAL PLAN

  A shareholder may draw on shareholdings systematically via check or ACH in any amount specified by the shareholder over $50. Checks are only available on or about the 25th of each month. Each systematic withdrawal is a redemption and therefore a taxable transaction. A minimum balance of $5,000 in Shares of a Fund is required. The maintenance of a withdrawal plan concurrently with purchases of additional Class A, Class B or Class C Shares would be disadvantageous because of the sales charge imposed on your purchases of Class A Shares or the imposition of a CDSC on your redemptions of Class A, Class B or Class C Shares. The CDSC applicable to Class A, Class B or Class C Shares redeemed under a systematic withdrawal plan may be waived. See "How to Invest--Waiver or Reduction of Contingent Deferred Sales Charge." See the Additional Statement for more information about the Systematic Withdrawal Plan.


                                   DIVIDENDS

  Each dividend from net investment income and capital gains distributions, if any, declared by a Fund on its outstanding Shares will, at the election of each shareholder, be paid in: (i) cash; (ii) additional Shares of the same class of the Fund; or (iii) Shares of the same or an equivalent class of other Goldman Sachs Funds or units of the ILA Portfolios (the Prime Obligations Portfolio only for Class B and Class C), as described under "Cross-Reinvestment of Dividends and Distributions and Automatic Exchange Program." This election should initially be made on a shareholder's Account Application and may be changed upon written notice to Goldman Sachs at any time prior to the record date for a particular dividend or distribution. If no election is made, all dividends from net investment income and capital gain distributions will be reinvested in the applicable Fund.

  The election to reinvest dividends and distributions paid by a Fund in additional Shares or units of the Fund or another Goldman Sachs Fund or ILA Portfolio will not affect the tax treatment of such dividends and distributions, which will be treated as received by the shareholder and then used to purchase Shares or units of the Fund, another Goldman Sachs Fund or an ILA Portfolio.

  Each Fund intends that all or substantially all of its net investment income and net realized capital gains, after reduction by available capital losses, including any capital losses carried forward from prior years, will be declared as dividends for each taxable year. The Balanced, CORE Large Cap Value and Growth and Income Funds will pay dividends from net investment income quarterly. Each other Fund will pay dividends at least annually. All of the Funds will pay dividends from net investment income, and dividends from net realized capital gains, reduced by available capital losses, at least annually. From time to time, a portion of any Fund's dividends may constitute a return of capital.

  At the time of an investor's purchase of Shares of a Fund a portion of the NAV per Share may be represented by undistributed income of the Fund or realized or unrealized appreciation of the Fund's portfolio securities. Therefore, subsequent distributions on such Shares from such income or realized appreciation may be taxable to the investor even if the NAV of the investor's Shares is, as a result of the distributions, reduced below the cost of such Shares and the distributions (or portions thereof) represent a return of a portion of the purchase price.


                                NET ASSET VALUE

  The NAV per Share of each Class of a Fund is calculated by the Fund's custodian as of the close of regular trading on the New York Stock Exchange (which is normally, but not always, 3:00 p.m. Chicago time, 4:00 p.m. New York time), on each Business Day (as such term is defined under "Additional Information"). The NAV per Share of each Class is calculated by determining the net assets attributed to each Class and dividing by the number of outstanding Shares of that Class. Portfolio securities are valued based on market quotations or, if accurate quotations are not readily available, at fair value as determined in good faith under procedures established by the Trustees.

                            PERFORMANCE INFORMATION

  From time to time each Fund may publish average annual total return and the Balanced, CORE Large Cap Value and Growth and Income Funds may publish their yield and distribution rates in advertisements and communications to shareholders or prospective investors. Average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price for specified periods ending with the most recent calendar quarter, assuming reinvestment of all dividends and distributions at NAV. The total return calculation assumes a complete redemption of the investment at the end of the relevant period. Total return calculations for Class A Shares reflect the effect of paying the maximum initial sales charge. Investment at a lower sales charge would result in higher performance figures. Total return calculations for Class B and Class C Shares reflect deduction of the applicable CDSC imposed upon redemption of Class B and Class C Shares held for the applicable period. Each Fund may also from time to time advertise total return on a cumulative, average, year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules. In addition, each Fund may furnish total return calculations based on investments at various sales charge levels or at NAV. Any performance information which is based on a Fund's NAV per Share would be reduced if any applicable sales charge were taken into account. In addition to the above, each Fund may from time to time advertise its performance relative to certain averages, performance rankings, indices, other information prepared by recognized mutual fund statistical services and investments for which reliable performance information is available.

  The Balanced, CORE Large Cap Value and Growth and Income Funds compute their yield by dividing net investment income earned during a recent 30 day period by the product of the average daily number of Shares outstanding and entitled to receive dividends during the period and the maximum offering price per Share on the last day of the relevant period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized. Net investment income per Share is equal to the dividends and interest earned during the period, reduced by accrued expenses for the period. The calculation of net investment income for these purposes may differ from the net investment income determined for accounting purposes. The Balanced, CORE Large Cap Value and Growth and Income Funds' quotations of distribution rate are calculated by annualizing the most recent distribution of net investment income for a monthly, quarterly or other relevant period and dividing this amount by the NAV per Share on the last day of the period for which the distribution rate is being calculated.

  Each Fund's yield, total return and distribution rate will be calculated separately for each Class of Shares in existence. Because each Class of Shares may be subject to different expenses, the yield, total return and distribution rate calculations with respect to each Class of Shares for the same period will differ. The investment performance of the Class A, Class B and Class C Shares will be affected by the payment of a sales charge, distribution and service fees and other Class specific expenses. See "Shares of the Trust."

  The Funds' performance quotations do not reflect any fees charged by an Authorized Dealer to its customer accounts in connection with investments in the Funds. The investment results of a Fund will fluctuate over time and any presentation of investment results for any prior period should not be considered a representation of what an investment may earn or what the Fund's performance may be in any future period. In addition to information provided in shareholder reports, the Funds may, in their discretion, from time to time, make a list of their holdings available to investors upon request.

                              SHARES OF THE TRUST

  Goldman Sachs Trust was formed under the laws of the State of Delaware on January 28, 1997. On April 30, 1997, Goldman Sachs Equity Portfolios, Inc., a Maryland corporation was reorganized into the Trust. The Trustees have authority under the Trust's Declaration of Trust to create and classify Shares of beneficial interest in separate series, without further action by shareholders. Additional series may be added in the future. The Trustees also have authority to classify and reclassify any series or portfolio of Shares into one or more Classes. Information about the Trust's other series and Classes is contained in separate prospectuses.

  When issued, Shares are fully paid and non-assessable. In the event of liquidation, shareholders of each class are entitled to share pro rata in the net assets of the applicable Fund available for distribution to the shareholders of such class. All Shares are freely transferable and have no preemptive, subscription or conversion rights. Shareholders are entitled to one vote per Share, provided that at the option of the Trustees, shareholders will be entitled to a number of votes based upon the NAVs represented by their Shares.

  The Trust does not intend to hold annual meetings of shareholders. However, recordholders may, under certain circumstances, as permitted by the Act, communicate with other shareholders in connection with requiring a special meeting of shareholders. The Trustees will call a special meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by shareholders.

  In the interest of economy and convenience, the Trust does not issue certificates representing the Funds' Shares. Instead, the Transfer Agent maintains a record of each shareholder's ownership. Each shareholder receives confirmation of purchase and redemption orders from the Transfer Agent. Fund Shares and any dividends and distributions paid by the Funds are reflected in account statements from the Transfer Agent.


                                   TAXATION

FEDERAL TAXES

  Each Fund is treated as a separate entity for tax purposes. The CORE Large Cap Value Fund intends to elect and each other Fund has elected to be treated as a regulated investment company, and each Fund intends to continue to qualify for such treatment for each taxable year under Subchapter M of the Code. To qualify as such, a Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders. As a regulated investment company, a Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its shareholders in accordance with certain timing requirements of the Code.

  Dividends paid by a Fund from net investment income, certain net realized foreign exchange gains, the excess of net short-term capital gain over net long-term capital loss and original issue discount or market discount income will be taxable to shareholders as ordinary income. Distributions out of the net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, of a Fund will be taxed to shareholders as long-term capital gains, regardless of the length of time a shareholder has held his or her Shares or whether such gain was reflected in the price paid for the Shares. These tax consequences will apply whether distributions are received in cash or reinvested in Shares. A Fund's dividends that are paid to its corporate shareholders and are attributable to qualifying dividends such Fund receives from U.S. domestic corporations may be eligible, in the hands of such corporate shareholders, for the corporate dividends-received deduction, subject to certain holding period requirements and debt financing limitations under the Code. Certain distributions paid by a Fund in January of a given year may be taxable to shareholders as if received the prior December 31. Shareholders will be informed annually about the amount and character of distributions received from the Funds for federal income tax purposes.

  Investors should consider the tax implications of buying Shares immediately prior to a distribution. Investors who purchase Shares shortly before the record date for a distribution will pay a per Share price that includes the value of the anticipated distribution and will be taxed on the distribution even though the distribution represents a return of a portion of the purchase price.

  Redemptions and exchanges of Shares are taxable events.

  Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on distributions, redemptions and exchanges if they fail to furnish their correct taxpayer identification number and certain certifications required by the Internal Revenue Service or if they are otherwise subject to backup withholding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty, if any) on amounts treated as ordinary dividends from the Funds.

  Each Fund may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. In general, the Funds do not anticipate that they will be eligible to pass any foreign tax credits through to their shareholders; however, the Funds may deduct these taxes in computing their taxable income, if any.

OTHER TAXES

  In addition to federal taxes, a shareholder may be subject to state, local or foreign taxes on payments received from the Funds. A state income (and possibly local income and/or intangible property) tax exemption may be available to the extent (if any) a Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. For a further discussion of certain tax consequences of investing in Shares of the Funds, see "Taxation" in the Additional Statement. Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state and local taxes as well as to any foreign taxes.


                            ADDITIONAL INFORMATION

  As used in this Prospectus, the term "Business Day" means any day the New York Stock Exchange is open for trading, which is Monday through Friday except for holidays. The New York Stock Exchange is closed on the following holidays:
New Year's Day, Martin Luther King, Jr. Day, Presidents' Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                                  APPENDIX A

                            STATEMENT OF INTENTION
    (APPLICABLE ONLY TO CLASS A SHARES PURCHASED SUBJECT TO A SALES CHARGE)

  If a shareholder anticipates purchasing $50,000 or more of Class A Shares of a Fund alone or in combination with Class A Shares of another Fund or another Goldman Sachs Fund within a 13-month period, the shareholder may obtain Shares of the Fund at the same reduced sales charge as though the total quantity were invested in one lump sum by filing this Statement of Intention incorporated by reference in the Account Application. Income dividends and capital gain distributions taken in additional Shares will not apply toward the completion of this Statement of Intention.

  To ensure that the reduced price will be received on future purchases, the investor must inform Goldman Sachs that this Statement of Intention is in effect each time Shares are purchased. Subject to the conditions mentioned below, each purchase will be made at the public offering price applicable to a single transaction of the dollar amount specified on the Account Application. The investor makes no commitment to purchase additional Shares, but if the investor's purchases within 13 months plus the value of Shares credited toward completion do not total the sum specified, the investor will pay the increased amount of the sales charge prescribed in the Escrow Agreement.

                               ESCROW AGREEMENT

  Out of the initial purchase (or subsequent purchases if necessary), 5% of the dollar amount specified on the Account Application shall be held in escrow by the Transfer Agent in the form of Shares registered in the investor's name. All income dividends and capital gains distributions on escrowed Shares will be paid to the investor or to his or her order. When the minimum investment so specified is completed (either prior to or by the end of the 13th month), the investor will be notified and the escrowed Shares will be released. In signing the Account Application, the investor irrevocably constitutes and appoints the Transfer Agent his or her attorney to surrender for redemption any or all escrowed Shares with full power of substitution in the premises.

  If the intended investment is not completed, the investor will be asked to remit to Goldman Sachs any difference between the sales charge on the amount specified and on the amount actually attained. If the investor does not within 20 days after written request by Goldman Sachs pay such difference in the sales charge, the Transfer Agent will redeem an appropriate number of the escrowed Shares in order to realize such difference. Shares remaining after any such redemption will be released by the Transfer Agent.

--------------------------------------------------------------------------------

GOLDMAN SACHS ASSET
MANAGEMENT
ONE NEW YORK PLAZA
NEW YORK, NEW YORK 10004

GOLDMAN SACHS FUNDS
MANAGEMENT, L.P.
ONE NEW YORK PLAZA
NEW YORK, NEW YORK 10004

GOLDMAN, SACHS & CO.
DISTRIBUTOR
85 BROAD STREET
NEW YORK, NEW YORK 10004

GOLDMAN, SACHS & CO.
TRANSFER AGENT
4900 SEARS TOWER
CHICAGO, ILLINOIS 60606

STATE STREET BANK AND TRUST COMPANY
CUSTODIAN
1776 HERITAGE DRIVE
NORTH QUINCY, MASSACHUSETTS 02171

ARTHUR ANDERSEN LLP
INDEPENDENT PUBLIC ACCOUNTANTS
225 FRANKLIN STREET
BOSTON, MA 02110

TOLL FREE (IN U.S.) . . . . . . . . 800-526-7384

EQDOMPROABC
501416
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

GOLDMAN SACHS DOMESTIC

EQUITY FUNDS

--------------------------------------------------------------------------------

PROSPECTUS

CLASS A, B AND C SHARES



LOGO
Goldman
Sachs

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              GOLDMAN SACHS TRUST

                      GOLDMAN SACHS DOMESTIC EQUITY FUNDS

                             INSTITUTIONAL SHARES

                             ---------------------

                     SUPPLEMENT DATED JANUARY 20, 1999 TO
                  PROSPECTUS ORIGINALLY DATED JANUARY 8, 1999
                      AND HEREBY REDATED JANUARY 20, 1999
                    GOLDMAN SACHS CORE LARGE CAP VALUE FUND
   PRIOR PERFORMANCE OF SIMILARLY ADVISED ACCOUNTS OF THE INVESTMENT ADVISER

                                                         CORE LARGE
                                                         CAP VALUE  RUSSELL 1000
                                                         COMPOSITE  VALUE INDEX
                                                         ---------- ------------
1998....................................................       %           %
1997....................................................       %           %
1996....................................................       %           %
1995....................................................       %           %
1994....................................................       %           %
1993....................................................       %           %
8/1/92-12/31/92.........................................       %           %

                                       AVERAGE ANNUAL
                                        TOTAL RETURN
                         -------------------------------------------
                          ONE YEAR   3 YEARS    5 YEARS     SINCE
                           ENDED      ENDED      ENDED    INCEPTION
                         12/31/1998 12/31/1998 12/31/1998 (8/1/1992)
                         ---------- ---------- ---------- ----------
CORE Large Cap Value
 Composite..............       %          %          %          %
Russell 1000
 Value Index............       %          %          %          %

  The preceding table sets forth the Investment Adviser's composite performance data relating to the historical performance of all discretionary private accounts managed by the Investment Adviser that have investment objectives, policies, and strategies substantially similar to the CORE Large Cap Value Fund. The information is provided to illustrate the past performance of the Investment Adviser in managing substantially similar accounts as measured against the Russell 1000 Value Index and does not represent the performance of the CORE Large Cap Value Fund. Investors should not consider this performance data as a substitute for the performance of the CORE Large Cap Value Fund nor should investors consider this data as an indication of future performance of the CORE Large Cap Value Fund or of the Investment Adviser. The Russell 1000 Value Index is unmanaged and investors cannot invest directly in the index.

  In accordance with the standards of the Association for Investment Management and Research ("AIMR"), the Investment Adviser's composite performance data was calculated on a time-weighted and asset-weighted total return basis which includes realized and unrealized gains and losses plus income. Total return performance of the CORE Large Cap Value Fund will be calculated in accordance with the regulations of the SEC. The SEC standardized average annual total return is neither time-weighted nor asset-weighted and is determined for specified periods by computing the annual percentage change in the value of an initial amount that is invested in a share class of the Fund at the maximum public offering price. Investors should be aware that the differences in methodology between AIMR and SEC requirements could result in different performance data for identical time periods.

  The actual expenses of the private accounts included in the composite were lower than the estimated expenses of the Fund. Accordingly, the performance record of the composite has been adjusted downward based on the estimated expenses of the Institutional Shares of the CORE Large Cap Value Fund during its first year of operations. All returns presented reflect the reinvestment of dividends and other earnings. The private accounts are not subject to the same diversification requirements, specific tax restrictions and investment limitations imposed on the CORE Large Cap Value Fund by the Investment Company Act of 1940 and Subchapter M of the Internal Revenue Code. Consequently, the performance results of the Investment Adviser's composite could have been adversely affected if the private accounts had been regulated as investment companies under the federal securities laws.

--------------------------------------------------------------------------------
PROSPECTUS

                      GOLDMAN SACHS DOMESTIC EQUITY FUNDS
January 8, 1999               INSTITUTIONAL SHARES


GOLDMAN SACHS BALANCED FUND         GOLDMAN SACHS CORE SMALL CAP
 Seeks long-term capital growth     EQUITY FUND
 and current income through in-       Seeks long-term growth of capital
 vestments in equity and fixed-       through a broadly diversified portfolio
 income securities.                   of equity securities of U.S. issuers
                                      which are included in the Russell 2000
GOLDMAN SACHS GROWTH AND INCOME       Index at the time of investment.
FUND
 Seeks long-term growth of cap-     GOLDMAN SACHS CAPITAL GROWTH FUND
 ital and growth of income            Seeks long-term growth of capital
 through investments in equity        through diversified investments in eq-
 securities that are considered       uity securities of companies that are
 to have favorable prospects          considered to have long-term capital ap-
 for capital appreciation             preciation potential.
 and/or dividend paying abili-
 ty.                                GOLDMAN SACHS MID CAP EQUITY FUND
                                      Seeks long-term capital appreciation
GOLDMAN SACHS CORE LARGE CAP          primarily through investments in equity
VALUE FUND                            securities of companies with public
 Seeks long-term growth of cap-       stock market capitalizations within the
 ital and dividend income             range of the market capitalization of
 through a broadly diversified        companies constituting the Russell
 portfolio of equity securities       Midcap Index at the time of investment
 of large cap U.S. issuers that       (currently between $400 million and $16
 are selling at low to modest         billion).
 valuations relative to general
 market measures and that are       GOLDMAN SACHS SMALL CAP VALUE FUND
 expected to have favorable           Seeks long-term capital growth through
 prospects for capital appreci-       investments in equity securities of com-
 ation and/or dividend-paying         panies with public stock market capital-
 ability.                             izations of $1 billion or less at the
                                      time of investment.
GOLDMAN SACHS CORE U.S. EQUITY
FUND
 Seeks long-term growth of cap-
 ital and dividend income
 through a broadly diversified
 portfolio of large cap and
 blue chip equity securities
 representing all major sectors
 of the U.S. economy.

GOLDMAN SACHS CORE LARGE CAP
GROWTH FUND
 Seeks long-term growth of cap-
 ital through a broadly diver-
 sified portfolio of equity se-
 curities of large cap U.S. is-
 suers that are expected to
 have better prospects for
 earnings growth than the
 growth rate of the general do-
 mestic economy. Dividend in-
 come is a secondary considera-
 tion.

                               -----------------


INSTITUTIONAL SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                        (continued on next page)

(cover continued)

  Goldman Sachs Asset Management ("GSAM"), New York, New York, a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as investment adviser to the Balanced, Growth and Income, CORE Large Cap Value, CORE Large Cap Growth, CORE Small Cap Equity, Mid Cap Equity and Small Cap Value (formerly "Small Cap Equity") Funds. Goldman Sachs Funds Management, L.P. ("GSFM"), New York, New York, an affiliate of Goldman Sachs, serves as investment adviser to the CORE U.S. Equity (formerly the "Select Equity Fund") and Capital Growth Funds. GSAM and GSFM are each referred to in this Prospectus as the "Investment Adviser." Goldman Sachs serves as each Fund's distributor and transfer agent.

  This Prospectus provides information about Goldman Sachs Trust (the "Trust") and the Funds that a prospective investor should understand before investing. This Prospectus should be retained for future reference. A Statement of Additional Information (the "Additional Statement"), dated January 8, 1999, containing further information about the Trust and the Funds which may be of interest to investors, has been filed with the Securities and Exchange Commission ("SEC"), is incorporated herein by reference in its entirety, and may be obtained without charge from Goldman Sachs by calling the telephone number, or writing to one of the addresses, listed on the back cover of this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the Additional Statement and other information regarding the Trust.

                               TABLE OF CONTENTS

                                     PAGE
                                     ----
Fund Highlights....................    3
Fees and Expenses..................    7
Financial Highlights...............    9
Investment Objectives and Policies.   17
Description of Securities..........   22
Investment Techniques..............   28
Risk Factors.......................   32
Investment Restrictions............   34
Portfolio Turnover.................   34
Management.........................   34
Expenses...........................   39
Net Asset Value....................   40

                                     PAGE
                                     ----
Performance Information............   40
Shares of the Trust................   41
Taxation...........................   42
Additional Information.............   43
Reports to Shareholders............   44
Dividends..........................   44
Purchase of Institutional Shares...   44
Exchange Privilege.................   47
Redemption of Institutional Shares.   47
Appendix A.........................  A-1
Account Information Form

                                FUND HIGHLIGHTS

   The following is intended to highlight certain information and is qualified in its entirety by the more detailed information contained in this Prospectus.

  WHAT IS THE GOLDMAN SACHS TRUST?

   The Goldman Sachs Trust is an open-end management investment company that offers its shares ("Shares") in several investment funds (commonly known as mutual funds (the "Funds")). Each Fund pools the monies of investors by selling its Shares to the public and investing these monies in a portfolio of securities designed to achieve that Fund's stated investment objectives.

  WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS?

   Each Fund has distinct investment objectives and policies. There can be no assurance that a Fund's objectives will be achieved. Each Fund is a "diversified open-end management company" as defined in the Investment Company Act of 1940, as amended (the "Act"). For a further description of each Fund's investment objectives and policies, see "Investment Objectives and Policies," "Description of Securities" and "Investment Techniques."

--------------------------------------------------------------------------------

                INVESTMENT
 FUND NAME      OBJECTIVES               INVESTMENT CRITERIA                BENCHMARK
 ---------      ----------------  ---------------------------------------   ---------
 BALANCED    Long-term         Between 45% and 65% of total assets in   Lehman Aggregate
 FUND        capital growth    equity securities and at least 25% in    Bond Index and
             and current       fixed-income senior securities.          the Standard &
             income.                                                    Poor's Index of
                                                                        500 Common
                                                                        Stocks (the "S&P
                                                                        500 Index")
----------------------------------------------------------------------------------------
 GROWTH AND  Long-term growth  At least 65% of total assets in equity   S&P 500 Index
 INCOME FUND of capital and    securities that the Investment Adviser
             growth of         considers to have favorable prospects
             income.           for capital appreciation and/or
                               dividend-paying ability.
----------------------------------------------------------------------------------------
 CORE LARGE  Long-term growth  At least 90% of total assets in equity   Russell 1000
 CAP VALUE   of capital and    securities of U.S. issuers, including    Value Index
 FUND        dividend income.  certain foreign issuers traded in the
                               U.S. The Fund seeks to achieve its
                               objective through a broadly diversified
                               portfolio of equity securities of large
                               cap U.S. issuers that are selling at
                               low to modest valuations relative to
                               general market measures such as
                               earnings, book value and other
                               fundamental accounting measures, and
                               that are expected to have favorable
                               prospects for capital appreciation
                               and/or dividend-paying ability. The
                               Fund's investments are selected using
                               both a variety of quantitative
                               techniques and fundamental research in
                               seeking to maximize the Fund's expected
                               return, while maintaining risk, style,
                               capitalization and industry
                               characteristics similar to the Russell
                               1000 Value Index.
----------------------------------------------------------------------------------------
 CORE U.S.   Long-term growth  At least 90% of total assets in equity   S&P 500 Index
 EQUITY FUND of capital and    securities of U.S. issuers, including
             dividend income.  certain foreign issuers traded in the
                               U.S. The Fund seeks to achieve its
                               objective through a broadly diversified
                               portfolio of large cap and blue chip
                               equity securities representing all
                               major sectors of the U.S. economy. The
                               Fund's investments are selected using
                               both a variety of quantitative
                               techniques and fundamental research in
                               seeking to maximize the Fund's
                               expected return, while maintaining
                               risk, style, capitalization and
                               industry characteristics similar to the
                               S&P 500 Index.
----------------------------------------------------------------------------------------

                                                                     (continued)

                INVESTMENT
 FUND NAME      OBJECTIVES               INVESTMENT CRITERIA                BENCHMARK
 ---------   ----------------  -----------------------------------      -------------
 CORE LARGE  Long-term growth  At least 90% of total assets in equity   Russell 1000
 CAP GROWTH  of capital.       securities of U.S. issuers, including    Growth Index
 FUND        Dividend income   certain foreign issuers traded in the
             is a secondary    U.S. The Fund seeks to achieve its
             consideration.    objective through a broadly diversified
                               portfolio of equity securities of large
                               cap U.S. issuers that are expected to
                               have better prospects for earnings
                               growth than the growth rate of the
                               general domestic economy. The Fund's
                               investments are selected using both a
                               variety of quantitative techniques and
                               fundamental research in seeking to
                               maximize the Fund's expected returns,
                               while maintaining risk, style,
                               capitalization and industry
                               characteristics similar to the Russell
                               1000 Growth Index.
--------------------------------------------------------------------------------------
 CORE SMALL  Long-term growth  At least 90% of total assets in equity   Russell 2000
 CAP EQUITY  of capital.       securities of U.S. issuers, including    Index
 FUND                          certain foreign issuers traded in the
                               U.S. The Fund seeks to achieve its
                               investment objective through a broadly
                               diversified portfolio of equity
                               securities of U.S. issuers which are
                               included in the Russell 2000 Index at
                               the time of investment. The Fund's
                               investments are selected using both a
                               variety of quantitative techniques and
                               fundamental research in seeking to
                               maximize the Fund's expected return,
                               while maintaining risk, style,
                               capitalization and industry
                               characteristics similar to the Russell
                               2000 Index.
--------------------------------------------------------------------------------------
 CAPITAL     Long-term         At least 90% of total assets in a        S&P 500 Index
 GROWTH FUND capital growth.   diversified portfolio of equity
                               securities. The Investment Adviser
                               considers long-term capital
                               appreciation potential in selecting
                               investments.
--------------------------------------------------------------------------------------
 MID CAP     Long-term         At least 65% of total assets in          Russell Midcap
 EQUITY FUND capital           equity securities of companies with      Index
             appreciation.     public stock market capitalizations
                               within the range of the market
                               capitalization of companies
                               constituting the Russell Midcap Index
                               at the time of investment (currently
                               between $400 million and $16 billion)
                               ("Mid-Cap Companies").
--------------------------------------------------------------------------------------
 SMALL CAP   Long-term         At least 65% of total assets in equity   Russell 2000
 VALUE FUND  capital growth.   securities of companies with public
                               stock market capitalizations of $1
                               billion or less at the time of
                               investment.


 WHAT ARE THE RISK FACTORS AND SPECIAL CHARACTERISTICS THAT I SHOULD CONSIDER BEFORE INVESTING?

  Each Fund's Share price will fluctuate with market, economic and, to the extent applicable, foreign exchange conditions, so that an investment in any of the Funds may be worth more or less when redeemed than when purchased. None of the Funds should be relied upon as a complete investment program. There can be no assurance that a Fund's investment objectives will be achieved. See "Risk Factors."

  Risks of Investing in Small Capitalization Companies. To the extent that a Fund invests in the securities of small market capitalization companies, the Fund may be exposed to a higher degree of risk and price volatility. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price.

  Foreign Risks. Investments in securities of foreign issuers and currencies involve risks that are different from those associated with investments in domestic securities. The risks associated with foreign investments and currencies include changes in relative currency exchange rates, political and economic developments, the imposition of exchange controls, confiscation and other governmental restrictions. Generally, there is less availability of data on foreign companies and securities markets as well as less regulation of foreign stock exchanges, brokers and issuers. A Fund's investments in emerging markets and countries ("Emerging Countries") involves greater risks than investments in the developed countries of Western Europe, the United States, Canada, Australia, New Zealand and Japan.

  Other. A Fund's use of certain investment techniques, including derivatives, forward contracts, options and futures, will subject the Fund to greater risk than funds that do not employ such techniques.

 WHO MANAGES THE FUNDS?

   Goldman Sachs Asset Management serves as Investment Adviser to the Balanced, Growth and Income, CORE Large Cap Value, CORE Large Cap Growth, CORE Small Cap Equity, Mid Cap Equity and Small Cap Value Funds. Goldman Sachs Funds Management, L.P. serves as Investment Adviser to the CORE U.S. Equity and Capital Growth Funds. As of November 20, 1998, the Investment Adviser, together with its affiliates, acted as investment adviser or distributor for assets in excess of $188 billion.

 WHO DISTRIBUTES THE FUNDS' SHARES?

   Goldman Sachs acts as distributor of each Fund's Shares (the
 "Distributor").

 WHAT IS THE MINIMUM INVESTMENT?

  The minimum initial investment is $1,000,000 or $10,000,000 (depending upon an investor's eligibility) in Institutional Shares of a Fund alone or in combination with Institutional Shares (or the corresponding class) of any other mutual fund sponsored by Goldman Sachs and designated as an eligible fund for this purpose.

 HOW DO I PURCHASE INSTITUTIONAL SHARES?

  You may purchase Institutional Shares of the Funds through Goldman Sachs. Institutional Shares are purchased at the current net asset value ("NAV") without any sales load. See "Purchase of Institutional Shares."

 HOW DO I SELL MY INSTITUTIONAL SHARES?

  You may redeem Institutional Shares upon request on any Business Day, as defined under "Additional Information," at the NAV next determined after receipt of such request in proper form. See "Redemption of Institutional Shares."

 HOW DO I RECEIVE DIVIDENDS AND DISTRIBUTIONS?


                                       INVESTMENT INCOME DIVIDENDS
                                       --------------------------- CAPITAL GAINS
FUND                                        DECLARED AND PAID      DISTRIBUTIONS
----                                        -----------------      -------------
Balanced..............................          Quarterly            Annually
Growth and Income.....................          Quarterly            Annually
CORE Large Cap Value..................          Quarterly            Annually
CORE U.S. Equity......................           Annually            Annually
CORE Large Cap Growth.................           Annually            Annually
CORE Small Cap Equity.................           Annually            Annually
Capital Growth........................           Annually            Annually
Mid Cap Equity........................           Annually            Annually
Small Cap Value.......................           Annually            Annually

  Recordholders of Institutional Shares may receive dividends and distributions in additional Institutional Shares of the Fund in which they have invested or may elect to receive them in cash. For further information concerning dividends and distributions, see "Dividends."

                               FEES AND EXPENSES
                            (INSTITUTIONAL SHARES)

                                          CORE              CORE   CORE
                                   GROWTH LARGE            LARGE  SMALL           MID   SMALL
                                    AND    CAP   CORE U.S.  CAP    CAP   CAPITAL  CAP    CAP
                          BALANCED INCOME VALUE   EQUITY   GROWTH EQUITY GROWTH  EQUITY VALUE
                            FUND    FUND  FUND     FUND     FUND   FUND   FUND    FUND  FUND
                          -------- ------ -----  --------- ------ ------ ------- ------ -----
SHAREHOLDER TRANSACTION
 EXPENSES:
 Maximum Sales Charge
  Imposed on Purchases..    None    None  None     None     None   None   None    None  None
 Maximum Sales Charge
  Imposed on Reinvested
  Dividends.............    None    None  None     None     None   None   None    None  None
 Redemption Fees........    None    None  None     None     None   None   None    None  None
 Exchange Fees..........    None    None  None     None     None   None   None    None  None
ANNUAL FUND OPERATING
 EXPENSES:
 (as a percentage of
 average daily net
 assets)/1/
 Management Fees (after
  waivers and
  reimbursements)/2/....    0.65%   0.70% 0.60%    0.70%    0.60%  0.85%  1.00%   0.75% 1.00%
 Distribution Fees......    None    None  None     None     None   None   None    None  None
 Other Expenses (after
  waivers and
  reimbursements)/3/....    0.05%   0.09% 0.04%    0.04%    0.04%  0.08%  0.04%   0.14% 0.10%
                            ----    ----  ----     ----     ----   ----   ----    ----  ----
TOTAL FUND OPERATING
 EXPENSES (AFTER WAIVERS
 AND
 REIMBURSEMENTS)/4/.....    0.70%   0.79% 0.64%    0.74%    0.64%  0.93%  1.04%   0.89% 1.10%
                            ====    ====  ====     ====     ====   ====   ====    ====  ====

---------------------
/1/ The Funds' annual operating expenses have been restated to reflect fees and expenses in effect as of September 1, 1998, except for the CORE Large Cap Value Fund which are based on estimated amounts for the current fiscal year.
/2/ The Investment Adviser has voluntarily agreed not to impose a portion of the management fee on the CORE U.S. Equity and CORE Large Cap Growth Funds equal to 0.05% and 0.15%, respectively. Without such limitations, management fees would be 0.75% of each Fund's average daily net assets.
/3/ The Investment Adviser has voluntarily agreed to reduce or limit certain other expenses (excluding management fees, transfer agency fees (equal to 0.04% of the average daily net assets of each Fund's Institutional Shares), taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) for each Fund to the extent such expenses exceed the following percentages of average daily net assets:

                                                                         OTHER
                                                                        EXPENSES
                                                                        --------
      Balanced.........................................................   0.01%
      Growth and Income................................................   0.05%
      CORE Large Cap Value.............................................   0.00%
      CORE U.S. Equity.................................................   0.00%
      CORE Large Cap Growth............................................   0.00%
      CORE Small Cap Equity............................................   0.04%
      Capital Growth...................................................   0.00%
      Mid Cap Equity...................................................   0.10%
      Small Cap Value..................................................   0.06%

/4/ Without the limitations described above, "Other Expenses" and "Total
    Operating Expenses" of the Institutional Shares of the Funds would be as set forth below:

                                                                         TOTAL
                                                               OTHER   OPERATING
                                                              EXPENSES EXPENSES
                                                              -------- ---------
      Balanced...............................................   0.28%    0.93%
      Growth and Income......................................   0.12%    0.82%
      CORE Large Cap Value...................................   0.56%    1.16%
      CORE U.S. Equity.......................................   0.12%    0.87%
      CORE Large Cap Growth..................................   0.22%    0.97%
      CORE Small Cap Equity..................................   0.48%    1.33%
      Capital Growth.........................................   0.10%    1.10%
      Mid Cap Equity.........................................   0.16%    0.91%
      Small Cap Value........................................   0.13%    1.13%

EXAMPLE:                                       1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------                                       ------ ------- ------- --------
You would pay the following expenses on a hy-
 pothetical $1,000 investment, assuming (1) a
 5% annual return and (2) redemption at the
 end of each time period:
Balanced......................................  $ 7     $22     $39     $87
Growth and Income.............................    8      25      44      98
CORE Large Cap Value..........................    7      20     N/A     N/A
CORE U.S. Equity..............................    8      24      41      92
CORE Large Cap Growth.........................    7      20      36      80
CORE Small Cap Equity.........................    9      30      51     114
Capital Growth................................   11      33      57     127
Mid Cap Equity................................    9      28      49     110
Small Cap Value...............................   11      35      61     134

  The Investment Adviser and Goldman Sachs may modify or discontinue any of the limitations set forth above in the future at their discretion. The information set forth in the foregoing table and hypothetical example relates only to Institutional Shares of the Funds. Each Fund also offers Service Shares and Class A, Class B and Class C Shares, which are subject to different fees and expenses (which affect performance), have different minimum investment requirements and are entitled to different services. Information regarding Service, Class A, Class B and Class C Shares may be obtained from an investor's sales representative or from Goldman Sachs by calling the number on the back cover of this Prospectus.

  Institutions that invest in Institutional Shares on behalf of their customers may charge fees directly to their customer accounts in connection with their investments. Such fees, if any, may affect the return such customers realize with respect to their investments.

  Certain institutions may also receive other compensation in connection with the sales and distribution of Institutional Shares or for services to their customer's accounts and/or the Funds. For additional information regarding such compensation, see "Purchase of Institutional Shares" in the Prospectus and the Additional Statement.

  The purpose of the foregoing table is to assist investors in understanding the various fees and expenses of a Fund that an investor will bear directly or indirectly. The information on the fees and expenses included in the table and hypothetical example above are based on each Fund's fees and expenses (actual or estimated) and should not be considered as representative of past or future expenses. Actual fees and expenses may be greater or less than those indicated. Moreover, while the example assumes a 5% annual return, a Fund's actual performance will vary and may result in an actual return greater or less than 5%. See "Management--Investment Advisers."

                             FINANCIAL HIGHLIGHTS


         SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  The following data for the years and periods ended on or before January 31, 1998 have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report incorporated by reference into the Additional Statement from the Annual Report to shareholders of the Funds for the year ended January 31, 1998 (the "Annual Report"). This information should be read in conjunction with the financial statements and related notes incorporated by reference and attached to the Additional Statement. The Annual Report also contains performance information and is available upon request and without charge by calling the telephone number or writing to one of the addresses on the back cover of this Prospectus. Information for the period ended July 31, 1998 has not been audited. During the periods shown, the Trust did not offer Shares of the CORE Large Cap Value Fund. Accordingly, there are no financial highlights for this Fund.

-------------------------------------------------------------------------------

                                   INCOME FROM
                            INVESTMENT OPERATIONS(E)            DISTRIBUTIONS TO SHAREHOLDERS
                           --------------------------- ------------------------------------------------
                                        NET REALIZED
                                       AND UNREALIZED
                                       GAIN (LOSS) ON                                      IN EXCESS OF
                                        INVESTMENT,                            FROM NET    NET REALIZED     NET
                 NET ASSET              FUTURES AND       FROM    IN EXCESS  REALIZED GAIN   GAIN ON     INCREASE   NET ASSET
                  VALUE,      NET     FOREIGN CURRENCY    NET       OF NET   ON INVESTMENT  INVESTMENT  (DECREASE)   VALUE,
                 BEGINNING INVESTMENT     RELATED      INVESTMENT INVESTMENT  AND FUTURES  AND FUTURES    IN NET     END OF
                 OF PERIOD   INCOME     TRANSACTIONS     INCOME     INCOME   TRANSACTIONS  TRANSACTIONS ASSET VALUE  PERIOD
                 --------- ---------- ---------------- ---------- ---------- ------------- ------------ ----------- ---------
                                                                                                               BALANCED FUND
-----------------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31 (UN-
AUDITED),
-------------------------------------
1998--Class A
Shares..........  $20.29     $0.29         $(0.21)       $(0.28)    $  --       $  --         $  --       $(0.20)    $20.09
1998--Class B
Shares..........   20.20      0.20          (0.20)        (0.21)       --          --            --        (0.21)     19.99
1998--Class C
Shares..........   20.17      0.20          (0.21)        (0.21)       --          --            --        (0.22)     19.95
1998--Institu-
tional Shares...   20.29      0.32          (0.21)        (0.31)       --          --            --        (0.20)     20.09
1998--Service
Shares..........   20.28      0.26          (0.21)        (0.25)       --          --            --        (0.20)     20.08
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares..........   18.78      0.57           2.66         (0.56)       --        (1.16)          --         1.51      20.29
1998--Class B
Shares..........   18.73      0.50           2.57         (0.42)     (0.02)      (1.16)          --         1.47      20.20
1998--Class C
Shares(b).......   21.10      0.25           0.24         (0.22)     (0.04)      (0.64)        (0.52)      (0.93)     20.17
1998--Institu-
tional
Shares(b).......   21.18      0.26           0.32         (0.23)     (0.08)      (0.45)        (0.71)      (0.89)     20.29
1998--Service
Shares(b).......   21.18      0.22           0.32         (0.22)     (0.06)      (0.72)        (0.44)      (0.90)     20.28
-----------------------------------------------------------------------------------------------------------------------------
1997--Class A
Shares..........   17.31      0.66           2.47         (0.66)       --        (1.00)          --         1.47      18.78
1997--Class B
Shares(b).......   17.46      0.42           2.34         (0.42)     (0.07)      (1.00)          --         1.27      18.73
-----------------------------------------------------------------------------------------------------------------------------
1996--Class A
Shares..........   14.22      0.51           3.43         (0.50)       --        (0.35)          --         3.09      17.31
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1995--Class A
Shares(b).......   14.18      0.10           0.02         (0.08)       --          --            --         0.04      14.22
                                                                                   RATIOS ASSUMING
                                                                                 NO VOLUNTARY WAIVER
                                                                                      OF FEES OR
                                                                                 EXPENSE LIMITATIONS
                                                                               -------------------------
                                                                   RATIO OF                  RATIO OF
                                             NET      RATIO OF        NET                       NET
                                          ASSETS AT      NET      INVESTMENT    RATIO OF    INVESTMENT
                             PORTFOLIO      END OF   EXPENSES TO   INCOME TO    EXPENSES   INCOME (LOSS)
                   TOTAL     TURNOVER       PERIOD   AVERAGE NET  AVERAGE NET  TO AVERAGE   TO AVERAGE
                 RETURN(A)    RATE(F)     (IN 000'S)   ASSETS       ASSETS     NET ASSETS   NET ASSETS
                 ----------- ------------ ---------- ------------ ------------ ----------- -------------
-----------------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31 (UN-
AUDITED),
-------------------------------------
1998--Class A
Shares..........    0.34%(d)   69.31%(d)   $191,408     1.00%(c)     2.86%(c)     1.45%(c)      2.41%(c)
1998--Class B
Shares..........   (0.04)(d)   69.31(d)      38,923     1.75(c)      2.11(c)      1.95(c)       1.91(c)
1998--Class C
Shares..........   (0.08)(d)   69.31(d)      15,693     1.75(c)      2.12(c)      1.95(c)       1.92(c)
1998--Institu-
tional Shares...    0.45(d)    69.31(d)       8,646     0.75(c)      3.11(c)      0.95(c)       2.91(c)
1998--Service
Shares..........    0.26(d)    69.31(d)         447     1.25(c)      2.51(c)      1.45(c)       2.31(c)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares..........   17.54      190.43        163,636     1.00         2.94         1.57          2.37
1998--Class B
Shares..........   16.71      190.43         23,639     1.76         2.14         2.07          1.83
1998--Class C
Shares(b).......    2.49(d)   190.43          8,850     1.77(c)      2.13(c)      2.08(c)       1.82(c)
1998--Institu-
tional
Shares(b).......    2.93(d)   190.43          8,367     0.76(c)      3.13(c)      1.07(c)       2.82(c)
1998--Service
Shares(b).......    2.66(d)   190.43             16     1.26(c)      2.58(c)      1.57(c)       2.27(c)
-----------------------------------------------------------------------------------------------------------------------------
1997--Class A
Shares..........   18.59      208.11         81,410     1.00         3.76         1.77          2.99
1997--Class B
Shares(b).......   16.22(d)   208.11          2,110     1.75(c)      2.59(c)      2.27(c)       2.07(c)
-----------------------------------------------------------------------------------------------------------------------------
1996--Class A
Shares..........   28.10      197.10         50,928     1.00         3.65         1.90          2.75
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1995--Class A
Shares(b).......    0.87(d)    14.71          7,510     1.00(c)      3.39(c)      8.29(c)      (3.90)(c)

-------------------------------------------------------------------------------
(a) Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
(b) Class A and Class B Share activity commenced on October 12, 1994 and May
    1, 1996, respectively. Class C, Institutional and Service Share activity commenced on August 15, 1997.
(c) Annualized.
(d) Not annualized.
(e) Includes the balancing effect of calculating per Share amounts.
(f) Includes the effect of mortgage dollar roll transactions.

                                 INCOME (LOSS)
                                FROM INVESTMENT
                                 OPERATIONS(E)                 DISTRIBUTIONS TO SHAREHOLDERS
                           -------------------------- ------------------------------------------------
                                            NET                                           IN EXCESS OF
                                        REALIZED AND                          FROM NET    NET REALIZED                 NET
                 NET ASSET    NET        UNREALIZED      FROM    IN EXCESS  REALIZED GAIN   GAIN ON                 INCREASE
                  VALUE,   INVESTMENT  GAIN (LOSS) ON    NET       OF NET   ON INVESTMENT  INVESTMENT  ADDITIONAL  (DECREASE)
                 BEGINNING   INCOME     INVESTMENTS   INVESTMENT INVESTMENT  AND FUTURES  AND FUTURES   PAID-IN      IN NET
                 OF PERIOD   (LOSS)     AND FUTURES     INCOME     INCOME   TRANSACTIONS  TRANSACTIONS  CAPITAL    ASSET VALUE
                 --------- ----------  -------------- ---------- ---------- ------------- ------------ ----------  -----------
                                                                                              GROWTH AND INCOME FUND
------------------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31 (UNAUDITED),
---------------------------------------------
1998--Class A
Shares..........  $25.93     $0.09         $(0.41)      $(0.08)    $  --        $ --         $  --       $ --        $(0.40)
1998--Class B
Shares..........   25.73       --           (0.41)         --         --          --            --         --         (0.41)
1998--Class C
Shares..........   25.70      0.01          (0.43)       (0.01)       --          --            --         --         (0.43)
1998--
Institutional
Shares..........   25.95      0.13          (0.40)       (0.13)       --          --            --         --         (0.40)
1998--Service
Shares..........   25.92      0.07          (0.39)       (0.07)       --          --            --         --         (0.39)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares..........   23.18      0.11           5.27        (0.11)       --        (2.52)          --         --          2.75
1998--Class B
Shares..........   23.10      0.04           5.14          --       (0.03)      (2.45)        (0.07)       --          2.63
1998--Class C
Shares(b).......   28.20     (0.01)          0.06          --       (0.03)      (1.42)        (1.10)       --         (2.50)
1998--
Institutional
Shares..........   23.19      0.27           5.23        (0.22)       --        (0.24)        (2.28)       --          2.76
1998--Service
Shares..........   23.17      0.14           5.23        (0.06)     (0.04)      (2.52)          --         --          2.75
------------------------------------------------------------------------------------------------------------------------------
1997--Class A
Shares..........   19.98      0.35           5.18        (0.35)     (0.01)      (1.97)          --         --          3.20
1997--Class B
Shares(b).......   20.82      0.17           4.31        (0.17)     (0.06)      (1.97)          --         --          2.28
1997--
Institutional
Shares(b).......   21.25      0.29           3.96        (0.30)     (0.04)      (1.97)          --         --          1.94
1997--Service
Shares(b).......   20.71      0.28           4.50        (0.28)     (0.07)      (1.97)          --         --          2.46
------------------------------------------------------------------------------------------------------------------------------
1996--Class A
Shares..........   15.80      0.33           4.75        (0.30)       --        (0.60)          --         --          4.18
------------------------------------------------------------------------------------------------------------------------------
1995--Class A
Shares..........   15.79      0.20(f)        0.30(f)     (0.20)     (0.07)      (0.33)          --        0.11(f)      0.01
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1994--Class A
Shares(b).......   14.18      0.15           1.68        (0.15)     (0.01)      (0.06)          --         --          1.61
                                                                                                RATIOS ASSUMING
                                                                                              NO VOLUNTARY WAIVER
                                                                                                  OF FEES OR
                                                                                              EXPENSE LIMITATIONS
                                                                                           --------------------------
                                                                                 RATIO
                                                                                OF NET                      RATIO
                                                        NET        RATIO      INVESTMENT                   OF NET
                 NET ASSET                           ASSETS AT    OF NET     INCOME (LOSS)    RATIO      INVESTMENT
                  VALUE,                PORTFOLIO      END OF   EXPENSES TO   TO AVERAGE   OF EXPENSES  INCOME (LOSS)
                  END OF     TOTAL      TURNOVER       PERIOD   AVERAGE NET       NET      TO AVERAGE    TO AVERAGE
                  PERIOD   RETURN(A)      RATE       (IN 000S)    ASSETS        ASSETS     NET ASSETS    NET ASSETS
                 --------- ------------ ------------ ---------- ------------ ------------- ------------ -------------
------------------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31 (UNAUDITED),
---------------------------------------------
1998--Class A
Shares..........  $25.53     (1.26)%(d)   37.78%(d)  $1,356,662    1.22%(c)       0.64%(c)    1.38%(c)       0.48%(c)
1998--Class B
Shares..........   25.32     (1.59)(d)    37.78(d)      416,520    1.88(c)       (0.03)(c)    1.88(c)       (0.03)(c)
1998--Class C
Shares..........   25.27     (1.63)(d)    37.78(d)       63,080    1.88(c)       (0.03)(c)    1.88(c)       (0.03)(c)
1998--
Institutional
Shares..........   25.55     (1.07)(d)    37.78(d)      192,094    0.80(c)        1.06(c)     0.80(c)        1.06(c)
1998--Service
Shares..........   25.53     (1.26)(d)    37.78(d)       12,338    1.30(c)        0.57(c)     1.30(c)        0.57(c)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares..........   25.93     23.71        61.95       1,216,582    1.25           0.43        1.42           0.26
1998--Class B
Shares..........   25.73     22.87        61.95         307,815    1.94          (0.35)       1.94          (0.35)
1998--Class C
Shares(b).......   25.70      0.51(d)     61.95          31,686    1.99(c)       (0.48)(c)    1.99(c)       (0.48)(c)
1998--
Institutional
Shares..........   25.95     24.24        61.95          36.225    0.83           0.76        0.83           0.76
1998--Service
Shares..........   25.92     23.63        61.95           8,893    1.32           0.32        1.32           0.32
------------------------------------------------------------------------------------------------------------------------------
1997--Class A
Shares..........   23.18     28.42        53.03         615,103    1.22           1.60        1.43           1.39
1997--Class B
Shares(b).......   23.10     22.23(d)     53.03          17,346    1.93(c)        0.15(c)     1.93(c)        0.15(c)
1997--
Institutional
Shares(b).......   23.19     20.77(d)     53.03             193    0.82(c)        1.36(c)     0.82(c)        1.36(c)
1997--Service
Shares(b).......   23.17     23.87(d)     53.03           3,174    1.32(c)        0.94(c)     1.32(c)        0.94(c)
------------------------------------------------------------------------------------------------------------------------------
1996--Class A
Shares..........   19.98     32.45        57.93         436,757    1.20           1.67        1.45           1.42
------------------------------------------------------------------------------------------------------------------------------
1995--Class A
Shares..........   15.80      3.97        71.80         193,772    1.25           1.28        1.58           0.95
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1994--Class A
Shares(b).......   15.79     13.08(d)    102.23          41,528    1.25(c)        1.23(c)     3.24(c)       (0.76)(c)

-------------------------------------------------------------------------------
(a) Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
(b) Class A, Class B, Class C, Institutional and Service Share activity commenced on February 5, 1993, May 1, 1996, August 15, 1997, June 3, 1996 and March 6, 1996, respectively.
(c) Annualized.
(d) Not annualized.
(e) Includes the balancing effect of calculating per Share amounts.
(f) Calculated based on the average Shares outstanding methodology.

                                  INCOME FROM                       DISTRIBUTIONS TO
                           INVESTMENT OPERATIONS(E)                   SHAREHOLDERS
                           ------------------------- -----------------------------------------------
                                                                             FROM NET   IN EXCESS OF    NET
                                       NET REALIZED                          REALIZED   NET REALIZED INCREASE/   NET
                 NET ASSET    NET     AND UNREALIZED            IN EXCESS    GAIN ON      GAIN ON    (DECREASE) ASSET
                  VALUE,   INVESTMENT GAIN (LOSS) ON  FROM NET    OF NET    INVESTMENT   INVESTMENT    IN NET   VALUE,
                 BEGINNING   INCOME    INVESTMENTS   INVESTMENT INVESTMENT AND FUTURES  AND FUTURES    ASSET    END OF   TOTAL
                 OF PERIOD   (LOSS)    AND FUTURES     INCOME     INCOME   TRANSACTIONS TRANSACTIONS   VALUE    PERIOD RETURN(A)
                 --------- ---------- -------------- ---------- ---------- ------------ ------------ ---------- ------ ---------
                                                                                               CORE U.S. EQUITY FUND
----------------------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31 (UN-
AUDITED),
-------------------------------------
1998--Class A
Shares..........  $26.59     $0.03        $3.61        $  --      $   --      $  --        $   --      $3.64    $30.23   13.69%(d)
1998--Class B
Shares..........   26.32     (0.04)        3.58           --          --         --            --       3.54     29.86   13.45(d)
1998--Class C
Shares..........   26.24     (0.04)        3.56           --          --         --            --       3.52     29.76   13.41(d)
1998--Institu-
tional Shares...   26.79      0.10         3.66           --          --         --            --       3.76     30.55   14.04(d)
1998--Service
Shares..........   26.53      0.05         3.60           --          --         --            --       3.65     30.18   13.76(d)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares..........   23.32      0.11         5.63        (0.12)         --      (2.35)           --       3.27     26.59   24.96
1998--Class B
Shares..........   23.18      0.11         5.44           --       (0.06)     (2.00)        (0.35)      3.14     26.32   24.28
1998--Class C
Shares(b).......   27.48      0.03         1.22           --       (0.14)     (0.67)        (1.68)     (1.24)    26.24    4.85(d)
1998--Institu-
tional Shares...   23.44      0.30         5.65        (0.24)      (0.01)     (1.33)        (1.02)      3.35     26.79   25.76
1998--Service
Shares..........   23.27      0.19         5.57        (0.07)      (0.08)     (2.35)           --       3.26     26.53   25.11
----------------------------------------------------------------------------------------------------------------------------------
1997--Class A
Shares..........   19.66      0.16         4.46        (0.16)         --      (0.80)           --       3.66     23.32   23.75
1997--Class B
Shares(b).......   20.44      0.04         3.70        (0.04)      (0.16)     (0.80)           --       2.74     23.18   18.59(d)
1997--Institu-
tional Shares...   19.71      0.30         4.51        (0.28)         --      (0.80)           --       3.73     23.44   24.63
1997--Service
Shares(b).......   21.02      0.13         3.15        (0.13)      (0.10)     (0.80)           --       2.25     23.27   15.92(d)
----------------------------------------------------------------------------------------------------------------------------------
1996--Class A
Shares..........   14.61      0.19         5.43        (0.16)         --      (0.41)           --       5.05     19.66   38.63
1996--Institu-
tional
Shares(b).......   16.97      0.16         3.23        (0.24)         --      (0.41)           --       2.74     19.71   20.14(d)
----------------------------------------------------------------------------------------------------------------------------------
1995--Class A
Shares..........   15.93      0.20        (0.38)       (0.20)         --      (0.94)           --      (1.32)    14.61   (1.10)
----------------------------------------------------------------------------------------------------------------------------------
1994--Class A
Shares..........   15.46      0.17         2.08        (0.17)         --      (1.61)           --       0.47     15.93   15.12
----------------------------------------------------------------------------------------------------------------------------------
                                                                 RATIOS ASSUMING
                                                               NO VOLUNTARY WAIVER
                                                                   OF FEES OR
                                                               EXPENSE LIMITATIONS
                                                               -------------------------
                                       RATIO OF    RATIO OF                  RATIO OF
                                         NET         NET       RATIO OF        NET
                                NET    EXPENSES   INVESTMENT   EXPENSES     INVESTMENT
                             ASSETS AT    TO        INCOME        TO         INCOME
                 PORTFOLIO    END OF   AVERAGE    (LOSS) TO    AVERAGE      (LOSS) TO
                 TURNOVER     PERIOD     NET       AVERAGE       NET         AVERAGE
                   RATE      (IN 000S)  ASSETS    NET ASSETS    ASSETS      NET ASSETS
                 ----------- --------- ---------- ------------ ------------ ------------
----------------------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31 (UN-
AUDITED),
-------------------------------------
1998--Class A
Shares..........   22.52%(d) $527,753    1.26%(c)    0.23%(c)     1.43%(c)     0.06%(c)
1998--Class B
Shares..........   22.52(d)   102,565    1.76(c)    (0.29)(c)     1.93(c)     (0.46)(c)
1998--Class C
Shares..........   22.52(d)    15,316    1.76(c)    (0.32)(c)     1.93(c)     (0.49)(c)
1998--Institu-
tional Shares...   22.52(d)   298,853    0.65(c)     0.83(c)      0.82(c)      0.66(c)
1998--Service
Shares..........   22.52(d)    10,388    1.15(c)     0.33(c)      1.32(c)      0.16(c)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares..........   65.89      398,393    1.28        0.51         1.47         0.32
1998--Class B
Shares..........   65.89       59,208    1.79       (0.05)        1.96        (0.22)
1998--Class C
Shares(b).......   65.89        6,267    1.78(c)    (0.21)(c)  (c)1.95(c)     (0.38)(c)
1998--Institu-
tional Shares...   65.89      202,893    0.65        1.16         0.82         0.99
1998--Service
Shares..........   65.89        7,841    1.15        0.62         1.32         0.45
----------------------------------------------------------------------------------------------------------------------------------
1997--Class A
Shares..........   37.78      225,968    1.29        0.91         1.53         0.67
1997--Class B
Shares(b).......   37.28       17,258    1.83(c)     0.06(c)      2.00(c)     (0.11)(c)
1997--Institu-
tional Shares...   37.28      148,942    0.65        1.52         0.85         1.32
1997--Service
Shares(b).......   37.28        3,666    1.15(c)     0.69(c)      1.35(c)      0.49(c)
----------------------------------------------------------------------------------------------------------------------------------
1996--Class A
Shares..........   39.35      129,045    1.25        1.01         1.55         0.71
1996--Institu-
tional
Shares(b).......   39.35       64,829    0.65(c)     1.49(c)      0.96(c)      1.18(c)
----------------------------------------------------------------------------------------------------------------------------------
1995--Class A
Shares..........   56.18       94,968    1.38        1.33         1.63         1.08
----------------------------------------------------------------------------------------------------------------------------------
1994--Class A
Shares..........   87.73       92,769    1.42        0.92         1.67         0.67
----------------------------------------------------------------------------------------------------------------------------------

(a) Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
(b) Class B, Class C, Institutional and Service Share activity commenced on May 1, 1996, August 15, 1997, June 15, 1995 and June 7, 1996, respectively.
(c) Annualized.
(d) Not annualized.
(e) Includes the balancing effect of calculating per Share amounts.

                           INCOME FROM INVESTMENT
                               OPERATIONS(E)               DISTRIBUTIONS TO SHAREHOLDERS
                           ---------------------- -----------------------------------------------
                                          NET
                                       REALIZED
                                          AND                             FROM NET   IN EXCESS OF
                                      UNREALIZED                          REALIZED   NET REALIZED   NET     NET
                 NET ASSET    NET     GAIN (LOSS)            IN EXCESS    GAIN ON      GAIN ON    INCREASE ASSET
                  VALUE,   INVESTMENT     ON       FROM NET    OF NET    INVESTMENT   INVESTMENT   IN NET  VALUE,
                 BEGINNING   INCOME   INVESTMENTS INVESTMENT INVESTMENT AND FUTURES  AND FUTURES   ASSET   END OF
                 OF PERIOD   (LOSS)   AND FUTURES   INCOME     INCOME   TRANSACTIONS TRANSACTIONS  VALUE   PERIOD
                 --------- ---------- ----------- ---------- ---------- ------------ ------------ -------- ------
                                                                    CORE LARGE CAP GROWTH FUND
-----------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31 (UNAUDITED),
---------------------------------------------
1998--Class A
Shares..........  $11.97     $ 0.01      $1.97      $  --      $  --       $   --       $  --      $1.98   $13.95
1998--Class B
Shares..........   11.92      (0.02)      1.95         --         --           --          --       1.93    13.85
1998--Class C
Shares..........   11.93      (0.02)      1.93         --         --           --          --       1.91    13.84
1998--
Institutional
Shares..........   11.97       0.01       1.99         --         --           --          --       2.00    13.97
1998--Service
Shares..........   11.95         --       1.96         --         --           --          --       1.96    13.91
                                                                          RATIOS ASSUMING NO
                                                                          VOLUNTARY WAIVER OF
                                                                            FEES OR EXPENSE
                                                                              LIMITATIONS
                                                                          ------------------------
                                           NET    RATIO OF    RATIO OF
                                          ASSETS    NET         NET       RATIO OF    RATIO OF
                                          AT END  EXPENSES   INVESTMENT   EXPENSES      NET
                                            OF       TO        INCOME        TO      INVESTMENT
                             PORTFOLIO    PERIOD  AVERAGE    (LOSS) TO    AVERAGE     LOSS TO
                   TOTAL     TURNOVER      (IN      NET       AVERAGE       NET       AVERAGE
                 RETURN(A)     RATE       000S)    ASSETS    NET ASSETS    ASSETS    NET ASSETS
                 ----------- ----------- -------- ---------- ------------ ---------- -------------
-----------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31 (UNAUDITED),
---------------------------------------------
1998--Class A
Shares..........   16.54%(d)   45.79%(d) $116,939   0.90%(c)    0.19%(c)    1.61%(c)   (0.52)%(c)
1998--Class B
Shares..........   16.19(d)    45.79(d)    49,881   1.65(c)    (0.56)(c)    2.11(c)    (1.02)(c)
1998--Class C
Shares..........   16.01(d)    45.79(d)    15,724   1.65(c)    (0.57)(c)    2.11(c)    (1.03)(c)
1998--
Institutional
Shares..........   16.71(d)    45.79(d)   135,153   0.65(c)     0.42(c)     1.11(c)    (0.04)(c)
1998--Service
Shares..........   16.40(d)    45.79(d)       507   1.15(c)    (0.04)(c)    1.61(c)    (0.50)(c)
FOR THE PERIOD
ENDED JANUARY
31,
--------------
1998--Class A
Shares(b).......   10.00       0.01       2.35      (0.01)        --        (0.32)      (0.06)      1.97    11.97
1998--Class B
Shares(b).......   10.00      (0.03)      2.33         --         --        (0.18)      (0.20)      1.92    11.92
1998--Class C
Shares(b).......   11.80      (0.02)      0.54         --      (0.01)       (0.38)         --       0.13    11.93
1998--
Institutional
Shares(b).......   10.00       0.01       2.35      (0.01)        --        (0.19)      (0.19)      1.97    11.97
1998--Service
Shares(b).......   10.00      (0.02)      2.35         --         --        (0.08)      (0.30)      1.95    11.95
FOR THE PERIOD
ENDED JANUARY
31,
--------------
1998--Class A
Shares(b).......   23.79(d)    74.97(d)    53,786   0.91(c)     0.12(c)     2.40(c)    (1.37)(c)
1998--Class B
Shares(b).......   23.26(d)    74.97(d)    13,857   1.67(c)    (0.72)(c)    2.91(c)    (1.96)(c)
1998--Class C
Shares(b).......    4.56(d)    74.97(d)     4,132   1.68(c)    (0.76)(c)    2.92(c)    (2.00)(c)
1998--
Institutional
Shares(b).......   23.89(d)    74.97(d)     4,656   0.72(c)     0.42(c)     1.96(c)    (0.82)(c)
1998--Service
Shares(b).......   23.56(d)    74.97(d)       115   1.17(c)    (0.21)(c)    2.41(c)    (1.45)(c)

--------------------------------------------------------------------------------
(a) Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
(b) Class A, Class B, Institutional and Service Share activity commenced on May 1, 1997. Class C Share activity commenced on August 15, 1997.
(c) Annualized.
(d) Not annualized.
(e) Includes the balancing effect of calculating per Share amounts.

                                  INCOME FROM           DISTRIBUTIONS TO
                           INVESTMENT OPERATIONS(E)       SHAREHOLDERS
                           ------------------------- -----------------------
                                           NET
                                       REALIZED AND               FROM NET
                                        UNREALIZED                REALIZED
                 NET ASSET    NET     GAIN (LOSS) ON    FROM      GAIN ON        NET     NET ASSET
                  VALUE,   INVESTMENT INVESTMENT AND    NET      INVESTMENT   INCREASE    VALUE,               PORTFOLIO
                 BEGINNING   INCOME      FUTURES     INVESTMENT AND FUTURES    IN NET     END OF     TOTAL     TURNOVER
                 OF PERIOD   (LOSS)    TRANSACTIONS    INCOME   TRANSACTIONS ASSET VALUE  PERIOD   RETURN(A)     RATE
                 --------- ---------- -------------- ---------- ------------ ----------- --------- ---------   ---------
                                                                           CORE SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31 (UN-
AUDITED),
-------------------------------------
1998--Class A
Shares..........  $10.59     $   --       $0.11         $ --       $  --        $0.11     $10.70     1.04%(d)    16.06%(d)
1998--Class B
Shares..........   10.56      (0.03)       0.10           --          --         0.07      10.63     0.66(d)     16.06(d)
1998--Class C
Shares..........   10.57      (0.03)       0.10           --          --         0.07      10.64     0.66(d)     16.06(d)
1998--Institu-
tional Shares...   10.61       0.02        0.10           --          --         0.12      10.73     1.13(d)     16.06(d)
1998--Service
Shares..........   10.60      (0.01)       0.11           --          --         0.10      10.70     0.94(d)     16.06(d)
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1998--Class A
Shares(b).......   10.00      (0.01)       0.65           --       (0.05)        0.59      10.59     6.37(d)     37.65(d)
1998--Class B
Shares(b).......   10.00      (0.03)       0.64           --       (0.05)        0.56      10.56     6.07(d)     37.65(d)
1998--Class C
Shares(b).......   10.00      (0.02)       0.64           --       (0.05)        0.57      10.57     6.17(d)     37.65(d)
1998--Institu-
tional
Shares(b).......   10.00       0.01        0.65           --       (0.05)        0.61      10.61     6.57(d)     37.65(d)
1998--Service
Shares(b).......   10.00       0.01        0.64           --       (0.05)        0.60      10.60     6.47(d)     37.65(d)
                                                        RATIOS ASSUMING NO
                                                     VOLUNTARY WAIVER OF FEES
                                                      OR EXPENSE LIMITATIONS
                                                     ---------------------------
                                                                      RATIO
                    NET      RATIO     RATIO OF NET                  OF NET
                 ASSETS AT   OF NET     INVESTMENT    RATIO OF     INVESTMENT
                  END OF    EXPENSES   INCOME (LOSS) EXPENSES TO  INCOME (LOSS)
                  PERIOD   TO AVERAGE   TO AVERAGE   AVERAGE NET   TO AVERAGE
                 (IN 000S) NET ASSETS   NET ASSETS     ASSETS      NET ASSETS
                 --------- ----------- ------------- ------------ --------------
--------------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31 (UN-
AUDITED),
-------------------------------------
1998--Class A
Shares..........  $20,989     1.25%(c)      0.07%(c)    2.14%(c)      (0.82)%(c)
1998--Class B
Shares..........   14,843     1.95(c)      (0.62)(c)    2.64(c)       (1.31)(c)
1998--Class C
Shares..........    4,433     1.95(c)      (0.62)(c)    2.64(c)       (1.31)(c)
1998--Institu-
tional Shares...   44,614     0.95(c)       0.46 (c)    1.64(c)       (0.23)(c)
1998--Service
Shares..........       22     1.45(c)      (0.40)(c)    2.14(c)       (1.09)(c)
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1998--Class A
Shares(b).......   11,118     1.25(c)      (0.36)(c)    3.92(c)       (3.03)(c)
1998--Class B
Shares(b).......    9,957     1.95(c)      (1.04)(c)    4.37(c)       (3.46)(c)
1998--Class C
Shares(b).......    2,557     1.95(c)      (1.07)(c)    4.37(c)       (3.49)(c)
1998--Institu-
tional
Shares(b).......    9,026     0.95(c)       0.15 (c)    3.37(c)       (2.27)(c)
1998--Service
Shares(b).......        2     1.45(c)       0.40 (c)    3.87(c)       (2.02)(c)

--------------------------------------------------------------------------------
(a) Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
(b) Commenced operations on August 15, 1997.
(c) Annualized.
(d) Not annualized.
(e) Includes the balancing effect of calculating per Share amounts.

                                       INCOME FROM
                                 INVESTMENT OPERATIONS(E)           DISTRIBUTIONS TO SHAREHOLDERS
                           ------------------------------------ -------------------------------------
                                                                                          IN EXCESS
                                           NET                                              OF NET
                 NET ASSET    NET      REALIZED AND             IN EXCESS    FROM NET      REALIZED   NET INCREASE
                  VALUE,   INVESTMENT   UNREALIZED    FROM NET    OF NET   REALIZED GAIN   GAIN ON     (DECREASE)  NET ASSET
                 BEGINNING   INCOME   GAIN (LOSS) ON INVESTMENT INVESTMENT ON INVESTMENT  INVESTMENT  IN NET ASSET VALUE, END
                 OF PERIOD   (LOSS)    INVESTMENTS     INCOME     INCOME   TRANSACTIONS  TRANSACTIONS    VALUE     OF PERIOD
                 --------- ---------- -------------- ---------- ---------- ------------- ------------ ------------ ----------
                                                                                                    CAPITAL GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31 (UN-
AUDITED),
-------------------------------------
1998--Class A
Shares..........  $18.48     $(0.01)      $3.32        $  --      $  --        $  --        $   --        $3.31      $21.79
1998--Class B
Shares..........   18.27      (0.06)       3.26           --         --           --            --         3.20       21.47
1998--Class C
Shares..........   18.24      (0.05)       3.23           --         --           --            --         3.18       21.42
1998--Institu-
tional Shares...   18.45       0.01        3.32           --         --           --            --         3.33       21.78
1998--Service
Shares..........   18.46      (0.02)       3.30           --         --           --            --         3.28       21.74
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares..........   16.73       0.02        4.78        (0.01)     (0.01)       (3.03)           --         1.75       18.48
1998--Class B
Shares..........   16.67       0.02        4.61           --         --        (1.20)        (1.83)        1.60       18.27
1998--Class C
Shares(b).......   19.73      (0.02)       1.60           --      (0.04)       (0.47)        (2.56)       (1.49)      18.24
1998--Institu-
tional
Shares(b).......   19.88       0.02        1.66        (0.01)     (0.07)       (0.41)        (2.62)       (1.43)      18.45
1998--Service
Shares(b).......   19.88      (0.01)       1.66           --      (0.04)       (0.76)        (2.27)       (1.42)      18.46
-----------------------------------------------------------------------------------------------------------------------------
1997--Class A
Shares..........   14.91       0.10        3.56        (0.10)     (0.02)       (1.72)           --         1.82       16.73
1997--Class B
Shares(b).......   15.67       0.01        2.81        (0.01)     (0.09)       (1.72)           --         1.00       16.67
-----------------------------------------------------------------------------------------------------------------------------
1996--Class A
Shares..........   13.67       0.12        3.93        (0.12)        --        (2.69)           --         1.24       14.91
-----------------------------------------------------------------------------------------------------------------------------
1995--Class A
Shares..........   15.96       0.03       (0.69)       (0.01)        --        (1.62)           --        (2.29)      13.67
-----------------------------------------------------------------------------------------------------------------------------
1994--Class A
Shares..........   14.64       0.02        2.40        (0.01)     (0.02)       (1.07)           --         1.32       15.96
-----------------------------------------------------------------------------------------------------------------------------
                                                                                      RATIOS ASSUMING
                                                                                    NO VOLUNTARY WAIVER
                                                                                          OF FEES
                                                                                 ---------------------------
                                                                    RATIO OF                  RATIO OF NET
                                         NET ASSETS   RATIO OF   NET INVESTMENT   RATIO OF     INVESTMENT
                             PORTFOLIO   AT END OF  NET EXPENSES INCOME (LOSS)   EXPENSES TO  INCOME (LOSS)
                   TOTAL     TURNOVER      PERIOD    TO AVERAGE    TO AVERAGE    AVERAGE NET   TO AVERAGE
                 RETURN(A)     RATE      (IN 000S)   NET ASSETS    NET ASSETS      ASSETS      NET ASSETS
                 ----------- ----------- ---------- ------------ --------------- ------------ --------------
-----------------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31 (UN-
AUDITED),
-------------------------------------
1998--Class A
Shares..........   17.91%(d)   10.02%(d) $1,639,118     1.39%(c)     (0.12)%(c)     1.64%(c)      (0.37)%(c)
1998--Class B
Shares..........   17.52(d)    10.02(d)     125,092     2.14(c)      (0.92)(c)      2.14(c)       (0.92)(c)
1998--Class C
Shares..........   17.43(d)    10.02(d)      27,385     2.14(c)      (0.94)(c)      2.14(c)       (0.94)(c)
1998--Institu-
tional Shares...   18.05(d)    10.02(d)      15,248     1.10(c)       0.11 (c)      1.10(c)        0.11 (c)
1998--Service
Shares..........   17.77(d)    10.02(d)       1,222     1.60(c)      (0.44)(c)      1.60(c)       (0.44)(c)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares..........   29.71       61.50      1,256,595     1.40          0.08          1.65          (0.17)
1998--Class B
Shares..........   28.73       61.50         40,827     2.18         (0.77)         2.18          (0.77)
1998--Class C
Shares(b).......    8.83(d)    61.50          5,395     2.21(c)      (0.86)(c)      2.21(c)       (0.86)(c)
1998--Institu-
tional
Shares(b).......    9.31(d)    61.50          7,262     1.16(c)       0.18 (c)      1.16(c)        0.18 (c)
1998--Service
Shares(b).......    9.18(d)    61.50              2     1.50(c)      (0.16)(c)      1.50(c)       (0.16)(c)
-----------------------------------------------------------------------------------------------------------------------------
1997--Class A
Shares..........   25.97       52.92        920,646     1.40          0.62          1.65           0.37
1997--Class B
Shares(b).......   19.39(d)    52.92          3,221     2.15(c)      (0.39)(c)      2.15(c)       (0.39)(c)
-----------------------------------------------------------------------------------------------------------------------------
1996--Class A
Shares..........   30.45       63.90        881,056     1.36          0.65          1.61           0.40
-----------------------------------------------------------------------------------------------------------------------------
1995--Class A
Shares..........   (4.38)      38.36        862,105     1.38          0.16          1.63          (0.09)
-----------------------------------------------------------------------------------------------------------------------------
1994--Class A
Shares..........   16.89       36.12        833,682     1.38          0.13          1.63          (0.12)
-----------------------------------------------------------------------------------------------------------------------------

(a) Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
(b) Class B, Class C, Institutional and Service Share activity commenced on May 1, 1996, August 15, 1997, August 15, 1997 and August 15, 1997,
    respectively.
(c) Annualized.
(d) Not annualized.
(e) Includes the balancing effect of calculating per Share amounts.

                                     INCOME FROM
                              INVESTMENT OPERATIONS(E)             DISTRIBUTIONS TO SHAREHOLDERS
                           ------------------------------- ---------------------------------------------
                                          NET REALIZED
                                         AND UNREALIZED                                          NET
                                         GAIN (LOSS) ON                            FROM NET    INCREASE   NET
                 NET ASSET    NET         INVESTMENTS,                IN EXCESS    REALIZED   (DECREASE) ASSET
                  VALUE,   INVESTMENT     OPTIONS AND       FROM NET    OF NET     GAIN ON      IN NET   VALUE,
                 BEGINNING   INCOME     FOREIGN CURRENCY   INVESTMENT INVESTMENT  INVESTMENT    ASSET    END OF   TOTAL
                 OF PERIOD   (LOSS)   RELATED TRANSACTIONS   INCOME     INCOME   TRANSACTIONS   VALUE    PERIOD RETURN(A)
                 --------- ---------- -------------------- ---------- ---------- ------------ ---------- ------ ---------
                                                                                   MID CAP EQUITY FUND
----------------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31 (UN-
AUDITED),
-------------------------------------
1998--Class A
Shares..........  $21.61     $0.03           $(0.79)         $ --       $ --        $ --        $(0.76)  $20.85   (3.52)%(d)
1998--Class B
Shares..........   21.57     (0.02)           (0.78)           --         --          --         (0.80)   20.77   (3.71)(d)
1998--Class C
Shares..........   21.59     (0.02)           (0.79)           --         --          --         (0.81)   20.78   (3.75)(d)
1998--Institu-
tional Shares...   21.65      0.09            (0.80)           --         --          --         (0.71)   20.94   (3.28)(d)
1998--Service
Shares..........   21.62       --             (0.75)           --         --          --         (0.75)   20.87   (3.47)(d)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares(b).......   23.63      0.09             0.76          (0.06)     (0.04)      (2.77)       (2.02)   21.61    3.42(d)
1998--Class B
Shares(b).......   23.63      0.06             0.74          (0.09)       --        (2.77)       (2.06)   21.57    3.17(d)
1998--Class C
Shares(b).......   23.63      0.06             0.76          (0.09)       --        (2.77)       (2.04)   21.59    3.27(d)
1998--Institu-
tional Shares...   18.73      0.16             5.66          (0.13)       --        (2.77)        2.92    21.65   30.86
1998--Service
Shares(b).......   23.01      0.09             1.40          (0.11)       --        (2.77)       (1.39)   21.62    6.30(d)
----------------------------------------------------------------------------------------------------------------------------
1997--Institu-
tional Shares...   15.91      0.24             3.77          (0.24)     (0.93)      (0.02)        2.82    18.73   25.63
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1996--Institu-
tional
Shares(b).......   15.00      0.13             0.90          (0.12)       --          --          0.91    15.91    6.89(d)
                                                                  RATIOS ASSUMING NO
                                                                 EXPENSE LIMITATIONS
                                                                ------------------------
                                        RATIO OF    RATIO OF
                                          NET         NET       RATIO OF     RATIO OF
                                        EXPENSES   INVESTMENT   EXPENSES        NET
                             NET ASSETS    TO        INCOME        TO       INVESTMENT
                 PORTFOLIO   AT END OF  AVERAGE    (LOSS) TO    AVERAGE    INCOME (LOSS)
                 TURNOVER      PERIOD     NET       AVERAGE       NET       TO AVERAGE
                   RATE      (IN 000S)   ASSETS    NET ASSETS    ASSETS     NET ASSETS
                 ----------- ---------- ---------- ------------ ---------- -------------
                                                                                   MID CAP EQUITY FUND
----------------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31 (UN-
AUDITED),
-------------------------------------
1998--Class A
Shares..........   27.55%(d)  $118,663    1.35%(c)    0.28%(c)    1.47%(c)      0.16%(c)
1998--Class B
Shares..........   27.55(d)     46,268    1.85(c)    (0.21)(c)    1.97(c)      (0.33)(c)
1998--Class C
Shares..........   27.55(d)     12,615    1.85(c)    (0.21)(c)    1.97(c)      (0.33)(c)
1998--Institu-
tional Shares...   27.55(d)    230,251    0.85(c)     0.79 (c)    0.97(c)       0.67 (c)
1998--Service
Shares..........   27.55(d)         83    1.35(c)     0.18 (c)    1.47(c)       0.06 (c)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares(b).......   62.60        90,588    1.35(c)     0.33 (c)    1.47(c)       0.21 (c)
1998--Class B
Shares(b).......   62.60        28,743    1.85(c)    (0.20)(c)    1.97(c)      (0.32)(c)
1998--Class C
Shares(b).......   62.60         6,445    1.85(c)    (0.23)(c)    1.97(c)      (0.35)(c)
1998--Institu-
tional Shares...   62.60       236,440    0.85        0.78        0.97          0.66
1998--Service
Shares(b).......   62.60             8    1.35(c)     0.63(c)     1.43(c)       0.51(c)
----------------------------------------------------------------------------------------------------------------------------
1997--Institu-
tional Shares...   74.03       145,253    0.85        1.35        0.91          1.29
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1996--Institu-
tional
Shares(b).......   58.77(d)    135,671    0.85(c)     1.67(c)     0.98(c)       1.54(c)

-------------------------------------------------------------------------------
(a) Assumes Investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
(b) Class A, Class B, Class C, Institutional and Service Share activity commenced on August 15, 1997, August 15, 1997, August 15, 1997, August 1, 1995 and July 18, 1997, respectively.
(c) Annualized.
(d) Not annualized.
(e) Includes the balancing effect of calculating per Share amounts.

                                 INCOME (LOSS) FROM
                              INVESTMENT OPERATIONS(E)         DISTRIBUTIONS TO SHAREHOLDERS
                           ------------------------------- -------------------------------------
                                                                          FROM NET
                                          NET REALIZED                 REALIZED GAIN
                 NET ASSET    NET        AND UNREALIZED       FROM     ON INVESTMENT, IN EXCESS  NET INCREASE
                  VALUE,   INVESTMENT    GAIN (LOSS) ON        NET      OPTIONS AND     OF NET    (DECREASE)  NET ASSET
                 BEGINNING   INCOME      INVESTMENT AND    INVESTMENT,    FUTURES     INVESTMENT IN NET ASSET VALUE, END
                 OF PERIOD   (LOSS)   OPTIONS TRANSACTIONS   INCOME     TRANSACTIONS    INCOME      VALUE     OF PERIOD
                 --------- ---------- -------------------- ----------- -------------- ---------- ------------ ----------
                                                                                     SMALL CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31 (UNAUDITED),
---------------------------------------------
1998--Class A
Shares..........  $24.05     $(0.02)         $(0.17)         $  --         $  --        $  --       $(0.19)     $23.86
1998--Class B
Shares..........   23.73      (0.11)          (0.17)            --            --           --        (0.28)      23.45
1998--Class C
Shares..........   23.73      (0.09)          (0.19)            --            --           --        (0.28)      23.45
1998--Institu-
tional Shares...   24.09       0.03           (0.18)            --            --           --        (0.15)      23.94
1998--Service
Shares..........   24.05        --            (0.19)            --            --           --        (0.19)      23.86
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares..........   20.91       0.14            5.33             --          (2.33)         --         3.14       24.05
1998--Class B
Shares..........   20.80      (0.01)           5.27             --          (2.33)         --         2.93       23.73
1998--Class C
Shares(b).......   24.69      (0.06)           1.43             --          (1.99)       (0.34)      (0.96)      23.73
1998--Institu-
tional
Shares(b).......   24.91       0.03            1.48             --          (2.05)       (0.28)      (0.82)      24.09
1998--Service
Shares(b).......   24.91      (0.01)           1.48             --          (2.02)       (0.31)      (0.86)      24.05
------------------------------------------------------------------------------------------------------------------------
1997--Class A
Shares..........   17.29      (0.21)           4.92             --          (1.09)         --         3.62       20.91
1997--Class B
Shares(b).......   20.79      (0.11)           1.21             --          (1.09)         --         0.01       20.80
------------------------------------------------------------------------------------------------------------------------
1996--Class A
Shares..........   16.14      (0.23)           1.39             --          (0.01)         --         1.15       17.29
------------------------------------------------------------------------------------------------------------------------
1995--Class A
Shares..........   20.67      (0.07)          (3.53)            --          (0.69)       (0.24)      (4.53)      16.14
------------------------------------------------------------------------------------------------------------------------
1994--Class A
Shares..........   16.68      (0.04)           5.03             --          (1.00)         --         3.99       20.67
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1993--Class A
Shares(b).......   14.18       0.03            2.50           (0.03)          --           --         2.50       16.68
                                                                                        RATIOS ASSUMING NO
                                                                                         VOLUNTARY WAIVER
                                                                                             OF FEES
                                                                                    ----------------------------
                                                                       RATIO OF                     RATIO OF
                                           NET ASSETS   RATIO OF    NET INVESTMENT   RATIO OF    NET INVESTMENT
                               PORTFOLIO   AT END OF  NET EXPENSES INCOME (LOSS) TO EXPENSES TO  INCOME (LOSS)
                   TOTAL       TURNOVER      PERIOD    TO AVERAGE    AVERAGE NET      AVERAGE    TO AVERAGE NET
                 RETURN(A)       RATE      (IN 000S)   NET ASSETS       ASSETS      NET ASSETS       ASSETS
                 ------------- ----------- ---------- ------------ ---------------- ------------ ---------------
------------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31 (UNAUDITED),
---------------------------------------------
1998--Class A
Shares..........   (0.79)%(d)    46.40%(d)  $402,797      1.50%(c)      (0.16)%(c)     1.75%(c)      (0.41)%(c)
1998--Class B
Shares..........   (1.18)(d)     46.40(d)     54,241      2.25(c)       (0.90)(c)      2.25(c)       (0.90)(c)
1998--Class C
Shares..........   (1.18)(d)     46.40(d)      9,308      2.25(c)       (0.88)(c)      2.25(c)       (0.88)(c)
1998--Institu-
tional Shares...   (0.62)(d)     46.40(d)     18,197      1.15(c)        0.21(c)       1.15(c)        0.21(c)
1998--Service
Shares..........   (0.79)(d)     46.40(d)         76      1.65(c)       (0.09)(c)      1.65(c)       (0.09)(c)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares..........   26.17         84.81       370,246      1.54          (0.28)         1.76          (0.50)
1998--Class B
Shares..........   25.29         84.81        42,677      2.29          (0.92)         2.29          (0.92)
1998--Class C
Shares(b).......    5.51(d)      84.81         5,604      2.09(c)       (0.79)(c)      2.09(c)       (0.79)(c)
1998--Institu-
tional
Shares(b).......    6.08(d)      84.81        14,626      1.16(c)        0.27(c)       1.16(c)        0.27(c)
1998--Service
Shares(b).......    5.91(d)      84.81             2      1.45(c)       (0.07)(c)      1.45(c)       (0.07)(c)
------------------------------------------------------------------------------------------------------------------------
1997--Class A
Shares..........   27.28         99.46       212,061      1.60          (0.72)         1.85          (0.97)
1997--Class B
Shares(b).......    5.39(d)      99.46         3,674      2.35(c)       (1.63)(c)      2.35(c)       (1.63)(c)
------------------------------------------------------------------------------------------------------------------------
1996--Class A
Shares..........    7.20         57.58       204,994      1.41          (0.59)         1.66          (0.84)
------------------------------------------------------------------------------------------------------------------------
1995--Class A
Shares..........  (17.53)        43.67       319,487      1.53          (0.53)         1.78          (0.78)
------------------------------------------------------------------------------------------------------------------------
1994--Class A
Shares..........   30.13         56.81       261,074      1.60          (0.45)         1.85          (0.70)
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1993--Class A
Shares(b).......   17.86(d)       7.12        59,339      1.65(c)        0.62(c)       2.70(c)       (0.43)(c)

--------------------------------------------------------------------------------
(a) Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
(b) Class A, Class B, Class C, Institutional and Service Share activity commenced on October 22, 1992, May 1, 1996, August 15, 1997, August 15,
    1997 and August 15, 1997, respectively.
(c) Annualized.
(d) Not annualized.
(e) Includes the balancing effect of calculating per Share amounts.

                      INVESTMENT OBJECTIVES AND POLICIES


  The investment objectives and principal investment policies of each Fund are described below. Other investment practices and management techniques, which involve certain risks are described under "Description of Securities," "Risk Factors" and "Investment Techniques." There can be no assurance that a Fund's investment objectives will be achieved.

  The Investment Adviser may purchase for the Funds common stocks, preferred stocks, interests in real estate investment trusts, convertible debt obligations, convertible preferred stocks, equity interests in trusts, partnerships, joint ventures, limited liability companies and similar enterprises, warrants and stock purchase rights ("equity securities"). In choosing a Fund's securities, the Investment Adviser utilizes first-hand fundamental research, including visiting company facilities to assess operations and to meet decision-makers. The Investment Adviser may also use macro analysis of numerous economic and valuation variables to anticipate changes in company earnings and the overall investment climate. The Investment Adviser is able to draw on the research and market expertise of the Goldman Sachs Global Investment Research Department and other affiliates of the Investment Adviser, as well as information provided by other securities dealers. Equity securities in a Fund's portfolio will generally be sold when the Investment Adviser believes that the market price fully reflects or exceeds the securities' fundamental valuation or when other more attractive investments are identified.

  Value Style Funds. The Growth and Income, Mid Cap Equity, Small Cap Value Funds and a portion of the equity component of the Balanced Fund are managed using a value oriented approach. The Investment Adviser evaluates securities using fundamental analysis and intends to purchase equity securities that are, in its view, underpriced relative to a combination of such companies' long-term earnings prospects, growth rate, free cash flow and/or dividend-paying ability. Consideration will be given to the business quality of the issuer. Factors positively affecting the Investment Adviser's view of that quality include the competitiveness and degree of regulation in the markets in which the company operates, the existence of a management team with a record of success, the position of the company in the markets in which it operates, the level of the company's financial leverage and the sustainable return on capital invested in the business. The Funds may also purchase securities of companies that have experienced difficulties and that, in the opinion of the Investment Adviser, are available at attractive prices.

  Growth Style Funds. The Capital Growth Fund and a portion of the equity component of the Balanced Fund are managed using a growth equity oriented approach. Equity securities for these Funds is selected based on their prospects for above average growth. The Investment Adviser will select securities of growth companies trading, in the Investment Adviser's opinion, at a reasonable price relative to other industries, competitors and historical price/earnings multiples. The Funds generally will invest in companies whose earnings are believed to be in a relatively strong growth trend, or, to a lesser extent, in companies in which significant further growth is not anticipated but whose market value per share is thought to be undervalued. In order to determine whether a security has favorable growth prospects, the Investment Adviser ordinarily looks for one or more of the following characteristics in relation to the security's prevailing price: prospects for above average sales and earnings growth per share; high return on invested capital; free cash flow generation; sound balance sheet, financial and accounting policies, and overall financial strength; strong competitive advantages; effective research, product development, and marketing; pricing flexibility; strength of management; and general operating characteristics that will enable the company to compete successfully in its marketplace.

  Quantitative Style Funds. The CORE Large Cap Value, CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds (the "CORE Funds") are managed using both quantitative and fundamental techniques. CORE is an acronym for "Computer-Optimized, Research-Enhanced," which reflects the CORE Funds' investment process. This investment process and the proprietary multifactor model used to implement it are discussed below.

  Investment Process. The Investment Adviser begins with a broad universe of U.S. equity securities for the CORE Funds. As described more fully below, the Investment Adviser uses a proprietary multifactor model (the "Multifactor Model") to forecast the returns of different markets and individual securities. In the case of an equity security followed by the Goldman Sachs Global Investment Research Department (the "Research Department"), a rating is assigned based upon the Research Department's evaluation. In the discretion of the Investment Adviser, ratings may also be assigned to equity securities based on research ratings obtained from other industry sources.

  In building a diversified portfolio for each CORE Fund, the Investment Adviser utilizes optimization techniques to seek to maximize the Fund's expected return, while maintaining a risk profile similar to the Fund's benchmark. Each portfolio is primarily comprised of securities rated highest by the foregoing investment process and has risk characteristics and industry weightings similar to the relevant Fund's benchmark.

  Multifactor Model. The Multifactor Model is a rigorous computerized rating system for forecasting the returns of different equity markets and individual equity securities according to fundamental investment characteristics. The CORE Funds use the Multifactor Model to forecast the returns of securities held in each Fund's portfolio. The Multifactor Model incorporates common variables covering measures of value, growth, momentum and risk (e.g., book/price ratio, earnings/price ratio, price momentum, price volatility, consensus growth forecasts, earnings estimate revisions and earnings stability). All of the factors used in the Multifactor Model have been shown to significantly impact the performance of the securities and markets they were designed to forecast.

  The weightings assigned to the factors in the Multifactor Model used by the CORE Funds are derived using a statistical formulation that considers each factor's historical performance in different market environments. As such, the Multifactor Model is designed to evaluate each security using only the factors that are statistically related to returns in the anticipated market environment. Because it includes many disparate factors, the Investment Adviser believes that the Multifactor Model is broader in scope and provides a more thorough evaluation than most conventional, quantitative models. Securities and markets ranked highest by the Multifactor Model do not have one dominant investment characteristic; rather, they possess an attractive combination of investment characteristics.

  Research Department. In assigning ratings to equity securities, the Research Department uses a four category rating system ranging from "recommended for purchase" to "likely to underperform." The ratings reflect the analyst's judgment as to the investment results of a specific security and incorporate economic outlook, valuation, risk and a variety of other factors.

  By employing both a quantitative (i.e., the Multifactor Model) and a qualitative (i.e., research enhanced) method of selecting securities, the CORE Funds seek to capitalize on the strengths of each discipline.

 BALANCED FUND


  Objective. The Fund's investment objective is to provide investors with long-term capital growth and current income. The Fund seeks capital appreciation primarily through the equity component of its portfolio while investing in fixed-income securities primarily to provide income for regular quarterly dividends.

  Primary Investment Focus. The Fund invests, under normal circumstances, between 45% and 65% of its total assets in equity securities. The Fund also invests at least 25% of its total assets in fixed-income senior securities and the remainder of its assets in other fixed-income securities and cash. The percentage of the portfolio invested in equity and fixed-income securities will vary from time to time as the Investment Adviser evaluates their relative attractiveness based on market valuations, economic growth and inflation prospects. This allocation is subject to the Fund's intention to pay regular quarterly dividends. The amount of quarterly dividends can also be expected to fluctuate in accordance with factors such as prevailing interest rates and the percentage of the Fund's assets invested in fixed-income securities.

  Other. Although the Fund's equity investments consist primarily of publicly traded U.S. securities, the Fund may invest up to 10% of its total assets in the equity securities of foreign issuers, including issuers in Emerging Countries and equity securities quoted in foreign currencies. A portion of the Fund's portfolio of equity securities may be selected primarily to provide current income. Equity securities selected to provide current income may include interests in real estate investment trusts, convertible securities, preferred stocks, utility stocks and interests in limited partnerships.

  The Fund's fixed-income securities primarily include securities issued by the U.S. Government, its agencies, instrumentalities or sponsored enterprises, corporations or other entities, mortgage-backed and asset-backed securities, municipal securities and custodial receipts. The Fund may also invest in debt obligations (U.S. dollar and non-U.S. dollar denominated) issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities and foreign corporations or other entities. Such securities are collectively referred to herein as "fixed-income securities." The Fund's investments in fixed-income securities that are issued by foreign issuers, including issuers in Emerging Countries, may not exceed 10% of the Fund's total assets. The Fund may employ certain currency techniques to seek to hedge against currency exchange rate fluctuations or to seek to increase total return. When used to seek to enhance return, these management techniques are considered speculative. Such currency management techniques involve risks different from those associated with investing solely in securities of U.S. issuers quoted in U.S. dollars. See "Description of Securities," "Investment Techniques" and "Risk Factors."

 GROWTH AND INCOME FUND


  Objectives. The Fund's investment objectives are to provide investors with long-term growth of capital and growth of income.

  Primary Investment Focus. The Fund invests, under normal circumstances, at least 65% of its total assets in equity securities that the Investment Adviser considers to have favorable prospects for capital appreciation and/or dividend-paying ability.

  Other. The Fund may invest up to 35% of its total assets in fixed-income securities that, in the opinion of the Investment Adviser, offer the potential to further the Fund's investment objectives. In addition, although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its total assets in foreign securities, including securities of issuers in Emerging Countries and securities quoted in foreign currencies.

 CORE LARGE CAP VALUE FUND


  Objective. The Fund's investment objective is to provide investors with long-term growth of capital and dividend income. The Fund seeks to achieve its objective through a broadly diversified portfolio of equity securities of large cap U.S. issuers that are selling at low to modest valuations relative to general market measures such as earnings, book value and other fundamental accounting measures, and that are expected to have favorable prospects for capital appreciation and/or dividend-paying ability.

  Primary Investment Focus. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities of U.S. issuers, including certain foreign issuers that are traded in the United States. The Fund's investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the Russell 1000 Value Index. The Fund seeks a portfolio comprised of companies with above average capitalizations and low to moderate valuations as measured by price/earnings ratios, book value and other fundamental accounting measures. The Fund's investments in fixed-income securities are limited to securities that are considered cash equivalents.

  For a description of the investment process of the Fund, see "Investment Objectives and Policies--Quantitative Style Funds."

 CORE U.S. EQUITY FUND (FORMERLY, THE "SELECT EQUITY FUND")


  Objective. The Fund's investment objective is to provide investors with long-term growth of capital and dividend income. The Fund seeks to achieve its objective through a broadly diversified portfolio of large cap and blue chip equity securities representing all major sectors of the U.S. economy.

  Primary Investment Focus. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities of U.S. issuers, including certain foreign issuers that are traded in the United States. The Fund's investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the S&P 500 Index. The Fund seeks a broad representation in most major sectors of the U.S. economy and a portfolio comprised of companies with average long-term earnings growth expectations and dividend yields. The Fund's investments in fixed-income securities are limited to securities that are considered cash equivalents.

  For a description of the investment process of the Fund, see "Investment Objectives and Policies--Quantitative Style Funds."

 CORE LARGE CAP GROWTH FUND


  Objective. The Fund's investment objective is to provide investors with long-term growth of capital. The Fund seeks to achieve its objective through a broadly diversified portfolio of equity securities of large cap U.S. issuers that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary consideration.

  Primary Investment Focus. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities of U.S. issuers, including certain foreign issuers that are traded in the United States. The Investment Adviser emphasizes a company's growth prospects in analyzing equity securities to be purchased by the Fund. The Fund's investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the Russell 1000 Growth Index. The Fund seeks a portfolio comprised of companies with above average capitalizations and earnings growth expectations and below average dividend yields. The Fund's investments in fixed-income securities are limited to securities that are considered cash equivalents.

  For a description of the investment process of the Fund, see "Investment Objectives and Policies--Quantitative Style Funds."

 CORE SMALL CAP EQUITY FUND


  Objective. The Fund's investment objective is to provide investors with long-term growth of capital. The Fund seeks to achieve its objective through a broadly diversified portfolio of equity securities of U.S. issuers which are included in the Russell 2000 Index at the time of investment.

   Primary Investment Focus. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities of U.S. issuers, including certain foreign issuers that are traded in the United States. The Fund's investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the Russell 2000 Index. The Fund seeks a portfolio comprised of companies with small market capitalizations, strong expected earnings growth and momentum, and better valuation and risk characteristics than the Russell 2000 Index. The Fund's investments in fixed-income securities are limited to securities that are considered cash equivalents.

  The Investment Adviser believes that companies in which the Fund may invest offer greater opportunity for growth of capital than larger, more mature, better known companies. Investments in small market capitalization issuers involve special risks. See "Description of Securities" and "Risk Factors." If the issuer of a portfolio security held by the Fund is no longer included in the Russell 2000 Index, the Fund may, but is not required to, sell the security.

  For a description of the investment process of the Fund, see "Investment Objectives and Policies--Quantitative Style Funds."

 CAPITAL GROWTH FUND


  Objective. The Fund's investment objective is to provide investors with long-term growth of capital.

  Primary Investment Focus. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity securities that are considered by the Investment Adviser to have long-term capital appreciation potential.

  Other. Although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 10% of its total assets in foreign securities, including securities of issuers in Emerging Countries and securities quoted in foreign currencies.

 MID CAP EQUITY FUND


  Objective. The Fund's investment objective is to provide investors with long-term capital appreciation.

  Primary Investment Focus. The Fund invests, under normal circumstances, substantially all of its assets in equity securities and at least 65% of its total assets in equity securities of Mid-Cap Companies with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of the market capitalization of companies constituting the Russell Midcap Index at the time of investment (currently between $400 million and $16 billion). If the capitalization of an issuer increases above $16 billion after purchase of such issuer's securities, the Fund may, but is not required to, sell the securities. Dividend income, if any, is an incidental consideration.

  Other. The Fund may invest up to 35% of its total assets in fixed-income securities. In addition, although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its total assets in foreign securities, including securities of issuers in Emerging Countries and securities quoted in foreign currencies.

 SMALL CAP VALUE FUND (FORMERLY, THE "SMALL CAP EQUITY FUND")


  Objective. The Fund's investment objective is to provide investors with long-term capital growth.

  Primary Investment Focus. The Fund invests, under normal circumstances, at least 65% of its total assets in equity securities of companies with public stock market capitalizations of $1 billion or less at the time of investment. Under normal circumstances, the Fund's investment horizon for ownership of stocks will be two to three years. Dividend income, if any, is an incidental consideration. If the market capitalization of a company held by the Fund increases above the amount stated above, the Fund may, consistent with its investment objective, continue to hold the security.

  Small Capitalization Companies. The Fund invests in companies which the Investment Adviser believes are well managed niche businesses that have the potential to achieve high or improving returns on capital and/or above average sustainable growth. The Fund may invest in securities of small market capitalization companies which may have experienced financial difficulties. Investments may also be made in companies that are in the early stages of their life and that the Investment Adviser believes have significant growth potential. The Investment Adviser believes that the companies in which the Fund may invest offer greater opportunity for growth of capital than larger, more mature, better known companies. However, investments in such small market capitalization companies involve special risks. See "Description of Securities" and "Risk Factors."

  Other. The Fund may invest in the aggregate up to 35% of its total assets in the equity securities of companies with public stock market capitalizations in excess of $1 billion at the time of investment and in fixed- income securities. In addition, although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its total assets in foreign securities, including securities of issuers in Emerging Countries and securities quoted in foreign currencies.


                           DESCRIPTION OF SECURITIES


  The Funds may invest in equity and fixed-income securities in accordance with the investment policies stated above. Certain of these permitted investments are described in more detail in this section.

CONVERTIBLE SECURITIES

  Each Fund may invest in convertible securities, including debt obligations and preferred stock of the issuer convertible at a stated exchange rate into common stock of the issuer. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. As with all fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not decline in price to the same extent as the underlying common stock. Convertible securities rank senior to common stocks in an issuer's capital structure and consequently entail less risk than the issuer's common stock. In evaluating a convertible security, the Investment Adviser will give primary emphasis to the attractiveness of the underlying common stock. The convertible debt securities in which the Balanced Fund invests will be rated, at the time of investment, B or better by Standard & Poor's Ratings Group ("Standard & Poor's") or Moody's Investors Service, Inc. ("Moody's"), or if unrated by such rating organizations, determined to be of comparable quality by the Investment Adviser. The convertible securities in which the CORE Funds invest are not subject to any minimum rating criteria. The convertible debt securities in which the other Funds may invest are subject to the same rating criteria as a Fund's investments in non-convertible debt securities. Convertible debt securities are equity investments for purposes of each Fund's investment policies.

FOREIGN INVESTMENTS

  FOREIGN SECURITIES. Each Fund may invest in the securities of foreign issuers (provided that the CORE Funds may only invest in equity securities of foreign issuers that are traded in the U.S.). Investments in foreign securities may offer potential benefits that are not available from investments exclusively in equity securities of domestic issuers quoted in U.S. dollars. Foreign countries may have economic policies or business cycles different from those of the U.S. and markets for foreign securities do not necessarily move in a manner parallel to U.S. markets.

  Investing in the securities of foreign issuers involves certain special risks, including those set forth below, which are not typically associated with investing in U.S. dollar denominated or quoted securities of U.S. issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security. In addition, if the currency in which a Fund receives dividends, interest or other payments declines in value against the U.S. dollar before such income is distributed as dividends to shareholders or converted to U.S. dollars, the Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends. The introduction of a single currency, the euro, on January 1, 1999 for participating European nations in the Economic and Monetary Union ("EU") presents unique uncertainties, including whether the payment and operational systems of banks and other financial institutions will encounter difficulties; the creation of suitable clearing and settlement payment systems for the new currency; the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates for currencies being converted into the euro and the euro; the fluctuation of the euro relative to non-euro currencies during the transition period from January 1, 1999 to December 31, 2001 and beyond; whether the interest rate, tax and labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom and Denmark into the euro and the admission of other non-EU countries such as Poland, Latvia and Lithuania as members of the EU may have an impact on the euro. These or other factors, including political and economic risks, could cause market disruptions before or after the introduction of the euro, and could adversely affect the value of securities and foreign currencies held by the Funds. Commissions on transactions in foreign securities may be higher than those for similar transactions on domestic stock markets. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

  Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a U.S. issuer. In addition, there is generally less government regulation of foreign markets, companies and securities dealers than in the United States. Foreign securities markets may have substantially less volume than U.S. securities markets and securities of many foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. Furthermore, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains), limitations on the removal of funds or other assets of the Funds, political or social instability or diplomatic developments which could affect investments in those countries.

  INVESTMENTS IN ADRS, EDRS AND GDRS. Each Fund may invest in foreign securities which take the form of sponsored and unsponsored American Depository Receipts ("ADRs") and Global Depository Receipts ("GDRs") and each Fund, other than the CORE Funds, may also invest in European Depository Receipts ("EDRs") or other similar instruments representing securities of foreign issuers (together, "Depository Receipts"). ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the United States on exchanges or over-the-counter and are sponsored and issued by domestic banks. EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security. To the extent a Fund acquires Depository Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depository Receipts to issue and service such Depository Receipts (unsponsored Depository Receipts), there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions, such as stock splits or rights offerings involving the foreign issuer, in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. Investment in Depository Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of Depository Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depository Receipt and the underlying securities are quoted. However, by investing in Depository Receipts, such as ADRs, that are quoted in U.S. dollars, a Fund may avoid currency risks during the settlement period for purchases and sales.

  FOREIGN CURRENCY TRANSACTIONS. Because investment in foreign issuers will usually involve currencies of foreign countries, and because the Balanced Fund may have currency exposure independent of its securities positions, the value of the assets of a Fund as measured in U.S. dollars will be affected by changes in foreign currency exchange rates. A Fund may, to the extent it invests in foreign securities, purchase or sell foreign currencies on a spot basis and may also purchase or sell forward foreign currency exchange contracts for hedging purposes and to seek to protect against anticipated changes in future foreign currency exchange rates. In addition, the Balanced Fund may enter into such contracts to seek to increase total return when the Investment Adviser anticipates that the foreign currency will appreciate or depreciate in value, but securities denominated or quoted in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When entered into to seek to enhance return, forward foreign currency exchange contracts are considered speculative. The Balanced Fund may also engage in cross-hedging by using forward contracts in a currency different from that in which the hedged security is denominated or quoted if the Investment Adviser determines that there is a pattern of correlation between the two currencies. If a Fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose or the Balanced Fund enter into forward foreign currency exchange contracts to sell foreign currency to seek to increase total return, the Fund will segregate cash or liquid assets in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract, or otherwise cover its position in a manner permitted by the SEC. The Fund will incur costs in connection with conversions between various currencies. A Fund may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the Investment Adviser, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate.

  Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, a Fund's NAV to fluctuate. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. To the extent that a substantial portion of a Fund's total assets, adjusted to reflect the Fund's net position after giving effect to currency transactions, is denominated or quoted in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

  The market in forward foreign currency exchange contracts, currency swaps and other privately negotiated currency instruments offers less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. Such contracts are subject to the risk that the counterparty to the contract will default on its obligations. Since these contracts are not guaranteed by an exchange or clearinghouse, a default on the contract would deprive the Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the Fund to cover its purchase or sale commitments, if any, at the current market price. A Fund will not enter into forward foreign currency exchange contracts, currency swaps or other privately negotiated currency instruments unless the credit quality of the unsecured senior debt or the claims-paying ability of the counterparty is considered to be investment grade by the Investment Adviser.

  The Balanced Fund may also engage in a variety of foreign currency management techniques. For a discussion of such instruments and the risks associated with their use, see "Investment Objective and Policies" in the Additional Statement.

FIXED-INCOME SECURITIES

  U.S. GOVERNMENT SECURITIES. Each Fund may invest in U.S. Government securities. Generally, these securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. Government agencies, instrumentalities or sponsored enterprises. U.S. Government securities also include Treasury receipts and other stripped U.S. Government securities, where the interest and principal components of stripped U.S. Government securities are traded independently. A Fund may also invest in zero coupon U.S. Treasury securities and in zero coupon securities issued by financial institutions, which represent a proportionate interest in underlying U.S. Treasury securities. A zero coupon security pays no interest to its holder during its life and its value consists of the difference between its face value at maturity and its cost. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically. See "Taxation" in the Additional Statement.

  FOREIGN GOVERNMENT SECURITIES. The Balanced Fund may invest in debt obligations of foreign governments and governmental agencies, including those of Emerging Countries. Investment in sovereign debt obligations involves special risks not present in debt obligations of corporate issuers. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the Fund may have limited recourse in the event of a default. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt, and in turn the Fund's NAV, to a greater extent than the volatility inherent in debt obligations of U.S. issuers. A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders and the political constraints to which a sovereign debtor may be subject.

  MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. Each Fund (other than the CORE Funds) may invest in mortgage-backed securities ("Mortgage-Backed Securities"), which represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Each Fund (other than the CORE Funds) may also invest in asset-backed securities ("Asset-Backed Securities"). The principal and interest payments on Asset-Backed Securities are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Such asset pools are securitized through the use of special purpose trusts or corporations. Principal and interest payments may be credit enhanced by a letter of credit, a pool insurance policy or a senior/subordinated structure.

  The Balanced Fund may also invest in stripped Mortgage-Backed Securities ("SMBS") (including interest only and principal only securities), which are derivative multiple class Mortgage-Backed Securities. SMBS are usually structured with two different classes: one that receives 100% of the interest payments and the other that receives 100% of the principal payments from a pool of mortgage loans. If the underlying mortgage loans experience different than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from mortgage loans are generally higher than prevailing market yields on other Mortgage-Backed Securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. The Fund's investments in SMBS may require the Fund to sell portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

  CORPORATE DEBT OBLIGATIONS. Each Fund may invest in corporate debt obligations. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations.

  BANK OBLIGATIONS. Each Fund may invest in obligations issued or guaranteed by U.S. or foreign banks. Bank obligations, including without limitations, time deposits, bankers' acceptances and certificates of deposit, may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Banks are subject to extensive but different governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operation of this industry.

  STRUCTURED SECURITIES. Each Fund may invest in structured securities. The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, result in the loss of a Fund's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may entail a greater degree of market risk than other types of fixed-income securities. Structured securities may also be more volatile, less liquid and more difficult to price accurately than less complex securities.

  RATING CRITERIA. Except as noted below, each Fund (other than the CORE Funds, which only invest in debt instruments that are cash equivalents) may invest in debt securities rated at least investment grade at the time of investment. Investment grade debt securities are securities rated BBB or higher by Standard & Poor's or Baa or higher by Moody's. A security will be deemed to have met a rating requirement if it receives the minimum required rating from at least one such rating organization even though it has been rated below the minimum rating by one or more other rating organizations, or if unrated by such rating organizations, determined by the Investment Adviser to be of comparable credit quality. The Balanced Fund may invest up to 10% of its total assets on debt securities that are rated BB or B by Standard & Poor's or Ba or B by Moody's. The Growth and Income, Capital Growth and Small Cap Value Funds may invest up to 10%, 10% and 35%, respectively, of their total assets in debt securities which are unrated or rated in the lowest rating categories by Standard & Poor's or Moody's (i.e., BB or lower by Standard & Poor's or Ba or lower by Moody's), including securities rated D by Moody's or Standard & Poor's. Mid Cap Equity Fund may invest up to 10% of its total assets in below investment grade debt securities rated B or higher by Standard & Poor's or B or higher by Moody's. Fixed-income securities rated BBB or Baa are considered medium-grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken their issuers' capacity to pay interest and repay principal. Fixed-income securities rated BB or Ba or below (or comparable unrated securities) are commonly referred to as "junk bonds," are considered predominately speculative and may be questionable as to principal and interest payments. In some cases, such bonds may be highly speculative, have poor prospects for reaching investment grade standing and be in default. As a result, investment in such bonds will entail greater speculative risks than those associated with investment in investment grade bonds. Also, to the extent that the rating assigned to a security in a Fund's portfolio is downgraded by a rating organization, the market price and liquidity of such security may be adversely affected. See Appendix A to the Additional Statement for a description of the corporate bond ratings assigned by Standard & Poor's and Moody's.

REAL ESTATE INVESTMENT TRUSTS ("REITS")

  Each Fund may invest in REITs, which are pooled investment vehicles that invest primarily in either real estate or real estate related loans. The value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon cash flow from their investments to repay financing costs and the ability of the REITs' manager. REITs are also subject to risks generally associated with investments in real estate. A Fund will indirectly bear its proportionate share of any expenses, including management fees, paid by a REIT in which it invests.


                             INVESTMENT TECHNIQUES


OPTIONS ON SECURITIES AND SECURITIES INDICES

  Each Fund (other than the CORE Large Cap Value, CORE U.S. Equity and CORE Large Cap Growth Funds) may write (sell) covered call and put options and purchase call and put options on any securities in which it may invest or on any securities index composed of securities in which it may invest. The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of options to seek to increase total return involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices or interest rates. The successful use of options for hedging purposes also depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. If the Investment Adviser is incorrect in its expectation of changes in securities prices or determination of the correlation between the securities indices on which options are written and purchased and the securities in a Fund's investment portfolio, the investment performance of the Fund will be less favorable than it would have been in the absence of such options transactions. The writing of options could significantly increase a Fund's portfolio turnover rate and, therefore, associated brokerage commissions or spreads.

OPTIONS ON FOREIGN CURRENCIES

  A Fund may, to the extent it invests in foreign securities, purchase and sell (write) call and put options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and anticipated dividends on such securities and against increases in the U.S. dollar cost of foreign securities to be acquired. In addition, the Balanced Fund may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different currency, if there is a pattern of correlation between the two currencies. As with other kinds of options transactions, however, the writing of an option on a foreign currency will constitute only a partial hedge, up to the amount of the premium received. If an option that a Fund has written is exercised, the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. In addition to purchasing call and put options for hedging purposes, the Balanced Fund may purchase call or put options on currency to seek to increase total return when the Investment Adviser anticipates that the currency will appreciate or depreciate in value, but the securities quoted or denominated in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When purchased or sold to seek to increase total return, options on currencies are considered speculative. Options on foreign currencies written or purchased by the Funds are traded on U.S. and foreign exchanges or over-the-counter.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

  To seek to increase total return or to hedge against changes in interest rates, securities prices or currency exchange rates, a Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on any of such futures contracts. Each Fund may also enter into closing purchase and sale transactions with respect to any such contracts and options. The futures contracts may be based on various securities (such as U.S. Government securities), foreign currencies, securities indices and other financial instruments and indices. The CORE Large Cap Value, CORE U.S. Equity and CORE Large Cap Growth Funds may enter into such transactions only with respect to the S&P 500 Index in the case of the CORE U.S. Equity Fund and a representative index in the case of the CORE Large Cap Value and CORE Large Cap Growth Funds. A Fund will engage in futures and related options transactions for bona fide hedging purposes as defined in regulations of the Commodity Futures Trading Commission or to seek to increase total return to the extent permitted by such regulations. A Fund may not purchase or sell futures contracts or purchase or sell related options to seek to increase total return, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of initial margin deposits and premiums paid on the Fund's outstanding positions in futures and related options entered into for the purpose of seeking to increase total return would exceed 5% of the market value of the Fund's net assets. These transactions involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities or currencies, require the Fund to segregate and maintain cash or liquid assets with a value equal to the amount of the Fund's obligations or to otherwise cover the obligations in a manner permitted by the SEC.

  While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. See "Investment Objectives and Policies--Futures Contracts and Options on Future Contracts" in the Additional Statement. Thus, while a Fund may benefit from the use of futures and options on futures, unanticipated changes in interest rates, securities prices or currency exchange rates may result in poorer overall performance than if the Fund had not entered into any futures contracts or options transactions. Because perfect correlation between a futures position and portfolio position that is intended to be protected is impossible to achieve, the desired protection may not be obtained and a Fund may be exposed to risk of loss. The loss incurred by a Fund in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received. Futures markets are highly volatile and the use of futures may increase the volatility of a Fund's NAV. The profitability of a Fund's trading in futures to seek to increase total return depends upon the ability of the Investment Adviser to analyze correctly the futures markets. In addition, because of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to a Fund. Further, futures contracts and options on futures may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. The Funds may engage in futures transactions on both U.S. and foreign exchanges. Foreign exchanges may not provide the same protection as U.S. exchanges.

STANDARD AND POOR'S DEPOSITORY RECEIPTS

  Each Fund may, consistent with its objectives, purchase Standard & Poor's Depository Receipts ("SPDRs"). SPDRs are American Stock Exchange-traded securities that represent ownership in the SPDR Trust, a trust which has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P 500. This trust is sponsored by a subsidiary of the American Stock Exchange. SPDRs may be used for several reasons, including but not limited to: facilitating the handling of cash flows or trading, or reducing transaction costs. The use of SPDRs would introduce additional risk to the

Fund as the price movement of the instrument does not perfectly correlate with the price action of the underlying index.

EQUITY SWAPS

  Each Fund may invest up to 10% of its total assets in equity swaps. Equity swaps allow the parties to a swap agreement to exchange the dividend income or other components of return on an equity investment (e.g., a group of equity securities or an index) for a component of return on another non-equity or equity investment. An equity swap may be used by a Fund to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps are derivatives and their value can be very volatile. To the extent that the Investment Adviser does not accurately analyze and predict the potential relative fluctuation of the components swapped with another party, a Fund may suffer a loss. The value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, a Fund may suffer a loss if the counterparty defaults. In connection with its investments in equity swaps, a Fund will either segregate cash or liquid assets or otherwise cover its obligations in a manner required by the SEC.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

  Each Fund may purchase when-issued securities. When-issued transactions arise when securities are purchased by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Each Fund may also purchase or sell securities on a forward commitment basis; that is, make contracts to purchase or sell securities for a fixed price at a future date beyond the customary three-day settlement period. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Conversely, securities sold on a forward commitment basis involve the risk that the value of the securities to be sold may increase prior to the settlement date. Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate to do so. A Fund will segregate cash or liquid assets in an amount sufficient to meet the purchase price until three days prior to the settlement date. Alternatively, each Fund may enter into offsetting contracts for the forward sale of other securities that it owns.

ILLIQUID AND RESTRICTED SECURITIES

  A Fund will not invest more than 15% of its net assets in illiquid investments, which include securities (both foreign and domestic) that are not readily marketable, certain SMBS, repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days, certain over-the-counter options and certain restricted securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is eligible for resale under Rule 144A under the Securities Act of 1933 and, therefore, is liquid. The Trustees have adopted guidelines under which the Investment Adviser determines and monitors the liquidity of portfolio securities, subject to the oversight of the Trustees. Investing in restricted securities eligible for resale pursuant to Rule 144A may decrease the liquidity of a Fund's portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

REPURCHASE AGREEMENTS

  Each Fund may enter into repurchase agreements with dealers in U.S. Government securities and member banks of the Federal Reserve System which furnish collateral at least equal in value or market price to the amount of their repurchase obligation. The Balanced Fund may also enter into repurchase agreements involving certain foreign government securities. If the other party or "seller" defaults, a Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund in connection with the related repurchase agreement are less than the repurchase price. In addition, in the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, a Fund could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement. The Trustees have reviewed and approved certain counterparties whom they believe to be creditworthy and have authorized the Funds to enter into repurchase agreements with such counterparties. In addition, each Fund, together with other registered investment companies having management agreements with an Investment Adviser or its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

LENDING OF PORTFOLIO SECURITIES

  Each Fund may also seek to increase its income by lending portfolio securities. Under present regulatory policies, such loans may be made to institutions, such as certain broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, or U.S. Government securities maintained on a current basis in an amount at least equal to the market value of the securities loaned. Cash collateral may be invested in cash equivalents. If the Investment Adviser determines to make securities loans, the value of the securities loaned may not exceed 33 1/3% of the value of the total assets of a Fund (including the loan collateral). A Fund may experience a loss or delay in the recovery of its securities if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.

MORTGAGE DOLLAR ROLLS

  The Balanced Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date for the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund. The Fund will segregate cash or liquid assets in an amount equal to the forward purchase price until the settlement date. Successful use of mortgage dollar rolls depends upon the Investment Adviser's ability to predict correctly interest rates and mortgage prepayments. There is no assurance that mortgage dollar rolls can be successfully employed. For financial reporting and tax purposes, the Fund treats mortgage dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale. The Fund does not currently intend to enter into mortgage dollar rolls that are accounted for as a financing.

SHORT SALES AGAINST-THE-BOX

  Each Fund (other than the CORE Funds) may make short sales of securities or maintain a short position, provided that at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, an equal amount of the securities of the same issuer as the securities sold short (a short sale against-the-box). Not more than 25% of a Fund's net assets (determined at the time of the short sale) may be subject to such short sales. As a result of recent tax legislation, short sales may not generally be used to defer the recognition of gain for tax purposes with respect to appreciated securities in a Fund's portfolio.

TEMPORARY INVESTMENTS

  Each Fund may, for temporary defensive purposes, invest 100% of its total assets (except that the CORE Funds may only hold up to 35% of their respective total assets) in U.S. Government securities, repurchase agreements collateralized by U.S. Government securities, commercial paper rated at least A-2 by Standard & Poor's or P-2 by Moody's, certificates of deposit, bankers' acceptances, repurchase agreements, non-convertible preferred stocks and non-convertible corporate bonds with a remaining maturity of less than one year. When a Fund's assets are invested in such instruments, the Fund may not be achieving its investment objective.

MISCELLANEOUS TECHNIQUES

  In addition to the techniques and investments described above, each Fund may, with respect to no more than 5% of its net assets, engage in the following techniques and investments: (i) warrants and stock purchase rights;
(ii) currency swaps (Balanced Fund only); (iii) credit swaps, mortgage swaps, index swaps and interest rate swaps, caps, floors and collars (Balanced Fund only); (iv) yield curve options and inverse floating rate securities (Balanced Fund only); (v) other investment companies including World Equity Benchmark Shares; (vi) unseasoned companies; (vii) municipal securities (Balanced Fund only); (viii) loan participations (Balanced Fund only); (ix) custodial receipts; and (x) reverse repurchase agreements for investment purposes (Balanced Fund only).

  In addition, each Fund may borrow up to 33 1/3% of its total assets from banks for temporary or emergency purposes. A Fund may not make additional investments if borrowings (excluding covered mortgage dollar rolls) exceed 5% of its total assets. For more information see the Additional Statement.


                                 RISK FACTORS

  Risks of Investing in Equity Securities. In general, the Funds are subject to the risks associated with investments in common stocks and other equity securities. Stock values fluctuate in response to the activities of individual companies and in response to general market and economic conditions and, accordingly, the value of the stocks that a Fund holds may decline over short or extended periods. The U.S. stock markets tend to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. As of the date of this Prospectus, domestic stock markets were trading at or close to record high levels and there can be no guarantee that such levels will continue.

  RISKS OF INVESTING IN SMALL CAPITALIZATION COMPANIES. Investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks.

  SPECIAL RISKS OF INVESTMENTS IN EMERGING MARKETS. Investing in the securities of issuers in Emerging Countries involves risks in addition to those discussed under "Description of Securities-- Foreign Investments." The Growth and Income, Mid Cap Equity and Small Cap Value Funds may each invest up to 25%, the Balanced Fund may invest up to 20% and the Capital Growth Fund may invest up to 10% of their respective total assets in securities of issuers in Emerging Countries. Emerging Countries are generally located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa.

  Foreign investment in the securities markets of certain Emerging Countries is restricted or controlled to varying degrees which may limit investment in such countries or increase the administrative costs of such investments. Certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by a Fund. The repatriation of both investment income and capital from certain Emerging Countries is subject to restrictions such as the need for governmental consents. Many Emerging Countries may be subject to a greater degree of economic, political and social instability than is the case in Western Europe, the United States, Canada, Australia, New Zealand and Japan. Many Emerging Countries do not have fully democratic governments. For example, governments of some Emerging Countries are authoritarian in nature or have been installed or removed as a result of military coups, while governments in other Emerging Countries have periodically used force to suppress civil dissent. Many Emerging Countries have experienced currency devaluations and substantial and, in some cases, extremely high rates of inflation, which have a negative effect on the economies and securities markets of such Emerging Countries. Settlement procedures in Emerging Countries are frequently less developed and reliable than those in the United States and may involve a Fund's delivery of securities before receipt of payment for their sale. In addition, significant delays are common in certain markets in registering the transfer of securities. Settlement or registration problems may make it more difficult for a Fund to value its portfolio securities and could cause the Fund to miss attractive investment opportunities, to have a portion of its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities the Fund has delivered or the Fund's inability to complete its contractual obligations.

  RISKS OF INVESTING IN FIXED-INCOME SECURITIES. When interest rates decline, the market value of fixed-income securities tends to increase. Conversely, when interest rates increase, the market value of fixed-income securities tends to decline. Volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument. Investments in fixed-income securities are subject to the risk that the issuer could default on its obligations and a Fund could sustain losses on such investments. A default could impact both interest and principal payments.

  RISKS OF DERIVATIVE TRANSACTIONS. A Fund's transactions, if any, in options, futures, options on futures, swaps, structured securities and currency transactions involve certain risks, including a possible lack of correlation between changes in the value of hedging instruments and the portfolio assets (if any) being hedged, the potential illiquidity of the markets for derivative instruments, the risks arising from margin requirements and related leverage factors associated with such transactions. The use of these management techniques to seek to increase total return may be regarded as a speculative practice and involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices, interest rates or currency prices. A Fund's use of certain derivative transactions may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company.

                            INVESTMENT RESTRICTIONS

  Each Fund is subject to certain investment restrictions that are described in detail under "Investment Restrictions" in the Additional Statement. Fundamental investment restrictions of a Fund cannot be changed without approval of a majority of the outstanding Shares of that Fund as defined in the Additional Statement. Each Fund's investment objectives and all policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in a Fund's investment objectives, shareholders should consider whether that Fund remains an appropriate investment in light of their then current financial positions and needs.


                              PORTFOLIO TURNOVER

  A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by a Fund and its shareholders. See "Financial Highlights" for a statement of each Fund's historical portfolio turnover rate (other than the CORE Large Cap Value Fund). It is anticipated that the annual portfolio turnover rate of the CORE Large Cap Value Fund will generally not exceed 75%. The portfolio turnover rate is calculated by dividing the lesser of the dollar amount of sales or purchases of portfolio securities by the average monthly value of a Fund's portfolio securities, excluding securities having a maturity at the date of purchase of one year or less. The Investment Adviser will not consider the portfolio turnover rate a limiting factor in making investment decisions for a Fund consistent with the Fund's investment objectives and portfolio management policies.


                                  MANAGEMENT

TRUSTEES AND OFFICERS

  The Trustees are responsible for deciding matters of general policy and reviewing the actions of the Investment Adviser, Distributor and transfer agent. The officers of the Trust conduct and supervise the Funds' daily business operations. The Additional Statement contains information as to the identity of, and other information about, the Trustees and officers of the Trust.

INVESTMENT ADVISERS

  INVESTMENT ADVISERS. Goldman Sachs Asset Management, One New York Plaza, New York, New York 10004, a separate operating division of Goldman Sachs, serves as investment adviser to the Balanced, Growth and Income, CORE Large Cap Value, CORE Large Cap Growth, CORE Small Cap Equity, Mid Cap Equity and Small Cap Value Funds. Goldman Sachs registered as an investment adviser in 1981. Goldman Sachs Funds Management, L.P., One New York Plaza, New York, New York 10004, a Delaware limited partnership which is an affiliate of Goldman Sachs, serves as the investment adviser to the CORE U.S. Equity and Capital Growth Funds. Goldman Sachs Funds Management, L.P. registered as an investment adviser in 1990. As of November 20, 1998, GSAM and GSFM together with their affiliates, acted as investment adviser or distributor for assets in excess of $188 billion.

  Under a Management Agreement with each Fund, the applicable Investment Adviser, subject to the general supervision of the Trustees, provides day-to-day advice as to the Fund's portfolio transactions. Goldman Sachs has agreed to permit the Funds to use the name "Goldman Sachs" or a derivative thereof as part of each Fund's name for as long as a Fund's Management Agreement is in effect.

  In performing its investment advisory services, each Investment Adviser, while remaining ultimately responsible for the management of the Funds, is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. In addition, the Investment Adviser will have access to the research of, and certain proprietary technical models developed by, Goldman Sachs and may apply quantitative and qualitative analysis in determining the appropriate allocations among the categories of issuers and types of securities.

  Under the Management Agreement, the Investment Adviser also: (i) supervises all non-advisory operations of each Fund that it advises; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of each Fund;
(iii) arranges for at each Fund's expense (a) the preparation of all required tax returns, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of prospectuses and Additional Statements and (d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains each Fund's records; and (v) provides office space and all necessary office equipment and services.

  M. Roch Hillenbrand, a Managing Director of Goldman, Sachs & Co., is the Head of Global Equities for Goldman Sachs Asset Management, overseeing U.S., Europe, Japan, and non-Japan Asia. In this capacity, he is responsible for managing the group as it defines and implements global portfolio management processes that are consistent, reliable and predictable. Roch is also President of Commodities Corporation LLC, of which Goldman, Sachs & Co. is the parent company. Over the course of his 18-year career at Commodities Corporation, Roch has had extensive experience in dealing with internal and external investment managers who have managed a range of futures and equities strategies across multiple markets, using a variety of styles.

 FUND MANAGERS

                                                YEARS
                                                PRIMARILY
       NAME AND TITLE       FUND RESPONSIBILITY RESPONSIBLE     FIVE YEAR EMPLOYMENT HISTORY
  ------------------------- ------------------- ----------- ----------------------------
  George D. Adler           Senior                 Since      Mr. Adler joined the
   Vice President           Portfolio Manager--    1997       Investment Adviser in
                            Capital Growth         1998       1997. From 1990 to 1997,
                            Balanced (Equity)                 he was a portfolio
                                                              manager at Liberty
                                                              Investment Management,
                                                              Inc. From 1988 to 1990
                                                              he was a director of
                                                              portfolio management at
                                                              Banc One in Ohio.
--------------------------------------------------------------------------------------------
  Eileen A. Aptman          Senior Portfolio       Since      Ms. Aptman joined the
   Vice President           Manager--              1996       Investment Adviser in
                            Mid Cap Equity         1997       1993. From 1990 to 1993,
                            Small Cap Value                   she worked at Delphi
                                                              Management as an equity
                                                              analyst, focusing her
                                                              research efforts on
                                                              value stocks.
--------------------------------------------------------------------------------------------
  Jonathan A. Beinner       Senior Portfolio       Since      Mr. Beinner joined the
   Managing Director and    Manager--Balanced      1994       Investment Adviser in
   Co-Head U.S. Fixed       (Fixed-Income)                    1990. From 1988 to 1990,
   Income                                                     he worked as a portfolio
                                                              manager at Franklin
                                                              Savings Association in
                                                              the trading and
                                                              arbitrage group.
--------------------------------------------------------------------------------------------
  Melissa Brown             Senior Portfolio       Since      Ms. Brown joined the
   Vice President           Manager--              1998       Investment Adviser in
                            CORE Large Cap         1998       1998. From 1984 to 1998,
                            Value CORE U.S.        1998       she was the director of
                            Equity                 1998       Quantitative Equity
                            CORE Large Cap                    Research and served on
                            Growth                            the Investment Policy
                            CORE Small Cap                    Committee at Prudential
                            Equity                            Securities.

                                                        YEARS
                                                        PRIMARILY
      NAME AND TITLE        FUND RESPONSIBILITY         RESPONSIBLE     FIVE YEAR EMPLOYMENT HISTORY
  ---------------------- --------------------------     ----------- ----------------------------
  Kent A. Clark             Senior Portfolio Manager--     Since     Mr. Clark joined the
   Managing Director        CORE Large Cap Value CORE      1998      Investment Adviser in
                            U.S. Equity                    1996      1992.
                            CORE Large Cap Growth          1997
                            CORE Small Cap Equity          1997
----------------------------------------------------------------------------------------------------
  Robert G. Collins         Senior Portfolio Manager--     Since     Mr. Collins joined the
   Vice President           Capital Growth                 1997      Investment Adviser in
                            Balanced (Equity)              1998      1997. From 1991 to 1997,
                                                                     he was a portfolio manager
                                                                     at Liberty Investment
                                                                     Management, Inc. His past
                                                                     experiences include work
                                                                     as a special situations
                                                                     analyst with Raymond James
                                                                     & Associates for five
                                                                     years.
----------------------------------------------------------------------------------------------------
  Herbert E. Ehlers         Senior Portfolio Manager--     Since     Mr. Ehlers joined the
   Managing Director        Capital Growth                 1997      Investment Adviser in
                            Balanced (Equity)              1998      1997. From 1994 to 1997,
                                                                     he was the Chief
                                                                     Investment Officer and
                                                                     Chairman of Liberty
                                                                     Investment Management,
                                                                     Inc. He was a portfolio
                                                                     manager and president at
                                                                     Liberty's predecessor
                                                                     firm, Eagle Asset
                                                                     Management, from 1984 to
                                                                     1994.
----------------------------------------------------------------------------------------------------
  Gregory H. Ekizian        Senior Portfolio Manager--     Since     Mr. Ekizian joined the
   Vice President           Capital Growth                 1997      Investment Adviser in
                            Balanced (Equity)              1998      1997. From 1990 to 1997,
                                                                     he was a portfolio manager
                                                                     at Liberty Investment
                                                                     Management, Inc. and its
                                                                     predecessor firm, Eagle
                                                                     Asset Management.
----------------------------------------------------------------------------------------------------
  Paul D. Farrell           Senior Portfolio Manager--     Since     Mr. Farrell joined the
   Managing Director        Mid Cap Equity                 1998      Investment Adviser in
                            Small Cap Value                1992      1991. In 1998, he became
                                                                     responsible for managing
                                                                     the Investment Adviser's
                                                                     Value team. During 1991,
                                                                     he served as a managing
                                                                     director at Plaza
                                                                     Investment Managers, the
                                                                     investment subsidiary of
                                                                     GEICO Corp., a major
                                                                     insurance company. From
                                                                     1986 to 1991, he was
                                                                     employed by Goldman Sachs
                                                                     as a vice president in the
                                                                     investment research
                                                                     department and was
                                                                     responsible for the
                                                                     formation of the firm's
                                                                     Emerging Growth Research
                                                                     Group.
----------------------------------------------------------------------------------------------------
  Greg Gigliotti            Senior Portfolio Manager--     Since     Mr. Gigliotti joined the
   Vice President           Growth and Income              1998      Investment Adviser in
                            Balanced (Equity)              1998      1997. From 1996 to 1997 he
                            Mid Cap Equity                 1998      was a Vice President and
                                                                     senior analyst at Franklin
                                                                     Mutual Advisors, Inc., the
                                                                     asset management division
                                                                     of Franklin Resources,
                                                                     Inc. From 1989 to 1996 he
                                                                     was a Vice President and
                                                                     senior analyst at Heine
                                                                     Securities Corporation
                                                                     which was purchased by
                                                                     Franklin Resources, Inc.
----------------------------------------------------------------------------------------------------
  Robert C. Jones            Senior Portfolio Manager--    Since     Mr. Jones joined the
   Managing Director         CORE Large Cap Value CORE     1998      Investment Adviser in
                             U.S. Equity                   1991      1989. From 1987 to 1989,
                             CORE Large Cap Growth         1997      he was the senior
                             CORE Small Cap Equity         1997      quantitative analyst in
                                                                     the Goldman Sachs
                                                                     Investment Research
                                                                     Department and the author
                                                                     of the monthly Stock
                                                                     Selection publication.
----------------------------------------------------------------------------------------------------
  Richard C. Lucy            Senior Portfolio Manager--    Since     Mr. Lucy joined the
   Managing Director and     Balanced (Fixed-Income)       1994      Investment Adviser in
   Co-Head U.S.                                                      1992. From 1983 to 1992,
   Fixed Income                                                      he managed fixed income
                                                                     assets at Brown Brothers
                                                                     Harriman & Co.

                                                        YEARS
                                                        PRIMARILY
      NAME AND TITLE        FUND RESPONSIBILITY         RESPONSIBLE     FIVE YEAR EMPLOYMENT HISTORY
  ---------------------- --------------------------     ----------- ----------------------------
  Matthew B. McLennan        Senior Portfolio Manager--    Since      Mr. McLennan joined the
   Vice President            Mid Cap Equity                1998       Investment Adviser in
                             Small Cap Value               1996       1995. From 1994 to 1995,
                                                                      he worked in the
                                                                      Investment Banking
                                                                      Division of Goldman
                                                                      Sachs in Australia. From
                                                                      1991 to 1994, Mr.
                                                                      McLennan worked at
                                                                      Queensland Investment
                                                                      Corporation in
                                                                      Australia.
----------------------------------------------------------------------------------------------------
  Victor H. Pinter           Senior Portfolio Manager--    Since      Mr. Pinter joined the
   Vice President            CORE Large Cap Value CORE     1998       Investment Adviser in
                             U.S. Equity                   1996       1990. From 1985 to 1990,
                             CORE Large Cap Growth         1997       he was a project manager
                             CORE Small Cap Equity         1997       in the Information
                                                                      Technology Division of
                                                                      the Investment Adviser.
----------------------------------------------------------------------------------------------------
  Thomas S. Price            Senior Portfolio Manager--    Since      Mr. Price joined the
   Vice President            Growth and Income             1998       Investment Adviser in
                             Balanced (Equity)             1998       1997. From 1996 to 1997
                             Mid Cap Equity                1998       he was a Vice President
                                                                      and senior analyst at
                                                                      Franklin Mutual
                                                                      Advisors, Inc., the
                                                                      asset management
                                                                      division of Franklin
                                                                      Resources, Inc. From
                                                                      1993 to 1996 he was a
                                                                      Vice President and
                                                                      senior analyst at Heine
                                                                      Securities Corporation
                                                                      which was purchased by
                                                                      Franklin Resources, Inc.
----------------------------------------------------------------------------------------------------
  David G. Shell             Senior Portfolio Manager--    Since      Mr. Shell joined the
   Vice President            Capital Growth                1997       Investment Adviser in
                             Balanced (Equity)             1998       1997. From 1987 to 1997,
                                                                      he was a portfolio
                                                                      manager at Liberty
                                                                      Investment Management,
                                                                      Inc. and its predecessor
                                                                      firm, Eagle Asset
                                                                      Management.
----------------------------------------------------------------------------------------------------
  Ernest C. Segundo, Jr.     Senior Portfolio Manager--    Since      Mr. Segundo joined the
   Vice President            Capital Growth                1997       Investment Adviser in
                             Balanced (Equity)             1998       1997. From 1992 to 1997,
                                                                      he was a portfolio
                                                                      manager at Liberty
                                                                      Investment Management,
                                                                      Inc. From 1990 to 1992,
                                                                      he was an equity
                                                                      research analyst with
                                                                      Fidelity Management &
                                                                      Research Company.
----------------------------------------------------------------------------------------------------
  Lawrence S. Sibley         Senior Portfolio Manager--    Since      Mr. Sibley joined the
   Vice President            Growth and Income             1997       Investment Adviser in
                             Balanced (Equity)             1997       1997. From 1994 to 1997,
                             Mid Cap Equity                1997       he headed Institutional
                                                                      Equity Sales at J.P.
                                                                      Morgan Securities and
                                                                      from 1987 to 1994, he
                                                                      was a principal of
                                                                      Sanford C. Bernstein &
                                                                      Co. in its Institutional
                                                                      Sales Department.
----------------------------------------------------------------------------------------------------
  Karma Wilson              Senior Portfolio Manager--     Since      Ms. Wilson joined the
   Vice President           Growth and Income              1998       Investment Adviser in
                            Balanced (Equity)              1998       1994. Prior to 1994, she
                            Mid Cap Equity                 1998       was an investment
                                                                      analyst with Bankers
                                                                      Trust Australia Ltd.
                                                                      Before 1992 she was
                                                                      employed at Arthur
                                                                      Andersen LLP.

  It is the responsibility of the Investment Adviser to make the investment decisions for a Fund and to place the purchase and sale orders for the Fund's portfolio transactions in U.S. and foreign markets. Such orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Goldman Sachs or its affiliates. In effecting purchases and sales of portfolio securities for the Funds, the Investment Adviser will seek the best price and execution of a Fund's orders. In doing so, where two or more brokers or dealers offer comparable prices and execution for a particular trade, consideration may be given to whether the broker or dealer provides investment research or brokerage services or sells Shares of any Goldman Sachs Fund. See the Additional Statement for a further description of the Investment Adviser's brokerage allocation practices.

  As compensation for its services rendered and assumption of certain expenses pursuant to separate Management Agreements, GSAM and GSFM are entitled to the following fees, computed daily and payable monthly at the annual rates listed below:

                                                               FOR THE FISCAL
                                                CONTRACTUAL YEAR OR PERIOD ENDED
                                                   RATE*     JANUARY 31, 1998*
                                                ----------- --------------------
     GSAM
     ----
     Balanced..................................    0.65%           0.65%
     Growth and Income.........................    0.70%           0.70%
     CORE Large Cap Value......................    0.60%             N/A
     CORE Large Cap Growth.....................    0.75%           0.60%
     CORE Small Cap Equity.....................    0.85%           0.75%
     Mid Cap Equity............................    0.75%           0.75%
     Small Cap Value...........................    1.00%           1.00%
     GSFM
     ----
     CORE U.S. Equity..........................    0.75%           0.59%
     Capital Growth............................    1.00%           1.00%

---------------------
*All numbers are annualized. The difference, if any, between the stated fees and the actual fees paid by the Funds reflects that the applicable Investment Adviser did not charge the full amount of the fees to which it would have been entitled. Effective September 1, 1998, the management fee for the CORE U.S. Equity and CORE Small Cap Equity Funds will equal 0.70% and 0.85%, respectively. As of January 31, 1998, the CORE Large Cap Value Fund had not commenced operations. The Investment Adviser may discontinue or modify any limitations in the future at its discretion.

  The Investment Adviser has voluntarily agreed to reduce or limit certain "Other Expenses" of the Funds (excluding management fees, service fees, transfer agency fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.01%, 0.05%, 0.00%, 0.00%, 0.00%, 0.04%, 0.00%, 0.10% and 0.06% per
annum of the average daily net assets of the Balanced, Growth and Income, CORE Large Cap Value, CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity, Capital Growth, Mid Cap Equity and Small Cap Value Funds, respectively. Such reductions or limits, if any, may be discontinued or modified by the applicable Investment Adviser in its discretion at any time.

  ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS. The involvement of the Investment Adviser, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to a Fund or limit a Fund's investment activities. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Funds and/or which engage in and compete for transactions in the same type of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds. The results of a Fund's investment activities, therefore, may differ from those of Goldman Sachs and its affiliates and it is possible that a Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for proprietary or other accounts. In addition, the Funds may, from time to time, enter into transactions in which other clients of

Goldman Sachs have an adverse interest. From time to time, a Fund's activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. See "Management--Activities of Goldman Sachs and its Affiliates and Other Accounts Managed by Goldman Sachs" in the Additional Statement for further information.

DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 85 Broad Street, New York, New York 10004, serves as the exclusive distributor (the "Distributor") of each Fund's Shares. Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606, also serves as each Fund's transfer agent (the "Transfer Agent") and as such performs various shareholder servicing functions. Shareholders with inquiries regarding a Fund should contact Goldman Sachs (as Transfer Agent) at the address or the telephone number set forth on the back cover page of this Prospectus. Goldman Sachs is entitled to receive a transfer agency fee with respect to each Fund's Institutional and Service Shares equal, on an annual basis, to 0.04% of average daily net assets.

  From time to time, Goldman Sachs or any of its affiliates may purchase and hold Shares of the Funds. Goldman Sachs reserves the right to redeem at any time some or all of the Shares acquired for its own account.

YEAR 2000

  Many computer systems were designed using only two digits to signify the year (for example, "98" for "1998"). On January 1, 2000, if these computer systems are not corrected, they may incorrectly interpret "00" as the year "1900" rather than the year "2000," leading to computer shutdowns or errors (commonly known as the "Year 2000 Problem"). To the extent these systems conduct forward-looking calculations, these computer problems may occur prior to January 1, 2000. Like other investment companies and financial and business organizations, the Funds could be adversely affected in their ability to process securities trades, price securities, provide shareholder account services and otherwise conduct normal business operations if the Investment Adviser or other Fund service providers do not adequately address this problem in a timely manner. The Investment Adviser has established a dedicated group to analyze these issues and to implement the systems modifications necessary to prepare for the Year 2000 Problem. Currently, the Investment Adviser does not anticipate that the transition to the 21st Century will have any material impact on its ability to continue to service the Funds at current levels. In addition, the Investment Adviser has sought assurances from the Funds' other service providers that they are taking the steps necessary so that they do not experience Year 2000 Problems, and the Investment Adviser will continue to monitor the situation. At this time, however, no assurance can be given that the actions taken by the Investment Adviser and the Funds' other service providers will be sufficient to avoid any adverse effect on the Funds due to the Year 2000 Problem.


                                   EXPENSES

  The Funds are responsible for the payment of their expenses. The expenses include, without limitation; fees payable to the Investment Adviser; custodial and transfer agency fees; service fees paid to Service Organizations; brokerage fees and commissions; filing fees for the registration or qualification of the Funds' Shares under federal or state securities laws, organizational expenses; fees and expenses incurred in connection with membership in investment company organizations; taxes; interest; costs of liability insurance, fidelity bonds or indemnification; any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against, the Funds for violation of any law; legal and auditing fees and expenses (including the cost of legal and certain accounting services rendered by employees of the Investment Adviser and its affiliates with respect to the Funds); expenses of preparing and setting in type prospectuses, Additional Statements, proxy material, financial reports and notices and the printing and distributing of the same to shareholders and regulatory authorities; compensation and expenses of the Trust's "non-interested" Trustees; and extraordinary organizational expenses, if any, incurred by the Trust.


                                NET ASSET VALUE

  The NAV per Share of each Class of a Fund is calculated by the Fund's custodian as of the close of regular trading on the New York Stock Exchange (which is normally, but not always, 3:00 p.m. Chicago time, 4:00 p.m. New York time), on each Business Day (as such term is defined under "Additional Information"). NAV per Share of each Class is calculated by determining the net assets attributed to each Class and dividing by the number of outstanding Shares of that Class. Portfolio securities are valued based on market quotations or, if accurate quotations are not readily available, at fair value as determined in good faith under procedures established by the Trustees.


                            PERFORMANCE INFORMATION

  From time to time each Fund may publish average annual total return and the Balanced, CORE Large Cap Value and Growth and Income Funds may publish their yield and distribution rates in advertisements and communications to shareholders or prospective investors. Average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price for specified periods ending with the most recent calendar quarter, assuming reinvestment of all dividends and distributions at NAV. The total return calculation assumes a complete redemption of the investment at the end of the relevant period. Each Fund may also from time to time advertise total return on a cumulative, average, year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules. In addition, each Fund may furnish total return calculations based on investments at various sales charge levels or at NAV. Any performance information which is based on the NAV per Share would be reduced if any applicable sales charge were taken into account. In addition to the above, each Fund may from time to time advertise its performance relative to certain averages, performance rankings, indices, other information prepared by recognized mutual fund statistical services and investments for which reliable performance information is available.

  The Balanced, CORE Large Cap Value and Growth and Income Funds compute their yield by dividing net investment income earned during a recent thirty-day period by the product of the average daily number of Shares outstanding and entitled to receive dividends during the period and the maximum offering price per Share on the last day of the relevant period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized. Net investment income per Share is equal to the dividends and interest earned during the period, reduced by accrued expenses for the period. The calculation of net investment income for these purposes may differ from the net investment income determined for accounting purposes. The Balanced, CORE Large Cap Value and Growth and Income Funds' quotations of distribution rate are calculated by annualizing the most recent distribution of net investment income for a monthly, quarterly or other relevant period and dividing this amount by the NAV per Share on the last day of the period for which the distribution rate is being calculated.

  Each Fund's total return, yield and distribution rate will be calculated separately for each Class of Shares in existence. Because each Class of Shares may be subject to different expenses, the total return, yield and distribution rate calculations with respect to each Class of Shares for the same period will differ. See "Shares of the Trust."

  The Funds' performance quotations do not reflect any fees charged by a Service Organization to its customer accounts in connection with investments in the Funds. The investment results of a Fund will fluctuate over time and any presentation of investment results for any prior period should not be considered a representation of what an investment may earn or what the Fund's performance may be in any future period. In addition to information provided in shareholder reports, the Funds may, in their discretion, from time to time make a list of their holdings available to investors upon request.


                              SHARES OF THE TRUST

  Goldman Sachs Trust was formed under the laws of the State of Delaware on January 28, 1997. On April 30, 1997, Goldman Sachs Equity Portfolios, Inc., a Maryland corporation was reorganized into the Trust. The Trustees have authority under the Trust's Declaration of Trust to create and classify Shares of beneficial interests in separate series, without further action by shareholders. Additional series may be added in the future. The Trustees also have authority to classify and reclassify any series or portfolio of Shares into one or more Classes. Information about the Trust's other series and Classes is contained in separate prospectuses.

  When issued, Shares are fully paid and non-assessable. In the event of liquidation, shareholders of each class are entitled to share pro rata in the net assets of the applicable Fund available for distribution to the shareholders of such Class. All Shares are freely transferable and have no preemptive, subscription or conversion rights. Shareholders are entitled to one vote per Share, provided that, at the option of the Trustees, shareholders will be entitled to a number of votes based upon the NAVs represented by their Shares.

  The Trust does not intend to hold annual meetings of shareholders. However, recordholders may, under certain circumstances, as permitted by the Act, communicate with other shareholders in connection with requiring a special meeting of shareholders. The Trustees will call a special meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by shareholders.

  In the interest of economy and convenience, the Trust does not issue certificates representing the Funds' Shares. Instead, the Transfer Agent maintains a record of each shareholder's ownership. Each shareholder receives confirmation of purchase and redemption orders from the Transfer Agent. Fund Shares and any dividends and distributions paid by the Fund are reflected in account statements from the Transfer Agent.

                                   TAXATION

FEDERAL TAXES

  Each Fund is treated as a separate entity for tax purposes. The CORE Large Cap Value Fund intends to elect and each other Fund has elected to be treated as a regulated investment company, and each Fund intends to continue to qualify for such treatment for each taxable year under Subchapter M of the Code. To qualify as such, a Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders. As a regulated investment company, a Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its shareholders in accordance with certain timing requirements of the Code.

  Dividends paid by a Fund from net investment income, certain net realized foreign exchange gains, the excess of net short-term capital gain over net long-term capital loss and original issue discount or market discount income will be taxable to its shareholders as ordinary income. Distributions out of the net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, of a Fund will be taxed to shareholders as long-term capital gains, regardless of the length of time a shareholder has held his or her Shares or whether such gain was reflected in the price paid for the Shares. These tax consequences will apply whether distributions are received in cash or reinvested in Shares. A Fund's dividends that are paid to its corporate shareholders and are attributable to qualifying dividends such Fund receives from U.S. domestic corporations may be eligible, in the hands of such corporate shareholders, for the corporate dividends-received deduction, subject to certain holding period requirements and debt financing limitations under the Code. Certain distributions paid by a Fund in January of a given year may be taxable to shareholders as if received the prior December 31. Shareholders will be informed annually about the amount and character of distributions received from the Funds for federal income tax purposes.

  Investors should consider the tax implications of buying Shares immediately prior to a distribution. Investors who purchase Shares shortly before the record date for a distribution will pay a per Share price that includes the value of the anticipated distribution and will be taxed on the distribution even though the distribution represents a return of a portion of the purchase price.

  Redemptions and exchanges of Shares are taxable events.

  Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on distributions, redemptions and exchanges if they fail to furnish their correct taxpayer identification number and certain certifications required by the Internal Revenue Service or if they are otherwise subject to backup withholding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty, if any) on amounts treated as ordinary dividends from the Funds.

  Each Fund may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. In general, the Funds do not anticipate that they will be eligible to pass any foreign tax credits through to their shareholders; however, the Funds may deduct these taxes in computing their taxable income, if any.

OTHER TAXES

  In addition to federal taxes, a shareholder may be subject to state, local or foreign taxes on payments received from the Funds. A state income (and possibly local income and/or intangible property) tax exemption may be available to the extent (if any) a Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. For a further discussion of certain tax consequences of investing in Shares of the Funds, see "Taxation" in the Additional Statement. Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state and local taxes as well as to any foreign taxes.


                            ADDITIONAL INFORMATION

  As used in this Prospectus, the term "Business Day" means any day the New York Stock Exchange is open for trading, which is Monday through Friday except for holidays. The New York Stock Exchange is closed on the following holidays:
New Year's Day, Martin Luther King, Jr. Day, Presidents' Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                            REPORTS TO SHAREHOLDERS


  Recordholders of Institutional Shares of the Funds will receive an annual report containing audited financial statements and a semi-annual report. To eliminate unnecessary duplication, only one copy of such reports may be sent to recordholders with the same mailing address. Recordholders who desire a duplicate copy of such reports to be mailed to their residence should contact Goldman Sachs at 800-621-2550. Each recordholder of Institutional Shares will also be provided with a printed confirmation for each transaction in its account and a quarterly account statement. A year-to-date statement for any account will be provided upon request made to Goldman Sachs. The Funds do not generally provide subaccounting services with respect to beneficial ownership of Institutional Shares.


                                   DIVIDENDS


  Each dividend from net investment income and capital gain distributions, if any, declared by a Fund on its outstanding Institutional Shares will, at the election of each shareholder, be paid: (i) in cash; or (ii) in additional Institutional Shares of such Fund. This election should initially be made on a shareholder's Account Information Form and may be changed upon written notice to Goldman Sachs at any time prior to the record date for a particular dividend or distribution. If no election is made, all dividends from net investment income and capital gain distributions will be reinvested in Institutional Shares of the applicable Fund.

  The election to reinvest dividends and distributions paid by a Fund in additional Institutional Shares of the Fund will not affect the tax treatment of such dividends and distributions, which will be treated as received by the shareholder and then used to purchase Institutional Shares of a Fund.

  Each Fund intends that all or substantially all its net investment income and net capital gains, after reduction by available capital losses, including any capital losses carried forward from prior years, will be declared as dividends for each taxable year. The Balanced, CORE Large Cap Value and Growth and Income Funds will pay dividends from net investment income quarterly. Each other Fund will pay dividends from net investment income, and dividends from net realized capital gains, reduced by available capital losses, at least annually. From time to time, a portion of a Fund's dividends may constitute a return of capital.

  At the time of an investor's purchase of Shares of a Fund, a portion of the NAV per Share may be represented by undistributed income of the Fund or realized or unrealized appreciation of the Fund's portfolio securities. Therefore, subsequent distributions on such Shares from such income or realized appreciation may be taxable to the investor even if the NAV of the investor's Shares is, as a result of the distributions, reduced below the cost of such Shares and the distributions (or portions thereof) represent a return of a portion of the purchase price.


                        PURCHASE OF INSTITUTIONAL SHARES


  Institutional Shares may be purchased on any Business Day at the NAV per Share next determined after receipt of an order. No sales load will be charged. Currently, the NAV is determined as of the close of regular trading on the New York Stock Exchange (which is normally, but not always, 3:00 p.m. Chicago time, 4:00 p.m. New York time), as described under "Net Asset Value." Purchases of Institutional Shares of the Funds must be settled within three (3) Business Days of the receipt of a complete purchase order. Payment of the proceeds of redemption of Shares purchased by check may be delayed for a period of time as described under "Redemption of Institutional Shares."

  Prior to making an initial investment in a Fund, an investor must open an account with a Fund by furnishing necessary information to the Fund or Goldman Sachs. An Account Information Form, a copy of which is attached to this Prospectus, should be used to open such an account. Subsequent purchases may be made in the manner set forth below.

PURCHASE PROCEDURES

  Purchases of Institutional Shares may be made by qualified investors by placing an order with Goldman Sachs at 800-621-2550 and either wiring federal funds to State Street Bank and Trust Company ("State Street") or initiating an ACH transfer. Purchases may also be made by check (except that the Trust will not accept a check drawn on a foreign bank or a third party check) or Federal Reserve draft made payable to "Goldman Sachs Domestic Equity Funds--Name of Fund and Class of Shares" and should be directed to "Goldman Sachs Domestic Equity Funds--Name of Fund and Class of Shares," c/o National Financial Data Services, Inc. ("NFDS"), P.O. Box 419711, Kansas City, MO 64141-6711.

MINIMUM INITIAL INVESTMENTS

  Institutional Shares of the Fund are offered to: (a) banks, trust companies or other types of depository institutions investing for their own account or on behalf of their clients; (b) pension and profit sharing plans, pension funds and other company-sponsored benefit plans; (c) any state, county, city or any instrumentality, department, authority or agency thereof; (d) corporations and other for-profit business organizations with assets of at least $100 million or publicly traded securities outstanding; (e) "wrap" accounts for the benefit of clients of broker-dealers, financial institutions or financial planners, provided that they have entered into an agreement with GSAM specifying aggregate minimums and certain operating policies and standards; and (f) registered investment advisers investing for accounts for which they receive asset-based fees. With respect to these investors, the minimum initial investment is $1,000,000 in Institutional Shares of a Fund alone or in combination with other assets under the management of GSAM and its affiliates.

  The minimum initial investment in Institutional Shares for (a) individual investors; (b) qualified non-profit organizations, charitable trusts, foundations and endowments; and (c) accounts over which GSAM or its advisory affiliates have investment discretion is $10,000,000.

  The foregoing minimum investment requirements may be waived at the discretion of the Trust's officers. In addition, the minimum investment requirement may be waived for current and former officers, partners, directors or employees of Goldman Sachs or any of its affiliates or for other investors at the discretion of the Trust's officers. No minimum amount is required for subsequent investments.

OTHER PURCHASE INFORMATION

  The Trust may authorize certain institutions (including banks, trust companies, brokers and investment advisers) that provide recordkeeping, reporting and processing services to their customers to accept on the Trust's behalf purchase, redemption and exchange orders placed by or on behalf of such customers and, if approved by the Trust, to designate other intermediaries to accept such orders. In these cases, a Fund will be deemed to have received an order in proper form by or on behalf of a customer when the order is accepted by the authorized institution or intermediary on a Business Day, and the order will be priced at a Fund's NAV per Share next determined after such acceptance. The institution or intermediary will be responsible for transmitting accepted orders to the Trust within the period agreed upon by them. A customer should contact an institution to learn whether it is authorized to accept orders for the Trust. Such institutions may receive payments from the Funds or Goldman Sachs for the services provided by them with respect to the Funds' Institutional Shares. These payments may be in addition to other servicing and/or sub-transfer agency payments borne by the Funds and their Share Classes.

  The Investment Adviser, Distributor, and/or their affiliates also pay additional compensation, from time to time, out of their assets and not as an additional charge to the Funds, to selected institutions (including banks, trust companies, brokers and investment advisers) and other persons in connection with the sale and/or servicing of Shares of the Funds and other investment portfolios of the Trust (such as additional payments based on new sales, amounts exceeding pre-established thresholds, or the length of time clients' assets have remained in the Trust), and subject to applicable NASD regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of Shares, as well as sponsor various educational programs, sales contests and/or promotions in which participants may receive reimbursement of expenses, entertainment and prizes such as travel awards, merchandise, cash, investment research and educational information and related support materials. This additional compensation may vary among institutions depending upon such factors as the amounts their clients have invested (or may invest) in particular portfolios of the Trust, the particular program involved, or the amount of reimbursable expenses. Additional compensation based on sales may, but is currently not expected to, exceed 0.50% (annualized) of the amount invested. For further information, see the Additional Statement.

  The Funds reserve the right to redeem the Institutional Shares of any shareholder of record whose account balance is less than $50 as a result of earlier redemptions. Such redemptions will not be implemented if the value of a recordholder's account falls below the minimum account balance solely as a result of market conditions. The Trust will give 60 days' prior written notice to recordholders whose Institutional Shares are being redeemed to allow them to purchase sufficient additional Institutional Shares of a Fund to avoid such redemption.

  The Funds and Goldman Sachs each reserve the right to reject any specific purchase order (including exchanges) or to restrict purchases or exchanges by a particular purchaser (or group of related purchasers). This may occur, for example, when a purchaser or group of purchasers' pattern of frequent purchases, sales or exchanges of Institutional Shares of a Fund is evident, or if purchases, sales or exchanges are, or a subsequent abrupt redemption might be, of a size that would disrupt management of a Fund.

  In the sole discretion of Goldman Sachs, a Fund may accept securities instead of cash for the purchase of Shares of the Fund. Such purchases will be permitted only if the Investment Adviser determines that any securities acquired in this manner are consistent with the Fund's investment objectives, restrictions and policies and are desirable investments for the Fund.

                               EXCHANGE PRIVILEGE


  Institutional Shares of the Fund may be exchanged for: (i) Institutional Shares of any other mutual fund sponsored by Goldman Sachs and designated as an eligible fund for this purpose; and (ii) the corresponding class of any Goldman Sachs Money Market Fund at the NAV next determined either by writing to Goldman Sachs, Attention: Goldman Sachs Domestic Equity Funds--Name of Fund and Class of Shares, c/o GSAM Shareholder Services, 4900 Sears Tower, Chicago, Illinois 60606 or, if previously elected in the Fund's Account Information Form, by telephone at 800-621-2550 (7:00 a.m. to 5:30 p.m. Chicago time). A shareholder should obtain and read the prospectus relating to any other fund and its Shares and consider its investment objective, policies and applicable fees before making an exchange. Under the telephone exchange privilege, Institutional Shares may be exchanged among accounts with different names, addresses and social security or other taxpayer identification numbers only if the exchange request is in writing and is received in accordance with the procedures set forth under "Redemption of Institutional Shares."

  In an effort to prevent unauthorized or fraudulent exchanges by telephone, Goldman Sachs employs reasonable procedures as set forth under "Redemption of Institutional Shares" to confirm that such instructions are genuine. In times of drastic economic or market changes the telephone exchange privilege may be difficult to implement. For federal income tax purposes, an exchange is treated as a sale of the Institutional Shares surrendered in the exchange on which an investor may realize a gain or loss, followed by a purchase of Institutional Shares, or the corresponding class of any Goldman Sachs Money Market Fund received in the exchange. Shareholders should consult their own tax adviser concerning the tax consequences of an exchange.

  Each exchange which represents an initial investment in a Fund must satisfy the minimum investment requirements of the Fund into which the Institutional Shares are being exchanged, except that this requirement may be waived at the discretion of the officers of the Fund. Exchanges are available only in states where exchanges may legally be made. The exchange privilege may be materially modified or withdrawn at any time on 60 days' written notice to holders of Institutional Shares and is subject to certain limitations. See "Purchase of Institutional Shares."


                       REDEMPTION OF INSTITUTIONAL SHARES


  The Funds will redeem Institutional Shares upon request of a recordholder of such Shares on any Business Day at the NAV next determined after receipt of a request in proper form by Goldman Sachs from the recordholder. (See "Purchase of Institutional Shares--Other Purchase Information" for a description of limited situations where an institution or other intermediary may be authorized to accept requests for the Funds.) If Institutional Shares to be redeemed were recently purchased by check, a Fund may delay transmittal of redemption proceeds until such time as it has assured itself that good funds have been collected for the purchase of such Institutional Shares. This may take up to 15 days. Redemption requests may be made by a shareholder of record by writing to or calling the Transfer Agent at the address or telephone number set forth on the back cover of this Prospectus. A shareholder of record may request redemptions by telephone if the optional telephone redemption privilege is elected on the Account Information Form accompanying this Prospectus. It may be difficult to implement redemptions by telephone in times of drastic economic or market changes.

  In an effort to prevent unauthorized or fraudulent redemption or exchange requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. Among other things, any redemption request that requires money to go to an account or address other than that designated on the Account Information Form must be in writing and signed by an authorized person designated on the Account Information Form. Any such written request is also confirmed by telephone with both the requesting party and the designated bank account to verify instructions. Exchanges among accounts with different names, addresses and social security or other taxpayer identification numbers must be in writing and signed by an authorized person designated on the Account Information Form. Other procedures may be implemented from time to time concerning telephone redemptions and exchanges. If reasonable procedures are not implemented, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, neither the Funds, the Trust nor Goldman Sachs will be responsible for the authenticity of redemption or exchange instructions received by telephone.

  Written requests for redemptions must be signed by each recordholder whose signature has been guaranteed by a bank, a securities broker or dealer, a credit union having authority to issue signature guarantees, a savings and loan association, a building and loan association, a cooperative bank, a federal savings bank or association, a national securities exchange, a registered securities association or a clearing agency, provided that such institution satisfies the standards established by the Transfer Agent.

  The Funds will arrange for the proceeds of redemptions effected by any means to be wired as federal funds to the bank account designated in the recordholder's Account Information Form or, if the recordholder elects in writing, by check. Redemption proceeds paid by wire transfer will normally be wired on the next Business Day in federal funds (for a total one-day delay), but may be paid up to three Business Days after receipt of a properly executed redemption request. Wiring of redemption proceeds may be delayed one additional Business Day if the Federal Reserve Bank is closed on the day redemption proceeds would originally be wired. Redemption proceeds paid by check will normally be mailed to the address of record within three Business Days of receipt of a properly executed redemption request. In order to change the bank designated on the Account Information Form to receive redemption proceeds, a written request must be received by the Transfer Agent. This request must be signature guaranteed as set forth above. Further documentation may be required for executors, trustees or corporations. Once wire transfer instructions have been given by Goldman Sachs, neither the Funds, the Trust nor Goldman Sachs assumes any further responsibility for the performance of intermediaries or the recordholder's bank in the transfer process. If a problem with such performance arises, the recordholder should deal directly with such intermediaries or bank.

  Additional documentation regarding a redemption by any means may be required to effect a redemption when deemed appropriate by Goldman Sachs. The request for such redemption will not be considered to have been received in proper form until such additional documentation has been received.

  Institutions (including banks, trust companies, brokers and investment advisers) are responsible for the timely transmittal of redemption requests by their customers to the Transfer Agent. In order to facilitate the timely transmittal of redemption requests, these institutions have established times by which redemption requests must be received by them. Additional documentation may be required when deemed appropriate by an institution.

                              --------------------

                                 APPENDIX A



   GUIDELINES FOR CERTIFICATION OF TAXPAYER IDENTIFICATION NUMBER ON ACCOUNT
                               INFORMATION FORM

  You are required by law to provide a Fund with your correct Taxpayer Identification Number (TIN), regardless of whether you file tax returns. Failure to do so may subject you to penalties. Failure to provide your correct TIN and to sign your name in the Certification section of the Account Information Form could result in withholding of 31% by a Fund for the federal backup withholding tax on distributions, redemptions, exchanges and other payments relating to your account.

  Any tax withheld may be credited against taxes owed on your federal income tax return.

  If you do not have a TIN, you should apply for one immediately by contacting your local office of the Social Security Administration or the Internal Revenue Service (IRS). Backup withholding could also apply to payments relating to your account prior to a Fund's receipt of your TIN.

  Special rules apply for certain entities. For example, for an account established under a Uniform Gifts or Transfers to Minors Act, the TIN of the minor should be furnished.

  If you have been notified by the IRS that you are subject to backup withholding because you failed to report all your interest and/or dividend income on your tax return and you have not been notified by the IRS that such withholding should cease, you must cross out item (2) in the Certification section of the Account Information Form.

  If you are an exempt recipient, you should furnish your TIN and certify your exemption by signing the Certification section and writing "exempt" after your signature. Exempt recipients include: corporations, tax-exempt pension plans and IRAs, governmental agencies, financial institutions, registered securities and commodities dealers and others.

  If you are a nonresident alien or foreign entity, you must provide a completed Form W-8 to a Fund in order to avoid backup withholding on certain payments. Other payments to you may be subject to nonresident alien withholding of up to 30%.

  For further information regarding backup and nonresident alien withholding, see Sections 3406, 1441 and 1442 of the Code and consult your tax adviser.

--------------------------------------------------------------------------------

GOLDMAN SACHS ASSET
MANAGEMENT
ONE NEW YORK PLAZA
NEW YORK, NEW YORK 10004

GOLDMAN SACHS FUNDS
MANAGEMENT, L.P.
ONE NEW YORK PLAZA
NEW YORK, NEW YORK 10004

GOLDMAN, SACHS & CO.
DISTRIBUTOR
85 BROAD STREET
NEW YORK, NEW YORK 10004

GOLDMAN, SACHS & CO.
TRANSFER AGENT
4900 SEARS TOWER
CHICAGO, ILLINOIS 60606

STATE STREET BANK AND TRUST COMPANY
CUSTODIAN
1776 HERITAGE DRIVE
NORTH QUINCY, MASSACHUSETTS 02171

ARTHUR ANDERSEN, LLP
INDEPENDENT PUBLIC ACCOUNTANTS
225 FRANKLIN STREET
BOSTON, MASSACHUSETTS 02110

TOLL FREE (IN U.S.) . . . . . . . . 800-621-2550

EQDOMPROINST
501417
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

GOLDMAN SACHS DOMESTIC
EQUITY FUNDS

--------------------------------------------------------------------------------

PROSPECTUS

INSTITUTIONAL SHARES



Goldman
Sachs

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              GOLDMAN SACHS TRUST

                      GOLDMAN SACHS DOMESTIC EQUITY FUNDS

                                Service Shares

                             ---------------------

                     Supplement dated January 20, 1999 to
                  Prospectus originally dated January 8, 1999
                      and hereby redated January 20, 1999

                    Goldman Sachs CORE Large Cap Value Fund
   Prior Performance of Similarly Advised Accounts of the Investment Adviser


                                                         CORE Large Russell 1000
                                                         Cap Value     Value
                                                         Composite     Index
                                                         ---------- ------------
1998....................................................      %           %
1997....................................................      %           %
1996....................................................      %           %
1995....................................................      %           %
1994....................................................      %           %
1993....................................................      %           %
8/1/92-12/31/92.........................................      %           %

                                                    Average Annual
                                                     Total Return
                                      ------------------------------------------
                                       One Year   3 Years    5 Years     Since
                                        ended      ended      ended    Inception
                                      12/31/1998 12/31/1998 12/31/1998 (8/1/92)
                                      ---------- ---------- ---------- ---------
CORE Large Cap Value Composite.......      %          %          %          %
Russell 1000 Value Index.............      %          %          %          %

  The preceding table sets forth the Investment Adviser's composite performance data relating to the historical performance of all discretionary private accounts managed by the Investment Adviser that have investment objectives, policies, and strategies substantially similar to the CORE Large Cap Value Fund. The information is provided to illustrate the past performance of the Investment Adviser in managing substantially similar accounts as measured against the Russell 1000 Value Index and does not represent the performance of the CORE Large Cap Value Fund. Investors should not consider this performance data as a substitute for the performance of the CORE Large Cap Value Fund nor should investors consider this data as an indication of future performance of the CORE Large Cap Value Fund or of the Investment Adviser. The Russell 1000 Value Index is unmanaged and investors cannot invest directly in the index.

  In accordance with the standards of the Association for Investment Management and Research ("AIMR"), the Investment Adviser's composite performance data was calculated on a time-weighted and asset-weighted total return basis which includes realized and unrealized gains and losses plus income. Total return performance of the CORE Large Cap Value Fund will be calculated in accordance with the regulations of the SEC. The SEC standardized average annual total return is neither time-weighted nor asset-weighted and is determined for specified periods by computing the annual percentage change in the value of an initial amount that is invested in a share class of the Fund at the maximum public offering price. Investors should be aware that the differences in methodology between AIMR and SEC requirements could result in different performance data for identical time periods.

  The actual expenses of the private accounts included in the composite were lower than the estimated expenses of the Fund. Accordingly, the performance record of the composite has been adjusted downward based on the estimated expenses of the Service Shares of the CORE Large Cap

Value Fund during its first year of operations. All returns presented reflect the reinvestment of dividends and other earnings. The private accounts are not subject to the same diversification requirements, specific tax restrictions and investment limitations imposed on the CORE Large Cap Value Fund by the Investment Company Act of 1940 and Subchapter M of the Internal Revenue Code. Consequently, the performance results of the Investment Adviser's composite could have been adversely affected if the private accounts had been regulated as investment companies under the federal securities laws.

--------------------------------------------------------------------------------

PROSPECTUS
                      GOLDMAN SACHS DOMESTIC EQUITY FUNDS

January 8, 1999                  SERVICE SHARES


GOLDMAN SACHS BALANCED FUND         GOLDMAN SACHS CORE SMALL CAP
 Seeks long-term capital growth     EQUITY FUND
 and current income through in-       Seeks long-term growth of capital
 vestments in equity and fixed-       through a broadly diversified portfolio
 income securities.                   of equity securities of U.S. issuers
                                      which are included in the Russell 2000
GOLDMAN SACHS GROWTH AND INCOME       Index at the time of investment.
FUND
 Seeks long-term growth of cap-     GOLDMAN SACHS CAPITAL GROWTH FUND
 ital and growth of income            Seeks long-term growth of capital
 through investments in equity        through diversified investments in eq-
 securities that are considered       uity securities of companies that are
 to have favorable prospects          considered to have long-term capital ap-
 for capital appreciation             preciation potential.
 and/or dividend paying abili-
 ty.                                GOLDMAN SACHS MID CAP EQUITY FUND
                                      Seeks long-term capital appreciation
GOLDMAN SACHS CORE LARGE CAP          primarily through investments in equity
VALUE FUND                            securities of companies with public
 Seeks long-term growth of            stock market capitalizations within the
 capital and dividend income          range of the market capitalization of
 through a broadly diversified        companies constituting the Russell
 portfolio of equity securities       Midcap Index at the time of investment
 of large cap U.S. issuers that       (currently between $400 million and $16
 are selling at low to modest         billion).
 valuations relative to general
 market measures and that are       GOLDMAN SACHS SMALL CAP VALUE FUND
 expected to have favorable           Seeks long-term capital growth through
 prospects for capital                investments in equity securities of com-
 appreciation and/or dividend-        panies with public stock market capital-
 paying ability.                      izations of $1 billion or less at the
                                      time of investment.
GOLDMAN SACHS CORE U.S. EQUITY
FUND
 Seeks long-term growth of cap-
 ital and dividend income
 through a broadly diversified
 portfolio of large cap and
 blue chip equity securities
 representing all major sectors
 of the U.S. economy.

GOLDMAN SACHS CORE LARGE CAP
GROWTH FUND
 Seeks long-term growth of
 capital through a broadly
 diversified portfolio of
 equity securities of large cap
 U.S. issuers that are expected
 to have better prospects for
 earnings growth than the
 growth rate of the general
 domestic economy. Dividend
 income is a secondary
 consideration.

                                 -------------

SERVICE SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
A CRIMINAL OFFENSE.
                                                        (continued on next page)

(cover continued)

  Goldman Sachs Asset Management ("GSAM"), New York, New York, a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as investment adviser to the Balanced, Growth and Income, CORE Large Cap Value, CORE Large Cap Growth, CORE Small Cap Equity, Mid Cap Equity and Small Cap Value (formerly "Small Cap Equity") Funds. Goldman Sachs Funds Management, L.P. ("GSFM"), New York, New York, an affiliate of Goldman Sachs, serves as investment adviser to the CORE U.S. Equity (formerly the "Select Equity Fund") and Capital Growth Funds. GSAM and GSFM are each referred to in this Prospectus as the "Investment Adviser." Goldman Sachs serves as each Fund's distributor and transfer agent.

  This Prospectus provides information about Goldman Sachs Trust (the "Trust") and the Funds that a prospective investor should understand before investing. This Prospectus should be retained for future reference. A Statement of Additional Information (the "Additional Statement"), dated January 8 1999, containing further information about the Trust and the Funds which may be of interest to investors, has been filed with the Securities and Exchange Commission ("SEC"), is incorporated herein by reference in its entirety, and may be obtained without charge from Service Organizations (as defined herein), or Goldman Sachs by calling the telephone number, or writing to one of the addresses, listed on the back cover of this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the Additional Statement and other information regarding the Trust.

                               TABLE OF CONTENTS

                                     PAGE
                                     ----
Fund Highlights....................    3
Fees and Expenses..................    7
Financial Highlights...............    9
Investment Objectives and Policies.   17
Description of Securities..........   22
Investment Techniques..............   28
Risk Factors.......................   32
Investment Restrictions............   34
Portfolio Turnover.................   34
Management.........................   34
Expenses...........................   39
Net Asset Value....................   40

                               PAGE
                               ----
Performance Information.......  40
Shares of the Trust...........  41
Taxation......................  42
Additional Information........  43
Additional Services...........  44
Reports to Shareholders.......  44
Dividends.....................  45
Purchase of Service Shares....  45
Exchange Privilege............  47
Redemption of Service Shares..  47
Appendix A.................... A-1

                                FUND HIGHLIGHTS

   The following is intended to highlight certain information and is qualified in its entirety by the more detailed information contained in this Prospectus.

  WHAT IS THE GOLDMAN SACHS TRUST?


   The Goldman Sachs Trust is an open-end management investment company that offers its shares ("Shares") in several investment funds (commonly known as mutual funds (the "Funds")). Each Fund pools the monies of investors by selling its Shares to the public and investing these monies in a portfolio of securities designed to achieve that Fund's stated investment objectives.

  WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS?


   Each Fund has distinct investment objectives and policies. There can be no assurance that a Fund's objectives will be achieved. Each Fund is a "diversified open-end management company" as defined in the Investment Company Act of 1940, as amended (the "Act"). For a further description of each Fund's investment objectives and policies, see "Investment Objectives and Policies," "Description of Securities" and "Investment Techniques."

--------------------------------------------------------------------------------

                INVESTMENT
 FUND NAME      OBJECTIVES               INVESTMENT CRITERIA                BENCHMARK
 ---------   ---------------    ------------------------------------    ----------------
 BALANCED    Long-term         Between 45% and 65% of total assets in   Lehman Aggregate
 FUND        capital growth    equity securities and at least 25% in    Bond Index and
             and current       fixed-income senior securities.          the Standard &
             income.                                                    Poor's Index of
                                                                        500 Common
                                                                        Stocks (the "S&P
                                                                        500 Index")
----------------------------------------------------------------------------------------
 GROWTH AND  Long-term growth  At least 65% of total assets in equity   S&P 500 Index
 INCOME FUND of capital and    securities that the Investment Adviser
             growth of         considers to have favorable prospects
             income.           for capital appreciation and/or
                               dividend-paying ability.
----------------------------------------------------------------------------------------
 CORE LARGE  Long-term growth  At least 90% of total assets in equity   Russell 1000
 CAP VALUE   of capital and    securities of U.S. issuers, including    Value
 FUND        dividend income.  certain foreign issuers traded in the    Index
                               U.S. The Fund seeks to achieve its
                               objective through a broadly diversified
                               portfolio of equity securities of large
                               cap U.S. issuers that are selling at
                               low to modest valuations relative to
                               general market measures such as
                               earnings, book value and other
                               fundamental accounting measures, and
                               that are expected to have favorable
                               prospects for capital appreciation
                               and/or dividend-paying ability. The
                               Fund's investments are selected using
                               both a variety of quantitative
                               techniques and fundamental research in
                               seeking to maximize the Fund's expected
                               return, while maintaining risk, style,
                               capitalization and industry
                               characteristics similar to the Russell
                               1000 Value Index.

--------------------------------------------------------------------------------

                INVESTMENT
 FUND NAME      OBJECTIVES               INVESTMENT CRITERIA                BENCHMARK
 ---------   ----------------     -----------------------------------   -------------
 CORE U.S.   Long-term growth  At least 90% of total assets in equity   S&P 500 Index
 EQUITY FUND of capital and    securities of U.S. issuers, including
             dividend income.  certain foreign issuers in the U.S. The
                               Fund seeks to achieve its objective
                               through a broadly diversified portfolio
                               of large cap and blue chip equity
                               securities representing all major
                               sectors of the U.S. economy. The Fund's
                               investments are selected using both a
                               variety of quantitative techniques and
                               fundamental research in seeking to
                               maximize the Fund's expected return,
                               while maintaining risk, style,
                               capitalization and industry
                               characteristics similar to the S&P 500
                               Index.
--------------------------------------------------------------------------------------
 CORE LARGE  Long-term growth  At least 90% of total assets in equity   Russell 1000
 CAP GROWTH  of capital.       securities of U.S. issuers, including    Growth Index
 FUND        Dividend income   certain foreign issuers traded in the
             is a secondary    U.S. The Fund seeks to achieve its
             consideration.    objective through a broadly diversified
                               portfolio of equity securities of large
                               cap U.S. issuers that are expected to
                               have better prospects for earnings
                               growth than the growth rate of the
                               general domestic economy. The Fund's
                               investments are selected using both a
                               variety of quantitative techniques and
                               fundamental research in seeking to
                               maximize the Fund's expected return,
                               while maintaining risk, style,
                               capitalization and industry
                               characteristics similar to the Russell
                               1000 Growth Index.
--------------------------------------------------------------------------------------
 CORE SMALL  Long-term growth  At least 90% of total assets in equity   Russell 2000
 CAP EQUITY  of capital.       securities of U.S. issuers, including    Index
 FUND                          certain foreign issuers traded in the
                               U.S. The Fund seeks to achieve its
                               investment objective through a broadly
                               diversified portfolio of equity
                               securities of U.S. issuers which are
                               included in the Russell 2000 Index at
                               the time of investment. The Fund's
                               investments are selected using both a
                               variety of quantitative techniques and
                               fundamental research in seeking to
                               maximize the Fund's expected return,
                               while maintaining risk, style,
                               capitalization and industry
                               characteristics similar to the Russell
                               2000 Index.
--------------------------------------------------------------------------------------
 CAPITAL     Long-term         At least 90% of total assets in a        S&P 500 Index
 GROWTH FUND capital growth.   diversified portfolio of equity
                               securities. The Investment Adviser
                               considers long-term capital
                               appreciation potential in selecting
                               investments.
--------------------------------------------------------------------------------------
 MID CAP     Long-term         At least 65% of total assets in          Russell Midcap
 EQUITY FUND capital           equity securities of companies with      Index
             appreciation.     public stock market capitalizations
                               within the range of the market
                               capitalization of companies
                               constituting the Russell Midcap Index
                               at the time of investment (currently
                               between $400 million and $16 billion)
                               ("Mid-Cap Companies").
--------------------------------------------------------------------------------------
 SMALL CAP   Long-term         At least 65% of total assets in equity   Russell 2000
 VALUE FUND  capital growth.   securities of companies with public
                               stock market capitalizations of $1
                               billion or less at the time of
                               investment.
--------------------------------------------------------------------------------------

 WHAT ARE THE RISK FACTORS AND SPECIAL CHARACTERISTICS THAT I SHOULD CONSIDER BEFORE INVESTING?


  Each Fund's Share price will fluctuate with market, economic and, to the extent applicable, foreign exchange conditions, so that an investment in any of the Funds may be worth more or less when redeemed than when purchased. None of the Funds should be relied upon as a complete investment program. There can be no assurance that a Fund's investment objectives will be achieved. See "Risk Factors."

  Risks of Investing in Small Capitalization Companies. To the extent that a Fund invests in the securities of small market capitalization companies, the Fund may be exposed to a higher degree of risk and price volatility. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price.

  Foreign Risks. Investments in securities of foreign issuers and currencies involve risks that are different from those associated with investments in domestic securities. The risks associated with foreign investments and currencies include changes in relative currency exchange rates, political and economic developments, the imposition of exchange controls, confiscation and other governmental restrictions. Generally, there is less availability of data on foreign companies and securities markets as well as less regulation of foreign stock exchanges, brokers and issuers. A Fund's investments in emerging markets and countries ("Emerging Countries") involves greater risks than investments in the developed countries of Western Europe, the United States, Canada, Australia, New Zealand and Japan.

  Other. A Fund's use of certain investment techniques, including derivatives, forward contracts, options and futures, will subject the Fund to greater risk than funds that do not employ such techniques.

 WHO MANAGES THE FUNDS?


  Goldman Sachs Asset Management serves as Investment Adviser to the Balanced, Growth and Income, CORE Large Cap Value, CORE Large Cap Growth, CORE Small Cap Equity, Mid Cap Equity and Small Cap Value Funds. Goldman Sachs Funds Management, L.P. serves as Investment Adviser to the CORE U.S. Equity and Capital Growth Funds. As of November 20, 1998, the Investment Adviser, together with its affiliates, acted as investment adviser or distributor for assets in excess of $188 billion.

 WHO DISTRIBUTES THE FUNDS' SHARES?


  Goldman Sachs acts as distributor of each Fund's Shares (the "Distributor").

 WHAT IS THE MINIMUM INVESTMENT?


  The Funds do not have any minimum purchase or account requirements with respect to Service Shares. A Service Organization may, however, impose a minimum amount for initial and subsequent investments in Service Shares, and may establish other requirements such as a minimum account balance.

 HOW DO I PURCHASE SERVICE SHARES?


  Customers of Service Organizations may invest in Service Shares only through their Service Organizations. Service Shares of a Fund are purchased at the current net asset value ("NAV") without any sales load. See "Purchase of Service Shares."

  ADDITIONAL SERVICES. The Trust, on behalf of the Funds, has adopted a Service Plan with respect to the Service Shares which authorizes a Fund to compensate Service Organizations for providing account administration and shareholder liaison services to their customers who are the beneficial owners of such Shares. The Trust, on behalf of the Funds, will enter into agreements with each Service Organization which will provide for compensation to the Service Organization in an amount up to 0.50% (on an annualized basis) of the average daily net assets of the Service Shares of the Funds attributable to or held in the name of the Service Organization for its customers. See "Additional Services."

 HOW DO I SELL MY SERVICE SHARES?


  You may redeem Service Shares upon request on any Business Day, as defined under "Additional Information," at the NAV next determined after receipt of such request in proper form. See "Redemption of Service Shares."

 HOW DO I RECEIVE DIVIDENDS AND DISTRIBUTIONS?


                                       INVESTMENT INCOME DIVIDENDS CAPITAL GAINS
FUND                                        DECLARED AND PAID      DISTRIBUTIONS
----                                        -----------------      -------------
Balanced..............................          Quarterly            Annually
Growth and Income.....................          Quarterly            Annually
CORE Large Cap Value..................          Quarterly            Annually
CORE U.S. Equity......................           Annually            Annually
CORE Large Cap Growth.................           Annually            Annually
CORE Small Cap Equity.................           Annually            Annually
Capital Growth........................           Annually            Annually
Mid Cap Equity........................           Annually            Annually
Small Cap Value.......................           Annually            Annually

  Recordholders of Service Shares may receive dividends and distributions in additional Service Shares of the Fund in which they have invested or may elect to receive them in cash. For further information concerning dividends and distributions, see "Dividends."

                               FEES AND EXPENSES
                               (SERVICE SHARES)


                                          CORE           CORE   CORE
                                   GROWTH LARGE   CORE  LARGE  SMALL           MID   SMALL
                                    AND    CAP    U.S.   CAP    CAP   CAPITAL  CAP    CAP
                          BALANCED INCOME VALUE  EQUITY GROWTH EQUITY GROWTH  EQUITY VALUE
                            FUND    FUND  FUND    FUND   FUND   FUND   FUND    FUND  FUND
                          -------- ------ -----  ------ ------ ------ ------- ------ -----
SHAREHOLDER TRANSACTION
EXPENSES:
 Maximum Sales Charge
  Imposed on Purchases..    None    None  None    None   None   None   None    None  None
 Maximum Sales Charge
  Imposed on Reinvested
  Dividends.............    None    None  None    None   None   None   None    None  None
 Redemption Fees........    None    None  None    None   None   None   None    None  None
 Exchange Fees..........    None    None  None    None   None   None   None    None  None
ANNUAL FUND OPERATING
 EXPENSES: (as a
 percentage of average
 daily net assets)/1/
 Management Fees (after
  waivers and
  reimbursements)/2/....    0.65%   0.70% 0.60%   0.70%  0.60%  0.85%  1.00%   0.75% 1.00%
 Service Fees/3/........    0.50%   0.50% 0.50%   0.50%  0.50%  0.50%  0.50%   0.50% 0.50%
 Other Expenses (after
  waivers and reimburse-
  ments)/4/.............    0.05%   0.09% 0.04%   0.04%  0.04%  0.08%  0.04%   0.14% 0.10%
                            ----    ----  ----    ----   ----   ----   ----    ----  ----
TOTAL FUND OPERATING
 EXPENSES (AFTER WAIVERS
 AND
 REIMBURSEMENTS)/5/.....    1.20%   1.29% 1.14%   1.24%  1.14%  1.43%  1.54%   1.39% 1.60%
                            ====    ====  ====    ====   ====   ====   ====    ====  ====

---------------------
/1/ The Funds' annual operating expenses have been restated to reflect fees and expenses in effect as of September 1, 1998, except for the CORE Large Cap Value Fund which are based on estimated amounts for the current fiscal year.
/2/ The Investment Adviser has voluntarily agreed not to impose a portion of the management fee on the CORE U.S. Equity and CORE Large Cap Growth Funds equal to 0.05% and 0.15%, respectively. Without such limitations, management fees would be 0.75% of each Fund's average daily net assets.
/3/ Service Organizations may charge other fees to their customers who are beneficial owners of Service Shares in connection with their customer accounts.
/4/ The Investment Adviser has voluntarily agreed to reduce or limit certain other expenses (excluding management fees, service fees, transfer agency fees (equal to 0.04% of the average daily net assets of each Fund's Service Shares), taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) for each Fund to the extent such expenses exceed the following percentages of average daily net assets:

                                                                         OTHER
                                                                        EXPENSES
                                                                        --------
      Balanced.........................................................  0.01%
      Growth and Income................................................  0.05%
      CORE Large Cap Value.............................................  0.00%
      CORE U.S. Equity.................................................  0.00%
      CORE Large Cap Growth............................................  0.00%
      CORE Small Cap Equity............................................  0.04%
      Capital Growth...................................................  0.00%
      Mid Cap Equity...................................................  0.10%
      Small Cap Value..................................................  0.06%

/5/ Without the limitations described above, "Other Expenses" and "Total
    Operating Expenses" of the Service Shares of the Funds would be as set forth below:

                                                                         TOTAL
                                                               OTHER   OPERATING
                                                              EXPENSES EXPENSES
                                                              -------- ---------
      Balanced ..............................................  0.28%     1.43%
      Growth and Income......................................  0.12%     1.32%
      CORE Large Cap Value...................................  0.56%     1.66%
      CORE U.S. Equity.......................................  0.12%     1.37%
      CORE Large Cap Growth..................................  0.22%     1.47%
      CORE Small Cap Equity..................................  0.48%     1.83%
      Capital Growth.........................................  0.10%     1.60%
      Mid Cap Equity.........................................  0.16%     1.41%
      Small Cap Value........................................  0.13%     1.63%

EXAMPLE:                                       1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------                                       ------ ------- ------- --------
You would pay the following expenses on a hy-
 pothetical $1,000 investment, assuming (1) a
 5% annual return and (2) redemption at the
 end of each time period:
Balanced......................................  $12     $38     $66     $145
Growth and Income.............................   13      41      71      156
CORE Large Cap Value..........................   12      36     N/A      N/A
CORE U.S. Equity..............................   13      39      68      150
CORE Large Cap Growth.........................   12      36      63      139
CORE Small Cap Equity.........................   15      45      78      171
Capital Growth................................   16      49      84      183
Mid Cap Equity................................   14      44      76      167
Small Cap Value...............................   16      50      87      190

  The Investment Adviser and Goldman Sachs may modify or discontinue any of the limitations set forth above in the future at their discretion. The information set forth in the foregoing table and hypothetical example relates only to Service Shares of the Funds. Each Fund also offers Institutional Shares and Class A, Class B and Class C Shares, which are subject to different fees and expenses (which affect performance), have different minimum investment requirements and are entitled to different services. Information regarding Institutional, Class A, Class B and Class C Shares may be obtained from an investor's sales representative or from Goldman Sachs by calling the number on the back of this Prospectus.

  In addition to the compensation itemized above, certain Service Organizations may receive other compensation in connection with the sale and distribution of Service Shares or for services to their customers' accounts and/or the Funds. For additional information regarding such compensation, see "Purchase of Service Shares" in this Prospectus and the Additional Statement.

  The purpose of the foregoing table is to assist investors in understanding the various fees and expenses of a Fund that an investor will bear directly or indirectly. The information on the fees and expenses included in the table and hypothetical example above is based on each Fund's fees and expenses (actual or estimated) and should not be considered as representative of future expenses. Actual fees and expenses may be greater or less than those indicated. Moreover, while the example assumes a 5% annual return, a Fund's actual performance will vary and may result in an actual return greater or less than 5%. See "Management--Investment Advisers" and "Additional Services."

                             FINANCIAL HIGHLIGHTS


         SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  The following data for the years and periods ended on or before January 31, 1998 have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report incorporated by reference into the Additional Statement from the Annual Report to shareholders of the Funds for the year ended January 31, 1998 (the "Annual Report"). This information should be read in conjunction with the financial statements and related notes incorporated by reference and attached to the Additional Statement. The Annual Report also contains performance information and is available upon request and without charge by calling the telephone number or writing to one of the addresses on the back cover of this Prospectus. Information for the period ended July 31, 1998 has not been audited. During the periods shown, the Trust did not offer Shares of the CORE Large Cap Value Fund. Accordingly, there are no financial highlights for this Fund.

-------------------------------------------------------------------------------

                                   INCOME FROM
                            INVESTMENT OPERATIONS(E)            DISTRIBUTIONS TO SHAREHOLDERS
                           --------------------------- ------------------------------------------------
                                        NET REALIZED
                                       AND UNREALIZED
                                       GAIN (LOSS) ON                                      IN EXCESS OF
                                        INVESTMENT,                            FROM NET    NET REALIZED     NET
                 NET ASSET              FUTURES AND       FROM    IN EXCESS  REALIZED GAIN   GAIN ON     INCREASE   NET ASSET
                  VALUE,      NET     FOREIGN CURRENCY    NET       OF NET   ON INVESTMENT  INVESTMENT  (DECREASE)   VALUE,
                 BEGINNING INVESTMENT     RELATED      INVESTMENT INVESTMENT  AND FUTURES  AND FUTURES    IN NET     END OF
                 OF PERIOD   INCOME     TRANSACTIONS     INCOME     INCOME   TRANSACTIONS  TRANSACTIONS ASSET VALUE  PERIOD
                 --------- ---------- ---------------- ---------- ---------- ------------- ------------ ----------- ---------
                                                                                                               BALANCED FUND
-----------------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31 (UN-
AUDITED),
-------------------------------------
1998--Class A
Shares..........  $20.29     $0.29         $(0.21)       $(0.28)    $  --       $  --         $  --       $(0.20)    $20.09
1998--Class B
Shares..........   20.20      0.20          (0.20)        (0.21)       --          --            --        (0.21)     19.99
1998--Class C
Shares..........   20.17      0.20          (0.21)        (0.21)       --          --            --        (0.22)     19.95
1998--Institu-
tional Shares...   20.29      0.32          (0.21)        (0.31)       --          --            --        (0.20)     20.09
1998--Service
Shares..........   20.28      0.26          (0.21)        (0.25)       --          --            --        (0.20)     20.08
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares..........   18.78      0.57           2.66         (0.56)       --        (1.16)          --         1.51      20.29
1998--Class B
Shares..........   18.73      0.50           2.57         (0.42)     (0.02)      (1.16)          --         1.47      20.20
1998--Class C
Shares(b).......   21.10      0.25           0.24         (0.22)     (0.04)      (0.64)        (0.52)      (0.93)     20.17
1998--Institu-
tional
Shares(b).......   21.18      0.26           0.32         (0.23)     (0.08)      (0.45)        (0.71)      (0.89)     20.29
1998--Service
Shares(b).......   21.18      0.22           0.32         (0.22)     (0.06)      (0.72)        (0.44)      (0.90)     20.28
-----------------------------------------------------------------------------------------------------------------------------
1997--Class A
Shares..........   17.31      0.66           2.47         (0.66)       --        (1.00)          --         1.47      18.78
1997--Class B
Shares(b).......   17.46      0.42           2.34         (0.42)     (0.07)      (1.00)          --         1.27      18.73
-----------------------------------------------------------------------------------------------------------------------------
1996--Class A
Shares..........   14.22      0.51           3.43         (0.50)       --        (0.35)          --         3.09      17.31
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1995--Class A
Shares(b).......   14.18      0.10           0.02         (0.08)       --          --            --         0.04      14.22
                                                                                   RATIOS ASSUMING
                                                                                 NO VOLUNTARY WAIVER
                                                                                      OF FEES OR
                                                                                 EXPENSE LIMITATIONS
                                                                               -------------------------
                                                                   RATIO OF                  RATIO OF
                                             NET      RATIO OF        NET                       NET
                                          ASSETS AT      NET      INVESTMENT    RATIO OF    INVESTMENT
                             PORTFOLIO      END OF   EXPENSES TO   INCOME TO    EXPENSES   INCOME (LOSS)
                   TOTAL     TURNOVER       PERIOD   AVERAGE NET  AVERAGE NET  TO AVERAGE   TO AVERAGE
                 RETURN(A)    RATE(F)     (IN 000'S)   ASSETS       ASSETS     NET ASSETS   NET ASSETS
                 ----------- ------------ ---------- ------------ ------------ ----------- -------------
-----------------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31 (UN-
AUDITED),
-------------------------------------
1998--Class A
Shares..........    0.34%(d)   69.31%(d)   $191,408     1.00%(c)     2.86%(c)     1.45%(c)      2.41%(c)
1998--Class B
Shares..........   (0.04)(d)   69.31(d)      38,923     1.75(c)      2.11(c)      1.95(c)       1.91(c)
1998--Class C
Shares..........   (0.08)(d)   69.31(d)      15,693     1.75(c)      2.12(c)      1.95(c)       1.92(c)
1998--Institu-
tional Shares...    0.45(d)    69.31(d)       8,646     0.75(c)      3.11(c)      0.95(c)       2.91(c)
1998--Service
Shares..........    0.26(d)    69.31(d)         447     1.25(c)      2.51(c)      1.45(c)       2.31(c)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares..........   17.54      190.43        163,636     1.00         2.94         1.57          2.37
1998--Class B
Shares..........   16.71      190.43         23,639     1.76         2.14         2.07          1.83
1998--Class C
Shares(b).......    2.49(d)   190.43          8,850     1.77(c)      2.13(c)      2.08(c)       1.82(c)
1998--Institu-
tional
Shares(b).......    2.93(d)   190.43          8,367     0.76(c)      3.13(c)      1.07(c)       2.82(c)
1998--Service
Shares(b).......    2.66(d)   190.43             16     1.26(c)      2.58(c)      1.57(c)       2.27(c)
-----------------------------------------------------------------------------------------------------------------------------
1997--Class A
Shares..........   18.59      208.11         81,410     1.00         3.76         1.77          2.99
1997--Class B
Shares(b).......   16.22(d)   208.11          2,110     1.75(c)      2.59(c)      2.27(c)       2.07(c)
-----------------------------------------------------------------------------------------------------------------------------
1996--Class A
Shares..........   28.10      197.10         50,928     1.00         3.65         1.90          2.75
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1995--Class A
Shares(b).......    0.87(d)    14.71          7,510     1.00(c)      3.39(c)      8.29(c)      (3.90)(c)

-------------------------------------------------------------------------------
(a) Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
(b) Class A and Class B Share activity commenced on October 12, 1994 and May
    1, 1996, respectively. Class C, Institutional and Service Share activity commenced on August 15, 1997.
(c) Annualized.
(d) Not annualized.
(e) Includes the balancing effect of calculating per Share amounts.
(f) Includes the effect of mortgage dollar roll transactions.

                                 INCOME (LOSS)
                                FROM INVESTMENT
                                 OPERATIONS(E)                 DISTRIBUTIONS TO SHAREHOLDERS
                           -------------------------- ------------------------------------------------
                                            NET                                           IN EXCESS OF
                                        REALIZED AND                          FROM NET    NET REALIZED                 NET
                 NET ASSET    NET        UNREALIZED      FROM    IN EXCESS  REALIZED GAIN   GAIN ON                 INCREASE
                  VALUE,   INVESTMENT  GAIN (LOSS) ON    NET       OF NET   ON INVESTMENT  INVESTMENT  ADDITIONAL  (DECREASE)
                 BEGINNING   INCOME     INVESTMENTS   INVESTMENT INVESTMENT  AND FUTURES  AND FUTURES   PAID-IN      IN NET
                 OF PERIOD   (LOSS)     AND FUTURES     INCOME     INCOME   TRANSACTIONS  TRANSACTIONS  CAPITAL    ASSET VALUE
                 --------- ----------  -------------- ---------- ---------- ------------- ------------ ----------  -----------
                                                                                              GROWTH AND INCOME FUND
------------------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31 (UNAUDITED),
---------------------------------------------
1998--Class A
Shares..........  $25.93     $0.09         $(0.41)      $(0.08)    $  --        $ --         $  --       $ --        $(0.40)
1998--Class B
Shares..........   25.73       --           (0.41)         --         --          --            --         --         (0.41)
1998--Class C
Shares..........   25.70      0.01          (0.43)       (0.01)       --          --            --         --         (0.43)
1998--
Institutional
Shares..........   25.95      0.13          (0.40)       (0.13)       --          --            --         --         (0.40)
1998--Service
Shares..........   25.92      0.07          (0.39)       (0.07)       --          --            --         --         (0.39)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares..........   23.18      0.11           5.27        (0.11)       --        (2.52)          --         --          2.75
1998--Class B
Shares..........   23.10      0.04           5.14          --       (0.03)      (2.45)        (0.07)       --          2.63
1998--Class C
Shares(b).......   28.20     (0.01)          0.06          --       (0.03)      (1.42)        (1.10)       --         (2.50)
1998--
Institutional
Shares..........   23.19      0.27           5.23        (0.22)       --        (0.24)        (2.28)       --          2.76
1998--Service
Shares..........   23.17      0.14           5.23        (0.06)     (0.04)      (2.52)          --         --          2.75
------------------------------------------------------------------------------------------------------------------------------
1997--Class A
Shares..........   19.98      0.35           5.18        (0.35)     (0.01)      (1.97)          --         --          3.20
1997--Class B
Shares(b).......   20.82      0.17           4.31        (0.17)     (0.06)      (1.97)          --         --          2.28
1997--
Institutional
Shares(b).......   21.25      0.29           3.96        (0.30)     (0.04)      (1.97)          --         --          1.94
1997--Service
Shares(b).......   20.71      0.28           4.50        (0.28)     (0.07)      (1.97)          --         --          2.46
------------------------------------------------------------------------------------------------------------------------------
1996--Class A
Shares..........   15.80      0.33           4.75        (0.30)       --        (0.60)          --         --          4.18
------------------------------------------------------------------------------------------------------------------------------
1995--Class A
Shares..........   15.79      0.20(f)        0.30(f)     (0.20)     (0.07)      (0.33)          --        0.11(f)      0.01
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1994--Class A
Shares(b).......   14.18      0.15           1.68        (0.15)     (0.01)      (0.06)          --         --          1.61
                                                                                                RATIOS ASSUMING
                                                                                              NO VOLUNTARY WAIVER
                                                                                                  OF FEES OR
                                                                                              EXPENSE LIMITATIONS
                                                                                           --------------------------
                                                                                 RATIO
                                                                                OF NET                      RATIO
                                                        NET        RATIO      INVESTMENT                   OF NET
                 NET ASSET                           ASSETS AT    OF NET     INCOME (LOSS)    RATIO      INVESTMENT
                  VALUE,                PORTFOLIO      END OF   EXPENSES TO   TO AVERAGE   OF EXPENSES  INCOME (LOSS)
                  END OF     TOTAL      TURNOVER       PERIOD   AVERAGE NET       NET      TO AVERAGE    TO AVERAGE
                  PERIOD   RETURN(A)      RATE       (IN 000S)    ASSETS        ASSETS     NET ASSETS    NET ASSETS
                 --------- ------------ ------------ ---------- ------------ ------------- ------------ -------------
------------------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31 (UNAUDITED),
---------------------------------------------
1998--Class A
Shares..........  $25.53     (1.26)%(d)   37.78%(d)  $1,356,662    1.22%(c)       0.64%(c)    1.38%(c)       0.48%(c)
1998--Class B
Shares..........   25.32     (1.59)(d)    37.78(d)      416,520    1.88(c)       (0.03)(c)    1.88(c)       (0.03)(c)
1998--Class C
Shares..........   25.27     (1.63)(d)    37.78(d)       63,080    1.88(c)       (0.03)(c)    1.88(c)       (0.03)(c)
1998--
Institutional
Shares..........   25.55     (1.07)(d)    37.78(d)      192,094    0.80(c)        1.06(c)     0.80(c)        1.06(c)
1998--Service
Shares..........   25.53     (1.26)(d)    37.78(d)       12,338    1.30(c)        0.57(c)     1.30(c)        0.57(c)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares..........   25.93     23.71        61.95       1,216,582    1.25           0.43        1.42           0.26
1998--Class B
Shares..........   25.73     22.87        61.95         307,815    1.94          (0.35)       1.94          (0.35)
1998--Class C
Shares(b).......   25.70      0.51(d)     61.95          31,686    1.99(c)       (0.48)(c)    1.99(c)       (0.48)(c)
1998--
Institutional
Shares..........   25.95     24.24        61.95          36.225    0.83           0.76        0.83           0.76
1998--Service
Shares..........   25.92     23.63        61.95           8,893    1.32           0.32        1.32           0.32
------------------------------------------------------------------------------------------------------------------------------
1997--Class A
Shares..........   23.18     28.42        53.03         615,103    1.22           1.60        1.43           1.39
1997--Class B
Shares(b).......   23.10     22.23(d)     53.03          17,346    1.93(c)        0.15(c)     1.93(c)        0.15(c)
1997--
Institutional
Shares(b).......   23.19     20.77(d)     53.03             193    0.82(c)        1.36(c)     0.82(c)        1.36(c)
1997--Service
Shares(b).......   23.17     23.87(d)     53.03           3,174    1.32(c)        0.94(c)     1.32(c)        0.94(c)
------------------------------------------------------------------------------------------------------------------------------
1996--Class A
Shares..........   19.98     32.45        57.93         436,757    1.20           1.67        1.45           1.42
------------------------------------------------------------------------------------------------------------------------------
1995--Class A
Shares..........   15.80      3.97        71.80         193,772    1.25           1.28        1.58           0.95
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1994--Class A
Shares(b).......   15.79     13.08(d)    102.23          41,528    1.25(c)        1.23(c)     3.24(c)       (0.76)(c)

-------------------------------------------------------------------------------
(a) Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
(b) Class A, Class B, Class C, Institutional and Service Share activity commenced on February 5, 1993, May 1, 1996, August 15, 1997, June 3, 1996 and March 6, 1996, respectively.
(c) Annualized.
(d) Not annualized.
(e) Includes the balancing effect of calculating per Share amounts.
(f) Calculated based on the average Shares outstanding methodology.

                                  INCOME FROM                       DISTRIBUTIONS TO
                           INVESTMENT OPERATIONS(E)                   SHAREHOLDERS
                           ------------------------- -----------------------------------------------
                                                                             FROM NET   IN EXCESS OF    NET
                                       NET REALIZED                          REALIZED   NET REALIZED INCREASE/   NET
                 NET ASSET    NET     AND UNREALIZED            IN EXCESS    GAIN ON      GAIN ON    (DECREASE) ASSET
                  VALUE,   INVESTMENT GAIN (LOSS) ON  FROM NET    OF NET    INVESTMENT   INVESTMENT    IN NET   VALUE,
                 BEGINNING   INCOME    INVESTMENTS   INVESTMENT INVESTMENT AND FUTURES  AND FUTURES    ASSET    END OF   TOTAL
                 OF PERIOD   (LOSS)    AND FUTURES     INCOME     INCOME   TRANSACTIONS TRANSACTIONS   VALUE    PERIOD RETURN(A)
                 --------- ---------- -------------- ---------- ---------- ------------ ------------ ---------- ------ ---------
                                                                                               CORE U.S. EQUITY FUND
----------------------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31 (UN-
AUDITED),
-------------------------------------
1998--Class A
Shares..........  $26.59     $0.03        $3.61        $  --      $   --      $  --        $   --      $3.64    $30.23   13.69%(d)
1998--Class B
Shares..........   26.32     (0.04)        3.58           --          --         --            --       3.54     29.86   13.45(d)
1998--Class C
Shares..........   26.24     (0.04)        3.56           --          --         --            --       3.52     29.76   13.41(d)
1998--Institu-
tional Shares...   26.79      0.10         3.66           --          --         --            --       3.76     30.55   14.04(d)
1998--Service
Shares..........   26.53      0.05         3.60           --          --         --            --       3.65     30.18   13.76(d)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares..........   23.32      0.11         5.63        (0.12)         --      (2.35)           --       3.27     26.59   24.96
1998--Class B
Shares..........   23.18      0.11         5.44           --       (0.06)     (2.00)        (0.35)      3.14     26.32   24.28
1998--Class C
Shares(b).......   27.48      0.03         1.22           --       (0.14)     (0.67)        (1.68)     (1.24)    26.24    4.85(d)
1998--Institu-
tional Shares...   23.44      0.30         5.65        (0.24)      (0.01)     (1.33)        (1.02)      3.35     26.79   25.76
1998--Service
Shares..........   23.27      0.19         5.57        (0.07)      (0.08)     (2.35)           --       3.26     26.53   25.11
----------------------------------------------------------------------------------------------------------------------------------
1997--Class A
Shares..........   19.66      0.16         4.46        (0.16)         --      (0.80)           --       3.66     23.32   23.75
1997--Class B
Shares(b).......   20.44      0.04         3.70        (0.04)      (0.16)     (0.80)           --       2.74     23.18   18.59(d)
1997--Institu-
tional Shares...   19.71      0.30         4.51        (0.28)         --      (0.80)           --       3.73     23.44   24.63
1997--Service
Shares(b).......   21.02      0.13         3.15        (0.13)      (0.10)     (0.80)           --       2.25     23.27   15.92(d)
----------------------------------------------------------------------------------------------------------------------------------
1996--Class A
Shares..........   14.61      0.19         5.43        (0.16)         --      (0.41)           --       5.05     19.66   38.63
1996--Institu-
tional
Shares(b).......   16.97      0.16         3.23        (0.24)         --      (0.41)           --       2.74     19.71   20.14(d)
----------------------------------------------------------------------------------------------------------------------------------
1995--Class A
Shares..........   15.93      0.20        (0.38)       (0.20)         --      (0.94)           --      (1.32)    14.61   (1.10)
----------------------------------------------------------------------------------------------------------------------------------
1994--Class A
Shares..........   15.46      0.17         2.08        (0.17)         --      (1.61)           --       0.47     15.93   15.12
----------------------------------------------------------------------------------------------------------------------------------
                                                                 RATIOS ASSUMING
                                                               NO VOLUNTARY WAIVER
                                                                   OF FEES OR
                                                               EXPENSE LIMITATIONS
                                                               -------------------------
                                       RATIO OF    RATIO OF                  RATIO OF
                                         NET         NET       RATIO OF        NET
                                NET    EXPENSES   INVESTMENT   EXPENSES     INVESTMENT
                             ASSETS AT    TO        INCOME        TO         INCOME
                 PORTFOLIO    END OF   AVERAGE    (LOSS) TO    AVERAGE      (LOSS) TO
                 TURNOVER     PERIOD     NET       AVERAGE       NET         AVERAGE
                   RATE      (IN 000S)  ASSETS    NET ASSETS    ASSETS      NET ASSETS
                 ----------- --------- ---------- ------------ ------------ ------------
----------------------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31 (UN-
AUDITED),
-------------------------------------
1998--Class A
Shares..........   22.52%(d) $527,753    1.26%(c)    0.23%(c)     1.43%(c)     0.06%(c)
1998--Class B
Shares..........   22.52(d)   102,565    1.76(c)    (0.29)(c)     1.93(c)     (0.46)(c)
1998--Class C
Shares..........   22.52(d)    15,316    1.76(c)    (0.32)(c)     1.93(c)     (0.49)(c)
1998--Institu-
tional Shares...   22.52(d)   298,853    0.65(c)     0.83(c)      0.82(c)      0.66(c)
1998--Service
Shares..........   22.52(d)    10,388    1.15(c)     0.33(c)      1.32(c)      0.16(c)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares..........   65.89      398,393    1.28        0.51         1.47         0.32
1998--Class B
Shares..........   65.89       59,208    1.79       (0.05)        1.96        (0.22)
1998--Class C
Shares(b).......   65.89        6,267    1.78(c)    (0.21)(c)  (c)1.95(c)     (0.38)(c)
1998--Institu-
tional Shares...   65.89      202,893    0.65        1.16         0.82         0.99
1998--Service
Shares..........   65.89        7,841    1.15        0.62         1.32         0.45
----------------------------------------------------------------------------------------------------------------------------------
1997--Class A
Shares..........   37.78      225,968    1.29        0.91         1.53         0.67
1997--Class B
Shares(b).......   37.28       17,258    1.83(c)     0.06(c)      2.00(c)     (0.11)(c)
1997--Institu-
tional Shares...   37.28      148,942    0.65        1.52         0.85         1.32
1997--Service
Shares(b).......   37.28        3,666    1.15(c)     0.69(c)      1.35(c)      0.49(c)
----------------------------------------------------------------------------------------------------------------------------------
1996--Class A
Shares..........   39.35      129,045    1.25        1.01         1.55         0.71
1996--Institu-
tional
Shares(b).......   39.35       64,829    0.65(c)     1.49(c)      0.96(c)      1.18(c)
----------------------------------------------------------------------------------------------------------------------------------
1995--Class A
Shares..........   56.18       94,968    1.38        1.33         1.63         1.08
----------------------------------------------------------------------------------------------------------------------------------
1994--Class A
Shares..........   87.73       92,769    1.42        0.92         1.67         0.67
----------------------------------------------------------------------------------------------------------------------------------

(a) Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
(b) Class B, Class C, Institutional and Service Share activity commenced on May 1, 1996, August 15, 1997, June 15, 1995 and June 7, 1996, respectively.
(c) Annualized.
(d) Not annualized.
(e) Includes the balancing effect of calculating per Share amounts.

                           INCOME FROM INVESTMENT
                               OPERATIONS(E)               DISTRIBUTIONS TO SHAREHOLDERS
                           ---------------------- -----------------------------------------------
                                          NET
                                       REALIZED
                                          AND                             FROM NET   IN EXCESS OF
                                      UNREALIZED                          REALIZED   NET REALIZED   NET     NET
                 NET ASSET    NET     GAIN (LOSS)            IN EXCESS    GAIN ON      GAIN ON    INCREASE ASSET
                  VALUE,   INVESTMENT     ON       FROM NET    OF NET    INVESTMENT   INVESTMENT   IN NET  VALUE,
                 BEGINNING   INCOME   INVESTMENTS INVESTMENT INVESTMENT AND FUTURES  AND FUTURES   ASSET   END OF
                 OF PERIOD   (LOSS)   AND FUTURES   INCOME     INCOME   TRANSACTIONS TRANSACTIONS  VALUE   PERIOD
                 --------- ---------- ----------- ---------- ---------- ------------ ------------ -------- ------
                                                                    CORE LARGE CAP GROWTH FUND
-----------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31 (UNAUDITED),
---------------------------------------------
1998--Class A
Shares..........  $11.97     $ 0.01      $1.97      $  --      $  --       $   --       $  --      $1.98   $13.95
1998--Class B
Shares..........   11.92      (0.02)      1.95         --         --           --          --       1.93    13.85
1998--Class C
Shares..........   11.93      (0.02)      1.93         --         --           --          --       1.91    13.84
1998--
Institutional
Shares..........   11.97       0.01       1.99         --         --           --          --       2.00    13.97
1998--Service
Shares..........   11.95         --       1.96         --         --           --          --       1.96    13.91
                                                                          RATIOS ASSUMING NO
                                                                          VOLUNTARY WAIVER OF
                                                                            FEES OR EXPENSE
                                                                              LIMITATIONS
                                                                          ------------------------
                                           NET    RATIO OF    RATIO OF
                                          ASSETS    NET         NET       RATIO OF    RATIO OF
                                          AT END  EXPENSES   INVESTMENT   EXPENSES      NET
                                            OF       TO        INCOME        TO      INVESTMENT
                             PORTFOLIO    PERIOD  AVERAGE    (LOSS) TO    AVERAGE     LOSS TO
                   TOTAL     TURNOVER      (IN      NET       AVERAGE       NET       AVERAGE
                 RETURN(A)     RATE       000S)    ASSETS    NET ASSETS    ASSETS    NET ASSETS
                 ----------- ----------- -------- ---------- ------------ ---------- -------------
-----------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31 (UNAUDITED),
---------------------------------------------
1998--Class A
Shares..........   16.54%(d)   45.79%(d) $116,939   0.90%(c)    0.19%(c)    1.61%(c)   (0.52)%(c)
1998--Class B
Shares..........   16.19(d)    45.79(d)    49,881   1.65(c)    (0.56)(c)    2.11(c)    (1.02)(c)
1998--Class C
Shares..........   16.01(d)    45.79(d)    15,724   1.65(c)    (0.57)(c)    2.11(c)    (1.03)(c)
1998--
Institutional
Shares..........   16.71(d)    45.79(d)   135,153   0.65(c)     0.42(c)     1.11(c)    (0.04)(c)
1998--Service
Shares..........   16.40(d)    45.79(d)       507   1.15(c)    (0.04)(c)    1.61(c)    (0.50)(c)
FOR THE PERIOD
ENDED JANUARY
31,
--------------
1998--Class A
Shares(b).......   10.00       0.01       2.35      (0.01)        --        (0.32)      (0.06)      1.97    11.97
1998--Class B
Shares(b).......   10.00      (0.03)      2.33         --         --        (0.18)      (0.20)      1.92    11.92
1998--Class C
Shares(b).......   11.80      (0.02)      0.54         --      (0.01)       (0.38)         --       0.13    11.93
1998--
Institutional
Shares(b).......   10.00       0.01       2.35      (0.01)        --        (0.19)      (0.19)      1.97    11.97
1998--Service
Shares(b).......   10.00      (0.02)      2.35         --         --        (0.08)      (0.30)      1.95    11.95
FOR THE PERIOD
ENDED JANUARY
31,
--------------
1998--Class A
Shares(b).......   23.79(d)    74.97(d)    53,786   0.91(c)     0.12(c)     2.40(c)    (1.37)(c)
1998--Class B
Shares(b).......   23.26(d)    74.97(d)    13,857   1.67(c)    (0.72)(c)    2.91(c)    (1.96)(c)
1998--Class C
Shares(b).......    4.56(d)    74.97(d)     4,132   1.68(c)    (0.76)(c)    2.92(c)    (2.00)(c)
1998--
Institutional
Shares(b).......   23.89(d)    74.97(d)     4,656   0.72(c)     0.42(c)     1.96(c)    (0.82)(c)
1998--Service
Shares(b).......   23.56(d)    74.97(d)       115   1.17(c)    (0.21)(c)    2.41(c)    (1.45)(c)

--------------------------------------------------------------------------------
(a) Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
(b) Class A, Class B, Institutional and Service Share activity commenced on May 1, 1997. Class C Share activity commenced on August 15, 1997.
(c) Annualized.
(d) Not annualized.
(e) Includes the balancing effect of calculating per Share amounts.

                                  INCOME FROM           DISTRIBUTIONS TO
                           INVESTMENT OPERATIONS(E)       SHAREHOLDERS
                           ------------------------- -----------------------
                                           NET
                                       REALIZED AND               FROM NET
                                        UNREALIZED                REALIZED
                 NET ASSET    NET     GAIN (LOSS) ON    FROM      GAIN ON        NET     NET ASSET
                  VALUE,   INVESTMENT INVESTMENT AND    NET      INVESTMENT   INCREASE    VALUE,               PORTFOLIO
                 BEGINNING   INCOME      FUTURES     INVESTMENT AND FUTURES    IN NET     END OF     TOTAL     TURNOVER
                 OF PERIOD   (LOSS)    TRANSACTIONS    INCOME   TRANSACTIONS ASSET VALUE  PERIOD   RETURN(A)     RATE
                 --------- ---------- -------------- ---------- ------------ ----------- --------- ---------   ---------
                                                                           CORE SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31 (UN-
AUDITED),
-------------------------------------
1998--Class A
Shares..........  $10.59     $   --       $0.11         $ --       $  --        $0.11     $10.70     1.04%(d)    16.06%(d)
1998--Class B
Shares..........   10.56      (0.03)       0.10           --          --         0.07      10.63     0.66(d)     16.06(d)
1998--Class C
Shares..........   10.57      (0.03)       0.10           --          --         0.07      10.64     0.66(d)     16.06(d)
1998--Institu-
tional Shares...   10.61       0.02        0.10           --          --         0.12      10.73     1.13(d)     16.06(d)
1998--Service
Shares..........   10.60      (0.01)       0.11           --          --         0.10      10.70     0.94(d)     16.06(d)
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1998--Class A
Shares(b).......   10.00      (0.01)       0.65           --       (0.05)        0.59      10.59     6.37(d)     37.65(d)
1998--Class B
Shares(b).......   10.00      (0.03)       0.64           --       (0.05)        0.56      10.56     6.07(d)     37.65(d)
1998--Class C
Shares(b).......   10.00      (0.02)       0.64           --       (0.05)        0.57      10.57     6.17(d)     37.65(d)
1998--Institu-
tional
Shares(b).......   10.00       0.01        0.65           --       (0.05)        0.61      10.61     6.57(d)     37.65(d)
1998--Service
Shares(b).......   10.00       0.01        0.64           --       (0.05)        0.60      10.60     6.47(d)     37.65(d)
                                                        RATIOS ASSUMING NO
                                                     VOLUNTARY WAIVER OF FEES
                                                      OR EXPENSE LIMITATIONS
                                                     ---------------------------
                                                                      RATIO
                    NET      RATIO     RATIO OF NET                  OF NET
                 ASSETS AT   OF NET     INVESTMENT    RATIO OF     INVESTMENT
                  END OF    EXPENSES   INCOME (LOSS) EXPENSES TO  INCOME (LOSS)
                  PERIOD   TO AVERAGE   TO AVERAGE   AVERAGE NET   TO AVERAGE
                 (IN 000S) NET ASSETS   NET ASSETS     ASSETS      NET ASSETS
                 --------- ----------- ------------- ------------ --------------
--------------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31 (UN-
AUDITED),
-------------------------------------
1998--Class A
Shares..........  $20,989     1.25%(c)      0.07%(c)    2.14%(c)      (0.82)%(c)
1998--Class B
Shares..........   14,843     1.95(c)      (0.62)(c)    2.64(c)       (1.31)(c)
1998--Class C
Shares..........    4,433     1.95(c)      (0.62)(c)    2.64(c)       (1.31)(c)
1998--Institu-
tional Shares...   44,614     0.95(c)       0.46 (c)    1.64(c)       (0.23)(c)
1998--Service
Shares..........       22     1.45(c)      (0.40)(c)    2.14(c)       (1.09)(c)
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1998--Class A
Shares(b).......   11,118     1.25(c)      (0.36)(c)    3.92(c)       (3.03)(c)
1998--Class B
Shares(b).......    9,957     1.95(c)      (1.04)(c)    4.37(c)       (3.46)(c)
1998--Class C
Shares(b).......    2,557     1.95(c)      (1.07)(c)    4.37(c)       (3.49)(c)
1998--Institu-
tional
Shares(b).......    9,026     0.95(c)       0.15 (c)    3.37(c)       (2.27)(c)
1998--Service
Shares(b).......        2     1.45(c)       0.40 (c)    3.87(c)       (2.02)(c)

--------------------------------------------------------------------------------
(a) Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
(b) Commenced operations on August 15, 1997.
(c) Annualized.
(d) Not annualized.
(e) Includes the balancing effect of calculating per Share amounts.

                                       INCOME FROM
                                 INVESTMENT OPERATIONS(E)           DISTRIBUTIONS TO SHAREHOLDERS
                           ------------------------------------ -------------------------------------
                                                                                          IN EXCESS
                                           NET                                              OF NET
                 NET ASSET    NET      REALIZED AND             IN EXCESS    FROM NET      REALIZED   NET INCREASE
                  VALUE,   INVESTMENT   UNREALIZED    FROM NET    OF NET   REALIZED GAIN   GAIN ON     (DECREASE)  NET ASSET
                 BEGINNING   INCOME   GAIN (LOSS) ON INVESTMENT INVESTMENT ON INVESTMENT  INVESTMENT  IN NET ASSET VALUE, END
                 OF PERIOD   (LOSS)    INVESTMENTS     INCOME     INCOME   TRANSACTIONS  TRANSACTIONS    VALUE     OF PERIOD
                 --------- ---------- -------------- ---------- ---------- ------------- ------------ ------------ ----------
                                                                                                    CAPITAL GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31 (UN-
AUDITED),
-------------------------------------
1998--Class A
Shares..........  $18.48     $(0.01)      $3.32        $  --      $  --        $  --        $   --        $3.31      $21.79
1998--Class B
Shares..........   18.27      (0.06)       3.26           --         --           --            --         3.20       21.47
1998--Class C
Shares..........   18.24      (0.05)       3.23           --         --           --            --         3.18       21.42
1998--Institu-
tional Shares...   18.45       0.01        3.32           --         --           --            --         3.33       21.78
1998--Service
Shares..........   18.46      (0.02)       3.30           --         --           --            --         3.28       21.74
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares..........   16.73       0.02        4.78        (0.01)     (0.01)       (3.03)           --         1.75       18.48
1998--Class B
Shares..........   16.67       0.02        4.61           --         --        (1.20)        (1.83)        1.60       18.27
1998--Class C
Shares(b).......   19.73      (0.02)       1.60           --      (0.04)       (0.47)        (2.56)       (1.49)      18.24
1998--Institu-
tional
Shares(b).......   19.88       0.02        1.66        (0.01)     (0.07)       (0.41)        (2.62)       (1.43)      18.45
1998--Service
Shares(b).......   19.88      (0.01)       1.66           --      (0.04)       (0.76)        (2.27)       (1.42)      18.46
-----------------------------------------------------------------------------------------------------------------------------
1997--Class A
Shares..........   14.91       0.10        3.56        (0.10)     (0.02)       (1.72)           --         1.82       16.73
1997--Class B
Shares(b).......   15.67       0.01        2.81        (0.01)     (0.09)       (1.72)           --         1.00       16.67
-----------------------------------------------------------------------------------------------------------------------------
1996--Class A
Shares..........   13.67       0.12        3.93        (0.12)        --        (2.69)           --         1.24       14.91
-----------------------------------------------------------------------------------------------------------------------------
1995--Class A
Shares..........   15.96       0.03       (0.69)       (0.01)        --        (1.62)           --        (2.29)      13.67
-----------------------------------------------------------------------------------------------------------------------------
1994--Class A
Shares..........   14.64       0.02        2.40        (0.01)     (0.02)       (1.07)           --         1.32       15.96
-----------------------------------------------------------------------------------------------------------------------------
                                                                                      RATIOS ASSUMING
                                                                                    NO VOLUNTARY WAIVER
                                                                                          OF FEES
                                                                                 ---------------------------
                                                                    RATIO OF                  RATIO OF NET
                                         NET ASSETS   RATIO OF   NET INVESTMENT   RATIO OF     INVESTMENT
                             PORTFOLIO   AT END OF  NET EXPENSES INCOME (LOSS)   EXPENSES TO  INCOME (LOSS)
                   TOTAL     TURNOVER      PERIOD    TO AVERAGE    TO AVERAGE    AVERAGE NET   TO AVERAGE
                 RETURN(A)     RATE      (IN 000S)   NET ASSETS    NET ASSETS      ASSETS      NET ASSETS
                 ----------- ----------- ---------- ------------ --------------- ------------ --------------
-----------------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31 (UN-
AUDITED),
-------------------------------------
1998--Class A
Shares..........   17.91%(d)   10.02%(d) $1,639,118     1.39%(c)     (0.12)%(c)     1.64%(c)      (0.37)%(c)
1998--Class B
Shares..........   17.52(d)    10.02(d)     125,092     2.14(c)      (0.92)(c)      2.14(c)       (0.92)(c)
1998--Class C
Shares..........   17.43(d)    10.02(d)      27,385     2.14(c)      (0.94)(c)      2.14(c)       (0.94)(c)
1998--Institu-
tional Shares...   18.05(d)    10.02(d)      15,248     1.10(c)       0.11 (c)      1.10(c)        0.11 (c)
1998--Service
Shares..........   17.77(d)    10.02(d)       1,222     1.60(c)      (0.44)(c)      1.60(c)       (0.44)(c)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares..........   29.71       61.50      1,256,595     1.40          0.08          1.65          (0.17)
1998--Class B
Shares..........   28.73       61.50         40,827     2.18         (0.77)         2.18          (0.77)
1998--Class C
Shares(b).......    8.83(d)    61.50          5,395     2.21(c)      (0.86)(c)      2.21(c)       (0.86)(c)
1998--Institu-
tional
Shares(b).......    9.31(d)    61.50          7,262     1.16(c)       0.18 (c)      1.16(c)        0.18 (c)
1998--Service
Shares(b).......    9.18(d)    61.50              2     1.50(c)      (0.16)(c)      1.50(c)       (0.16)(c)
-----------------------------------------------------------------------------------------------------------------------------
1997--Class A
Shares..........   25.97       52.92        920,646     1.40          0.62          1.65           0.37
1997--Class B
Shares(b).......   19.39(d)    52.92          3,221     2.15(c)      (0.39)(c)      2.15(c)       (0.39)(c)
-----------------------------------------------------------------------------------------------------------------------------
1996--Class A
Shares..........   30.45       63.90        881,056     1.36          0.65          1.61           0.40
-----------------------------------------------------------------------------------------------------------------------------
1995--Class A
Shares..........   (4.38)      38.36        862,105     1.38          0.16          1.63          (0.09)
-----------------------------------------------------------------------------------------------------------------------------
1994--Class A
Shares..........   16.89       36.12        833,682     1.38          0.13          1.63          (0.12)
-----------------------------------------------------------------------------------------------------------------------------

(a) Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
(b) Class B, Class C, Institutional and Service Share activity commenced on May 1, 1996, August 15, 1997, August 15, 1997 and August 15, 1997,
    respectively.
(c) Annualized.
(d) Not annualized.
(e) Includes the balancing effect of calculating per Share amounts.

                                     INCOME FROM
                              INVESTMENT OPERATIONS(E)             DISTRIBUTIONS TO SHAREHOLDERS
                           ------------------------------- ---------------------------------------------
                                          NET REALIZED
                                         AND UNREALIZED                                          NET
                                         GAIN (LOSS) ON                            FROM NET    INCREASE   NET
                 NET ASSET    NET         INVESTMENTS,                IN EXCESS    REALIZED   (DECREASE) ASSET
                  VALUE,   INVESTMENT     OPTIONS AND       FROM NET    OF NET     GAIN ON      IN NET   VALUE,
                 BEGINNING   INCOME     FOREIGN CURRENCY   INVESTMENT INVESTMENT  INVESTMENT    ASSET    END OF   TOTAL
                 OF PERIOD   (LOSS)   RELATED TRANSACTIONS   INCOME     INCOME   TRANSACTIONS   VALUE    PERIOD RETURN(A)
                 --------- ---------- -------------------- ---------- ---------- ------------ ---------- ------ ---------
                                                                                   MID CAP EQUITY FUND
----------------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31 (UN-
AUDITED),
-------------------------------------
1998--Class A
Shares..........  $21.61     $0.03           $(0.79)         $ --       $ --        $ --        $(0.76)  $20.85   (3.52)%(d)
1998--Class B
Shares..........   21.57     (0.02)           (0.78)           --         --          --         (0.80)   20.77   (3.71)(d)
1998--Class C
Shares..........   21.59     (0.02)           (0.79)           --         --          --         (0.81)   20.78   (3.75)(d)
1998--Institu-
tional Shares...   21.65      0.09            (0.80)           --         --          --         (0.71)   20.94   (3.28)(d)
1998--Service
Shares..........   21.62       --             (0.75)           --         --          --         (0.75)   20.87   (3.47)(d)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares(b).......   23.63      0.09             0.76          (0.06)     (0.04)      (2.77)       (2.02)   21.61    3.42(d)
1998--Class B
Shares(b).......   23.63      0.06             0.74          (0.09)       --        (2.77)       (2.06)   21.57    3.17(d)
1998--Class C
Shares(b).......   23.63      0.06             0.76          (0.09)       --        (2.77)       (2.04)   21.59    3.27(d)
1998--Institu-
tional Shares...   18.73      0.16             5.66          (0.13)       --        (2.77)        2.92    21.65   30.86
1998--Service
Shares(b).......   23.01      0.09             1.40          (0.11)       --        (2.77)       (1.39)   21.62    6.30(d)
----------------------------------------------------------------------------------------------------------------------------
1997--Institu-
tional Shares...   15.91      0.24             3.77          (0.24)     (0.93)      (0.02)        2.82    18.73   25.63
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1996--Institu-
tional
Shares(b).......   15.00      0.13             0.90          (0.12)       --          --          0.91    15.91    6.89(d)
                                                                  RATIOS ASSUMING NO
                                                                 EXPENSE LIMITATIONS
                                                                ------------------------
                                        RATIO OF    RATIO OF
                                          NET         NET       RATIO OF     RATIO OF
                                        EXPENSES   INVESTMENT   EXPENSES        NET
                             NET ASSETS    TO        INCOME        TO       INVESTMENT
                 PORTFOLIO   AT END OF  AVERAGE    (LOSS) TO    AVERAGE    INCOME (LOSS)
                 TURNOVER      PERIOD     NET       AVERAGE       NET       TO AVERAGE
                   RATE      (IN 000S)   ASSETS    NET ASSETS    ASSETS     NET ASSETS
                 ----------- ---------- ---------- ------------ ---------- -------------
                                                                                   MID CAP EQUITY FUND
----------------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31 (UN-
AUDITED),
-------------------------------------
1998--Class A
Shares..........   27.55%(d)  $118,663    1.35%(c)    0.28%(c)    1.47%(c)      0.16%(c)
1998--Class B
Shares..........   27.55(d)     46,268    1.85(c)    (0.21)(c)    1.97(c)      (0.33)(c)
1998--Class C
Shares..........   27.55(d)     12,615    1.85(c)    (0.21)(c)    1.97(c)      (0.33)(c)
1998--Institu-
tional Shares...   27.55(d)    230,251    0.85(c)     0.79 (c)    0.97(c)       0.67 (c)
1998--Service
Shares..........   27.55(d)         83    1.35(c)     0.18 (c)    1.47(c)       0.06 (c)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares(b).......   62.60        90,588    1.35(c)     0.33 (c)    1.47(c)       0.21 (c)
1998--Class B
Shares(b).......   62.60        28,743    1.85(c)    (0.20)(c)    1.97(c)      (0.32)(c)
1998--Class C
Shares(b).......   62.60         6,445    1.85(c)    (0.23)(c)    1.97(c)      (0.35)(c)
1998--Institu-
tional Shares...   62.60       236,440    0.85        0.78        0.97          0.66
1998--Service
Shares(b).......   62.60             8    1.35(c)     0.63(c)     1.43(c)       0.51(c)
----------------------------------------------------------------------------------------------------------------------------
1997--Institu-
tional Shares...   74.03       145,253    0.85        1.35        0.91          1.29
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1996--Institu-
tional
Shares(b).......   58.77(d)    135,671    0.85(c)     1.67(c)     0.98(c)       1.54(c)

-------------------------------------------------------------------------------
(a) Assumes Investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
(b) Class A, Class B, Class C, Institutional and Service Share activity commenced on August 15, 1997, August 15, 1997, August 15, 1997, August 1, 1995 and July 18, 1997, respectively.
(c) Annualized.
(d) Not annualized.
(e) Includes the balancing effect of calculating per Share amounts.

                                 INCOME (LOSS) FROM
                              INVESTMENT OPERATIONS(E)         DISTRIBUTIONS TO SHAREHOLDERS
                           ------------------------------- -------------------------------------
                                                                          FROM NET
                                          NET REALIZED                 REALIZED GAIN
                 NET ASSET    NET        AND UNREALIZED       FROM     ON INVESTMENT, IN EXCESS  NET INCREASE
                  VALUE,   INVESTMENT    GAIN (LOSS) ON        NET      OPTIONS AND     OF NET    (DECREASE)  NET ASSET
                 BEGINNING   INCOME      INVESTMENT AND    INVESTMENT,    FUTURES     INVESTMENT IN NET ASSET VALUE, END
                 OF PERIOD   (LOSS)   OPTIONS TRANSACTIONS   INCOME     TRANSACTIONS    INCOME      VALUE     OF PERIOD
                 --------- ---------- -------------------- ----------- -------------- ---------- ------------ ----------
                                                                                     SMALL CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31 (UNAUDITED),
---------------------------------------------
1998--Class A
Shares..........  $24.05     $(0.02)         $(0.17)         $  --         $  --        $  --       $(0.19)     $23.86
1998--Class B
Shares..........   23.73      (0.11)          (0.17)            --            --           --        (0.28)      23.45
1998--Class C
Shares..........   23.73      (0.09)          (0.19)            --            --           --        (0.28)      23.45
1998--Institu-
tional Shares...   24.09       0.03           (0.18)            --            --           --        (0.15)      23.94
1998--Service
Shares..........   24.05        --            (0.19)            --            --           --        (0.19)      23.86
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares..........   20.91       0.14            5.33             --          (2.33)         --         3.14       24.05
1998--Class B
Shares..........   20.80      (0.01)           5.27             --          (2.33)         --         2.93       23.73
1998--Class C
Shares(b).......   24.69      (0.06)           1.43             --          (1.99)       (0.34)      (0.96)      23.73
1998--Institu-
tional
Shares(b).......   24.91       0.03            1.48             --          (2.05)       (0.28)      (0.82)      24.09
1998--Service
Shares(b).......   24.91      (0.01)           1.48             --          (2.02)       (0.31)      (0.86)      24.05
------------------------------------------------------------------------------------------------------------------------
1997--Class A
Shares..........   17.29      (0.21)           4.92             --          (1.09)         --         3.62       20.91
1997--Class B
Shares(b).......   20.79      (0.11)           1.21             --          (1.09)         --         0.01       20.80
------------------------------------------------------------------------------------------------------------------------
1996--Class A
Shares..........   16.14      (0.23)           1.39             --          (0.01)         --         1.15       17.29
------------------------------------------------------------------------------------------------------------------------
1995--Class A
Shares..........   20.67      (0.07)          (3.53)            --          (0.69)       (0.24)      (4.53)      16.14
------------------------------------------------------------------------------------------------------------------------
1994--Class A
Shares..........   16.68      (0.04)           5.03             --          (1.00)         --         3.99       20.67
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1993--Class A
Shares(b).......   14.18       0.03            2.50           (0.03)          --           --         2.50       16.68
                                                                                        RATIOS ASSUMING NO
                                                                                         VOLUNTARY WAIVER
                                                                                             OF FEES
                                                                                    ----------------------------
                                                                       RATIO OF                     RATIO OF
                                           NET ASSETS   RATIO OF    NET INVESTMENT   RATIO OF    NET INVESTMENT
                               PORTFOLIO   AT END OF  NET EXPENSES INCOME (LOSS) TO EXPENSES TO  INCOME (LOSS)
                   TOTAL       TURNOVER      PERIOD    TO AVERAGE    AVERAGE NET      AVERAGE    TO AVERAGE NET
                 RETURN(A)       RATE      (IN 000S)   NET ASSETS       ASSETS      NET ASSETS       ASSETS
                 ------------- ----------- ---------- ------------ ---------------- ------------ ---------------
------------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31 (UNAUDITED),
---------------------------------------------
1998--Class A
Shares..........   (0.79)%(d)    46.40%(d)  $402,797      1.50%(c)      (0.16)%(c)     1.75%(c)      (0.41)%(c)
1998--Class B
Shares..........   (1.18)(d)     46.40(d)     54,241      2.25(c)       (0.90)(c)      2.25(c)       (0.90)(c)
1998--Class C
Shares..........   (1.18)(d)     46.40(d)      9,308      2.25(c)       (0.88)(c)      2.25(c)       (0.88)(c)
1998--Institu-
tional Shares...   (0.62)(d)     46.40(d)     18,197      1.15(c)        0.21(c)       1.15(c)        0.21(c)
1998--Service
Shares..........   (0.79)(d)     46.40(d)         76      1.65(c)       (0.09)(c)      1.65(c)       (0.09)(c)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1998--Class A
Shares..........   26.17         84.81       370,246      1.54          (0.28)         1.76          (0.50)
1998--Class B
Shares..........   25.29         84.81        42,677      2.29          (0.92)         2.29          (0.92)
1998--Class C
Shares(b).......    5.51(d)      84.81         5,604      2.09(c)       (0.79)(c)      2.09(c)       (0.79)(c)
1998--Institu-
tional
Shares(b).......    6.08(d)      84.81        14,626      1.16(c)        0.27(c)       1.16(c)        0.27(c)
1998--Service
Shares(b).......    5.91(d)      84.81             2      1.45(c)       (0.07)(c)      1.45(c)       (0.07)(c)
------------------------------------------------------------------------------------------------------------------------
1997--Class A
Shares..........   27.28         99.46       212,061      1.60          (0.72)         1.85          (0.97)
1997--Class B
Shares(b).......    5.39(d)      99.46         3,674      2.35(c)       (1.63)(c)      2.35(c)       (1.63)(c)
------------------------------------------------------------------------------------------------------------------------
1996--Class A
Shares..........    7.20         57.58       204,994      1.41          (0.59)         1.66          (0.84)
------------------------------------------------------------------------------------------------------------------------
1995--Class A
Shares..........  (17.53)        43.67       319,487      1.53          (0.53)         1.78          (0.78)
------------------------------------------------------------------------------------------------------------------------
1994--Class A
Shares..........   30.13         56.81       261,074      1.60          (0.45)         1.85          (0.70)
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1993--Class A
Shares(b).......   17.86(d)       7.12        59,339      1.65(c)        0.62(c)       2.70(c)       (0.43)(c)

--------------------------------------------------------------------------------
(a) Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
(b) Class A, Class B, Class C, Institutional and Service Share activity commenced on October 22, 1992, May 1, 1996, August 15, 1997, August 15,
    1997 and August 15, 1997, respectively.
(c) Annualized.
(d) Not annualized.
(e) Includes the balancing effect of calculating per Share amounts.

                      INVESTMENT OBJECTIVES AND POLICIES


  The investment objectives and principal investment policies of each Fund are described below. Other investment practices and management techniques, which involve certain risks are described under "Description of Securities," "Risk Factors" and "Investment Techniques." There can be no assurance that a Fund's investment objectives will be achieved.

  The Investment Adviser may purchase for the Funds common stocks, preferred stocks, interests in real estate investment trusts, convertible debt obligations, convertible preferred stocks, equity interests in trusts, partnerships, joint ventures, limited liability companies and similar enterprises, warrants and stock purchase rights ("equity securities"). In choosing a Fund's securities, the Investment Adviser utilizes first-hand fundamental research, including visiting company facilities to assess operations and to meet decision-makers. The Investment Adviser may also use macro analysis of numerous economic and valuation variables to anticipate changes in company earnings and the overall investment climate. The Investment Adviser is able to draw on the research and market expertise of the Goldman Sachs Global Investment Research Department and other affiliates of the Investment Adviser, as well as information provided by other securities dealers. Equity securities in a Fund's portfolio will generally be sold when the Investment Adviser believes that the market price fully reflects or exceeds the securities' fundamental valuation or when other more attractive investments are identified.

  Value Style Funds. The Growth and Income, Mid Cap Equity, Small Cap Value Funds and a portion of the equity component of the Balanced Fund are managed using a value oriented approach. The Investment Adviser evaluates securities using fundamental analysis and intends to purchase equity securities that are, in its view, underpriced relative to a combination of such companies' long-term earnings prospects, growth rate, free cash flow and/or dividend-paying ability. Consideration will be given to the business quality of the issuer. Factors positively affecting the Investment Adviser's view of that quality include the competitiveness and degree of regulation in the markets in which the company operates, the existence of a management team with a record of success, the position of the company in the markets in which it operates, the level of the company's financial leverage and the sustainable return on capital invested in the business. The Funds may also purchase securities of companies that have experienced difficulties and that, in the opinion of the Investment Adviser, are available at attractive prices.

  Growth Style Funds. The Capital Growth Fund and a portion of the equity component of the Balanced Fund are managed using a growth equity oriented approach. Equity securities for these Funds is selected based on their prospects for above average growth. The Investment Adviser will select securities of growth companies trading, in the Investment Adviser's opinion, at a reasonable price relative to other industries, competitors and historical price/earnings multiples. The Funds generally will invest in companies whose earnings are believed to be in a relatively strong growth trend, or, to a lesser extent, in companies in which significant further growth is not anticipated but whose market value per share is thought to be undervalued. In order to determine whether a security has favorable growth prospects, the Investment Adviser ordinarily looks for one or more of the following characteristics in relation to the security's prevailing price: prospects for above average sales and earnings growth per share; high return on invested capital; free cash flow generation; sound balance sheet, financial and accounting policies, and overall financial strength; strong competitive advantages; effective research, product development, and marketing; pricing flexibility; strength of management; and general operating characteristics that will enable the company to compete successfully in its marketplace.

  Quantitative Style Funds. The CORE Large Cap Value, CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds (the "CORE Funds") are managed using both quantitative and fundamental techniques. CORE is an acronym for "Computer-Optimized, Research-Enhanced," which reflects the CORE Funds' investment process. This investment process and the proprietary multifactor model used to implement it are discussed below.

  Investment Process. The Investment Adviser begins with a broad universe of U.S. equity securities for the CORE Funds. As described more fully below, the Investment Adviser uses a proprietary multifactor model (the "Multifactor Model") to forecast the returns of different markets and individual securities. In the case of an equity security followed by the Goldman Sachs Global Investment Research Department (the "Research Department"), a rating is assigned based upon the Research Department's evaluation. In the discretion of the Investment Adviser, ratings may also be assigned to equity securities based on research ratings obtained from other industry sources.

  In building a diversified portfolio for each CORE Fund, the Investment Adviser utilizes optimization techniques to seek to maximize the Fund's expected return, while maintaining a risk profile similar to the Fund's benchmark. Each portfolio is primarily comprised of securities rated highest by the foregoing investment process and has risk characteristics and industry weightings similar to the relevant Fund's benchmark.

  Multifactor Model. The Multifactor Model is a rigorous computerized rating system for forecasting the returns of different equity markets and individual equity securities according to fundamental investment characteristics. The CORE Funds use the Multifactor Model to forecast the returns of securities held in each Fund's portfolio. The Multifactor Model incorporates common variables covering measures of value, growth, momentum and risk (e.g., book/price ratio, earnings/price ratio, price momentum, price volatility, consensus growth forecasts, earnings estimate revisions and earnings stability). All of the factors used in the Multifactor Model have been shown to significantly impact the performance of the securities and markets they were designed to forecast.

  The weightings assigned to the factors in the Multifactor Model used by the CORE Funds are derived using a statistical formulation that considers each factor's historical performance in different market environments. As such, the Multifactor Model is designed to evaluate each security using only the factors that are statistically related to returns in the anticipated market environment. Because it includes many disparate factors, the Investment Adviser believes that the Multifactor Model is broader in scope and provides a more thorough evaluation than most conventional, quantitative models. Securities and markets ranked highest by the Multifactor Model do not have one dominant investment characteristic; rather, they possess an attractive combination of investment characteristics.

  Research Department. In assigning ratings to equity securities, the Research Department uses a four category rating system ranging from "recommended for purchase" to "likely to underperform." The ratings reflect the analyst's judgment as to the investment results of a specific security and incorporate economic outlook, valuation, risk and a variety of other factors.

  By employing both a quantitative (i.e., the Multifactor Model) and a qualitative (i.e., research enhanced) method of selecting securities, the CORE Funds seek to capitalize on the strengths of each discipline.

 BALANCED FUND


  Objective. The Fund's investment objective is to provide investors with long-term capital growth and current income. The Fund seeks capital appreciation primarily through the equity component of its portfolio while investing in fixed-income securities primarily to provide income for regular quarterly dividends.

  Primary Investment Focus. The Fund invests, under normal circumstances, between 45% and 65% of its total assets in equity securities. The Fund also invests at least 25% of its total assets in fixed-income senior securities and the remainder of its assets in other fixed-income securities and cash. The percentage of the portfolio invested in equity and fixed-income securities will vary from time to time as the Investment Adviser evaluates their relative attractiveness based on market valuations, economic growth and inflation prospects. This allocation is subject to the Fund's intention to pay regular quarterly dividends. The amount of quarterly dividends can also be expected to fluctuate in accordance with factors such as prevailing interest rates and the percentage of the Fund's assets invested in fixed-income securities.

  Other. Although the Fund's equity investments consist primarily of publicly traded U.S. securities, the Fund may invest up to 10% of its total assets in the equity securities of foreign issuers, including issuers in Emerging Countries and equity securities quoted in foreign currencies. A portion of the Fund's portfolio of equity securities may be selected primarily to provide current income. Equity securities selected to provide current income may include interests in real estate investment trusts, convertible securities, preferred stocks, utility stocks and interests in limited partnerships.

  The Fund's fixed-income securities primarily include securities issued by the U.S. Government, its agencies, instrumentalities or sponsored enterprises, corporations or other entities, mortgage-backed and asset-backed securities, municipal securities and custodial receipts. The Fund may also invest in debt obligations (U.S. dollar and non-U.S. dollar denominated) issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities and foreign corporations or other entities. Such securities are collectively referred to herein as "fixed-income securities." The Fund's investments in fixed-income securities that are issued by foreign issuers, including issuers in Emerging Countries, may not exceed 10% of the Fund's total assets. The Fund may employ certain currency techniques to seek to hedge against currency exchange rate fluctuations or to seek to increase total return. When used to seek to enhance return, these management techniques are considered speculative. Such currency management techniques involve risks different from those associated with investing solely in securities of U.S. issuers quoted in U.S. dollars. See "Description of Securities," "Investment Techniques" and "Risk Factors."

 GROWTH AND INCOME FUND


  Objectives. The Fund's investment objectives are to provide investors with long-term growth of capital and growth of income.

  Primary Investment Focus. The Fund invests, under normal circumstances, at least 65% of its total assets in equity securities that the Investment Adviser considers to have favorable prospects for capital appreciation and/or dividend-paying ability.

  Other. The Fund may invest up to 35% of its total assets in fixed-income securities that, in the opinion of the Investment Adviser, offer the potential to further the Fund's investment objectives. In addition, although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its total assets in foreign securities, including securities of issuers in Emerging Countries and securities quoted in foreign currencies.

 CORE LARGE CAP VALUE FUND


  Objective. The Fund's investment objective is to provide investors with long-term growth of capital and dividend income. The Fund seeks to achieve its objective through a broadly diversified portfolio of equity securities of large cap U.S. issuers that are selling at low to modest valuations relative to general market measures such as earnings, book value and other fundamental accounting measures, and that are expected to have favorable prospects for capital appreciation and/or dividend-paying ability.

  Primary Investment Focus. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities of U.S. issuers, including certain foreign issuers that are traded in the United States. The Fund's investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the Russell 1000 Value Index. The Fund seeks a portfolio comprised of companies with above average capitalizations and low to moderate valuations as measured by price/earnings ratios, book value and other fundamental accounting measures. The Fund's investments in fixed-income securities are limited to securities that are considered cash equivalents.

  For a description of the investment process of the Fund, see "Investment Objectives and Policies--Quantitative Style Funds."

 CORE U.S. EQUITY FUND (FORMERLY, THE "SELECT EQUITY FUND")


  Objective. The Fund's investment objective is to provide investors with long-term growth of capital and dividend income. The Fund seeks to achieve its objective through a broadly diversified portfolio of large cap and blue chip equity securities representing all major sectors of the U.S. economy.

  Primary Investment Focus. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities of U.S. issuers, including certain foreign issuers that are traded in the United States. The Fund's investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the S&P 500 Index. The Fund seeks a broad representation in most major sectors of the U.S. economy and a portfolio comprised of companies with average long-term earnings growth expectations and dividend yields. The Fund's investments in fixed-income securities are limited to securities that are considered cash equivalents.

  For a description of the investment process of the Fund, see "Investment Objectives and Policies--Quantitative Style Funds."

 CORE LARGE CAP GROWTH FUND


  Objective. The Fund's investment objective is to provide investors with long-term growth of capital. The Fund seeks to achieve its objective through a broadly diversified portfolio of equity securities of large cap U.S. issuers that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary consideration.

  Primary Investment Focus. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities of U.S. issuers, including certain foreign issuers that are traded in the United States. The Investment Adviser emphasizes a company's growth prospects in analyzing equity securities to be purchased by the Fund. The Fund's investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the Russell 1000 Growth Index. The Fund seeks a portfolio comprised of companies with above average capitalizations and earnings growth expectations and below average dividend yields. The Fund's investments in fixed-income securities are limited to securities that are considered cash equivalents.

  For a description of the investment process of the Fund, see "Investment Objectives and Policies--Quantitative Style Funds."

 CORE SMALL CAP EQUITY FUND


  Objective. The Fund's investment objective is to provide investors with long-term growth of capital. The Fund seeks to achieve its objective through a broadly diversified portfolio of equity securities of U.S. issuers which are included in the Russell 2000 Index at the time of investment.

   Primary Investment Focus. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities of U.S. issuers, including certain foreign issuers that are traded in the United States. The Fund's investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the Russell 2000 Index. The Fund seeks a portfolio comprised of companies with small market capitalizations, strong expected earnings growth and momentum, and better valuation and risk characteristics than the Russell 2000 Index. The Fund's investments in fixed-income securities are limited to securities that are considered cash equivalents.

  The Investment Adviser believes that companies in which the Fund may invest offer greater opportunity for growth of capital than larger, more mature, better known companies. Investments in small market capitalization issuers involve special risks. See "Description of Securities" and "Risk Factors." If the issuer of a portfolio security held by the Fund is no longer included in the Russell 2000 Index, the Fund may, but is not required to, sell the security.

  For a description of the investment process of the Fund, see "Investment Objectives and Policies--Quantitative Style Funds."

 CAPITAL GROWTH FUND


  Objective. The Fund's investment objective is to provide investors with long-term growth of capital.

  Primary Investment Focus. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity securities that are considered by the Investment Adviser to have long-term capital appreciation potential.

  Other. Although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 10% of its total assets in foreign securities, including securities of issuers in Emerging Countries and securities quoted in foreign currencies.

 MID CAP EQUITY FUND


  Objective. The Fund's investment objective is to provide investors with long-term capital appreciation.

  Primary Investment Focus. The Fund invests, under normal circumstances, substantially all of its assets in equity securities and at least 65% of its total assets in equity securities of Mid-Cap Companies with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of the market capitalization of companies constituting the Russell Midcap Index at the time of investment (currently between $400 million and $16 billion). If the capitalization of an issuer increases above $16 billion after purchase of such issuer's securities, the Fund may, but is not required to, sell the securities. Dividend income, if any, is an incidental consideration.

  Other. The Fund may invest up to 35% of its total assets in fixed-income securities. In addition, although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its total assets in foreign securities, including securities of issuers in Emerging Countries and securities quoted in foreign currencies.

 SMALL CAP VALUE FUND (FORMERLY, THE "SMALL CAP EQUITY FUND")


  Objective. The Fund's investment objective is to provide investors with long-term capital growth.

  Primary Investment Focus. The Fund invests, under normal circumstances, at least 65% of its total assets in equity securities of companies with public stock market capitalizations of $1 billion or less at the time of investment. Under normal circumstances, the Fund's investment horizon for ownership of stocks will be two to three years. Dividend income, if any, is an incidental consideration. If the market capitalization of a company held by the Fund increases above the amount stated above, the Fund may, consistent with its investment objective, continue to hold the security.

  Small Capitalization Companies. The Fund invests in companies which the Investment Adviser believes are well managed niche businesses that have the potential to achieve high or improving returns on capital and/or above average sustainable growth. The Fund may invest in securities of small market capitalization companies which may have experienced financial difficulties. Investments may also be made in companies that are in the early stages of their life and that the Investment Adviser believes have significant growth potential. The Investment Adviser believes that the companies in which the Fund may invest offer greater opportunity for growth of capital than larger, more mature, better known companies. However, investments in such small market capitalization companies involve special risks. See "Description of Securities" and "Risk Factors."

  Other. The Fund may invest in the aggregate up to 35% of its total assets in the equity securities of companies with public stock market capitalizations in excess of $1 billion at the time of investment and in fixed- income securities. In addition, although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its total assets in foreign securities, including securities of issuers in Emerging Countries and securities quoted in foreign currencies.


                           DESCRIPTION OF SECURITIES


  The Funds may invest in equity and fixed-income securities in accordance with the investment policies stated above. Certain of these permitted investments are described in more detail in this section.

CONVERTIBLE SECURITIES

  Each Fund may invest in convertible securities, including debt obligations and preferred stock of the issuer convertible at a stated exchange rate into common stock of the issuer. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. As with all fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not decline in price to the same extent as the underlying common stock. Convertible securities rank senior to common stocks in an issuer's capital structure and consequently entail less risk than the issuer's common stock. In evaluating a convertible security, the Investment Adviser will give primary emphasis to the attractiveness of the underlying common stock. The convertible debt securities in which the Balanced Fund invests will be rated, at the time of investment, B or better by Standard & Poor's Ratings Group ("Standard & Poor's") or Moody's Investors Service, Inc. ("Moody's"), or if unrated by such rating organizations, determined to be of comparable quality by the Investment Adviser. The convertible securities in which the CORE Funds invest are not subject to any minimum rating criteria. The convertible debt securities in which the other Funds may invest are subject to the same rating criteria as a Fund's investments in non-convertible debt securities. Convertible debt securities are equity investments for purposes of each Fund's investment policies.

FOREIGN INVESTMENTS

  FOREIGN SECURITIES. Each Fund may invest in the securities of foreign issuers (provided that the CORE Funds may only invest in equity securities of foreign issuers that are traded in the U.S.). Investments in foreign securities may offer potential benefits that are not available from investments exclusively in equity securities of domestic issuers quoted in U.S. dollars. Foreign countries may have economic policies or business cycles different from those of the U.S. and markets for foreign securities do not necessarily move in a manner parallel to U.S. markets.

  Investing in the securities of foreign issuers involves certain special risks, including those set forth below, which are not typically associated with investing in U.S. dollar denominated or quoted securities of U.S. issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security. In addition, if the currency in which a Fund receives dividends, interest or other payments declines in value against the U.S. dollar before such income is distributed as dividends to shareholders or converted to U.S. dollars, the Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends. The introduction of a single currency, the euro, on January 1, 1999 for participating European nations in the Economic and Monetary Union ("EU") presents unique uncertainties, including whether the payment and operational systems of banks and other financial institutions will encounter difficulties; the creation of suitable clearing and settlement payment systems for the new currency; the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates for currencies being converted into the euro and the euro; the fluctuation of the euro relative to non-euro currencies during the transition period from January 1, 1999 to December 31, 2001 and beyond; whether the interest rate, tax and labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom and Denmark into the euro and the admission of other non-EU countries such as Poland, Latvia and Lithuania as members of the EU may have an impact on the euro. These or other factors, including political and economic risks, could cause market disruptions before or after the introduction of the euro, and could adversely affect the value of securities and foreign currencies held by the Funds. Commissions on transactions in foreign securities may be higher than those for similar transactions on domestic stock markets. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

  Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a U.S. issuer. In addition, there is generally less government regulation of foreign markets, companies and securities dealers than in the United States. Foreign securities markets may have substantially less volume than U.S. securities markets and securities of many foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. Furthermore, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains), limitations on the removal of funds or other assets of the Funds, political or social instability or diplomatic developments which could affect investments in those countries.

  INVESTMENTS IN ADRS, EDRS AND GDRS. Each Fund may invest in foreign securities which take the form of sponsored and unsponsored American Depository Receipts ("ADRs") and Global Depository Receipts ("GDRs") and each Fund, other than the CORE Funds, may also invest in European Depository Receipts ("EDRs") or other similar instruments representing securities of foreign issuers (together, "Depository Receipts"). ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the United States on exchanges or over-the-counter and are sponsored and issued by domestic banks. EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security. To the extent a Fund acquires Depository Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depository Receipts to issue and service such Depository Receipts (unsponsored Depository Receipts), there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions, such as stock splits or rights offerings involving the foreign issuer, in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. Investment in Depository Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of Depository Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depository Receipt and the underlying securities are quoted. However, by investing in Depository Receipts, such as ADRs, that are quoted in U.S. dollars, a Fund may avoid currency risks during the settlement period for purchases and sales.

  FOREIGN CURRENCY TRANSACTIONS. Because investment in foreign issuers will usually involve currencies of foreign countries, and because the Balanced Fund may have currency exposure independent of its securities positions, the value of the assets of a Fund as measured in U.S. dollars will be affected by changes in foreign currency exchange rates. A Fund may, to the extent it invests in foreign securities, purchase or sell foreign currencies on a spot basis and may also purchase or sell forward foreign currency exchange contracts for hedging purposes and to seek to protect against anticipated changes in future foreign currency exchange rates. In addition, the Balanced Fund may enter into such contracts to seek to increase total return when the Investment Adviser anticipates that the foreign currency will appreciate or depreciate in value, but securities denominated or quoted in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When entered into to seek to enhance return, forward foreign currency exchange contracts are considered speculative. The Balanced Fund may also engage in cross-hedging by using forward contracts in a currency different from that in which the hedged security is denominated or quoted if the Investment Adviser determines that there is a pattern of correlation between the two currencies. If a Fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose or the Balanced Fund enter into forward foreign currency exchange contracts to sell foreign currency to seek to increase total return, the Fund will segregate cash or liquid assets in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract, or otherwise cover its position in a manner permitted by the SEC. The Fund will incur costs in connection with conversions between various currencies. A Fund may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the Investment Adviser, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate.

  Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, a Fund's NAV to fluctuate. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. To the extent that a substantial portion of a Fund's total assets, adjusted to reflect the Fund's net position after giving effect to currency transactions, is denominated or quoted in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

  The market in forward foreign currency exchange contracts, currency swaps and other privately negotiated currency instruments offers less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. Such contracts are subject to the risk that the counterparty to the contract will default on its obligations. Since these contracts are not guaranteed by an exchange or clearinghouse, a default on the contract would deprive the Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the Fund to cover its purchase or sale commitments, if any, at the current market price. A Fund will not enter into forward foreign currency exchange contracts, currency swaps or other privately negotiated currency instruments unless the credit quality of the unsecured senior debt or the claims-paying ability of the counterparty is considered to be investment grade by the Investment Adviser.

  The Balanced Fund may also engage in a variety of foreign currency management techniques. For a discussion of such instruments and the risks associated with their use, see "Investment Objective and Policies" in the Additional Statement.

FIXED-INCOME SECURITIES

  U.S. GOVERNMENT SECURITIES. Each Fund may invest in U.S. Government securities. Generally, these securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. Government agencies, instrumentalities or sponsored enterprises. U.S. Government securities also include Treasury receipts and other stripped U.S. Government securities, where the interest and principal components of stripped U.S. Government securities are traded independently. A Fund may also invest in zero coupon U.S. Treasury securities and in zero coupon securities issued by financial institutions, which represent a proportionate interest in underlying U.S. Treasury securities. A zero coupon security pays no interest to its holder during its life and its value consists of the difference between its face value at maturity and its cost. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically. See "Taxation" in the Additional Statement.

  FOREIGN GOVERNMENT SECURITIES. The Balanced Fund may invest in debt obligations of foreign governments and governmental agencies, including those of Emerging Countries. Investment in sovereign debt obligations involves special risks not present in debt obligations of corporate issuers. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the Fund may have limited recourse in the event of a default. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt, and in turn the Fund's NAV, to a greater extent than the volatility inherent in debt obligations of U.S. issuers. A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders and the political constraints to which a sovereign debtor may be subject.

  MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. Each Fund (other than the CORE Funds) may invest in mortgage-backed securities ("Mortgage-Backed Securities"), which represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Each Fund (other than the CORE Funds) may also invest in asset-backed securities ("Asset-Backed Securities"). The principal and interest payments on Asset-Backed Securities are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Such asset pools are securitized through the use of special purpose trusts or corporations. Principal and interest payments may be credit enhanced by a letter of credit, a pool insurance policy or a senior/subordinated structure.

  The Balanced Fund may also invest in stripped Mortgage-Backed Securities ("SMBS") (including interest only and principal only securities), which are derivative multiple class Mortgage-Backed Securities. SMBS are usually structured with two different classes: one that receives 100% of the interest payments and the other that receives 100% of the principal payments from a pool of mortgage loans. If the underlying mortgage loans experience different than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from mortgage loans are generally higher than prevailing market yields on other Mortgage-Backed Securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. The Fund's investments in SMBS may require the Fund to sell portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

  CORPORATE DEBT OBLIGATIONS. Each Fund may invest in corporate debt obligations. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations.

  BANK OBLIGATIONS. Each Fund may invest in obligations issued or guaranteed by U.S. or foreign banks. Bank obligations, including without limitations, time deposits, bankers' acceptances and certificates of deposit, may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Banks are subject to extensive but different governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operation of this industry.

  STRUCTURED SECURITIES. Each Fund may invest in structured securities. The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, result in the loss of a Fund's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may entail a greater degree of market risk than other types of fixed-income securities. Structured securities may also be more volatile, less liquid and more difficult to price accurately than less complex securities.

  RATING CRITERIA. Except as noted below, each Fund (other than the CORE Funds, which only invest in debt instruments that are cash equivalents) may invest in debt securities rated at least investment grade at the time of investment. Investment grade debt securities are securities rated BBB or higher by Standard & Poor's or Baa or higher by Moody's. A security will be deemed to have met a rating requirement if it receives the minimum required rating from at least one such rating organization even though it has been rated below the minimum rating by one or more other rating organizations, or if unrated by such rating organizations, determined by the Investment Adviser to be of comparable credit quality. The Balanced Fund may invest up to 10% of its total assets on debt securities that are rated BB or B by Standard & Poor's or Ba or B by Moody's. The Growth and Income, Capital Growth and Small Cap Value Funds may invest up to 10%, 10% and 35%, respectively, of their total assets in debt securities which are unrated or rated in the lowest rating categories by Standard & Poor's or Moody's (i.e., BB or lower by Standard & Poor's or Ba or lower by Moody's), including securities rated D by Moody's or Standard & Poor's. Mid Cap Equity Fund may invest up to 10% of its total assets in below investment grade debt securities rated B or higher by Standard & Poor's or B or higher by Moody's. Fixed-income securities rated BBB or Baa are considered medium-grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken their issuers' capacity to pay interest and repay principal. Fixed-income securities rated BB or Ba or below (or comparable unrated securities) are commonly referred to as "junk bonds," are considered predominately speculative and may be questionable as to principal and interest payments. In some cases, such bonds may be highly speculative, have poor prospects for reaching investment grade standing and be in default. As a result, investment in such bonds will entail greater speculative risks than those associated with investment in investment grade bonds. Also, to the extent that the rating assigned to a security in a Fund's portfolio is downgraded by a rating organization, the market price and liquidity of such security may be adversely affected. See Appendix A to the Additional Statement for a description of the corporate bond ratings assigned by Standard & Poor's and Moody's.

REAL ESTATE INVESTMENT TRUSTS ("REITS")

  Each Fund may invest in REITs, which are pooled investment vehicles that invest primarily in either real estate or real estate related loans. The value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon cash flow from their investments to repay financing costs and the ability of the REITs' manager. REITs are also subject to risks generally associated with investments in real estate. A Fund will indirectly bear its proportionate share of any expenses, including management fees, paid by a REIT in which it invests.


                             INVESTMENT TECHNIQUES


OPTIONS ON SECURITIES AND SECURITIES INDICES

  Each Fund (other than the CORE Large Cap Value, CORE U.S. Equity and CORE Large Cap Growth Funds) may write (sell) covered call and put options and purchase call and put options on any securities in which it may invest or on any securities index composed of securities in which it may invest. The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of options to seek to increase total return involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices or interest rates. The successful use of options for hedging purposes also depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. If the Investment Adviser is incorrect in its expectation of changes in securities prices or determination of the correlation between the securities indices on which options are written and purchased and the securities in a Fund's investment portfolio, the investment performance of the Fund will be less favorable than it would have been in the absence of such options transactions. The writing of options could significantly increase a Fund's portfolio turnover rate and, therefore, associated brokerage commissions or spreads.

OPTIONS ON FOREIGN CURRENCIES

  A Fund may, to the extent it invests in foreign securities, purchase and sell (write) call and put options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and anticipated dividends on such securities and against increases in the U.S. dollar cost of foreign securities to be acquired. In addition, the Balanced Fund may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different currency, if there is a pattern of correlation between the two currencies. As with other kinds of options transactions, however, the writing of an option on a foreign currency will constitute only a partial hedge, up to the amount of the premium received. If an option that a Fund has written is exercised, the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. In addition to purchasing call and put options for hedging purposes, the Balanced Fund may purchase call or put options on currency to seek to increase total return when the Investment Adviser anticipates that the currency will appreciate or depreciate in value, but the securities quoted or denominated in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When purchased or sold to seek to increase total return, options on currencies are considered speculative. Options on foreign currencies written or purchased by the Funds are traded on U.S. and foreign exchanges or over-the-counter.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

  To seek to increase total return or to hedge against changes in interest rates, securities prices or currency exchange rates, a Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on any of such futures contracts. Each Fund may also enter into closing purchase and sale transactions with respect to any such contracts and options. The futures contracts may be based on various securities (such as U.S. Government securities), foreign currencies, securities indices and other financial instruments and indices. The CORE Large Cap Value, CORE U.S. Equity and CORE Large Cap Growth Funds may enter into such transactions only with respect to the S&P 500 Index in the case of the CORE U.S. Equity Fund and a representative index in the case of the CORE Large Cap Value and CORE Large Cap Growth Funds. A Fund will engage in futures and related options transactions for bona fide hedging purposes as defined in regulations of the Commodity Futures Trading Commission or to seek to increase total return to the extent permitted by such regulations. A Fund may not purchase or sell futures contracts or purchase or sell related options to seek to increase total return, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of initial margin deposits and premiums paid on the Fund's outstanding positions in futures and related options entered into for the purpose of seeking to increase total return would exceed 5% of the market value of the Fund's net assets. These transactions involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities or currencies, require the Fund to segregate and maintain cash or liquid assets with a value equal to the amount of the Fund's obligations or to otherwise cover the obligations in a manner permitted by the SEC.

  While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. See "Investment Objectives and Policies--Futures Contracts and Options on Future Contracts" in the Additional Statement. Thus, while a Fund may benefit from the use of futures and options on futures, unanticipated changes in interest rates, securities prices or currency exchange rates may result in poorer overall performance than if the Fund had not entered into any futures contracts or options transactions. Because perfect correlation between a futures position and portfolio position that is intended to be protected is impossible to achieve, the desired protection may not be obtained and a Fund may be exposed to risk of loss. The loss incurred by a Fund in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received. Futures markets are highly volatile and the use of futures may increase the volatility of a Fund's NAV. The profitability of a Fund's trading in futures to seek to increase total return depends upon the ability of the Investment Adviser to analyze correctly the futures markets. In addition, because of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to a Fund. Further, futures contracts and options on futures may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. The Funds may engage in futures transactions on both U.S. and foreign exchanges. Foreign exchanges may not provide the same protection as U.S. exchanges.

STANDARD AND POOR'S DEPOSITORY RECEIPTS

  Each Fund may, consistent with its objectives, purchase Standard & Poor's Depository Receipts ("SPDRs"). SPDRs are American Stock Exchange-traded securities that represent ownership in the SPDR Trust, a trust which has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P 500. This trust is sponsored by a subsidiary of the American Stock Exchange. SPDRs may be used for several reasons, including but not limited to: facilitating the handling of cash flows or trading, or reducing transaction costs. The use of SPDRs would introduce additional risk to the

Fund as the price movement of the instrument does not perfectly correlate with the price action of the underlying index.

EQUITY SWAPS

  Each Fund may invest up to 10% of its total assets in equity swaps. Equity swaps allow the parties to a swap agreement to exchange the dividend income or other components of return on an equity investment (e.g., a group of equity securities or an index) for a component of return on another non-equity or equity investment. An equity swap may be used by a Fund to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps are derivatives and their value can be very volatile. To the extent that the Investment Adviser does not accurately analyze and predict the potential relative fluctuation of the components swapped with another party, a Fund may suffer a loss. The value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, a Fund may suffer a loss if the counterparty defaults. In connection with its investments in equity swaps, a Fund will either segregate cash or liquid assets or otherwise cover its obligations in a manner required by the SEC.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

  Each Fund may purchase when-issued securities. When-issued transactions arise when securities are purchased by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Each Fund may also purchase or sell securities on a forward commitment basis; that is, make contracts to purchase or sell securities for a fixed price at a future date beyond the customary three-day settlement period. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Conversely, securities sold on a forward commitment basis involve the risk that the value of the securities to be sold may increase prior to the settlement date. Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate to do so. A Fund will segregate cash or liquid assets in an amount sufficient to meet the purchase price until three days prior to the settlement date. Alternatively, each Fund may enter into offsetting contracts for the forward sale of other securities that it owns.

ILLIQUID AND RESTRICTED SECURITIES

  A Fund will not invest more than 15% of its net assets in illiquid investments, which include securities (both foreign and domestic) that are not readily marketable, certain SMBS, repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days, certain over-the-counter options and certain restricted securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is eligible for resale under Rule 144A under the Securities Act of 1933 and, therefore, is liquid. The Trustees have adopted guidelines under which the Investment Adviser determines and monitors the liquidity of portfolio securities, subject to the oversight of the Trustees. Investing in restricted securities eligible for resale pursuant to Rule 144A may decrease the liquidity of a Fund's portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

REPURCHASE AGREEMENTS

  Each Fund may enter into repurchase agreements with dealers in U.S. Government securities and member banks of the Federal Reserve System which furnish collateral at least equal in value or market price to the amount of their repurchase obligation. The Balanced Fund may also enter into repurchase agreements involving certain foreign government securities. If the other party or "seller" defaults, a Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund in connection with the related repurchase agreement are less than the repurchase price. In addition, in the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, a Fund could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement. The Trustees have reviewed and approved certain counterparties whom they believe to be creditworthy and have authorized the Funds to enter into repurchase agreements with such counterparties. In addition, each Fund, together with other registered investment companies having management agreements with an Investment Adviser or its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

LENDING OF PORTFOLIO SECURITIES

  Each Fund may also seek to increase its income by lending portfolio securities. Under present regulatory policies, such loans may be made to institutions, such as certain broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, or U.S. Government securities maintained on a current basis in an amount at least equal to the market value of the securities loaned. Cash collateral may be invested in cash equivalents. If the Investment Adviser determines to make securities loans, the value of the securities loaned may not exceed 33 1/3% of the value of the total assets of a Fund (including the loan collateral). A Fund may experience a loss or delay in the recovery of its securities if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.

MORTGAGE DOLLAR ROLLS

  The Balanced Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date for the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund. The Fund will segregate cash or liquid assets in an amount equal to the forward purchase price until the settlement date. Successful use of mortgage dollar rolls depends upon the Investment Adviser's ability to predict correctly interest rates and mortgage prepayments. There is no assurance that mortgage dollar rolls can be successfully employed. For financial reporting and tax purposes, the Fund treats mortgage dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale. The Fund does not currently intend to enter into mortgage dollar rolls that are accounted for as a financing.

SHORT SALES AGAINST-THE-BOX

  Each Fund (other than the CORE Funds) may make short sales of securities or maintain a short position, provided that at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, an equal amount of the securities of the same issuer as the securities sold short (a short sale against-the-box). Not more than 25% of a Fund's net assets (determined at the time of the short sale) may be subject to such short sales. As a result of recent tax legislation, short sales may not generally be used to defer the recognition of gain for tax purposes with respect to appreciated securities in a Fund's portfolio.

TEMPORARY INVESTMENTS

  Each Fund may, for temporary defensive purposes, invest 100% of its total assets (except that the CORE Funds may only hold up to 35% of their respective total assets) in U.S. Government securities, repurchase agreements collateralized by U.S. Government securities, commercial paper rated at least A-2 by Standard & Poor's or P-2 by Moody's, certificates of deposit, bankers' acceptances, repurchase agreements, non-convertible preferred stocks and non-convertible corporate bonds with a remaining maturity of less than one year. When a Fund's assets are invested in such instruments, the Fund may not be achieving its investment objective.

MISCELLANEOUS TECHNIQUES

  In addition to the techniques and investments described above, each Fund may, with respect to no more than 5% of its net assets, engage in the following techniques and investments: (i) warrants and stock purchase rights;
(ii) currency swaps (Balanced Fund only); (iii) credit swaps, mortgage swaps, index swaps and interest rate swaps, caps, floors and collars (Balanced Fund only); (iv) yield curve options and inverse floating rate securities (Balanced Fund only); (v) other investment companies including World Equity Benchmark Shares; (vi) unseasoned companies; (vii) municipal securities (Balanced Fund only); (viii) loan participations (Balanced Fund only); (ix) custodial receipts; and (x) reverse repurchase agreements for investment purposes (Balanced Fund only).

  In addition, each Fund may borrow up to 33 1/3% of its total assets from banks for temporary or emergency purposes. A Fund may not make additional investments if borrowings (excluding covered mortgage dollar rolls) exceed 5% of its total assets. For more information see the Additional Statement.


                                 RISK FACTORS

  Risks of Investing in Equity Securities. In general, the Funds are subject to the risks associated with investments in common stocks and other equity securities. Stock values fluctuate in response to the activities of individual companies and in response to general market and economic conditions and, accordingly, the value of the stocks that a Fund holds may decline over short or extended periods. The U.S. stock markets tend to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. As of the date of this Prospectus, domestic stock markets were trading at or close to record high levels and there can be no guarantee that such levels will continue.

  RISKS OF INVESTING IN SMALL CAPITALIZATION COMPANIES. Investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks.

  SPECIAL RISKS OF INVESTMENTS IN EMERGING MARKETS. Investing in the securities of issuers in Emerging Countries involves risks in addition to those discussed under "Description of Securities-- Foreign Investments." The Growth and Income, Mid Cap Equity and Small Cap Value Funds may each invest up to 25%, the Balanced Fund may invest up to 20% and the Capital Growth Fund may invest up to 10% of their respective total assets in securities of issuers in Emerging Countries. Emerging Countries are generally located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa.

  Foreign investment in the securities markets of certain Emerging Countries is restricted or controlled to varying degrees which may limit investment in such countries or increase the administrative costs of such investments. Certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by a Fund. The repatriation of both investment income and capital from certain Emerging Countries is subject to restrictions such as the need for governmental consents. Many Emerging Countries may be subject to a greater degree of economic, political and social instability than is the case in Western Europe, the United States, Canada, Australia, New Zealand and Japan. Many Emerging Countries do not have fully democratic governments. For example, governments of some Emerging Countries are authoritarian in nature or have been installed or removed as a result of military coups, while governments in other Emerging Countries have periodically used force to suppress civil dissent. Many Emerging Countries have experienced currency devaluations and substantial and, in some cases, extremely high rates of inflation, which have a negative effect on the economies and securities markets of such Emerging Countries. Settlement procedures in Emerging Countries are frequently less developed and reliable than those in the United States and may involve a Fund's delivery of securities before receipt of payment for their sale. In addition, significant delays are common in certain markets in registering the transfer of securities. Settlement or registration problems may make it more difficult for a Fund to value its portfolio securities and could cause the Fund to miss attractive investment opportunities, to have a portion of its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities the Fund has delivered or the Fund's inability to complete its contractual obligations.

  RISKS OF INVESTING IN FIXED-INCOME SECURITIES. When interest rates decline, the market value of fixed-income securities tends to increase. Conversely, when interest rates increase, the market value of fixed-income securities tends to decline. Volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument. Investments in fixed-income securities are subject to the risk that the issuer could default on its obligations and a Fund could sustain losses on such investments. A default could impact both interest and principal payments.

  RISKS OF DERIVATIVE TRANSACTIONS. A Fund's transactions, if any, in options, futures, options on futures, swaps, structured securities and currency transactions involve certain risks, including a possible lack of correlation between changes in the value of hedging instruments and the portfolio assets (if any) being hedged, the potential illiquidity of the markets for derivative instruments, the risks arising from margin requirements and related leverage factors associated with such transactions. The use of these management techniques to seek to increase total return may be regarded as a speculative practice and involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices, interest rates or currency prices. A Fund's use of certain derivative transactions may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company.

                            INVESTMENT RESTRICTIONS

  Each Fund is subject to certain investment restrictions that are described in detail under "Investment Restrictions" in the Additional Statement. Fundamental investment restrictions of a Fund cannot be changed without approval of a majority of the outstanding Shares of that Fund as defined in the Additional Statement. Each Fund's investment objectives and all policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in a Fund's investment objectives, shareholders should consider whether that Fund remains an appropriate investment in light of their then current financial positions and needs.


                              PORTFOLIO TURNOVER

  A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by a Fund and its shareholders. See "Financial Highlights" for a statement of each Fund's historical portfolio turnover rate (other than the CORE Large Cap Value Fund). It is anticipated that the annual portfolio turnover rate of the CORE Large Cap Value Fund will generally not exceed 75%. The portfolio turnover rate is calculated by dividing the lesser of the dollar amount of sales or purchases of portfolio securities by the average monthly value of a Fund's portfolio securities, excluding securities having a maturity at the date of purchase of one year or less. The Investment Adviser will not consider the portfolio turnover rate a limiting factor in making investment decisions for a Fund consistent with the Fund's investment objectives and portfolio management policies.


                                  MANAGEMENT

TRUSTEES AND OFFICERS

  The Trustees are responsible for deciding matters of general policy and reviewing the actions of the Investment Adviser, Distributor and transfer agent. The officers of the Trust conduct and supervise the Funds' daily business operations. The Additional Statement contains information as to the identity of, and other information about, the Trustees and officers of the Trust.

INVESTMENT ADVISERS

  INVESTMENT ADVISERS. Goldman Sachs Asset Management, One New York Plaza, New York, New York 10004, a separate operating division of Goldman Sachs, serves as investment adviser to the Balanced, Growth and Income, CORE Large Cap Value, CORE Large Cap Growth, CORE Small Cap Equity, Mid Cap Equity and Small Cap Value Funds. Goldman Sachs registered as an investment adviser in 1981. Goldman Sachs Funds Management, L.P., One New York Plaza, New York, New York 10004, a Delaware limited partnership which is an affiliate of Goldman Sachs, serves as the investment adviser to the CORE U.S. Equity and Capital Growth Funds. Goldman Sachs Funds Management, L.P. registered as an investment adviser in 1990. As of November 20, 1998, GSAM and GSFM together with their affiliates, acted as investment adviser or distributor for assets in excess of $188 billion.

  Under a Management Agreement with each Fund, the applicable Investment Adviser, subject to the general supervision of the Trustees, provides day-to-day advice as to the Fund's portfolio transactions. Goldman Sachs has agreed to permit the Funds to use the name "Goldman Sachs" or a derivative thereof as part of each Fund's name for as long as a Fund's Management Agreement is in effect.

  In performing its investment advisory services, each Investment Adviser, while remaining ultimately responsible for the management of the Funds, is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. In addition, the Investment Adviser will have access to the research of, and certain proprietary technical models developed by, Goldman Sachs and may apply quantitative and qualitative analysis in determining the appropriate allocations among the categories of issuers and types of securities.

  Under the Management Agreement, the Investment Adviser also: (i) supervises all non-advisory operations of each Fund that it advises; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of each Fund;
(iii) arranges for at each Fund's expense (a) the preparation of all required tax returns, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of prospectuses and Additional Statements and (d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains each Fund's records; and (v) provides office space and all necessary office equipment and services.

  M. Roch Hillenbrand, a Managing Director of Goldman, Sachs & Co., is the Head of Global Equities for Goldman Sachs Asset Management, overseeing U.S., Europe, Japan, and non-Japan Asia. In this capacity, he is responsible for managing the group as it defines and implements global portfolio management processes that are consistent, reliable and predictable. Roch is also President of Commodities Corporation LLC, of which Goldman, Sachs & Co. is the parent company. Over the course of his 18-year career at Commodities Corporation, Roch has had extensive experience in dealing with internal and external investment managers who have managed a range of futures and equities strategies across multiple markets, using a variety of styles.

 FUND MANAGERS

                                                YEARS
                                                PRIMARILY
       NAME AND TITLE       FUND RESPONSIBILITY RESPONSIBLE     FIVE YEAR EMPLOYMENT HISTORY
  ------------------------- ------------------- ----------- ----------------------------
  George D. Adler           Senior                 Since      Mr. Adler joined the
   Vice President           Portfolio Manager--    1997       Investment Adviser in
                            Capital Growth         1998       1997. From 1990 to 1997,
                            Balanced (Equity)                 he was a portfolio
                                                              manager at Liberty
                                                              Investment Management,
                                                              Inc. From 1988 to 1990
                                                              he was a director of
                                                              portfolio management at
                                                              Banc One in Ohio.
--------------------------------------------------------------------------------------------
  Eileen A. Aptman          Senior Portfolio       Since      Ms. Aptman joined the
   Vice President           Manager--              1996       Investment Adviser in
                            Mid Cap Equity         1997       1993. From 1990 to 1993,
                            Small Cap Value                   she worked at Delphi
                                                              Management as an equity
                                                              analyst, focusing her
                                                              research efforts on
                                                              value stocks.
--------------------------------------------------------------------------------------------
  Jonathan A. Beinner       Senior Portfolio       Since      Mr. Beinner joined the
   Managing Director and    Manager--Balanced      1994       Investment Adviser in
   Co-Head U.S. Fixed       (Fixed-Income)                    1990. From 1988 to 1990,
   Income                                                     he worked as a portfolio
                                                              manager at Franklin
                                                              Savings Association in
                                                              the trading and
                                                              arbitrage group.
--------------------------------------------------------------------------------------------
  Melissa Brown             Senior Portfolio       Since      Ms. Brown joined the
   Vice President           Manager--              1998       Investment Adviser in
                            CORE Large Cap         1998       1998. From 1984 to 1998,
                            Value CORE U.S.        1998       she was the director of
                            Equity                 1998       Quantitative Equity
                            CORE Large Cap                    Research and served on
                            Growth                            the Investment Policy
                            CORE Small Cap                    Committee at Prudential
                            Equity                            Securities.

                                                        YEARS
                                                        PRIMARILY
      NAME AND TITLE        FUND RESPONSIBILITY         RESPONSIBLE     FIVE YEAR EMPLOYMENT HISTORY
  ---------------------- --------------------------     ----------- ----------------------------
  Kent A. Clark             Senior Portfolio Manager--     Since     Mr. Clark joined the
   Managing Director        CORE Large Cap Value CORE      1998      Investment Adviser in
                            U.S. Equity                    1996      1992.
                            CORE Large Cap Growth          1997
                            CORE Small Cap Equity          1997
----------------------------------------------------------------------------------------------------
  Robert G. Collins         Senior Portfolio Manager--     Since     Mr. Collins joined the
   Vice President           Capital Growth                 1997      Investment Adviser in
                            Balanced (Equity)              1998      1997. From 1991 to 1997,
                                                                     he was a portfolio manager
                                                                     at Liberty Investment
                                                                     Management, Inc. His past
                                                                     experiences include work
                                                                     as a special situations
                                                                     analyst with Raymond James
                                                                     & Associates for five
                                                                     years.
----------------------------------------------------------------------------------------------------
  Herbert E. Ehlers         Senior Portfolio Manager--     Since     Mr. Ehlers joined the
   Managing Director        Capital Growth                 1997      Investment Adviser in
                            Balanced (Equity)              1998      1997. From 1994 to 1997,
                                                                     he was the Chief
                                                                     Investment Officer and
                                                                     Chairman of Liberty
                                                                     Investment Management,
                                                                     Inc. He was a portfolio
                                                                     manager and president at
                                                                     Liberty's predecessor
                                                                     firm, Eagle Asset
                                                                     Management, from 1984 to
                                                                     1994.
----------------------------------------------------------------------------------------------------
  Gregory H. Ekizian        Senior Portfolio Manager--     Since     Mr. Ekizian joined the
   Vice President           Capital Growth                 1997      Investment Adviser in
                            Balanced (Equity)              1998      1997. From 1990 to 1997,
                                                                     he was a portfolio manager
                                                                     at Liberty Investment
                                                                     Management, Inc. and its
                                                                     predecessor firm, Eagle
                                                                     Asset Management.
----------------------------------------------------------------------------------------------------
  Paul D. Farrell           Senior Portfolio Manager--     Since     Mr. Farrell joined the
   Managing Director        Mid Cap Equity                 1998      Investment Adviser in
                            Small Cap Value                1992      1991. In 1998, he became
                                                                     responsible for managing
                                                                     the Investment Adviser's
                                                                     Value team. During 1991,
                                                                     he served as a managing
                                                                     director at Plaza
                                                                     Investment Managers, the
                                                                     investment subsidiary of
                                                                     GEICO Corp., a major
                                                                     insurance company. From
                                                                     1986 to 1991, he was
                                                                     employed by Goldman Sachs
                                                                     as a vice president in the
                                                                     investment research
                                                                     department and was
                                                                     responsible for the
                                                                     formation of the firm's
                                                                     Emerging Growth Research
                                                                     Group.
----------------------------------------------------------------------------------------------------
  Greg Gigliotti            Senior Portfolio Manager--     Since     Mr. Gigliotti joined the
   Vice President           Growth and Income              1998      Investment Adviser in
                            Balanced (Equity)              1998      1997. From 1996 to 1997 he
                            Mid Cap Equity                 1998      was a Vice President and
                                                                     senior analyst at Franklin
                                                                     Mutual Advisors, Inc., the
                                                                     asset management division
                                                                     of Franklin Resources,
                                                                     Inc. From 1989 to 1996 he
                                                                     was a Vice President and
                                                                     senior analyst at Heine
                                                                     Securities Corporation
                                                                     which was purchased by
                                                                     Franklin Resources, Inc.
----------------------------------------------------------------------------------------------------
  Robert C. Jones            Senior Portfolio Manager--    Since     Mr. Jones joined the
   Managing Director         CORE Large Cap Value CORE     1998      Investment Adviser in
                             U.S. Equity                   1991      1989. From 1987 to 1989,
                             CORE Large Cap Growth         1997      he was the senior
                             CORE Small Cap Equity         1997      quantitative analyst in
                                                                     the Goldman Sachs
                                                                     Investment Research
                                                                     Department and the author
                                                                     of the monthly Stock
                                                                     Selection publication.
----------------------------------------------------------------------------------------------------
  Richard C. Lucy            Senior Portfolio Manager--    Since     Mr. Lucy joined the
   Managing Director and     Balanced (Fixed-Income)       1994      Investment Adviser in
   Co-Head U.S.                                                      1992. From 1983 to 1992,
   Fixed Income                                                      he managed fixed income
                                                                     assets at Brown Brothers
                                                                     Harriman & Co.

                                                        YEARS
                                                        PRIMARILY
      NAME AND TITLE        FUND RESPONSIBILITY         RESPONSIBLE     FIVE YEAR EMPLOYMENT HISTORY
  ---------------------- --------------------------     ----------- ----------------------------
  Matthew B. McLennan        Senior Portfolio Manager--    Since      Mr. McLennan joined the
   Vice President            Mid Cap Equity                1998       Investment Adviser in
                             Small Cap Value               1996       1995. From 1994 to 1995,
                                                                      he worked in the
                                                                      Investment Banking
                                                                      Division of Goldman
                                                                      Sachs in Australia. From
                                                                      1991 to 1994, Mr.
                                                                      McLennan worked at
                                                                      Queensland Investment
                                                                      Corporation in
                                                                      Australia.
----------------------------------------------------------------------------------------------------
  Victor H. Pinter           Senior Portfolio Manager--    Since      Mr. Pinter joined the
   Vice President            CORE Large Cap Value CORE     1998       Investment Adviser in
                             U.S. Equity                   1996       1990. From 1985 to 1990,
                             CORE Large Cap Growth         1997       he was a project manager
                             CORE Small Cap Equity         1997       in the Information
                                                                      Technology Division of
                                                                      the Investment Adviser.
----------------------------------------------------------------------------------------------------
  Thomas S. Price            Senior Portfolio Manager--    Since      Mr. Price joined the
   Vice President            Growth and Income             1998       Investment Adviser in
                             Balanced (Equity)             1998       1997. From 1996 to 1997
                             Mid Cap Equity                1998       he was a Vice President
                                                                      and senior analyst at
                                                                      Franklin Mutual
                                                                      Advisors, Inc., the
                                                                      asset management
                                                                      division of Franklin
                                                                      Resources, Inc. From
                                                                      1993 to 1996 he was a
                                                                      Vice President and
                                                                      senior analyst at Heine
                                                                      Securities Corporation
                                                                      which was purchased by
                                                                      Franklin Resources, Inc.
----------------------------------------------------------------------------------------------------
  David G. Shell             Senior Portfolio Manager--    Since      Mr. Shell joined the
   Vice President            Capital Growth                1997       Investment Adviser in
                             Balanced (Equity)             1998       1997. From 1987 to 1997,
                                                                      he was a portfolio
                                                                      manager at Liberty
                                                                      Investment Management,
                                                                      Inc. and its predecessor
                                                                      firm, Eagle Asset
                                                                      Management.
----------------------------------------------------------------------------------------------------
  Ernest C. Segundo, Jr.     Senior Portfolio Manager--    Since      Mr. Segundo joined the
   Vice President            Capital Growth                1997       Investment Adviser in
                             Balanced (Equity)             1998       1997. From 1992 to 1997,
                                                                      he was a portfolio
                                                                      manager at Liberty
                                                                      Investment Management,
                                                                      Inc. From 1990 to 1992,
                                                                      he was an equity
                                                                      research analyst with
                                                                      Fidelity Management &
                                                                      Research Company.
----------------------------------------------------------------------------------------------------
  Lawrence S. Sibley         Senior Portfolio Manager--    Since      Mr. Sibley joined the
   Vice President            Growth and Income             1997       Investment Adviser in
                             Balanced (Equity)             1997       1997. From 1994 to 1997,
                             Mid Cap Equity                1997       he headed Institutional
                                                                      Equity Sales at J.P.
                                                                      Morgan Securities and
                                                                      from 1987 to 1994, he
                                                                      was a principal of
                                                                      Sanford C. Bernstein &
                                                                      Co. in its Institutional
                                                                      Sales Department.
----------------------------------------------------------------------------------------------------
  Karma Wilson              Senior Portfolio Manager--     Since      Ms. Wilson joined the
   Vice President           Growth and Income              1998       Investment Adviser in
                            Balanced (Equity)              1998       1994. Prior to 1994, she
                            Mid Cap Equity                 1998       was an investment
                                                                      analyst with Bankers
                                                                      Trust Australia Ltd.
                                                                      Before 1992 she was
                                                                      employed at Arthur
                                                                      Andersen LLP.

  It is the responsibility of the Investment Adviser to make the investment decisions for a Fund and to place the purchase and sale orders for the Fund's portfolio transactions in U.S. and foreign markets. Such orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Goldman Sachs or its affiliates. In effecting purchases and sales of portfolio securities for the Funds, the Investment Adviser will seek the best price and execution of a Fund's orders. In doing so, where two or more brokers or dealers offer comparable prices and execution for a particular trade, consideration may be given to whether the broker or dealer provides investment research or brokerage services or sells Shares of any Goldman Sachs Fund. See the Additional Statement for a further description of the Investment Adviser's brokerage allocation practices.

  As compensation for its services rendered and assumption of certain expenses pursuant to separate Management Agreements, GSAM and GSFM are entitled to the following fees, computed daily and payable monthly at the annual rates listed below:

                                                               FOR THE FISCAL
                                                CONTRACTUAL YEAR OR PERIOD ENDED
                                                   RATE*     JANUARY 31, 1998*
                                                ----------- --------------------
     GSAM
     ----
     Balanced..................................    0.65%           0.65%
     Growth and Income.........................    0.70%           0.70%
     CORE Large Cap Value......................    0.60%             N/A
     CORE Large Cap Growth.....................    0.75%           0.60%
     CORE Small Cap Equity.....................    0.85%           0.75%
     Mid Cap Equity............................    0.75%           0.75%
     Small Cap Value...........................    1.00%           1.00%
     GSFM
     ----
     CORE U.S. Equity..........................    0.75%           0.59%
     Capital Growth............................    1.00%           1.00%

---------------------
*All numbers are annualized. The difference, if any, between the stated fees and the actual fees paid by the Funds reflects that the applicable Investment Adviser did not charge the full amount of the fees to which it would have been entitled. Effective September 1, 1998, the management fee for the CORE U.S. Equity and CORE Small Cap Equity Funds will equal 0.70% and 0.85%, respectively. As of January 31, 1998, the CORE Large Cap Value Fund had not commenced operations. The Investment Adviser may discontinue or modify any limitations in the future at its discretion.

  The Investment Adviser has voluntarily agreed to reduce or limit certain "Other Expenses" of the Funds (excluding management fees, service fees, transfer agency fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.01%, 0.05%, 0.00%, 0.00%, 0.00%, 0.04%, 0.00%, 0.10% and 0.06% per
annum of the average daily net assets of the Balanced, Growth and Income, CORE Large Cap Value, CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity, Capital Growth, Mid Cap Equity and Small Cap Value Funds, respectively. Such reductions or limits, if any, may be discontinued or modified by the applicable Investment Adviser in its discretion at any time.

  ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS. The involvement of the Investment Adviser, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to a Fund or limit a Fund's investment activities. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Funds and/or which engage in and compete for transactions in the same type of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds. The results of a Fund's investment activities, therefore, may differ from those of Goldman Sachs and its affiliates and it is possible that a Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for proprietary or other accounts. In addition, the Funds may, from time to time, enter into transactions in which other clients of

Goldman Sachs have an adverse interest. From time to time, a Fund's activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. See "Management--Activities of Goldman Sachs and its Affiliates and Other Accounts Managed by Goldman Sachs" in the Additional Statement for further information.

DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 85 Broad Street, New York, New York 10004, serves as the exclusive distributor (the "Distributor") of each Fund's Shares. Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606, also serves as each Fund's transfer agent (the "Transfer Agent") and as such performs various shareholder servicing functions. Shareholders with inquiries regarding a Fund should contact Goldman Sachs (as Transfer Agent) at the address or the telephone number set forth on the back cover page of this Prospectus. Goldman Sachs is entitled to receive a transfer agency fee with respect to each Fund's Institutional and Service Shares equal, on an annual basis, to 0.04% of average daily net assets.

  From time to time, Goldman Sachs or any of its affiliates may purchase and hold Shares of the Funds. Goldman Sachs reserves the right to redeem at any time some or all of the Shares acquired for its own account.

YEAR 2000

  Many computer systems were designed using only two digits to signify the year (for example, "98" for "1998"). On January 1, 2000, if these computer systems are not corrected, they may incorrectly interpret "00" as the year "1900" rather than the year "2000," leading to computer shutdowns or errors (commonly known as the "Year 2000 Problem"). To the extent these systems conduct forward-looking calculations, these computer problems may occur prior to January 1, 2000. Like other investment companies and financial and business organizations, the Funds could be adversely affected in their ability to process securities trades, price securities, provide shareholder account services and otherwise conduct normal business operations if the Investment Adviser or other Fund service providers do not adequately address this problem in a timely manner. The Investment Adviser has established a dedicated group to analyze these issues and to implement the systems modifications necessary to prepare for the Year 2000 Problem. Currently, the Investment Adviser does not anticipate that the transition to the 21st Century will have any material impact on its ability to continue to service the Funds at current levels. In addition, the Investment Adviser has sought assurances from the Funds' other service providers that they are taking the steps necessary so that they do not experience Year 2000 Problems, and the Investment Adviser will continue to monitor the situation. At this time, however, no assurance can be given that the actions taken by the Investment Adviser and the Funds' other service providers will be sufficient to avoid any adverse effect on the Funds due to the Year 2000 Problem.


                                   EXPENSES

  The Funds are responsible for the payment of their expenses. The expenses include, without limitation; fees payable to the Investment Adviser; custodial and transfer agency fees; service fees paid to Service Organizations; brokerage fees and commissions; filing fees for the registration or qualification of the Funds' Shares under federal or state securities laws, organizational expenses; fees and expenses incurred in connection with membership in investment company organizations; taxes; interest; costs of liability insurance, fidelity bonds or indemnification; any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against, the Funds for violation of any law; legal and auditing fees and expenses (including the cost of legal and certain accounting services rendered by employees of the Investment Adviser and its affiliates with respect to the Funds); expenses of preparing and setting in type prospectuses, Additional Statements, proxy material, financial reports and notices and the printing and distributing of the same to shareholders and regulatory authorities; compensation and expenses of the Trust's "non-interested" Trustees; and extraordinary organizational expenses, if any, incurred by the Trust.


                                NET ASSET VALUE

  The NAV per Share of each Class of a Fund is calculated by the Fund's custodian as of the close of regular trading on the New York Stock Exchange (which is normally, but not always, 3:00 p.m. Chicago time, 4:00 p.m. New York time), on each Business Day (as such term is defined under "Additional Information"). NAV per Share of each Class is calculated by determining the net assets attributed to each Class and dividing by the number of outstanding Shares of that Class. Portfolio securities are valued based on market quotations or, if accurate quotations are not readily available, at fair value as determined in good faith under procedures established by the Trustees.


                            PERFORMANCE INFORMATION

  From time to time each Fund may publish average annual total return and the Balanced, CORE Large Cap Value and Growth and Income Funds may publish their yield and distribution rates in advertisements and communications to shareholders or prospective investors. Average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price for specified periods ending with the most recent calendar quarter, assuming reinvestment of all dividends and distributions at NAV. The total return calculation assumes a complete redemption of the investment at the end of the relevant period. Each Fund may also from time to time advertise total return on a cumulative, average, year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules. In addition, each Fund may furnish total return calculations based on investments at various sales charge levels or at NAV. Any performance information which is based on the NAV per Share would be reduced if any applicable sales charge were taken into account. In addition to the above, each Fund may from time to time advertise its performance relative to certain averages, performance rankings, indices, other information prepared by recognized mutual fund statistical services and investments for which reliable performance information is available.

  The Balanced, CORE Large Cap Value and Growth and Income Funds compute their yield by dividing net investment income earned during a recent thirty-day period by the product of the average daily number of Shares outstanding and entitled to receive dividends during the period and the maximum offering price per Share on the last day of the relevant period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized. Net investment income per Share is equal to the dividends and interest earned during the period, reduced by accrued expenses for the period. The calculation of net investment income for these purposes may differ from the net investment income determined for accounting purposes. The Balanced, CORE Large Cap Value and Growth and Income Funds' quotations of distribution rate are calculated by annualizing the most recent distribution of net investment income for a monthly, quarterly or other relevant period and dividing this amount by the NAV per Share on the last day of the period for which the distribution rate is being calculated.

  Each Fund's total return, yield and distribution rate will be calculated separately for each Class of Shares in existence. Because each Class of Shares may be subject to different expenses, the total return, yield and distribution rate calculations with respect to each Class of Shares for the same period will differ. See "Shares of the Trust."

  The Funds' performance quotations do not reflect any fees charged by a Service Organization to its customer accounts in connection with investments in the Funds. The investment results of a Fund will fluctuate over time and any presentation of investment results for any prior period should not be considered a representation of what an investment may earn or what the Fund's performance may be in any future period. In addition to information provided in shareholder reports, the Funds may, in their discretion, from time to time make a list of their holdings available to investors upon request.


                              SHARES OF THE TRUST

  Goldman Sachs Trust was formed under the laws of the State of Delaware on January 28, 1997. On April 30, 1997, Goldman Sachs Equity Portfolios, Inc., a Maryland corporation was reorganized into the Trust. The Trustees have authority under the Trust's Declaration of Trust to create and classify Shares of beneficial interests in separate series, without further action by shareholders. Additional series may be added in the future. The Trustees also have authority to classify and reclassify any series or portfolio of Shares into one or more Classes. Information about the Trust's other series and Classes is contained in separate prospectuses.

  When issued, Shares are fully paid and non-assessable. In the event of liquidation, shareholders of each class are entitled to share pro rata in the net assets of the applicable Fund available for distribution to the shareholders of such Class. All Shares are freely transferable and have no preemptive, subscription or conversion rights. Shareholders are entitled to one vote per Share, provided that, at the option of the Trustees, shareholders will be entitled to a number of votes based upon the NAVs represented by their Shares.

  The Trust does not intend to hold annual meetings of shareholders. However, recordholders may, under certain circumstances, as permitted by the Act, communicate with other shareholders in connection with requiring a special meeting of shareholders. The Trustees will call a special meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by shareholders.

  In the interest of economy and convenience, the Trust does not issue certificates representing the Funds' Shares. Instead, the Transfer Agent maintains a record of each shareholder's ownership. Each shareholder receives confirmation of purchase and redemption orders from the Transfer Agent. Fund Shares and any dividends and distributions paid by the Fund are reflected in account statements from the Transfer Agent.

                                   TAXATION

FEDERAL TAXES

  Each Fund is treated as a separate entity for tax purposes. The CORE Large Cap Value Fund intends to elect and each other Fund has elected to be treated as a regulated investment company, and each Fund intends to continue to qualify for such treatment for each taxable year under Subchapter M of the Code. To qualify as such, a Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders. As a regulated investment company, a Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its shareholders in accordance with certain timing requirements of the Code.

  Dividends paid by a Fund from net investment income, certain net realized foreign exchange gains, the excess of net short-term capital gain over net long-term capital loss and original issue discount or market discount income will be taxable to its shareholders as ordinary income. Distributions out of the net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, of a Fund will be taxed to shareholders as long-term capital gains, regardless of the length of time a shareholder has held his or her Shares or whether such gain was reflected in the price paid for the Shares. These tax consequences will apply whether distributions are received in cash or reinvested in Shares. A Fund's dividends that are paid to its corporate shareholders and are attributable to qualifying dividends such Fund receives from U.S. domestic corporations may be eligible, in the hands of such corporate shareholders, for the corporate dividends-received deduction, subject to certain holding period requirements and debt financing limitations under the Code. Certain distributions paid by a Fund in January of a given year may be taxable to shareholders as if received the prior December 31. Shareholders will be informed annually about the amount and character of distributions received from the Funds for federal income tax purposes.

  Investors should consider the tax implications of buying Shares immediately prior to a distribution. Investors who purchase Shares shortly before the record date for a distribution will pay a per Share price that includes the value of the anticipated distribution and will be taxed on the distribution even though the distribution represents a return of a portion of the purchase price.

  Redemptions and exchanges of Shares are taxable events.

  Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on distributions, redemptions and exchanges if they fail to furnish their correct taxpayer identification number and certain certifications required by the Internal Revenue Service or if they are otherwise subject to backup withholding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty, if any) on amounts treated as ordinary dividends from the Funds.

  Each Fund may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. In general, the Funds do not anticipate that they will be eligible to pass any foreign tax credits through to their shareholders; however, the Funds may deduct these taxes in computing their taxable income, if any.

OTHER TAXES

  In addition to federal taxes, a shareholder may be subject to state, local or foreign taxes on payments received from the Funds. A state income (and possibly local income and/or intangible property) tax exemption may be available to the extent (if any) a Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. For a further discussion of certain tax consequences of investing in Shares of the Funds, see "Taxation" in the Additional Statement. Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state and local taxes as well as to any foreign taxes.


                            ADDITIONAL INFORMATION

  As used in this Prospectus, the term "Business Day" means any day the New York Stock Exchange is open for trading, which is Monday through Friday except for holidays. The New York Stock Exchange is closed on the following holidays:
New Year's Day, Martin Luther King, Jr. Day, Presidents' Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                              ADDITIONAL SERVICES


  The Trust, on behalf of the Funds, has adopted a Service Plan with respect to the Service Shares which authorizes a Fund to compensate certain institutions ("Service Organizations") for providing account administration and personal and account maintenance services to their customers who are beneficial owners of such Shares. The Trust, on behalf of the Funds, enters into agreements with Service Organizations which purchase Service Shares on behalf of their custom-ers ("Service Agreements"). The Service Agreements provide for compensation to the Service Organizations in an amount up to 0.50% (on an annualized basis) of the average daily net assets of the Service Shares of the Fund attributable to or held in the name of the Service Organization for its customers; provided, however, that the fee paid for personal and account maintenance services may not exceed 0.25% of such average daily net assets. The services provided by the Service Organizations may include acting, directly or through an agent, as the sole shareholder of record, maintaining account records for customers, process-ing orders to purchase, redeem or exchange Service Shares for customers, re-sponding to inquiries from prospective and existing shareholders and assisting customers with investment procedures.

  The Trust may authorize certain Service Organizations to accept on the Trust's behalf, purchase, redemption and exchange orders placed by their customers and, if approved by the Trust, to designate other intermediaries to accept such orders. In these cases, a Fund will be deemed to have received an order in proper form when the order is accepted by the authorized Service Organization or intermediary on a Business Day, and the order will be priced at a Fund's NAV per Share next determined after such acceptance. The Service Organization or intermediary will be responsible for transmitting accepted orders to the Trust within the period agreed upon by them. A customer may contact its Service Organization to learn whether the Service Organization is authorized to accept orders. Service Organizations that are authorized to accept orders for the Trust may receive payments from the Funds or Goldman Sachs that are in addition to the payments payable by the Trust under the Service Plan.

  Holders of Service Shares of a Fund bear all expenses and fees paid to Serv-ice Organizations under the Service Plan as well as any other expenses which are directly attributable to such Shares.

  Service Organizations may charge fees directly to their customers who are the beneficial owners of Service Shares in connection with their customer accounts. These fees would be in addition to any amounts received by the Service Organi-zation under a Service Agreement and may affect the return earned on an invest-ment in a Fund. The Trust, on behalf of the Funds, accrues payments made pursu-ant to a Service Agreement daily. All inquiries of beneficial owners of Service Shares should be directed to such owners' Service Organization.

  For the fiscal year ended January 31, 1998, the Trust paid the Service Organizations fees at the annual rate of 0.50% of each Fund's average daily net assets attributable to Service Shares.


                            REPORTS TO SHAREHOLDERS


  Recordholders of Service Shares of the Funds will receive an annual report containing audited financial statements and a semi-annual report. Each recordholder of Service Shares will also be provided with a printed confirma-tion for each transaction in its account and a quarterly account statement. A year-to-date statement for any account will be provided to a Service Organiza-tion upon request made to Goldman Sachs.

  Service Organizations will be responsible for providing services similar to those described above to their customers who are the beneficial owners of such Shares. For example, Service Organizations are responsible for providing each customer exercising investment discretion with quarterly statements with re-spect to such customer's account in lieu of an immediate confirmation of each transaction.


                                   DIVIDENDS


  Each dividend from net investment income and capital gain distributions, if any, declared by a Fund on its outstanding Service Shares will, at the election of each shareholder, be paid: (i) in cash; or (ii) in additional Service Shares of such Fund. This election should initially be made on a shareholder's Account Information Form and may be changed upon written notice to Goldman Sachs at any time prior to the record date for a particular dividend or distribution. If no election is made, all dividends from net investment income and capital gain distributions will be reinvested in Service Shares of the applicable Fund.

  The election to reinvest dividends and distributions paid by a Fund in addi-tional Service Shares of the Fund will not affect the tax treatment of such dividends and distributions, which will be treated as received by the share-holder and then used to purchase Service Shares of a Fund.

  Each Fund intends that all or substantially all its net investment income and net capital gains, after reduction by available capital losses, including any capital losses carried forward from prior years, will be declared as dividends for each taxable year. The Balanced, CORE Large Cap Value and Growth and Income Funds will pay dividends from net investment income quarterly. Each other Fund will pay dividends from net investment income, and dividends from net realized capital gains, reduced by available capital losses, at least annually. From time to time, a portion of a Fund's dividends may constitute a return of capital.

  At the time of an investor's purchase of Shares of a Fund a portion of the NAV per Share may be represented by undistributed income of the Fund or real-ized or unrealized appreciation of the Fund's portfolio securities. Therefore, subsequent distributions on such Shares from such income or realized apprecia-tion may be taxable to the investor even if the NAV of the investor's Shares is, as a result of the distributions, reduced below the cost of such Shares and the distributions (or portions thereof) represent a return of a portion of the purchase price.


                           PURCHASE OF SERVICE SHARES


  Customers of Service Organizations may invest in Service Shares only through their Service Organizations. Service Shares may be purchased on any Business Day at the NAV per Share next determined after receipt of an order by Goldman Sachs from a Service Organization. (See "Additional Services" for a description of limited situations where a Service Organization or other intermediary may be authorized to accept orders for the Funds.) No sales load will be charged. Cur-rently, the NAV is determined as of the close of regular trading on the New York Stock Exchange (which is normally, but not always, 3:00 p.m. Chicago time, 4:00 p.m. New York time), as described under "Net Asset Value." Purchases of Service Shares of the Funds must be settled within three (3) Business Days of the receipt of a complete purchase order. Payment of the proceeds of redemption of Shares purchased by check may be delayed for a period of time as described under "Redemption of Service Shares."

  The Service Organizations are responsible for the timely transmittal of purchase orders to Goldman Sachs and payments to State Street Bank and Trust Company ("State Street"). In order to facilitate timely transmittal, the Service Organizations have established times by which purchase orders and payments must be received by them.

PURCHASE PROCEDURES

  Purchases of Service Shares may be made by a Service Organization placing an order with Goldman Sachs at 800-621-2550 and either wiring federal funds to State Street or initiating an ACH transfer. Purchases may also be made by a Service Organization by check (except that the Trust will not accept a check drawn on a foreign bank or a third party check) or Federal Reserve draft made payable to "Goldman Sachs Domestic Equity Funds--Name of Fund and Class of Shares" and should be directed to "Goldman Sachs Domestic Equity Funds--Name of Fund and Class of Shares," c/o National Financial Data Services, Inc. ("NFDS"), P.O. Box 419711, Kansas City, MO 64141-6711.

OTHER PURCHASE INFORMATION

  The Funds do not have any minimum purchase or account requirements with respect to Service Shares. A Service Organization may, however, impose a minimum amount for initial and subsequent investments in Service Shares, and may establish other requirements such as a minimum account balance. A Service Organization may effect redemptions of noncomplying accounts, and may impose a charge for any special services rendered to its customers. Customers should contact their Service Organization for further information concerning such requirements and charges.

  The Investment Adviser, Distributor, and/or their affiliates also pay additional compensation, from time to time, out of their assets and not as an additional charge to the Funds, to selected Service Organizations and other persons in connection with the sale of Shares of the Funds and other investment portfolios of the Trust (such as additional payments based on new sales amounts exceeding pre-established thresholds, or the length of time customer assets have remained in the Trust) and, subject to applicable NASD regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of Shares, as well as sponsor various educational programs, sales contests and/or promotions in which participants may receive reimbursement of expenses, entertainment and prizes such as travel awards, merchandise, cash, investment research and educational information and related support materials. This additional compensation can vary among Service Organizations depending upon such factors as the amounts their customers have invested (or may invest) in particular investment portfolios of the Trust, the particular program involved, or the amount of reimbursable expenses. Additional compensation based on sales may, but is currently not expected to, exceed 0.50% (annualized) of the amount invested. For further information, see the Additional Statement.

  The Funds reserve the right to redeem Service Shares of any Service Organiza-tion whose account balance is less than $50 as a result of earlier redemptions. Such redemptions will not be implemented if the value of a recordholder's ac-count falls below the minimum account balance solely as a result of market con-ditions. The Trust will give 60 days' prior written notice to Service Organiza-tions whose Service Shares are being redeemed to allow them to purchase suffi-cient additional Service Shares to avoid such redemption.

  The Funds and Goldman Sachs each reserve the right to reject any specific purchase order (including exchanges) or to restrict purchases or exchanges by a particular purchaser (or group of related purchasers). This may occur, for example, when a purchaser or group of purchaser's pattern of frequent purchases, sales or exchanges of Service Shares of a Fund is evident, or if purchases, sales, or exchanges are, or a subsequent abrupt redemption might be, of a size that would disrupt management of a Fund.

  In the sole discretion of Goldman Sachs, a Fund may accept securities instead of cash for the purchase of Shares of the Fund. Such purchases will be permitted only if the Investment Adviser determines that any securities acquired in this manner are consistent with the Fund's investment objectives, restrictions and policies and are desirable investments for the Fund.


                               EXCHANGE PRIVILEGE


  Service Shares of the Funds may be exchanged by a Service Organization for:
(i) Service Shares of any other mutual fund sponsored by Goldman Sachs and des-ignated as an eligible fund for this purpose; and (ii) the corresponding class of any Goldman Sachs Money Market Fund at the NAV next determined either by writing to Goldman Sachs, Attention: Goldman Sachs Domestic Equity Funds--Name of Fund and Class of Shares, c/o GSAM Shareholder Services, 4900 Sears Tower, Chicago, Illinois 60606 or, if previously elected in the Fund's Account Infor-mation Form, by telephone at 800-621-2550 (7:00 a.m. to 5:30 p.m. Chicago time). A shareholder should obtain and read the prospectus relating to any other fund and its Shares and consider its investment objective, policies and applicable fees before making an exchange. Service Shares acquired by telephone exchange must be registered in the same name(s) and have the same address as Service Shares of the Fund for which the exchange is being made.

   In an effort to prevent unauthorized or fraudulent exchanges by telephone, Goldman Sachs employs reasonable procedures as set forth under "Redemption of Service Shares" to confirm that such instructions are genuine. In times of drastic economic or market changes the telephone exchange privilege may be dif-ficult to implement. For federal income tax purposes, an exchange is treated as a sale of the Service Shares surrendered in the exchange, on which an investor may realize a gain or loss, followed by a purchase of Service Shares or the corresponding class of any Goldman Sachs Money Market Fund received in the ex-change. Shareholders should consult their own tax advisers concerning the tax consequences of an exchange. Exchanges are available only in states where ex-changes may legally be made. The exchange privilege may be materially modified or withdrawn at any time on 60 days' written notice to recordholders of Service Shares and is subject to certain limitations. See "Purchase of Service Shares."


                          REDEMPTION OF SERVICE SHARES


  The Funds will redeem their Service Shares upon request of a recordholder of such Shares on any Business Day at the NAV next determined after the receipt of a request in proper form by Goldman Sachs. (See "Additional Services" for a de-scription of limited situations where a Service Organization or other interme-diary may be authorized to accept requests for the Funds.) If Service Shares to be redeemed were recently purchased by check, a Fund may delay transmittal of redemption proceeds until such time as it has assured itself that good funds have been collected for the purchase of such Service Shares. This may take up to 15 days. Redemption requests may be made by a Service Organization by writing to or calling the Transfer Agent at the address or telephone number set forth on the back cover of this Prospectus. A Service Organization may request redemptions by telephone if the optional telephone redemption privilege is elected on the Account Infor-mation Form. It may be difficult to implement redemptions by telephone in times of drastic economic or market changes.

   In an effort to prevent unauthorized or fraudulent redemption or exchange requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. Among other things, any redemption request that requires money to go to an account or address other than that designated on the Account Information Form must be in writing and signed by an authorized person designated on the Account Information Form. Any such written request is also confirmed by telephone with both the requesting party and the designated bank account to verify instructions. Exchanges among accounts with different names, addresses and social security or other taxpayer identification numbers must be in writing and signed by an authorized person designated on the Account Information Form. Other procedures may be implemented from time to time concerning telephone redemptions and exchanges. If reasonable procedures are not implemented, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, neither the Funds, the Trust nor Goldman Sachs will be responsible for the authenticity of redemption or exchange instructions received by telephone.

  The Funds will arrange for the proceeds of redemptions effected by any means to be wired to the recordholder of Service Shares or, if the recordholder elects in writing, by check. Redemption proceeds paid by wire transfer will normally be wired on the next Business Day in federal funds (for a total one-day delay), but may be paid up to three days after receipt of a properly executed redemption request. Wiring of redemption proceeds may be delayed one additional Business Day if the Federal Reserve Bank is closed on the day redemption proceeds would ordinarily be wired. Redemption proceeds paid by check will normally be mailed to the address of record within three Business Days of receipt of a properly executed redemption request. Once wire transfer instructions have been given by Goldman Sachs, neither the Funds, the Trust nor Goldman Sachs assumes any further responsibility for the performance of intermediaries or the customer's Service Organization in the transfer process. If a problem with such performance arises, the customer should deal directly with such intermediaries or Service Organizations.

  Additional documentation regarding a redemption by any means may be required to effect a redemption when deemed appropriate by the Transfer Agent. The request for such redemption will not be considered to have been received in proper form until such additional documentation has been submitted to the Transfer Agent by the recordholder of Service Shares.

  Service Organizations are responsible for the timely transmittal of redemption requests by their customers to the Transfer Agent. In order to facilitate timely transmittal of redemption requests, Service Organizations have established times by which redemption requests must be received by them. Additional documentation may be required when deemed appropriate by a Service Organization.

                              --------------------

                                 APPENDIX A



                   GUIDELINES FOR CERTIFICATION OF TAXPAYER
               IDENTIFICATION NUMBER ON ACCOUNT INFORMATION FORM

  You are required by law to provide a Fund with your correct Taxpayer Identification Number (TIN), regardless of whether you file tax returns. Failure to do so may subject you to penalties. Failure to provide your correct TIN and to sign your name in the Certification section of the Account Information Form could result in withholding of 31% by a Fund for the federal backup withholding tax on distributions, redemptions, exchanges and other payments relating to your account.

  Any tax withheld may be credited against taxes owed on your federal income tax return.

  If you do not have a TIN, you should apply for one immediately by contacting your local office of the Social Security Administration or the Internal Revenue Service (IRS). Backup withholding could also apply to payments relating to your account prior to a Fund's receipt of your TIN.

  Special rules apply for certain entities. For example, for an account established under a Uniform Gifts or Transfers to Minors Act, the TIN of the minor should be furnished.

  If you have been notified by the IRS that you are subject to backup withholding because you failed to report all your interest and/or dividend income on your tax return and you have not been notified by the IRS that such withholding should cease, you must cross out item (2) in the Certification section of the Account Information Form.

  If you are an exempt recipient, you should furnish your TIN and certify your exemption by signing the Certification section and writing "exempt" after your signature. Exempt recipients include: corporations, tax-exempt pension plans and IRAs, governmental agencies, financial institutions, registered securities and commodities dealers and others.

  If you are a nonresident alien or foreign entity, you must provide a completed Form W-8 to a Fund in order to avoid backup withholding on certain payments. Other payments to you may be subject to nonresident alien withholding of up to 30%.

  For further information regarding backup and nonresident alien withholding, see Sections 3406, 1441 and 1442 of the Code and consult your tax adviser.

--------------------------------------------------------------------------------

GOLDMAN SACHS ASSET
MANAGEMENT
ONE NEW YORK PLAZA
NEW YORK, NEW YORK 10004

GOLDMAN SACHS FUNDS
MANAGEMENT, L.P.
ONE NEW YORK PLAZA
NEW YORK, NEW YORK 10004

GOLDMAN, SACHS & CO.
DISTRIBUTOR
85 BROAD STREET
NEW YORK, NEW YORK 10004

GOLDMAN, SACHS & CO.
TRANSFER AGENT
4900 SEARS TOWER
CHICAGO, ILLINOIS 60606

STATE STREET BANK AND TRUST COMPANY
CUSTODIAN
1776 HERITAGE DRIVE
NORTH QUINCY, MASSACHUSETTS 02171

ARTHUR ANDERSEN, LLP
INDEPENDENT PUBLIC ACCOUNTANTS
225 FRANKLIN STREET
BOSTON, MASSACHUSETTS 02110

TOLL FREE (IN U.S.) . . . . . . . . 800-621-2550

EQDOMPROSVC
501418
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

GOLDMAN SACHS
DOMESTIC
EQUITY FUNDS

--------------------------------------------------------------------------------

PROSPECTUS

SERVICE SHARES



Goldman
Sachs

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                    PART B
                      STATEMENT OF ADDITIONAL INFORMATION
                                CLASS A SHARES
                                CLASS B SHARES
                                CLASS C SHARES
                                SERVICE SHARES
                             INSTITUTIONAL SHARES

                          GOLDMAN SACHS BALANCED FUND
                     GOLDMAN SACHS GROWTH AND INCOME FUND
                    GOLDMAN SACHS CORE LARGE CAP VALUE FUND
                      GOLDMAN SACHS CORE U.S. EQUITY FUND
                   GOLDMAN SACHS CORE LARGE CAP GROWTH FUND
                   GOLDMAN SACHS CORE SMALL CAP EQUITY FUND
                 GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND
                       GOLDMAN SACHS CAPITAL GROWTH FUND
                       GOLDMAN SACHS MID CAP EQUITY FUND
                    GOLDMAN SACHS INTERNATIONAL EQUITY FUND
                      GOLDMAN SACHS SMALL CAP VALUE FUND
                      GOLDMAN SACHS EUROPEAN EQUITY FUND
                      GOLDMAN SACHS JAPANESE EQUITY FUND
                  GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND
                  GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
                        GOLDMAN SACHS ASIA GROWTH FUND
                   GOLDMAN SACHS REAL ESTATE SECURITIES FUND

                  (EQUITY PORTFOLIOS OF GOLDMAN SACHS TRUST)

                               4900 Sears Tower
                         Chicago, Illinois  60606-6303

     This Statement of Additional Information (the "Additional Statement") is not a Prospectus. This Additional Statement should be read in conjunction with the Prospectuses for the Class A Shares, Class B Shares, Class C Shares, Service Shares and Institutional Shares of: Goldman Sachs Balanced Fund, Goldman Sachs Growth and Income Fund, Goldman Sachs CORE Large Cap Value Fund, Goldman Sachs CORE U.S. Equity Fund, Goldman Sachs CORE Large Cap Growth Fund, Goldman Sachs CORE Small Cap Equity Fund, Goldman Sachs Capital Growth Fund, Goldman Sachs Mid Cap Equity Fund and Goldman Sachs Small Cap Value Fund dated January 8, 1999; Goldman Sachs CORE International Equity Fund, Goldman Sachs International Equity Fund, Goldman Sachs European Equity Fund, Goldman Sachs Japanese Equity Fund, Goldman Sachs International Small Cap Fund, Goldman Sachs Emerging Markets Equity Fund and Goldman Sachs Asia Growth Fund dated October 1, 1998; and Goldman Sachs Real Estate Securities Fund dated October 1, 1997, as revised December 10, 1998 (the "Prospectuses"), which may be obtained without charge from Goldman, Sachs & Co. by calling the telephone number, or writing to one of the addresses, listed below.

                              TABLE OF CONTENTS

                                                                                                     Page
                                                                                                     -----
INTRODUCTION.......................................................................................    B-4
INVESTMENT POLICIES................................................................................    B-5
INVESTMENT RESTRICTIONS............................................................................   B-41
MANAGEMENT.........................................................................................   B-44
PORTFOLIO TRANSACTIONS AND BROKERAGE...............................................................   B-62
NET ASSET VALUE....................................................................................   B-68
PERFORMANCE INFORMATION............................................................................   B-70
SHARES OF THE TRUST................................................................................   B-79
TAXATION...........................................................................................   B-84
FINANCIAL STATEMENTS...............................................................................   B-92
OTHER INFORMATION..................................................................................   B-92
DISTRIBUTION AND SERVICE PLANS.....................................................................   B-93
OTHER INFORMATION REGARDING MAXIMUM SALES CHARGE, PURCHASES, REDEMPTIONS, EXCHANGES AND DIVIDENDS..  B-101
SERVICE PLAN.......................................................................................  B-105
APPENDIX A.........................................................................................    1-A
APPENDIX B.........................................................................................    1-B

           The date of this Additional Statement is January 8, 1998.

GOLDMAN SACHS FUNDS MANAGEMENT, L.P.                        GOLDMAN, SACHS & CO.
Adviser to:                                                 Distributor
Goldman Sachs CORE U.S. Equity Fund                         85 Broad Street
Goldman Sachs Capital Growth Fund                           New York, New York 10004
One New York Plaza
New York, New York 10004
                                                            GOLDMAN SACHS ASSET
GOLDMAN SACHS ASSET MANAGEMENT                              MANAGEMENT INTERNATIONAL
Adviser to:                                                 Adviser to:
Goldman Sachs Balanced Fund                                 Goldman Sachs International Equity Fund
Goldman Sachs Growth and Income Fund                        Goldman Sachs European Equity Fund
Goldman Sachs CORE Large Cap Value Fund                     Goldman Sachs Japanese Equity Fund
Goldman Sachs CORE Large Cap Growth Fund                    Goldman Sachs International Small Cap Fund
Goldman Sachs CORE Small Cap Equity Fund                    Goldman Sachs Emerging Markets Equity Fund
Goldman Sachs CORE International Equity Fund                Goldman Sachs Asia Growth Fund
Goldman Sachs Mid Cap Equity Fund                           133 Peterborough Court
Goldman Sachs Small Cap Value Fund                          London, England EC4A 2BB
Goldman Sachs Real Estate Securities Fund
One New York Plaza
New York, New York  10004

GOLDMAN, SACHS & CO.
Transfer Agent
4900 Sears Tower
Chicago, Illinois  60606



                              Toll free (in U.S.)
                     Class A, B and C Shares -- 800-526-7384
                Institutional and Services Shares -- 800-621-2550

                                 INTRODUCTION

     Goldman Sachs Trust (the "Trust") is an open-end, management investment company. The following series of the Trust are described in this Additional
Statement: Goldman Sachs Balanced Fund ("Balanced Fund"), Goldman Sachs Growth and Income Fund ("Growth and Income Fund"), Goldman Sachs CORE Large Cap Value Fund ("CORE Large Cap Value Fund"), Goldman Sachs CORE U.S. Equity Fund ("CORE U.S. Equity Fund")(formerly known as "Goldman Sachs Select Equity Fund"), Goldman Sachs CORE Large Cap Growth Fund ("CORE Large Cap Growth Fund"), Goldman Sachs CORE Small Cap Equity Fund ("CORE Small Cap Equity Fund"), Goldman Sachs CORE International Equity Fund ("CORE International Equity Fund"), Goldman Sachs Mid Cap Equity Fund ("Mid Cap Equity Fund"), Goldman Sachs Capital Growth Fund ("Capital Growth Fund"), Goldman Sachs International Equity Fund ("International Equity Fund"), Goldman Sachs Small Cap Value Fund ("Small Cap Value Fund"), Goldman Sachs European Equity Fund ("European Equity Fund"), Goldman Sachs Japanese Equity Fund ("Japanese Equity Fund"), Goldman Sachs International Small Cap Fund ("International Small Cap Fund"), Goldman Sachs Emerging Markets Equity Fund ("Emerging Markets Equity Fund"), Goldman Sachs Asia Growth Fund ("Asia Growth Fund") and Goldman Sachs Real Estate Securities Fund ("Real Estate Securities Fund") (collectively referred to herein as the "Funds").

     The Funds, except the European Equity, Japanese Equity, International Small Cap, CORE Large Cap Value, CORE Large Cap Growth, CORE International Equity, CORE Small Cap Equity and Real Estate Securities Funds, were initially organized as a series of a corporation formed under the laws of the State of Maryland on September 27, 1989 and were reorganized as a Delaware business trust as of April 30, 1997. The Trustees have authority under the Trust's charter to create and classify shares into separate series and to classify and reclassify any series or portfolio of shares into one or more classes without further action by shareholders. Pursuant thereto, the Trustees have created the Funds and other series. Additional series may be added in the future from time to time. Each Fund currently offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Service Shares. See "Shares of the Trust."

     Goldman Sachs Asset Management, ("GSAM") a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as investment adviser to the Balanced, Growth and Income, CORE Large Cap Value, CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity, Real Estate Securities, Mid Cap Equity and Small Cap Equity Funds. Goldman Sachs Fund Management, L.P., ("GSFM") an affiliate of Goldman Sachs, serves as investment adviser to the CORE U.S. Equity and Capital Growth Funds. Goldman Sachs Asset Management International ("GSAMI"), an affiliate of Goldman Sachs, serves as investment adviser to the International Equity, European Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds. GSAM, GSFM and GSAMI are sometimes referred to collectively herein as the "Advisers." Goldman Sachs serves as each Fund's distributor and transfer agent. Each Fund's custodian is State Street Bank and Trust Company ("State Street").

     The following information relates to and supplements the description of each Fund's investment policies contained in the Prospectuses. See the Prospectuses for a fuller description of the Funds' investment objectives and policies. There is no assurance that each Fund will achieve its objective.

                              INVESTMENT POLICIES

     Each Fund's share price will fluctuate with market, economic and, to the extent applicable, foreign exchange conditions, so that an investment in any of the Funds may be worth more or less when redeemed than when purchased. None of the Funds should be relied upon as a complete investment program.

BALANCED FUND
-------------

     The investment objective of the Balanced Fund is to provide shareholders with long-term capital growth and current income. The Balanced Fund seeks to achieve its investment objective by investing in a balanced portfolio diversified among both equity and fixed-income securities.

     Balanced Fund is intended to provide a foundation on which an investor can build an investment portfolio or to serve as the core of an investment program, depending on the investor's goals. Balanced Fund is designed for relatively conservative investors who seek a combination of long-term capital growth and current income in a single investment. Balanced Fund offers a portfolio of equity and fixed-income securities intended to provide less volatility than a portfolio completely invested in equity securities and greater diversification than a portfolio invested in only one asset class. Balanced Fund may be appropriate for people who seek capital appreciation but are concerned about the volatility typically associated with a fund that invests solely in stocks and other equity securities.

FIXED-INCOME STRATEGIES DESIGNED TO MAXIMIZE RETURN AND MANAGE RISK
-------------------------------------------------------------------

     GSAM's approach to managing the fixed-income portion of Balanced Fund's portfolio seeks to provide high returns relative to a market benchmark, the Lehman Brothers Aggregate Bond Index, while also seeking to provide high current income. This approach emphasizes (1) sector allocation strategies which enable GSAM to tactically overweight or underweight one sector of the fixed-income market (i.e., mortgages, corporate bonds, U.S. Treasuries, non-dollar bonds, emerging market debt) versus another; (2) individual security selection based on identifying relative value (fixed-income securities inexpensive relative to others in their sector); and (3) to a lesser extent, strategies based on GSAM's expectation of the direction of interest rates or the spread between short-term and long-term interest rates such as yield curve strategy.

     GSAM seeks to manage fixed-income portfolio risk in a number of ways. These include diversifying the fixed-income portion of the Balanced Fund's portfolio among various types of fixed-income securities and utilizing sophisticated quantitative models to understand how the fixed-income portion of the portfolio will perform under a variety of market and economic scenarios. In addition, GSAM uses extensive credit analysis to select and to monitor any investment-grade or non-investment grade bonds that may be included in the Balanced Fund's portfolio. In employing this and other investment strategies, the GSAM team has access to extensive fundamental research and analysis available through Goldman Sachs and a broad range of other sources.

     A number of investment strategies will be used in selecting fixed-income securities for the Fund's portfolio. GSAM's fixed-income investment philosophy is to actively manage the portfolio within a risk-controlled framework. The Adviser de-emphasizes interest rate anticipation by monitoring the duration of the portfolio within a narrow range of the Adviser's target duration, and instead focuses on seeking to add value through sector selection, security selection and yield curve strategies.

     MARKET SECTOR SELECTION. Market sector selection is the underweighting or overweighting of one or more market sectors (i.e., U.S. Treasuries, U.S. Government agency securities, corporate securities, mortgage-backed securities and asset-backed securities). GSAM may decide to overweight or underweight a given market sector or subsector (e.g., within the corporate sector, industrials, financial issuers and utilities) based on, among other things, expectations of future yield spreads between different sectors or subsectors.

     ISSUER SELECTION. Issuer selection is the purchase and sale of corporate securities based on a corporation's current and expected credit standing (within the constraints imposed by Balanced Fund's minimum credit quality requirements). This strategy focuses on four types of investment-grade corporate issuers. Selection of securities from the first type of issuers - those with low but stable credit - is intended to enhance total returns by providing incremental yield. Selecting securities from the second type of issuers - those with low and intermediate but improving credit quality - is intended to enhance total returns in two stages. Initially, these securities are expected to provide incremental yield. Eventually, price appreciation should occur relative to alternative securities as credit quality improves, the nationally recognized statistical rating organizations upgrade credit ratings, and credit spreads narrow. Securities from the third type of issuers - issuers with deteriorating credit quality - will be avoided, since total returns are typically enhanced by avoiding the widening of credit spreads and the consequent relative price depreciation. Finally, total returns can be enhanced by focusing on securities that are rated differently by different rating organizations. If the securities are trading in line with the higher published quality rating while GSAM concurs with the lower published quality rating, the securities would generally be sold and any potential price deterioration avoided. On the other hand, if the securities are trading in line with the lower published quality rating while the higher published quality rating is considered more realistic, the securities may be purchased in anticipation of the expected market reevaluation and relative price appreciation.

     YIELD CURVE STRATEGY. Yield curve strategy consists of overweighting or underweighting different maturity sectors relative to a benchmark to take advantage of the shape of the yield curve. Three alternative maturity sector selections are available: a "barbell" strategy in which short and long maturity sectors are overweighted while intermediate maturity sectors are underweighted; a "bullet" strategy in which, conversely, short-and long-maturity sectors are underweighted while intermediate-maturity sectors are overweighted; and a "neutral yield curve" strategy in which the maturity distribution mirrors that of a benchmark.

CORE LARGE CAP VALUE, CORE U.S. EQUITY, CORE LARGE CAP GROWTH, CORE SMALL CAP EQUITY AND CORE INTERNATIONAL EQUITY FUNDS
--------------------------------------------------------------------------------

     Under normal circumstances, these Funds will invest at least 90% of their total assets in equity securities.

     The investment strategy of the CORE Large Cap Value, CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity and CORE International Equity Funds will be implemented to the extent it is consistent with maintaining a Fund's qualification as a regulated investment company under the Internal Revenue Code.

     Since normal settlement for equity securities is three trading days (for certain international markets settlement may be longer), the Funds will need to hold cash balances to satisfy shareholder redemption requests. Such cash balances will normally range from 2% to 5% of a Fund's net assets. The CORE Large Cap Value, CORE U.S. Equity and CORE Large Cap Equity Funds may purchase futures contracts only with respect to the S&P 500 Index (in the case of CORE U.S. Equity Fund) and a representative index (in the case of CORE Large Cap Value, CORE Large Cap Growth Funds) in order to keep a Fund's effective equity exposure close to 100%. The CORE Small Cap Equity and CORE International Equity Funds may purchase other types of futures contracts as described under "Investment Policies Futures Contracts and Options on Futures Contracts." The other Funds may purchase and sell futures contracts based on various securities (such as U.S. Government Securities), securities indicies, foreign currencies and other financial instruments and indicies. For example, if cash balances are equal to 10% of the net assets, the Fund may enter into long futures contracts covering an amount equal to 10% of the Fund's net assets. As cash balances fluctuate based on new contributions or withdrawals, a Fund may enter into additional contracts or close out existing positions.

     THE MULTIFACTOR MODELS. The Multifactor Models are rigorous computerized rating systems for evaluating different equity markets, currencies and individual equity securities according to a variety of investment characteristics (or factors). The factors used by the Multifactor Models incorporate many variables studied by traditional fundamental analysts and cover measures of value, growth, momentum, risk (e.g. price/earnings ratio, book/price ratio, growth forecasts, earning estimate revisions, price momentum, volatility and earnings stability). All of these factors have been shown to significantly impact the performance of the equity securities, currencies and markets they were designated to forecast.

     Because they include many disparate factors, the Adviser believes that the Multifactor Models are broader in scope and provide a more thorough evaluation than most conventional, value-oriented quantitative models. As a result, the securities, currencies and markets ranked highest by the Multifactor Models do not have one dominant investment characteristic (such as a low price/earnings ratio); rather, such securities or markets possess many different investment characteristics. By using a variety of relevant factors to select securities, currencies or markets, the Adviser believes that the Fund will be better balanced and have more consistent performance than an investment portfolio that uses only one or two factors to select such investments.

     The Adviser will monitor, and may occasionally suggest and make changes to, the method by which securities, currencies or markets are selected for or weighted in a Fund. Such changes (which may be the result of changes in the Multifactor Models or the method of applying the Multifactor Models) may include: (i) evolutionary changes to the structure of the Multifactor Models (e.g., the addition of new factors or a new means of weighting the factors);
(ii) changes in trading procedures (e.g., trading frequency or the manner in which a Fund uses futures); or (iii) changes in the method by which securities, currencies or markets are weighted in a Fund. Any such changes will preserve a Fund's basic investment philosophy of combining qualitative and quantitative methods of selecting securities using a disciplined investment process.

INTERNATIONAL EQUITY FUND
-------------------------

     International Equity Fund will seek to achieve its investment objective by investing primarily in equity and equity-related securities of issuers that are organized outside the United States or whose securities are principally traded outside the United States. Because research coverage outside the United States is fragmented and relatively unsophisticated, many foreign companies that are well-positioned to grow and prosper have not come to the attention of investors. GSAMI believes that the high historical returns and less efficient pricing of foreign markets create favorable conditions for the International Equity Fund's highly focused investment approach. For a description of the risks of the International Equity Fund's investments in Asia, see "Investing in Emerging Markets, including Asia and Eastern European."

     A RIGOROUS PROCESS OF STOCK SELECTION. Using fundamental industry and company research, GSAMI's equity team in London, Singapore and Tokyo seeks to identify companies that may achieve superior long-term returns. Stocks are carefully selected for International Equity Fund's portfolio through a three-stage investment process. Because the International Equity Fund is a long-term holder of stocks, the portfolio managers adjust the Fund's portfolio only when expected returns fall below acceptable levels or when the portfolio managers identify substantially more attractive investments.

     Using the research of Goldman Sachs as well as information gathered from other sources in Europe and the Asia-Pacific region, the Adviser seeks to identify attractive industries around the world. Such industries are expected to have favorable underlying economics and allow companies to generate sustainable and predictable high returns. As a rule, they are less economically sensitive, relatively free of regulation and favor strong franchises.

     Within these industries the Adviser seeks to identify well-run companies that enjoy a stable competitive advantage and are able to benefit from the favorable dynamics of the industry. This stage includes analyzing the current and expected financial performance of the company; contacting suppliers, customers and competitors; and meeting with management. In particular, the portfolio managers look for companies whose managers have a strong commitment to both maintaining the high returns of the existing business and reinvesting the capital generated at high rates of return. Management should act in the interests of the owners and seek to maximize returns to all stockholders.

     GSAMI's currency team manages the foreign exchange risk embedded in foreign equities by means of a currency overlay program. The program may be utilized to protect the value of foreign investments in sustained periods of dollar appreciation and to add returns by seeking to take advantage of foreign exchange fluctuations.

     The members of GSAMI's international equity team bring together years of experience in analyzing and investing in companies in Europe and the Asia-Pacific region. Their expertise spans a wide range of skills including investment analysis, investment management, investment banking and business consulting. GSAM's worldwide staff of over 300 professionals includes portfolio managers based in London, Singapore and Tokyo who bring firsthand knowledge of their local markets and companies to every investment decision.

CORPORATE DEBT OBLIGATIONS
--------------------------

     Each Fund may, under normal market conditions, invest in corporate debt obligations, including obligations of industrial, utility and financial issuers. CORE Large Cap Value, CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity and CORE International Equity Funds may only invest in debt securities that are cash equivalents. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.

     An economic downturn could severely affect the ability of highly leveraged issuers of junk bond securities to service their debt obligations or to repay their obligations upon maturity. Factors having an adverse impact on the market value of junk bonds will have an adverse effect on a Fund's net asset value to the extent it invests in such securities. In addition, a Fund may incur additional expenses to the extent it is required to seek recovery upon a default in payment of principal or interest on its portfolio holdings.

     The secondary market for junk bonds, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. This reduced liquidity may have an adverse effect on the ability of Balanced, Growth and Income, Capital Growth, Mid Cap Equity, Small Cap Value, International Equity, European Equity, Japanese Equity, International Small Cap, Emerging Markets Equity, Asia Growth and Real Estate Securities Funds to dispose of a particular security when necessary to meet their redemption requests or other liquidity needs. Under adverse market or economic conditions, the secondary market for junk bonds could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the Advisers could find it difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under such circumstances, may be less than the prices used in calculating a Fund's net asset value.

     Since investors generally perceive that there are greater risks associated with the medium to lower rated securities of the type in which Balanced, Growth and Income, Capital Growth, Mid Cap Equity, Small Cap Value, International Equity, European Equity, Japanese Equity, International Small Cap, Emerging Markets Equity, Asia Growth and Real Estate Securities Funds may invest, the yields and prices of such securities may tend to fluctuate more than those for higher rated securities. In the lower quality segments of the fixed-income securities market, changes in perceptions of issuers' creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the fixed-income securities market, resulting in greater yield and price volatility.

     Another factor which causes fluctuations in the prices of fixed-income securities is the supply and demand for similarly rated securities. In addition, the prices of fixed-income securities fluctuate in response to the general level of interest rates. Fluctuations in the prices of portfolio securities subsequent to their acquisition will not affect cash income from such securities but will be reflected in a Fund's net asset value.

     Medium to lower rated and comparable non-rated securities tend to offer higher yields than higher rated securities with the same maturities because the historical financial condition of the issuers of such securities may not have been as strong as that of other issuers. Since medium to lower rated securities generally involve greater risks of loss of income and principal than higher rated securities, investors should consider carefully the relative risks associated with investment in securities which carry medium to lower ratings and in comparable unrated securities. In addition to the risk of default, there are the related costs of recovery on defaulted issues. The Advisers will attempt to reduce these risks through portfolio diversification and by analysis of each issuer and its ability to make timely payments of income and principal, as well as broad economic trends and corporate developments.

ZERO COUPON BONDS
-----------------

     A Fund's investments in fixed-income securities may include zero coupon bonds, which are debt obligations issued or purchased at a significant discount from face value. The discount approximates the total amount of interest the bonds would have accrued and compounded over the period until maturity. Zero coupon bonds do not require the periodic payment of interest. Such investments benefit the issuer by mitigating its need for cash to meet debt service but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value than debt obligations which provide for regular payments of interest. In addition, if an issuer of zero coupon bonds held by a Fund defaults, the Fund may obtain no return at all on its investment. Each Fund will accrue income on such investments for each taxable year which (net of deductible expenses, if any) is distributable to shareholders and which, because no cash is generally received at the time of accrual, may require the liquidation of other portfolio securities to obtain sufficient cash to satisfy the Fund's distribution obligations. See "Taxation."

VARIABLE AND FLOATING RATE SECURITIES
-------------------------------------

     The interest rates payable on certain fixed-income securities in which a Fund may invest are not fixed and may fluctuate based upon changes in market rates. A variable rate obligation has an interest rate which is adjusted at predesignated periods in response to changes in the market rate of interest on which the interest rate is based. Variable and floating rate obligations are less effective than fixed rate instruments at locking in a particular yield. Nevertheless, such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation.

CUSTODIAL RECEIPTS
------------------

     Each Fund may invest up to 5% of its net assets in custodial receipts in respect of securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, instrumentalities, political subdivisions or authorities. Such custodial receipts evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, instrumentalities, political subdivisions or authorities. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investors Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities" ("CATs"). For securities law purposes, custodial receipts are not considered U.S. Government securities.

MUNICIPAL SECURITIES
--------------------

     Balanced Fund may invest up to 5% of its net assets in municipal securities. Municipal securities consist of bonds, notes and other instruments issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from regular federal income tax. Municipal securities are often issued to obtain funds for various public purposes. Municipal securities also include "private activity bonds" or industrial development bonds, which are issued by or on behalf of public authorities to obtain funds for privately operated facilities, such as airports and waste disposal facilities, and, in some cases, commercial and industrial facilities.

     The yields and market values of municipal securities are determined primarily by the general level of interest rates, the creditworthiness of the issuers of municipal securities and economic and political conditions affecting such issuers. Due to their tax exempt status, the yields and market prices of municipal securities may be adversely affected by changes in tax rates and policies, which may have less effect on the market for taxable fixed-income securities. Moreover, certain types of municipal securities, such as housing revenue bonds, involve prepayment risks which could affect the yield on such securities.

     Investments in municipal securities are subject to the risk that the issuer could default on its obligations. Such a default could result from the inadequacy of the sources or revenues from which interest and principal payments are to be made or the assets collateralizing such obligations. Revenue bonds, including private activity bonds, are backed only by specific assets or revenue sources and not by the full faith and credit of the governmental issuer.

MORTGAGE-BACKED SECURITIES
--------------------------

     GENERAL CHARACTERISTICS. Each Fund (other than CORE Large Cap Value, CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity and CORE International Equity Funds) may invest in mortgage-backed securities. Each mortgage pool underlying mortgage-backed securities consists of mortgage loans evidenced by promissory notes secured by first mortgages or first deeds of trust or other similar security instruments creating a first lien on owner occupied and non-owner occupied one-unit to four-unit residential properties, multifamily (i.e., five or more) properties, agriculture properties, commercial properties and mixed use properties (the "Mortgaged Properties"). The Mortgaged Properties may consist of detached individual dwelling units, multifamily dwelling units, individual condominiums, townhouses, duplexes, triplexes, fourplexes, row houses, individual units in planned unit developments and other attached dwelling units. The Mortgaged Properties may also include residential investment properties and second homes.

     The investment characteristics of adjustable and fixed rate mortgage-backed securities differ from those of traditional fixed-income securities. The major differences include the payment of interest and principal on mortgage-backed securities on a more frequent (usually monthly) schedule, and the possibility that principal may be prepaid at any time due to prepayments on the underlying mortgage loans or other assets. These differences can result in significantly greater price and yield volatility than is the case with traditional fixed-income securities. As a result, if a Fund purchases mortgage-backed securities at a premium, a faster than expected prepayment rate will reduce both the market value and the yield to maturity from those which were anticipated. A prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity and market value. Conversely, if a Fund purchases mortgage-backed securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce yield to maturity and market values. To the extent that a Fund invests in mortgage-backed securities, the Advisers may seek to manage these potential risks by investing in a variety of mortgage-backed securities and by using certain hedging techniques.

     GOVERNMENT GUARANTEED MORTGAGE-BACKED SECURITIES. There are several types of guaranteed mortgage-backed securities currently available, including guaranteed mortgage pass-through certificates and multiple class securities, which include guaranteed Real Estate Mortgage Investment Conduit Certificates ("REMIC Certificates"), collateralized mortgage obligations and stripped mortgage-backed securities. A Fund is permitted to invest in other types of mortgage-backed securities that may be available in the future to the extent consistent with its investment policies and objective.

     A Fund's investments in mortgage-backed securities may include securities issued or guaranteed by the U.S. Government or one of its agencies, authorities, instrumentalities or sponsored enterprises, such as the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac").

     GINNIE MAE CERTIFICATES. Ginnie Mae is a wholly-owned corporate instrumentality of the United States. Ginnie Mae is authorized to guarantee the timely payment of the principal of and interest on certificates that are based on and backed by a pool of mortgage loans insured by the Federal Housing Administration ("FHA Loans"), or guaranteed by the Veterans Administration ("VA Loans"), or by pools of other eligible mortgage loans. In order to meet its obligations under any guaranty, Ginnie Mae is authorized to borrow from the United States Treasury in an unlimited amount.

     FANNIE MAE CERTIFICATES. Fannie Mae is a stockholder-owned corporation chartered under an act of the United States Congress. Each Fannie Mae Certificate is issued and guaranteed by Fannie Mae and represents an undivided interest in a pool of mortgage loans (a "Pool") formed by Fannie Mae. Each Pool consists of residential mortgage loans ("Mortgage Loans") either previously owned by Fannie Mae or purchased by it in connection with the formation of the Pool. The Mortgage Loans may be either conventional Mortgage Loans (i.e., not insured or guaranteed by any U.S. Government agency) or Mortgage Loans that are either insured by the Federal Housing Administration ("FHA") or guaranteed by the Veterans Administration ("VA"). However, the Mortgage Loans in Fannie Mae Pools are primarily conventional Mortgage Loans. The lenders originating and servicing the Mortgage Loans are subject to certain eligibility requirements established by Fannie Mae.

     Fannie Mae has certain contractual responsibilities. With respect to each Pool, Fannie Mae is obligated to distribute scheduled monthly installments of principal and interest after Fannie Mae's servicing and guaranty fee, whether or not received, to Certificate holders. Fannie Mae also is obligated to distribute to holders of Certificates an amount equal to the full principal balance of any foreclosed Mortgage Loan, whether or not such principal balance is actually recovered. The obligations of Fannie Mae under its guaranty of the Fannie Mae Certificates are obligations solely of Fannie Mae.

     FREDDIE MAC CERTIFICATES. Freddie Mac is a publicly held U.S. Government sponsored enterprise. The principal activity of Freddie Mac currently is the purchase of first lien, conventional, residential mortgage loans and participation interests in such mortgage loans and their resale in the form of mortgage securities, primarily Freddie Mac Certificates. A Freddie Mac Certificate represents a pro rata interest in a group of mortgage loans or participation in mortgage loans (a "Freddie Mac Certificate group") purchased by Freddie Mac.

     Freddie Mac guarantees to each registered holder of a Freddie Mac Certificate the timely payment of interest at the rate provided for by such Freddie Mac Certificate (whether or not received on the underlying loans). Freddie Mac also guarantees to each registered Certificate holder ultimate collection of all principal of the related mortgage loans, without any offset or deduction, but does not, generally, guarantee the timely payment of scheduled principal. The obligations of Freddie Mac under its guaranty of Freddie Mac Certificates are obligations solely of Freddie Mac.

     The mortgage loans underlying the Freddie Mac and Fannie Mae Certificates consist of adjustable rate or fixed rate mortgage loans with original terms to maturity of between five and thirty years. Substantially all of these mortgage loans are secured by first liens on one-to-four-family residential properties or multifamily projects. Each mortgage loan must meet the applicable standards set forth in the law creating Freddie Mac or Fannie Mae. A Freddie Mac Certificate group may include whole loans, participation interests in whole loans and undivided interests in whole loans and participations comprising another Freddie Mac Certificate group.

     MORTGAGE PASS-THROUGH SECURITIES. Each Fund (other than CORE Large Cap Value, CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity and CORE International Equity Funds) may invest in both government guaranteed and privately issued mortgage pass-through securities ("Mortgage Pass-Throughs"); that is, fixed or adjustable rate mortgage-backed securities which provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees or other amounts paid to any guarantor, administrator and/or servicer of the underlying mortgage loans.

     The following discussion describes only a few of the wide variety of structures of Mortgage Pass-Throughs that are available or may be issued.

     DESCRIPTION OF CERTIFICATES. Mortgage Pass-Throughs may be issued in one or more classes of senior certificates and one or more classes of subordinate certificates. Each such class may bear a different pass-through rate. Generally, each certificate will evidence the specified interest of the holder thereof in the payments of principal or interest or both in respect of the mortgage pool comprising part of the trust fund for such certificates.

     Any class of certificates may also be divided into subclasses entitled to varying amounts of principal and interest. If a REMIC election has been made, certificates of such subclasses may be entitled to payments on the basis of a stated principal balance and stated interest rate, and payments among different subclasses may be made on a sequential, concurrent, pro rata or disproportionate
                                                    --------
basis, or any combination thereof. The stated interest rate on any such subclass of certificates may be a fixed rate or one which varies in direct or inverse relationship to an objective interest index.

     Generally, each registered holder of a certificate will be entitled to receive its pro rata share of monthly distributions of all or a portion of
            --------
principal of the underlying mortgage loans or of interest on the principal balances thereof, which accrues at the applicable mortgage pass-through rate, or both. The difference between the mortgage interest rate and the related mortgage pass-through rate (less the amount, if any, of retained yield) with respect to each mortgage loan will generally be paid to the servicer as a servicing fee. Since certain adjustable rate mortgage loans included in a mortgage pool may provide for deferred interest (i.e., negative amortization), the amount of interest actually paid by a mortgagor in any month may be less than the amount of interest accrued on the outstanding principal balance of the related mortgage loan during the relevant period at the applicable mortgage interest rate. In such event, the amount of interest that is treated as deferred interest will be added to the principal balance of the related mortgage loan and will be distributed pro rata to certificate-holders as principal of
                             --------
such mortgage loan when paid by the mortgagor in subsequent monthly payments or at maturity.

     RATINGS. The ratings assigned by a rating organization to Mortgage Pass-Throughs address the likelihood of the receipt of all distributions on the underlying mortgage loans by the related certificate-holders under the agreements pursuant to which such certificates are issued. A rating organization's ratings take into consideration the credit quality of the related mortgage pool, including any credit support providers, structural and legal aspects associated with such certificates, and the extent to which the payment stream on such mortgage pool is adequate to make payments required by such certificates. A rating organization's ratings on such certificates do not, however, constitute a statement regarding frequency of prepayments on the related mortgage loans. In addition, the rating assigned by a rating organization to a certificate does not address the remote possibility that, in the event of the insolvency of the issuer of certificates where a subordinated interest was retained, the issuance and sale of the senior certificates may be recharacterized as a financing and, as a result of such recharacterization, payments on such certificates may be affected.

     CREDIT ENHANCEMENT.  Credit support falls generally into two categories:
(i) liquidity protection and (ii) protection against losses resulting from default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pools of mortgages, the provision of a reserve fund, or a combination thereof, to ensure, subject to certain limitations, that scheduled payments on the underlying pool are made in a timely fashion. Protection against losses resulting from default ensures ultimate payment of the obligations on at least a portion of the assets in the pool. Such credit support can be provided by among other things, payment guarantees, letters of credit, pool insurance, subordination, or any combination thereof.

     SUBORDINATION; SHIFTING OF INTEREST; RESERVE FUND. In order to achieve ratings on one or more classes of Mortgage Pass-Throughs, one or more classes of certificates may be subordinate certificates which provide that the rights of the subordinate certificate-holders to receive any or a specified portion of distributions with respect to the underlying mortgage loans may be subordinated to the rights of the senior certificate-holders. If so structured, the subordination feature may be enhanced by distributing to the senior certificate-holders on certain distribution dates, as payment of principal, a specified percentage (which generally declines over time) of all principal payments received during the preceding prepayment period ("shifting interest credit enhancement"). This will have the effect of accelerating the amortization of the senior certificates while increasing the interest in the trust fund evidenced by the subordinate certificates. Increasing the interest of the subordinate certificates relative to that of the senior certificates is intended to preserve the availability of the subordination provided by the subordinate certificates. In addition, because the senior certificate-holders in a shifting interest credit enhancement structure are entitled to receive a percentage of principal prepayments which is greater than their proportionate interest in the trust fund, the rate of principal prepayments on the mortgage loans will have an even greater effect on the rate of principal payments and the amount of interest payments on, and the yield to maturity of, the senior certificates.

     In addition to providing for a preferential right of the senior certificate-holders to receive current distributions from the mortgage pool, a reserve fund may be established relating to such certificates (the "Reserve Fund"). The Reserve Fund may be created with an initial cash deposit by the originator or servicer and augmented by the retention of distributions otherwise available to the subordinate certificate-holders or by excess servicing fees until the Reserve Fund reaches a specified amount.

     The subordination feature, and any Reserve Fund, are intended to enhance the likelihood of timely receipt by senior certificate-holders of the full amount of scheduled monthly payments of principal and interest due them and will protect the senior certificate-holders against certain losses; however, in certain circumstances the Reserve Fund could be depleted and temporary shortfalls could result. In the event the Reserve Fund is depleted before the subordinated amount is reduced to zero, senior certificate-holders will nevertheless have a preferential right to receive current distributions from the mortgage pool to the extent of the then outstanding subordinated amount. Unless otherwise specified, until the subordinated amount is reduced to zero, on any distribution date any amount otherwise distributable to the subordinate certificates or, to the extent specified, in the Reserve Fund will generally be used to offset the amount of any losses realized with respect to the mortgage loans ("Realized Losses"). Realized Losses remaining after application of such amounts will generally be applied to reduce the ownership interest of the subordinate certificates in the mortgage pool. If the subordinated amount has been reduced to zero, Realized Losses generally will be allocated pro rata among
                                                                  --------
all certificate-holders in proportion to their respective outstanding interests in the mortgage pool.

     ALTERNATIVE CREDIT ENHANCEMENT. As an alternative, or in addition to the credit enhancement afforded by subordination, credit enhancement for Mortgage Pass-Throughs may be provided by mortgage insurance, hazard insurance, by the deposit of cash, certificates of deposit, letters of credit, a limited guaranty or by such other methods as are acceptable to a rating agency. In certain circumstances, such as where credit enhancement is provided by guarantees or a letter of credit, the security is subject to credit risk because of its exposure to an external credit enhancement provider.

     VOLUNTARY ADVANCES. Generally, in the event of delinquencies in payments on the mortgage loans underlying the Mortgage Pass-Throughs, the servicer agrees to make advances of cash for the benefit of certificate-holders, but only to the extent that it determines such voluntary advances will be recoverable from future payments and collections on the mortgage loans or otherwise.

     OPTIONAL TERMINATION. Generally, the servicer may, at its option with respect to any certificates, repurchase all of the underlying mortgage loans remaining outstanding at such time as the aggregate outstanding principal balance of such mortgage loans is less than a specified percentage (generally 5-10%) of the aggregate outstanding principal balance of the mortgage loans as of the cut-off date specified with respect to such series.

     MULTIPLE CLASS MORTGAGE-BACKED SECURITIES AND COLLATERALIZED MORTGAGE OBLIGATIONS. A Fund may invest in multiple class securities including collateralized mortgage obligations ("CMOs") and REMIC Certificates. These securities may be issued by U.S. Government agencies and instrumentalities such as Fannie Mae or Freddie Mac or by trusts formed by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class mortgage-backed securities represent direct ownership interests in, a pool of mortgage loans or mortgage-backed securities the payments on which are used to make payments on the CMOs or multiple class mortgage-backed securities.

     Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. In addition, Fannie Mae will be obligated to distribute the principal balance of each class of REMIC Certificates in full, whether or not sufficient funds are otherwise available.

     Freddie Mac guarantees the timely payment of interest on Freddie Mac REMIC Certificates and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates ("PCs"). PCs represent undivided interests in specified level payment, residential mortgages or participation therein purchased by Freddie Mac and placed in a PC pool. With respect to principal payments on PCs, Freddie Mac generally guarantees ultimate collection of all principal of the related mortgage loans without offset or deduction. Freddie Mac also guarantees timely payment of principal of certain PCs.

     CMOs and guaranteed REMIC Certificates issued by Fannie Mae and Freddie Mac are types of multiple class mortgage-backed securities. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests or "residual" interests. The Funds do not intend to purchase residual interests in REMICs. The REMIC Certificates represent beneficial ownership interests in a REMIC trust, generally consisting of mortgage loans or Fannie Mae, Freddie Mac or Ginnie Mae guaranteed mortgage-backed securities (the "Mortgage Assets"). The obligations of Fannie Mae or Freddie Mac under their respective guaranty of the REMIC Certificates are obligations solely of Fannie Mae or Freddie Mac, respectively.

     CMOs and REMIC Certificates are issued in multiple classes. Each class of CMOs or REMIC Certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the Mortgage Loans or the Mortgage Assets underlying the CMOs or REMIC Certificates may cause some or all of the classes of CMOs or REMIC Certificates to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.

     The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs or REMIC Certificates in various ways. In certain structures (known as "sequential pay" CMOs or REMIC Certificates), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs or REMIC Certificates in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs or REMIC Certificates until all other classes having an earlier final distribution date have been paid in full.

     Additional structures of CMOs and REMIC Certificates include, among others, "parallel pay" CMOs and REMIC Certificates. Parallel pay CMOs or REMIC Certificates are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

     A wide variety of REMIC Certificates may be issued in parallel pay or sequential pay structures. These securities include accrual certificates (also known as "Z-Bonds"), which only accrue interest at a specified rate until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class ("PAC") certificates, which are parallel pay REMIC Certificates that generally require that specified amounts of principal be applied on each payment date to one or more classes or REMIC Certificates (the "PAC Certificates"), even though all other principal payments and prepayments of the Mortgage Assets are then required to be applied to one or more other classes of the Certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying mortgage assets. These tranches tend to have market prices and yields that are much more volatile than other PAC classes.

     STRIPPED MORTGAGE-BACKED SECURITIES. The Balanced and Real Estate Securities Funds may invest in stripped mortgage-backed securities ("SMBS"), which are derivative multiclass mortgage securities. Although the market for such securities is increasingly liquid, certain SMBS may not be readily marketable and will be considered illiquid for purposes of the Fund's limitation on investments in illiquid securities. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from Mortgage Assets are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

INVERSE FLOATING RATE SECURITIES
--------------------------------

     Balanced Fund may invest up to 5% of its net assets in leveraged inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. Certain inverse floaters may be deemed to be illiquid securities for purposes of the Fund's 15% limitation on investments in such securities.

ASSET-BACKED SECURITIES
-----------------------

     Asset-backed securities represent participation in, or are secured by and payable from, assets such as motor vehicle installment sales, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements and other categories of receivables. Such assets are securitized through the use of trusts and special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the trust or corporation, or other credit enhancements may be present.

     Like mortgage-backed securities, asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. A Fund's ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. To the extent that a Fund invests in asset-backed securities, the values of such Fund's portfolio securities will vary with changes in market interest rates generally and the differentials in yields among various kinds of asset-backed securities.

     Asset-backed securities present certain additional risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Credit card receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles rather than residential real property. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities.

LOAN PARTICIPATIONS
-------------------

     The Balanced Fund may invest in loan participations. Such loans must be to issuers in whose obligations the Balanced Fund may invest. A loan participation is an interest in a loan to a U.S. or foreign company or other borrower which is administered and sold by a financial intermediary. In a typical corporate loan syndication, a number of lenders, usually banks (co-lenders), lend a corporate borrower a specified sum pursuant to the terms and conditions of a loan agreement. One of the co-lenders usually agrees to act as the agent bank with respect to the loan.

     Participation interests acquired by the Balanced Fund may take the form of a direct or co-lending relationship with the corporate borrower, an assignment of an interest in the loan by a co-lender or another participant, or a participation in the seller's share of the loan. When the Balanced Fund acts as co-lender in connection with a participation interest or when the Balanced Fund acquires certain participation interests, the Balanced Fund will have direct recourse against the borrower if the borrower fails to pay scheduled principal and interest. In cases where the Balanced Fund lacks direct recourse, it will look to the agent bank to enforce appropriate credit remedies against the borrower. In these cases, the Balanced Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation (such as commercial paper) of such borrower. For example, in the event of the bankruptcy or insolvency of the corporate borrower, a loan participation may be subject to certain defenses by the borrower as a result of improper conduct by the agent bank. Moreover, under the terms of the loan participation, the Balanced Fund may be regarded as a creditor of the agent bank (rather than of the underlying corporate borrower), so that the Balanced Fund may also be subject to the risk that the agent bank may become insolvent. The secondary market, if any, for these loan participations is limited and any loan participations purchased by the Balanced Fund will be regarded as illiquid.

     For purposes of certain investment limitations pertaining to diversification of the Balanced Fund's portfolio investments, the issuer of a loan participation will be the underlying borrower. However, in cases where the Balanced Fund does not have recourse directly against the borrower, both the borrower and each agent bank and co-lender interposed between the Balanced Fund and the borrower will be deemed issuers of a loan participation.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS
--------------------------------------------------

     Each Fund may purchase and sell futures contracts and may also purchase and write options on futures contracts. CORE Large Cap Value, CORE U.S. Equity and CORE Large Cap Growth Funds may only enter into such transactions with respect to the S&P 500 Index, for the CORE U.S.

Equity Fund and a representative index in the case of the CORE Large Cap Value and CORE Large Cap Growth Funds. The other Funds may purchase and sell futures contracts based on various securities (such as U.S. Government securities), securities indices, foreign currencies and other financial instruments and indices. Each Fund will engage in futures and related options transactions, only for bona fide hedging purposes as defined below or for purposes of seeking to increase total return to the extent permitted by regulations of the Commodity Futures Trading Commission ("CFTC"). Futures contracts entered into by a Fund are traded on U.S. exchanges or boards of trade that are licensed and regulated by the CFTC or on foreign exchanges. Neither the CFTC, National Futures Association nor any domestic exchange regulates activities of any foreign exchange or boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign exchange or board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, persons who trade foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC's regulations and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. In particular, a Fund's investments in foreign futures or foreign options transactions may not be provided the same protections in respect of transactions on United States futures exchanges.

     FUTURES CONTRACTS. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

     When interest rates are rising or securities prices are falling, a Fund can seek through the sale of futures contracts to offset a decline in the value of its current portfolio securities. When rates are falling or prices are rising, a Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. Similarly, each Fund (other than CORE Large Cap Value, CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) can sell futures contracts on a specified currency to protect against a decline in the value of such currency and its portfolio securities which are quoted or denominated in such currency. Each Fund (other than CORE Large Cap Value, CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) can purchase futures contracts on foreign currency to establish the price in U.S. dollars of a security quoted or denominated in such currency that such Fund has acquired or expects to acquire. The Balanced Fund may also use futures contracts to manage the term structure and duration of its fixed-income securities holdings in accordance with that Fund's investment objectives and policies.

     Positions taken in the futures market are not normally held to maturity, but are instead liquidated through offsetting transactions which may result in a profit or a loss. While each Fund will usually liquidate futures contracts on securities or currency in this manner, a Fund may instead make or take delivery of the underlying securities or currency whenever it appears economically advantageous for the Fund to do so. A clearing corporation associated with the exchange on which futures are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

     HEDGING STRATEGIES. Hedging, by use of futures contracts, seeks to establish with more certainty than would otherwise be possible the effective price, rate of return or currency exchange rate on portfolio securities or securities that a Fund owns or proposes to acquire. A Fund may, for example, take a "short" position in the futures market by selling futures contracts to seek to hedge against an anticipated rise in interest rates or a decline in market prices or (other than CORE Large Cap Value, CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) foreign currency rates that would adversely affect the dollar value of such Fund's portfolio securities. Similarly, each Fund (other than CORE Large Cap Value, CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) may sell futures contracts on a currency in which its portfolio securities are quoted or denominated or in one currency to seek to hedge against fluctuations in the value of securities quoted or denominated in a different currency if there is an established historical pattern of correlation between the two currencies. If, in the opinion of the applicable Adviser, there is a sufficient degree of correlation between price trends for a Fund's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, a Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in a Fund's portfolio may be more or less volatile than prices of such futures contracts, the Advisers will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any such differential by having a Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting a Fund's securities portfolio. When hedging of this character is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of a Fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

     On other occasions, a Fund may take a "long" position by purchasing such futures contracts. This would be done, for example, when a Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency exchange rates then available in the applicable market to be less favorable than prices or rates that are currently available.

     OPTIONS ON FUTURES CONTRACTS. The acquisition of put and call options on futures contracts will give a Fund the right (but not the obligation), for a specified price, to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, a Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

     The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a Fund's assets. By writing a call option, a Fund becomes obligated, in exchange for the premium, to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium, which may partially offset an increase in the price of securities that a Fund intends to purchase. However, a Fund becomes obligated to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. Thus, the loss incurred by a Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received. A Fund will incur transaction costs in connection with the writing of options on futures.

     The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option on the same financial instrument. There is no guarantee that such closing transactions can be effected. A Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

     OTHER CONSIDERATIONS. Each Fund will engage in futures transactions and will engage in related options transactions only for bona fide hedging as defined in the regulations of the CFTC or to seek to increase total return to the extent permitted by such regulations. A Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. Except as stated below, each Fund's futures transactions will be entered into for traditional hedging purposes -- i.e., futures contracts will be sold to protect against a decline in the price of securities (or the currency in which they are quoted or denominated) that the Fund owns, or futures contracts will be purchased to protect the Fund against an increase in the price of securities (or the currency in which they are quoted or denominated) it intends to purchase.

     In addition to bona fide hedging, a CFTC regulation permits a Fund to engage in other future transactions if the aggregate initial margin and premiums required to establish such positions in futures contracts and options on futures do not exceed 5% of the net asset value of such Fund's portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase. A Fund will engage in transactions in futures contracts and, for a Fund permitted to do so, related options transactions only to the extent such transactions are consistent with the requirements of the Code for maintaining its qualification as a regulated investment company for federal income tax purposes (see "Taxation").

     Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in certain cases, require the Fund to segregate with its custodian cash or liquid assets in an amount equal to the underlying value of such contracts and options.

     While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. Thus, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for a Fund than if it had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and a Fund may be exposed to risk of loss.

     Perfect correlation between a Fund's futures positions and portfolio positions will be difficult to achieve because no futures contracts based on individual equity or corporate fixed-income securities are currently available. In addition, it is not possible for a Fund to hedge fully or perfectly against currency fluctuations affecting the value of securities quoted or denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

OPTIONS ON SECURITIES AND SECURITIES INDICES
--------------------------------------------

     WRITING COVERED OPTIONS. Each Fund may write (sell) covered call and put options on any securities in which it may invest (other than CORE Large Cap Value, CORE U.S. Equity and CORE Large Cap Growth Funds). A call option written by a Fund obligates such Fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. All call options written by a Fund are covered, which means that such Fund will own the securities subject to the option as long as the option is outstanding or such Fund will use the other methods described below.
A Fund's purpose in writing covered call options is to realize greater income than would be realized on portfolio securities transactions alone. However, a Fund may forego the opportunity to profit from an increase in the market price of the underlying security.

     A put option written by a Fund would obligate such Fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. All put options written by a Fund would be covered, which means that such Fund would have deposited with its custodian cash or liquid assets with a value at least equal to the exercise price of the put option. The purpose of writing such options is to generate additional income for the Fund. However, in return for the option premium, each Fund accepts the risk that it may be required to purchase the underlying securities at a price in excess of the securities' market value at the time of purchase.

     Call and put options written by a Fund will also be considered to be covered to the extent that the Fund's liabilities under such options are wholly or partially offset by its rights under call and put options purchased by the Fund.

     In addition, a written call option or put option may be covered by maintaining segregated cash or liquid assets (either of which may be quoted or denominated in any currency), by entering into an offsetting forward contract and/or by purchasing an offsetting option which, by virtue of its exercise price or otherwise, reduces a Fund's net exposure on its written option position.

     A Fund may also write (sell) covered call and put options on any securities index composed of securities in which it may invest. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

     A Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration which has been segregated by the Fund) upon conversion or exchange of other securities in its portfolio. A Fund may cover call and put options on a securities index by segregating cash or liquid assets with a value equal to the exercise price.

     A Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase transactions."

     PURCHASING OPTIONS. Each Fund (other than the CORE Large Cap Value, CORE U.S. Equity and CORE Large Cap Growth Funds) may purchase put and call options on any securities in which it may invest or options on any securities index composed of securities in which it may invest. A Fund would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options it had purchased.

     A Fund would normally purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest. The purchase of a call option would entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund would ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise such a Fund would realize either no gain or a loss on the purchase of the call option.

     A Fund would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or in securities in which it may invest. The purchase of a put option would entitle a Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of a Fund's securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise such a Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

     A Fund would purchase put and call options on securities indices for the same purposes as it would purchase options on individual securities. For a description of options on securities indices, see "Writing Covered Options" above.

     YIELD CURVE OPTIONS. Balanced Fund, with respect to up to 5% of its net assets, may enter into options on the yield "spread" or differential between two securities. Such transactions are referred to as "yield curve" options. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments.
Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.

     Balanced Fund may purchase or write yield curve options for the same purposes as other options on securities. For example, Balanced Fund may purchase a call option on the yield spread between two securities if it owns one of the securities and anticipates purchasing the other security and wants to hedge against an adverse change in the yield spread between the two securities. Balanced Fund may also purchase or write yield curve options in an effort to increase its current income if, in the judgment of the Adviser, Balanced Fund will be able to profit from movements in the spread between the yields of the underlying securities. The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, however, such options present risk of loss even if the yield of one of the underlying securities remains constant, if the spread moves in a direction or to an extent which was not anticipated.

     Yield curve options written by the Balanced Fund will be "covered." A call (or put) option is covered if the Balanced Fund holds another call (or put) option on the spread between the same two securities and segregates cash or liquid assets sufficient to cover the Balanced Fund's net liability under the two options. Therefore, the Balanced Fund's liability for such a covered option is generally limited to the difference between the amount of the Balanced Fund's liability under the option written by the Balanced Fund less the value of the option held by the Balanced Fund. Yield curve options may also be covered in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations. Yield curve options are traded over-the-counter, and because they have been only recently introduced, established trading markets for these options have not yet developed.

     RISKS ASSOCIATED WITH OPTIONS TRANSACTIONS. There is no assurance that a liquid secondary market on an options exchange will exist for any particular exchange-traded option or at any particular time. If a Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of segregated assets until the options expire or are exercised. Similarly, if a Fund is unable to effect a closing sale transaction with respect to options it has purchased, it will have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

     Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

     Each Fund may purchase and sell both options that are traded on U.S. and foreign exchanges and options traded over-the-counter with broker-dealers who make markets in these options. The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations.

     Transactions by each Fund in options on securities and indices will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert. Thus, the number of options which a Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Advisers. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

     The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of protective puts for hedging purposes depends in part on the Adviser's ability to predict future price fluctuations and the degree of correlation between the options and securities markets.

REAL ESTATE INVESTMENT TRUSTS
-----------------------------

     Each Fund may invest in shares of REITs. The Real Estate Securities Fund expects that a substantial portion of its total assets will be invested in REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like regulated investment companies such as the Funds, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the Code. A Fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by a Fund.

     Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the Investment Company Act of 1940, as amended (the "Act"). REITs (especially mortgage REITs) are also subject to interest rate risks.

WARRANTS AND STOCK PURCHASE RIGHTS
----------------------------------

     Each Fund may invest up to 5% of its net assets, calculated at the time of purchase, in warrants or rights (other than those acquired in units or attached to other securities) which entitle the holder to buy equity securities at a specific price for a specific period of time. A Fund will invest in warrants and rights only if such equity securities are deemed appropriate by the Adviser for investment by the Fund. CORE Large Cap Value, CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity and CORE International Equity Funds have no present intention of acquiring warrants or rights. Warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

FOREIGN SECURITIES
------------------

     Investments in foreign securities may offer potential benefits not available from investments solely in U.S. dollar-denominated or quoted securities of domestic issuers. Such benefits may include the opportunity to invest in foreign issuers that appear, in the opinion of the applicable Adviser, to offer better opportunity for long-term growth of capital and income than investments in U.S. securities, the opportunity to invest in foreign countries with economic policies or business cycles different from those of the United States and the opportunity to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not necessarily move in a manner parallel to U.S. markets.

     Investing in foreign securities involves certain special risks, including those set forth below, which are not typically associated with investing in U.S. dollar-denominated or quoted securities of U.S. issuers. Investments in foreign securities usually involve currencies of foreign countries. Accordingly, any Fund that invests in foreign securities may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations and may incur costs in connection with conversions between various currencies. The Balanced, CORE International Equity, International Equity, European Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds may be subject to currency exposure independent of their securities positions.

     Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks or the failure to intervene or by currency controls or political developments in the United States or abroad.

     Since foreign issuers generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a U.S. company. Volume and liquidity in most foreign securities markets are less than in the United States and securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although each Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of foreign securities exchanges, brokers, dealers and listed and unlisted companies than in the United States.

     Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when some of a Fund's assets are uninvested and no return is earned on such assets. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio securities or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect a Fund's investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

     Each Fund may invest in foreign securities which take the form of sponsored and unsponsored American Depository Receipts ("ADRs") and Global Depository Receipts ("GDRs") and (except for CORE Large Cap Value, CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) may also invest in European Depository Receipts ("EDRs") or other similar instruments representing securities of foreign issuers (together, "Depository Receipts").

     ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs are traded on domestic exchanges or in the U.S. over-the-counter market and, generally, are in registered form. EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank similar to that for ADRs and are designed for use in the non-U.S. securities markets. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security.

     To the extent a Fund acquires Depository Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depository Receipts to issue and service such Depository Receipts (unsponsored), there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments.

     Each Fund (except CORE Large Cap Value, CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) may invest in countries with emerging economies or securities markets. Political and economic structures in many of such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of such countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. See "Investing in Emerging Markets, including Asia and Eastern Europe," below.

     A Fund (other than CORE Large Cap Value, CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) may invest in securities of issuers domiciled in a country other than the country in whose currency the instrument is denominated or quoted. The Funds may also invest in securities quoted or denominated in the European Currency Unit ("ECU"), which is a "basket" consisting of specified amounts of the currencies of certain of the member states of the European Community. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community from time to time to reflect changes in relative values of the underlying currencies. In addition, the Funds may invest in securities quoted or denominated in other currency "baskets."

     INVESTING IN EMERGING MARKETS, INCLUDING ASIA AND EASTERN EUROPE. CORE International Equity, International Equity, European Equity, International Small Cap, Asia Growth and Emerging Markets Equity Funds are intended for long-term investors who can accept the risks associated with investing primarily in equity and equity-related securities of foreign issuers, including Emerging Country issuers and Asian Companies (as defined in the Prospectus) (in the case of Asia Growth Fund), as well as the risks associated with investments quoted or denominated in foreign currencies. The Balanced, Growth and Income, Small Cap Value, Mid Cap Equity and Capital Growth Funds may invest, to a lesser extent, in equity and equity-related securities of foreign issuers, including Emerging Country issuers.

     Each of the securities markets of the Emerging Countries is less liquid and subject to greater price volatility and has a smaller market capitalization than the U.S. securities markets. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the U.S. In particular, the assets and profits appearing on the financial statements of Emerging Country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about Emerging Country issuers than is available about issuers in the United States.

     Certain of the Emerging Country securities markets are marked by a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors. The markets for securities in certain Emerging Countries are in the earliest stages of their development. Even the markets for relatively widely traded securities in Emerging Countries may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the securities markets of developed countries. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity of such markets. The limited liquidity of Emerging Country markets may also affect a Fund's ability to accurately value its portfolio securities or to acquire or dispose of securities at the price and time it wishes to do so or in order to meet redemption requests.

     Transaction costs, including brokerage commissions or dealer mark-ups, in Emerging Countries may be higher than in the United States and other developed securities markets. In addition, existing laws and regulations are often inconsistently applied. As legal systems in Emerging Countries develop, foreign investors may be adversely affected by new or amended laws and regulations. In circumstances where adequate laws exist, it may not be possible to obtain swift and equitable enforcement of the law.

     Foreign investment in the securities markets of certain Emerging Countries is restricted or controlled to varying degrees. These restrictions may limit a Fund's investment in certain Emerging Countries and may increase the expenses of the Fund. Certain Emerging Countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer's outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the company available for purchase by nationals. In addition, the repatriation of both investment income and capital from several of the Emerging Countries (such as Malaysia) is subject to restrictions which require governmental comments or prohibit repatriation entirely for a period of time. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operation of a Fund. A Fund may be required to establish special custodial or other arrangements before investing in certain Emerging Countries.

     Each of the Emerging Countries may be subject to a substantially greater degree of economic, political and social instability and disruption than is the case in the United States, Japan and most Western European countries. Such instability may result from, among other things, the following: (i) authoritarian governments or military involvement in political and economic decision making, including changes or attempted changes in governments through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic or social conditions; (iii) internal insurgencies;
(iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection or conflict. Such economic, political and social instability could disrupt the principal financial markets in which the Funds may invest and adversely affect the value of the Funds' assets.

     The economies of Emerging Countries may differ unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments. Many Emerging Countries have experienced in the past, and continue to experience, high rates of inflation. In certain countries inflation has at times accelerated rapidly to hyperinflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries. The economies of many Emerging Countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners. In addition, the economies of some Emerging Countries are vulnerable to weakness in world prices for their commodity exports.

     A Fund's income and, in some cases, capital gains from foreign stocks and securities will be subject to applicable taxation in certain of the countries in which it invests, and treaties between the U.S. and such countries may not be available in some cases to reduce the otherwise applicable tax rates. See "Taxation."

     Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a Fund is uninvested and no return is earned on such assets. The inability of a Fund to make intended security purchases or sales due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio securities or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser.

     INVESTING IN JAPAN. The Japanese Equity Fund invests in the equity securities of Japanese companies. Japan's economy, the second-largest in the world, has grown substantially over the last three decades. The boom in Japan's equity and property markets during the expansion of the late 1980's supported high rates of investment and consumer spending on durable goods, but both of these components of demand have now retreated sharply following the decline in asset prices. Profits have fallen sharply, unemployment has reached a historical high and consumer confidence is low. The banking sector continues to suffer from non-performing loans and this economy is subject to deflationary pressures. Numerous discount-rate cuts since its peak in 1991, a succession of fiscal stimulus packages, support plans for the debt-burdened financial system and spending for reconstruction following the Kobe earthquake may help to contain the recessionary forces, but substantial uncertainties remain.

     In addition to the cyclical downturn, Japan is suffering through structural adjustments. Like the Europeans, the Japanese have seen a deterioration of their competitiveness due to high wages, a strong currency and structural rigidities. Finally, Japan is reforming its political process and deregulating its economy. This has brought about turmoil, uncertainty and a crisis of confidence.

     While the Japanese governmental system itself seems stable, the dynamics of the country's politics have been unpredictable in recent years. The economic crisis of 1990-92 brought the downfall of the conservative Liberal Democratic Party, which had ruled since 1955. Since then, the country has seen a series of unstable multi-party coalitions and several prime ministers come and go, because of politics as well as personal scandals. While there appears to be no reason for anticipating civic unrest, it is impossible to know when the political instability will end and what trade and fiscal policies might be pursued by the government that emerges.

     Japan's heavy dependence on international trade has been adversely affected by trade tariffs and other protectionist measures as well as the economic condition of its trading partners. While Japan subsidizes its agricultural industry, only 19% of its land is suitable for cultivation and it is only 50% self-sufficient in food production. Accordingly, it is highly dependent on large imports of wheat, sorghum and soybeans. In addition, industry, its most important economic sector, depends on imported raw materials and fuels, including iron ore, copper, oil and many forest products. Japan's high volume of exports, such as automobiles, machine tools and semiconductors, have caused trade tensions, particularly with the United States. Some trade agreements, however, have been implemented to reduce these tensions. The relaxing of official and de facto barriers to imports, or hardships created by any pressures brought by trading partners, could adversely affect Japan's economy. A substantial rise in world oil or commodity prices could also have a negative affect. The strength of the yen itself may prove an impediment to strong continued exports and economic recovery, because it makes Japanese goods sold in other countries more expensive and reduces the value of foreign earnings repatriated to Japan. Because the Japanese economy is so dependent on exports, any fall-off in exports may be seen as a sign of economic weakness, which may adversely affect the market.

     Geologically, Japan is located in a volatile area of the world, and has historically been vulnerable to earthquakes, volcanoes and other natural disasters. As demonstrated by the Kobe earthquake in January of 1995, in which 5,000 people were killed and billions of dollars of damage was sustained, these natural disasters can be significant enough to affect the country's economy.

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The Growth and Income, Mid Cap Equity, Capital Growth and Small Cap Value Funds may enter into forward foreign currency exchange contracts for hedging purposes. The Balanced, CORE International Equity, International Equity, European Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds may enter into forward foreign currency exchange contracts for hedging purposes and to seek to increase total return. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are generally charged at any stage for trades.

     At the maturity of a forward contract a Fund may either accept or make delivery of the currency specified in the contract or, at or prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are often, but not always, effected with the currency trader who is a party to the original forward contract.

     A Fund may enter into forward foreign currency exchange contracts in several circumstances. First, when a Fund enters into a contract for the purchase or sale of a security denominated or quoted in a foreign currency, or when a Fund anticipates the receipt in a foreign currency of dividend or interest payments on such a security which it holds, the Fund may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying transactions, the Fund will attempt to protect itself against an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

     Additionally, when the Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of U.S. dollars, the amount of foreign currency approximating the value of some or all of such Fund's portfolio securities quoted or denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Using forward contracts to protect the value of a Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which a Fund can achieve at some future point in time. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the U.S. dollar value of only a portion of a Fund's foreign assets.

     Balanced, CORE International Equity, International Equity, European Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds may engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities quoted or denominated in a different currency if GSAM or GSAMI determines that there is a pattern of correlation between the two currencies. Balanced, CORE International Equity,

International Equity, European Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds may also purchase and sell forward contracts to seek to increase total return when GSAM or GSAMI anticipates that the foreign currency will appreciate or depreciate in value, but securities quoted or denominated in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio.

     Balanced, CORE International Equity, International Equity, European Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds may also enter into forward contracts to seek to increase total return. Unless otherwise covered in accordance with applicable regulations, cash or liquid assets of a Fund will be segregated in an amount equal to the value of the Fund's total assets committed to the consummation of forward foreign currency exchange contracts. If the value of the segregated assets declines, additional cash or liquid assets will be segregated on a daily basis so that the value of the assets will equal the amount of a Fund's commitments with respect to such contracts. The segregated assets will be marked-to-market on a daily basis. Although the contracts are not presently regulated by the CFTC, the CFTC may in the future assert authority to regulate these contracts. In such event, a Fund's ability to utilize forward foreign currency exchange contracts may be restricted.

     While a Fund may enter into forward contracts to reduce currency exchange rate risks, transactions in such contracts involve certain other risks. Thus, while the Fund may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for the Fund than if it had not engaged in any such transactions. Moreover, there may be imperfect correlation between a Fund's portfolio holdings of securities quoted or denominated in a particular currency and forward contracts entered into by such Fund. Such imperfect correlation may cause a Fund to sustain losses which will prevent the Fund from achieving a complete hedge or expose the Fund to risk of foreign exchange loss.

      Markets for trading foreign forward currency contracts offer less protection against defaults than is available when trading in currency instruments on an exchange. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearinghouse, a default on the contract would deprive a Fund of unrealized profits or force the Fund to cover its commitments for purchase or resale, if any, at the current market price.

     WRITING AND PURCHASING CURRENCY CALL AND PUT OPTIONS. Each Fund (except CORE Large Cap Value, CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) may write covered put and call options and purchase put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of portfolio securities and against increases in the U.S. dollar cost of securities to be acquired. As with other kinds of option transactions, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received. If and when a Fund seeks to close out an option, the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or purchased by a Fund will be traded on U.S. and foreign exchanges or over-the-counter.

     Balanced, CORE International Equity, International Equity, European Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different currency with a pattern of correlation. In addition, Balanced, CORE International Equity, International Equity, European Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds may purchase call or put options on currency to seek to increase total return when the Adviser anticipates that the currency will appreciate or depreciate in value, but the securities quoted or denominated in that currency do not present attractive investment opportunities and are not included in the Fund's portfolio.

     A call option written by a Fund obligates a Fund to sell specified currency to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option written by a Fund would obligate a Fund to purchase specified currency from the option holder at a specified price if the option is exercised at any time before the expiration date. The writing of currency options involves a risk that a Fund will, upon exercise of the option, be required to sell currency subject to a call at a price that is less than the currency's market value or be required to purchase currency subject to a put at a price that exceeds the currency's market value. For a description of how to cover written put and call options, see "Written Covered Options" above.

     A Fund may terminate its obligations under a call or put option by purchasing an option identical to the one it has written. Such purchases are referred to as "closing purchase transactions." A Fund would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options purchased by the Fund.

     A Fund would normally purchase call options on foreign currency in anticipation of an increase in the U.S. dollar value of currency in which securities to be acquired by a Fund are quoted or denominated. The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified currency at a specified price during the option period. A Fund would ordinarily realize a gain if, during the option period, the value of such currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

     A Fund would normally purchase put options in anticipation of a decline in the U.S. dollar value of currency in which securities in its portfolio are quoted or denominated ("protective puts"). The purchase of a put option would entitle a Fund, in exchange for the premium paid, to sell specified currency at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the dollar value of a Fund's portfolio securities due to currency exchange rate fluctuations. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying currency decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of underlying currency or portfolio securities.

     In addition to using options for the hedging purposes described above, Balanced, CORE International Equity, International Equity, European Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds may use options on currency to seek to increase total return. Balanced, CORE International Equity, International Equity, European Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds may write (sell) covered put and call options on any currency in order to realize greater income than would be realized on portfolio securities transactions alone. However, in writing covered call options for additional income, Balanced, CORE International Equity, International Equity, European Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds may forego the opportunity to profit from an increase in the market value of the underlying currency. Also, when writing put options, Balanced, CORE International Equity, International Equity, European Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds accept, in return for the option premium, the risk that they may be required to purchase the underlying currency at a price in excess of the currency's market value at the time of purchase.

     SPECIAL RISKS ASSOCIATED WITH OPTIONS ON CURRENCY. An exchange traded options position may be closed out only on an options exchange which provides a secondary market for an option of the same series. Although a Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time.
For some options no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that a Fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the sale of underlying securities pursuant to the exercise of put options. If a Fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying currency (or security quoted or denominated in that currency) until the option expires or it delivers the underlying currency upon exercise.

     There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Options Clearing Corporation inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders.

     A Fund may purchase and write over-the-counter options to the extent consistent with its limitation on investments in illiquid securities. Trading in over-the-counter options is subject to the risk that the other party will be unable or unwilling to close out options purchased or written by a Fund.

     The amount of the premiums which a Fund may pay or receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option purchasing and writing activities.

CURRENCY SWAPS, MORTGAGE SWAPS, CREDIT SWAPS, INDEX SWAPS AND INTEREST RATE
---------------------------------------------------------------------------
SWAPS, CAPS, FLOORS AND COLLARS
-------------------------------

     The Balanced, CORE International Equity, International Equity, European Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds may, with respect to up to 5% of their net assets, enter into currency swaps for both hedging purposes and to seek to increase total return. In addition, the Balanced and Real Estate Securities Funds may, with respect to 5% of their net assets, enter into mortgage, credit, index and interest rate swaps and other interest rate swap arrangements such as rate caps, floors and collars, for hedging purposes or to seek to increase total return. Currency swaps involve the exchange by a Fund with another party of their respective rights to make or receive payments in specified currencies. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Mortgage swaps are similar to interest rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, however, is tied to a reference pool or pools of mortgages. Index swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount at interest rates equal to two specified indices. Credit swaps involve the receipt of floating or fixed rate payments in exchange for assuming potential credit losses of an underlying security. Credit swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or the right to receive or make a payment for the other party, upon the occurrence of specified credit events. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

     A Fund will enter into interest rate, mortgage and index swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Interest rate, index and mortgage swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate, index and mortgage swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the other party to an interest rate, index or mortgage swap defaults, the Fund's risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. In contrast, currency swaps usually involve the delivery of a gross payment stream in one designated currency in exchange for the gross payment stream in another designated currency.
Therefore, the entire payment stream under a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. To the extent that the net amount payable under an interest rate, index or mortgage swap and the entire amount of the payment stream payable by a Fund under a currency swap or an interest rate floor, cap or collar is segregated in cash or liquid assets, the Funds and the Advisers believe that swaps do not constitute senior securities under the Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

     A Fund will not enter into swap transactions unless the unsecured commercial paper, senior debt or claims paying ability of the other party thereto is considered to be investment grade by the Adviser.

     The use of interest rate, mortgage, index, credit and currency swaps, as well as interest rate caps, floors and collars, is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If an Adviser is incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used. The Advisers, under the supervision of the Board of Trustees, are responsible for determining and monitoring the liquidity of the Funds' transactions in swaps, caps, floors and collars.

EQUITY SWAPS
------------

     Each Fund may enter into equity swap contracts to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to an equity swap contract will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

     A Fund will enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is limited to the net amount of payments that a Fund is contractually obligated to make.
If the other party to an equity swap defaults, a Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by a Fund's custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash or liquid assets, as permitted by applicable law, the Funds and their Advisers believe that transactions do not constitute senior securities under the Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

     The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the over-the-counter market. The Advisers, under the supervision of the Board of Trustees, are responsible for determining and monitoring the liquidity of the Funds' transactions in swaps, caps, floors and collars.

     The Funds will not enter into any swap transactions unless the unsecured commercial paper, senior debt or claims-paying ability of the other party is rated A or better by a nationally recognized statistical rating organization. If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction.

     The use of equity swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisers are incorrect in their forecasts of market values, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

LENDING OF PORTFOLIO SECURITIES
-------------------------------

     Each Fund may lend portfolio securities. Under present regulatory policies, such loans may be made to institutions such as brokers or dealers and would be required to be secured continuously by collateral in cash, cash equivalents or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. A Fund would be required to have the right to call a loan and obtain the securities loaned at any time on five days' notice. For the duration of a loan, a Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive compensation from investment of the collateral. A Fund would not have the right to vote any securities having voting rights during the existence of the loan, but a Fund would call the loan in anticipation of an important vote to be taken among holders of the securities or the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit there are risks of delay in recovering, or even loss of rights in, the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the Advisers to be of good standing, and when, in the judgment of the Advisers, the consideration which can be earned currently from securities loans of this type justifies the attendant risk. If the Advisers determine to make securities loans, it is intended that the value of the securities loaned would not exceed one-third of the value of the total assets of a Fund (including the loan collateral).

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS
----------------------------------------------

     Each Fund may purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis. These transactions involve a commitment by a Fund to purchase or sell securities at a future date. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges. A Fund will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or negotiate a commitment after entering into it. A Fund may realize a capital gain or loss in connection with these transactions. For purposes of determining a

Fund's duration, the maturity of when-issued or forward commitment securities will be calculated from the commitment date. A Fund is required to segregate until three days prior to the settlement date, cash and liquid assets in an amount sufficient to meet the purchase price. Alternatively, a Fund may enter into offsetting contracts for the forward sale of other securities that it owns. Securities purchased or sold on a when-issued or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date.

INVESTMENT IN UNSEASONED COMPANIES
----------------------------------

     Each Fund may invest up to 5% of its net assets, calculated at the time of purchase, in companies (including predecessors) which have operated less than three years, except that this limitation does not apply to debt securities which have been rated investment grade or better by at least one nationally recognized statistical rating organization. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

OTHER INVESTMENT COMPANIES
--------------------------

     A Fund reserves the right to invest up to 5% of its net assets in the securities of other investment companies (including SPDRs) but may not acquire more than 3% of the voting securities of any other investment company. Pursuant to an exemptive order obtained from the SEC, the Funds may invest in money market funds for which an Adviser or any of its affiliates serves as investment adviser. A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by investment companies in which it invests in addition to the advisory and administration fees paid by the Fund. However, to the extent that the Fund invests in a money market fund for which an Adviser or any of its affiliates acts as adviser, the advisory and administration fees payable by the Fund to an Adviser will be reduced by an amount equal to the Fund's proportionate share of the advisory and administration fees paid by such money market fund to the Adviser.

     SPDRs are interests in a unit investment trust ("UIT") that may be obtained from the UIT or purchased in the secondary market (SPDRs are listed on the American Stock Exchange). The UIT will issue SPDRs in aggregations known as "Creation Units" in exchange for a "Portfolio Deposit" consisting of (a) a portfolio of securities substantially similar to the component securities ("Index Securities") of the Standard & Poor's 500 Composite Stock Price Index (the "S&P Index"), (b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT's portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit ("Balancing Amount") designed to equalize the net asset value of the S&P Index and the net asset value of a Portfolio Deposit.

     SPDRs are not individually redeemable, except upon termination of the UIT. To redeem, the Portfolio must accumulate enough SPDRs to reconstitute a Creation Unit. The liquidity of small holdings of SPDRs, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the Portfolio will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

     The price of SPDRs is derived from and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by the Funds could result in losses on SPDRs.

     Each Fund (other than CORE Large Cap Value, CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) may also purchase shares of investment companies investing primarily in foreign securities, including "country funds." Country funds have portfolios consisting primarily of securities of issuers located in one foreign country or region. Each Fund (other than the Real Estate Securities Fund) may, subject to the limitations stated above, invest in World Equity Benchmark Shares ("WEBS") and similar securities that invest in securities included in foreign securities indices.

REPURCHASE AGREEMENTS
---------------------

     Each Fund may enter into repurchase agreements with selected broker-dealers, banks or other financial institutions. A repurchase agreement is an arrangement under which a Fund purchases securities and the seller agrees to repurchase the securities within a particular time and at a specified price. Custody of the securities is maintained by a Fund's custodian. The repurchase price may be higher than the purchase price, the difference being income to a Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to a Fund together with the repurchase price on repurchase. In either case, the income to a Fund is unrelated to the interest rate on the security subject to the repurchase agreement.

     For purposes of the Act and generally for tax purposes, a repurchase agreement is deemed to be a loan from a Fund to the seller of the security. For other purposes, it is not always clear whether a court would consider the security purchased by a Fund subject to a repurchase agreement as being owned by a Fund or as being collateral for a loan by a Fund to the seller. In the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the security before repurchase of the security under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the security. If the court characterizes the transaction as a loan and a Fund has not perfected a security interest in the security, a Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and interest involved in the transaction.

     As with any unsecured debt instrument purchased for a Fund, the Advisers seek to minimize the risk of loss from repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the security. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, if the market value of the security subject to the repurchase agreement becomes less than the repurchase price (including accrued interest), a Fund will direct the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price. Certain repurchase agreements which provide for settlement in more than seven days can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments.

     In addition, a Fund, together with other registered investment companies having advisory agreements with the Advisers or their affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

REVERSE REPURCHASE AGREEMENTS
-----------------------------

     The Balanced Fund may borrow money for temporary purposes by entering into transactions called reverse repurchase agreements. Under these arrangements, the Fund will sell portfolio securities to dealers in U.S. Government Securities or members of the Federal Reserve System, with an agreement to repurchase the security on an agreed date, price and interest payment. Reverse repurchase agreements involve the possible risk that the value of portfolio securities the Fund relinquishes may decline below the price the Fund must pay when the transaction closes. Borrowings may magnify the potential for gain or loss on amounts invested resulting in an increase in the speculative character of the Fund's outstanding shares.

     When a Fund enters into a reverse repurchase agreement, it places in a separate custodial account either liquid assets or other high grade debt securities that have a value equal to or greater than the repurchase price. The account is then continuously monitored to make sure that an appropriate value is maintained. Reverse repurchase agreements are considered to be borrowings under the 1940 Act

                            INVESTMENT RESTRICTIONS

     The following investment restrictions have been adopted by the Trust as fundamental policies that cannot be changed without the affirmative vote of the holders of a majority (as defined in the Act) of the outstanding voting securities of the affected Fund. The investment objective of each Fund and all other investment policies or practices of each Fund are considered by the Trust not to be fundamental and accordingly may be changed without shareholder approval. See "Investment Objectives and Policies" in the Prospectus. For purposes of the Act, "majority" means the lesser of (a) 67% or more of the shares of the Trust or a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust or a Fund are present or represented by proxy, or (b) more than 50% of the shares of the Trust or a Fund. For purposes of the following limitations, any limitation which involves a maximum percentage shall not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, a Fund. With respect to the Funds' fundamental investment restriction no. 3, asset coverage of at least 300% (as defined in the Act), inclusive of any amounts borrowed, must be maintained at all times.

     A Fund may not:

               (1) Make any investment inconsistent with the Fund's classification as a diversified company under the Investment Company Act of 1940, as amended (the "Act"). This restriction does not, however, apply to any Fund classified as a non-diversified company under the Act.

               (2) Invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (other than the Goldman Sachs Real Estate Securities Fund, which will invest at least 25% or more of its total assets in the real estate industry) (excluding the U.S. Government or any of its agencies or instrumentalities).

               (3) Borrow money, except (a) the Fund may borrow from banks (as defined in the Act) or through reverse repurchase agreements in amounts up to 33-1/3% of its total assets (including the amount borrowed), (b) the Fund may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (c) the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities,
                    (d) the Fund may purchase securities on margin to the extent permitted by applicable law and (e) the Fund may engage in transactions in mortgage dollar rolls which are accounted for as financings.

               (4) Make loans, except through (a) the purchase of debt obligations in accordance with the Fund's investment objective and policies, (b) repurchase agreements with banks, brokers, dealers and other financial institutions, and (c) loans of securities as permitted by applicable law.

               (5) Underwrite securities issued by others, except to the extent that the sale of portfolio securities by the Fund may be deemed to be an underwriting.

               (6) Purchase, hold or deal in real estate, although a Fund may purchase and sell securities that are secured by real estate or interests therein, securities of real estate investment trusts and mortgage-related securities and may hold and sell real estate acquired by a Fund as a result of the ownership of securities.

               (7) Invest in commodities or commodity contracts, except that the Fund may invest in currency and financial instruments and contracts that are commodities or commodity contracts.

               (8) Issue senior securities to the extent such issuance would violate applicable law.

          Each Fund may, notwithstanding any other fundamental investment restriction or policy, invest some or all of its assets in a single open-end investment company or series thereof with substantially the same investment objective, restrictions and policies as the Fund.

          In addition to the fundamental policies mentioned above, the Trustees have adopted the following non-fundamental policies which can be changed or amended by action of the Trustees without approval of shareholders.

          A Fund may not:

          (a) Invest in companies for the purpose of exercising control or management.

          (b) Invest more than 15% of the Fund's net assets in illiquid investments including repurchase agreements maturing in more than seven days, securities which are not readily marketable and restricted securities not eligible for resale pursuant to Rule 144A under the 1933 Act.

          (c) Purchase additional securities if the Fund's borrowings (excluding covered mortgage dollar rolls) exceed 5% of its net assets.

          (d) Make short sales of securities, except short sales against the box.

                                  MANAGEMENT

          Information pertaining to the Trustees and officers of the Trust is set forth below. Trustees and officers deemed to be "interested persons" of the Trust for purposes of the Act are indicated by an asterisk.


NAME, AGE                            POSITIONS            PRINCIPAL OCCUPATION(S)
AND ADDRESS                          WITH TRUST             DURING PAST 5 YEARS
-----------                          ----------           -----------------------
Ashok N. Bakhru, 56                  Chairman             Executive Vice President - Finance and
1325 Ave. of the Americas            & Trustee            Administration and Chief Financial
New York, NY  10019                                       Officer, Coty Inc. (since April 1996);
                                                          President, ABN Associates (July 1994
                                                          - March 1996); Senior Vice President of
                                                          Scott Paper Company (until June 1994);
                                                          Director of Arkwright Mutual Insurance
                                                          Company (1994 - Present); Trustee of
                                                          International House of Philadelphia
                                                          (1989 - Present); Member of Cornell
                                                          University Council (1992 - Present);
                                                          Trustee of the Walnut Street Theater
                                                          (1992 - Present).

*David B. Ford, 52                   Trustee              Director, Commodities Corp. LLC (since
One New York Plaza                                        April 1997); Managing Director, J. Aron
New York, NY  10004                                       & Company (since November 1996);
                                                          Managing Director, Goldman, Sachs & Co.
                                                          Investment Banking Division (since
                                                          November 1996); Director, CIN Management
                                                          (since August 1996); Chief Executive
                                                          Officer & Managing Director and
                                                          Director, Goldman Sachs Asset Management
                                                          International (since November 1995 and
                                                          December 1994, respectively); Co-Head,
                                                          Goldman, Sachs & Co. Asset Management
                                                          Division (since November 1995); Co-Head
                                                          and Director, Goldman Sachs Funds
                                                          Management Inc. (since November 1995 and
                                                          December 1994, respectively); Chairman
                                                          and Director, Goldman Sachs Asset
                                                          Management Japan Limited (since November
                                                          1994).

NAME, AGE                            POSITIONS            PRINCIPAL OCCUPATION(S)
AND ADDRESS                          WITH TRUST             DURING PAST 5 YEARS
-----------                          ----------           -----------------------
*Douglas C. Grip, 36                 Trustee              Managing Director, Goldman, Sachs & Co.
One New York Plaza                   & President          Asset Management Division (since
New York, NY  10004                                       November 1997); President, Goldman Sachs
                                                          Fund Group (since April 1996); President,
                                                          MFS Retirement Services Inc., of
                                                          Massachusetts Financial Services (prior
                                                          thereto).

*John P. McNulty, 46                 Trustee              Managing Director, Goldman Sachs (since
One New York Plaza                                        1996); General Partner, J. Aron &
New York, NY  10004                                       Company (since November 1995); Director
                                                          and Co-Head, Goldman Sachs Funds
                                                          Management Inc. (since November 1995);
                                                          Director, Goldman Sachs Asset Management
                                                          International (since January 1996);
                                                          Director, Global Capital Reinsurance
                                                          (since 1989); Director, Commodities
                                                          Corp. LLC (since April 1997); Limited
                                                          Partner of Goldman, Sachs & Co. (1994 -
                                                          November 1995).

Mary P. McPherson, 63                Trustee              Vice President and Senior Program
The Andrew W. Mellon                                      Officer, The Andrew W. Mellon Foundation
Foundation                                                (since October 1997); President Emeritus
140 East 62nd Street                                      of Bryn Mawr College (1978 - 1997);
New York, NY  10021                                       Director of Josiah Macy, Jr. Foundation
                                                          (since 1977); Director of the
                                                          Philadelphia Contributionship (since
                                                          1985); Director of Amherst College
                                                          (since 1986); Director of Dayton Hudson
                                                          Corporation (1988 - 1997); Director of the
                                                          Spenser Foundation (since 1993); and
                                                          member of PNC Advisory Board (since
                                                          1993).

*Alan A. Shuch, 49                   Trustee              Limited Partner, Goldman, Sachs &
One New York Plaza                                        Co.(since 1994); Consultant to Goldman
New York, NY  10004                                       Sachs Asset Management (since 1994);
                                                          Director, Chief Operating Officer and
                                                          Vice President of Goldman Sachs Funds
                                                          Management, Inc. (from November 1993 -
                                                          November 1994); President and Chief
                                                          Operating Officer, GSAM - Japan

NAME, AGE                            POSITIONS            PRINCIPAL OCCUPATION(S)
AND ADDRESS                          WITH TRUST             DURING PAST 5 YEARS
-----------                          ----------           -----------------------
                                                          Limited (November 1993  November 1994);
                                                          Director, Goldman Sachs Asset Management
                                                          International (November 1993 - November
                                                          1994); General Partner, Goldman, Sachs &
                                                          Co. Investment Banking (December 1986 -
                                                          November 1994).

Jackson W. Smart, Jr. 68             Trustee              Chairman, Executive Committee, First
One Northfield Plaza Suite 218                            Commonwealth, Inc. (a managed dental
Northfield, IL  60093                                     care company) (since January 1996);
                                                          Chairman and Chief Executive Officer,
                                                          MSP Communications Inc. (a company
                                                          engaged in radio broadcasting) (November
                                                          1988 - December 1997); Director, Federal
                                                          Express Corporation (NYSE) (since 1976);
                                                          Director, Evanston Hospital Corporation
                                                          (since 1980).

William H. Springer, 69              Trustee              Director, Walgreen Co. (a retail drug
701 Morningside Drive                                     store business) (since April 1998);
Lake Forest, IL  60045                                    Director of Baker, Fentress & Co. (a
                                                          closed-end, non-diversified management
                                                          investment company) (April 1992 -
                                                          present); Trustee, Northern
                                                          Institutional Funds (since April 1984).

Richard P. Strubel, 59               Trustee              Managing Director, Tandem Partners, Inc.
737 N. Michigan Ave., Suite 1405                          (since 1990); Director of Kaynar
Chicago, IL  60611                                        Technologies Inc. (since March 1997);
                                                          President and Chief Executive Officer,
                                                          Microdot, Inc. (a diversified
                                                          manufacturer of fastening systems and
                                                          connectors) (January 1984 - October
                                                          1994); Trustee, Northern Institutional
                                                          Funds (since December 1982).

*Nancy L. Mucker, 49                 Vice President       Vice President, Goldman, Sachs & Co.
4900 Sears Tower                                          (since April 1985); Co-Manager of
Chicago, IL  60606                                        Shareholder Servicing of GSAM (since
                                                          November 1989).

NAME, AGE                            POSITIONS            PRINCIPAL OCCUPATION(S)
AND ADDRESS                          WITH TRUST             DURING PAST 5 YEARS
-----------                          ----------           -----------------------
*John M. Perlowski, 34               Treasurer            Vice President, Goldman, Sachs & Co.
One New York Plaza                                        Incorporated (since July 1995);
New York, NY  10004                                       Director, Investors Bank and Trust
                                                          (November 1993 - July 1995).

*James A. Fitzpatrick, 38            Vice President       Vice President of Goldman Sachs Asset
4900 Sears Tower                                          Management (since April 1997); Vice
Chicago, IL  60606                                        President and General Manager, First
                                                          Data Corporation - Investor Services
                                                          Group (prior thereto).

*Jesse Cole, 35                      Vice President       Vice President, Goldman Sachs Asset
4900 Sears Tower                                          Management June 1998 to Present); Vice
Chicago, IL  60606                                        President, AIM Management Group, Inc.
                                                          (April 1996 - June 1998); Assistant Vice
                                                          President, The Northern Trust Company
                                                          (June 1987 - April 1996)

*Philip V. Giuca , Jr., 36           Assistant            Vice President, Goldman, Sachs & Co.
10 Hanover Square                    Treasurer            (May 1992 - Present); Tax Accountant,
New York, NY  10004                                       Goldman, Sachs & Co. (December 1990 - May
                                                          1992).

*Anne Marcel, 40                     Vice President       Vice President, Goldman Sachs Assets
4900 Sears Tower                                          Management (June 1998 - Present); Vice
Chicago, IL  60606                                        President, Stein Roe & Farnham, Inc.
                                                          (October 1992 - June 1998).

*Michael J. Richman, 38              Secretary            General Counsel of the Funds Group of
85 Broad Street                                           Goldman Sachs Asset Management (since
New York, NY  10004                                       December 1997); Associate General
                                                          Counsel of Goldman Sachs Asset
                                                          Management (February 1994 - December
                                                          1997); Vice President and Assistant
                                                          General Counsel of Goldman, Sachs & Co.
                                                          (since June 1992); Counsel to the Funds
                                                          Group, GSAM (June 1992 - December 1997);
                                                          Partner, Hale and Dorr (September 1991 -
                                                          June 1992).

NAME, AGE                            POSITIONS            PRINCIPAL OCCUPATION(S)
AND ADDRESS                          WITH TRUST             DURING PAST 5 YEARS
-----------                          ----------           -----------------------
*Howard B. Surloff, 33               Assistant            Assistant General Counsel, Goldman Sachs
85 Broad Street                      Secretary            Asset Management and Associate General
New York, NY  10004                                       Counsel to the Funds Group (since
                                                          December 1997); Assistant General
                                                          Counsel and Vice President, Goldman,
                                                          Sachs & Co. (since November 1993 and May
                                                          1994, respectively); Counsel to the
                                                          Funds Group, Goldman Sachs Asset
                                                          Management (November 1993 - December
                                                          1997); Associate of Shereff, Friedman,
                                                          Hoffman & Goodman (prior thereto).

*Valerie A. Zondorak, 32             Assistant            Assistant General Counsel, Goldman Sachs
85 Broad Street                      Secretary            Asset Management and Assistant General
New York, NY  10004                                       Counsel to the Funds Group (since
                                                          December 1997); Vice President and
                                                          Assistant General Counsel, Goldman,
                                                          Sachs & Co. (since March 1997 and
                                                          December 1997, respectively); Counsel to
                                                          the Funds Group, Goldman Sachs Asset
                                                          Management (March 1997 - December 1997);
                                                          Associate of Shereff, Friedman, Hoffman
                                                          & Goodman (prior thereto).

*Steven E. Hartstein, 35             Assistant            Associate, Goldman, Sachs & Co.
85 Broad Street                      Secretary            (December 1998 - present); Legal
New York, NY  10004                                       Products Analyst, Goldman, Sachs & Co.
                                                          (June 1993 - December 1998).

*Deborah A. Farrell, 27              Assistant            Legal Assistant, Goldman, Sachs & Co.
85 Broad Street                      Secretary            (since January 1996); Executive
New York, NY  10004                                       Secretary, Goldman, Sachs & Co. (January
                                                          1994 - January 1996); Legal Secretary,
                                                          Cleary, Gottlieb, Steen and Hamilton
                                                          (September 1990 - January 1994).

NAME, AGE                            POSITIONS            PRINCIPAL OCCUPATION(S)
AND ADDRESS                          WITH TRUST             DURING PAST 5 YEARS
-----------                          ----------           -----------------------
*Kaysie P. Uniacke, 37               Assistant            Managing Director, Goldman Sachs Asset
One New York Plaza                   Secretary            Management (since 1997), Vice President
New York, NY  10004                                       and Senior Portfolio Manager, Goldman
                                                          Sachs Asset Management (since 1988).


*Elizabeth D. Anderson, 29           Assistant            Portfolio Manager, Goldman Sachs Asset
One New York Plaza                   Secretary            Management (since April 1996); Junior
New York, NY  10004                                       Portfolio Manager, Goldman Sachs Asset
                                                          Management (1995 - April 1996); Funds
                                                          Trading Assistant, Goldman Sachs Asset
                                                          Management (1993 - 1995); Compliance
                                                          Analyst, Prudential Insurance (1991 -
                                                          1993).

     Each interested Trustee and officer holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor. As of April 3, 1998, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of beneficial interest of each Fund.

     The Trust pays each Trustee, other than those who are "interested persons" of Goldman Sachs, a fee for each Trustee meeting attended and an annual fee. Such Trustees are also reimbursed for travel expenses incurred in connection with attending such meetings.

The following table sets forth certain information with respect to the compensation of each Trustee of the Trust (or its predecessors) for the one-year period ended January 31, 1998:

                                   Aggregate           Pension or Retirement Benefits       Total Compensation from Goldman
                                  Compensation           Accrued as Part of Funds'        Sachs Mutual Funds (including the
                                                         -------------------------
Name of Trustee                  from the Funds                  Expenses                               Funds)**
---------------                  --------------                  --------                               ------
Ashok N. Bakhru*                      $93,750                       $0                                   $93,750
David B. Ford                               0                        0                                         0
Douglas C. Grip                             0                        0                                         0
John P. McNulty                             0                        0                                         0
Mary P. McPherson                      70,500                        0                                    70,500
Alan A. Shuch                               0                        0                                         0
Jackson W. Smart                       70,500                        0                                    70,500
William H. Springer                    70,500                        0                                    70,500
Richard P. Strubel                     70,500                        0                                    70,500

___________________
    *   Includes compensation as Chairman of the Board of Trustees.
    **  The Goldman Sachs Funds consisted of 43 mutual funds on January
        31, 1998.

MANAGEMENT SERVICES
===================

          As stated in the Funds' Prospectus, GSFM, One New York Plaza, New York, New York, a Delaware limited partnership and an affiliate of Goldman Sachs, 85 Broad Street, New York, New York, serves as investment adviser to CORE U.S. Equity and Capital Growth Funds. GSAM, One New York Plaza, New York, New York, a separate operating division of Goldman Sachs, serves as investment adviser to Balanced, Growth and Income, CORE Large Cap Value, CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity, Real Estate Securities, Mid Cap Equity and Small Cap Value Funds. GSAMI, 133 Peterborough Court, London, England, EC4A 2BB serves as investment adviser to International Equity, European Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds. See "Management" in the Funds' Prospectus for a description of the applicable Adviser's duties to the Funds.

          Founded in 1869, Goldman Sachs is among the oldest and largest investment banking firms in the United States. Goldman Sachs is a leader in developing portfolio strategies and in many fields of investing and financing, participating in financial markets worldwide and serving individuals, institutions, corporations and governments. Goldman Sachs is also among the principal market sources for current and thorough information on companies, industrial sectors, markets, economies and currencies, and trades and makes markets in a wide range of equity and debt securities 24-hours a day. The firm is headquartered in New York and has offices throughout the U.S. and in Beijing, Frankfurt, George Town, Hong Kong, London, Madrid, Mexico City, Milan, Montreal, Osaka, Paris, Sao Paulo, Seoul, Shanghai, Singapore, Sydney, Taipei, Tokyo, Toronto, Vancouver and Zurich. It has trading professionals throughout the United States, as well as in London, Tokyo, Hong Kong and Singapore. The active participation of Goldman Sachs in the world's financial markets enhances its ability to identify attractive investments.

          The Advisers have access to the substantial research and market expertise of Goldman Sachs whose investment research effort is one of the largest in the industry. The Goldman Sachs Global Investment Research Department covers approximately 1,700 companies, including approximately 2,000 U.S. corporations in 60 industries. The in-depth information and analyses generated by Goldman Sachs' research analysts are available to the Advisers. For more than a decade, Goldman Sachs has been among the top-ranked firms in Institutional Investor's annual "All-America Research Team" survey. In addition, many of Goldman Sachs' economists, securities analysts, portfolio strategists and credit analysts have consistently been highly ranked in respected industry surveys conducted in the U.S. and abroad. Goldman Sachs is also among the leading investment firms using quantitative analytics (now used by a growing number of investors) to structure and evaluate portfolios.

          In managing the Funds, the Advisers have access to Goldman Sachs' economics research. The Economics Research Department conducts economic, financial and currency markets research which analyzes economic trends and interest and exchange rate movement worldwide. The Economics Research Department tracks factors such as inflation and money supply figures, balance of trade figures, economic growth, commodity prices, monetary and fiscal policies, and political events that can influence interest rates and currency trends. The success of Goldman Sachs' international research team has brought wide recognition to its members. The team has earned top rankings in the Institutional Investor's annual "All British Research Team Survey" in the following categories: Economics (U.K.) 1986-1993; Economics/International 1989-1993; and Currency Forecasting 1986-1993. In addition, the team has also earned top rankings in the annual "Extel Financial Survey" of U.K. investment managers in the following categories: U.K. Economy 1989-1995; International Economies 1986, 1988-1995; and Currency Movements 1986-1993.

          In allocating assets among foreign countries and currencies for the Funds which can invest in foreign securities (in particular, the CORE International Equity, International Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds), the Advisers will have access to the Global Asset Allocation Model. The model is based on the observation that the prices of all financial assets, including foreign currencies, will adjust until investors globally are comfortable holding the pool of outstanding assets.
Using the model, the Advisers will estimate the total returns from each currency sector which are consistent with the average investor holding a portfolio equal to the market capitalization of the financial assets among those currency sectors. These estimated equilibrium returns are then combined with the expectations of Goldman Sachs' research professionals to produce an optimal currency and asset allocation for the level of risk suitable for a Fund given its investment objectives and criteria.

          Each Fund's management agreement provides that the Advisers may render similar services to others as long as the services provided by the Advisers thereunder are not impaired thereby.

          The CORE Large Cap Value, European Equity, Japanese Equity and International Small Cap Funds' management agreements were initially approved by the Trustees, including a majority of the non-interested Trustees (as defined below) who are not parties to the management agreement on November 3, 1998, July 22, 1998, April 23, 1998 and April 23, 1998, respectively. The CORE Small Cap Equity, CORE International Equity and Real Estate Securities Funds' management agreements were initially approved by the Trustees, including a majority of the non-interested Trustees (as defined below) who are not parties to the management agreements, on July 22, 1997. The CORE Large Cap Growth and Emerging Markets Equity Funds' management agreements were initially approved by the Trustees, including a majority of the non-interested Trustees (as defined below) who are not parties to the management agreements, on April 23, 1997. The other Funds' management agreements were most recently approved by the Trustees, including a majority of the Trustees who are not parties to the management agreements or "interested persons" (as such term is defined in the Act) of any party thereto (the "non-interested Trustees"), on April 22, 1998. These arrangements were most recently approved by the shareholders of each Fund (other than CORE Large Cap Value, CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity, Real Estate Securities, European Equity, Japanese Equity, International Small Cap and Emerging Markets Equity Funds) on April 21, 1997. The sole shareholder of the CORE Large Cap Value, CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity, Emerging Markets Equity, Real Estate Securities, Japanese Equity, International Small Cap and European Equity Funds approved these arrangements on November 3, 1998, April 30, 1997, July 21, 1997, July 21, 1997, January 28, 1997, July 21, 1997, April 23, 1998, April 23, 1998 and July 22,
1998, respectively. Each management agreement will remain in effect until June 30, 1999 and from year to year thereafter provided such continuance is specifically approved at least annually by (a) the vote of a majority of the outstanding voting securities of such Fund or a majority of the Trustees, and (b) the vote of a majority of the non-interested Trustees, cast in person at a meeting called for the purpose of voting on such approval. Each management agreement will terminate automatically if assigned (as defined in the Act) and is terminable at any time without penalty by the Trustees or by vote of a majority of the outstanding voting securities of the affected Fund on 60 days' written notice to the Adviser and by the Adviser on 60 days' written notice to the Trust.

          Pursuant to the management agreements the Advisers are entitled to receive the fees listed below, payable monthly based on such Fund's average daily net assets. In addition, the Advisers are voluntarily limiting their management fees for certain funds to the annual rates also listed below:

                                                               Management            Management
                                                               With Fee              Without Fee
Fund                                                           Limitations           Limitations
----                                                           -----------           -----------
GSAM
Balanced Fund                                                  0.65%                 0.65%
Growth and Income Fund                                         0.70%                 0.70%
CORE Large Cap Value Fund                                      0.60%                 0.60%
CORE Large Cap Growth Fund                                     0.60%                 0.75%
CORE Small Cap Equity Fund                                     0.85%                 0.85%
CORE International Equity Fund                                 0.85%                 0.85%
Mid Cap Equity Fund                                            0.75%                 0.75%
Small Cap Value Fund                                           1.00%                 1.00%
Real Estate Securities Fund                                    1.00%                 1.00%

GSFM
CORE U.S. Equity Fund                                          0.70%                 0.75%
Capital Growth Fund                                            1.00%                 1.00%

GSAMI
International Equity Fund                                      1.00%                 1.00%
European Equity                                                1.00%                 1.00%
Japanese Equity Fund                                           1.00%                 1.00%
International Small Cap Fund                                   1.20%                 1.20%
Emerging Markets Equity Fund                                   1.20%                 1.20%
Asia Growth Fund                                               1.00%                 1.00%


          GSAM, GSFM and GSAMI may discontinue or modify the above limitations in the future at their discretion.

          Prior to May 1, 1997, the Funds then in operation had separate investment advisory (and subadvisory, in the case of the International Equity
Fund) and administration agreements. Effective May 1, 1997, the services under such agreements were combined in the management agreement. The services required to be performed for the Funds and the combined advisory (and subadvisory, in the case of the International Equity Fund) and administration fees payable by the Funds under the former advisory (and subadvisory, in the case of the International Equity Fund) and administration agreements are identical to the services and fees under the management agreement.

          For the last three fiscal years the amounts of the combined investment advisory (and subadvisory, in the case of the International Equity Fund) and administration fees incurred by each Fund then in existence were as follows (with and without the fee limitations that were then in effect):

                                           1998                     1997                      1996
                                 ========================  ========================  ========================
                                 With Fee     Without Fee  With Fee     Without Fee  With Fee     Without Fee
                                 Limitations  Limitations  Limitations  Limitations  Limitations  Limitations
                                 -----------  -----------  -----------  -----------  -----------  -----------
Balanced Fund                    $   870,444  $   870,844   $  402,183   $  402,183   $  193,041   $  193,041
Growth and Income Fund             7,740,380    7,740,380    3,541,318    3,541,318    2,225,553    2,225,553
CORE Large Cap Value Fund/1/             N/A          N/A          N/A          N/A          N/A          N/A
CORE U.S. Equity Fund              3,087,383    3,924,639    1,667,381    2,119,552      817,563    1,019,639
CORE Large Cap Growth Fund/1/        182,628      228,283          N/A          N/A          N/A          N/A
CORE Small Cap Equity Fund/1/         65,418       74,140          N/A          N/A          N/A          N/A
CORE International Equity Fund/1/     51,031       57,835          N/A          N/A          N/A          N/A
Capital Growth Fund               10,913,224   10,913,224    8,697,265    8,697,265    9,335,745    9,335,745
Mid Cap Equity Fund                1,653,946    1,653,946      964,945      964,945      489,043      489,043
International Equity Fund          6,772,826    7,525,362    4,124,076    4,638,203    2,794,872    2,794,872
Small Cap Value Fund               3,206,411    3,206,411    2,130,703    2,130,703    2,908,839    2,908,839
European Equity Fund/1/                  N/A          N/A          N/A          N/A          N/A          N/A
Japanese Equity Fund/1/                  N/A          N/A          N/A          N/A          N/A          N/A
International Small Cap Fund/1/          N/A          N/A          N/A          N/A          N/A          N/A
Emerging Market Equity Fund/1/        31,937       34,840          N/A          N/A          N/A          N/A
Asia Growth Fund                   1,874,193    2,179,299    2,221,857    2,583,555    1,563,641    1,563,641
Real Estate Securities Fund/1/           N/A          N/A          N/A          N/A          N/A          N/A


1 The CORE Large Cap Value, CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity, European Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Real Estate Securities Funds commenced operations on December 15, 1998, May 1, 1997, August 15, 1997, August 15, 1997, October 1, 1998, May 1, 1998,
          May 1, 1998, December 15, 1997 and July 27, 1998, respectively.

          Under the Management Agreement, each Adviser also: (i) supervises all non-advisory operations of each Fund that it advises; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of each Fund; (iii) arranges for at each Fund's expense: (a) the preparation of all required tax returns, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of prospectuses and statements of additional information and (d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains each Fund's records; and (v) provides office space and all necessary office equipment and services.


          ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS. The involvement of the Advisers and Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to the Funds or impede their investment activities.

          Goldman Sachs and its affiliates, including, without limitation, the Advisers and their advisory affiliates, have proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collective investment vehicles) which have investment objectives similar to those of the Funds and/or which engage in transactions in the same types of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates are major participants in the global currency, equities, swap and fixed-income markets, in each case both on a proprietary basis and for the accounts of customers. As such, Goldman Sachs and its affiliates are actively engaged in transactions in the same securities, currencies and instruments in which the Funds invest. Such activities could affect the prices and availability of the securities, currencies and instruments in which the Funds will invest, which could have an adverse impact on each Fund's performance. Such transactions, particularly in respect of proprietary accounts or customer accounts other than those included in the Advisers' and their advisory affiliates' asset management activities, will be executed independently of the Funds' transactions and thus at prices or rates that may be more or less favorable. When the Advisers and their advisory affiliates seek to purchase or sell the same assets for their managed accounts, including the Funds, the assets actually purchased or sold may be allocated among the accounts on a basis determined in its good faith discretion to be equitable. In some cases, this system may adversely affect the size or the price of the assets purchased or sold for the Funds.

          From time to time, the Funds' activities may be restricted because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a result, there may be periods, for example, when the Advisers and/or their affiliates will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which the Advisers and/or their affiliates are performing services or when position limits have been reached.

          In connection with their management of the Funds, the Advisers may have access to certain fundamental analysis and proprietary technical models developed by Goldman Sachs and other affiliates. The Advisers will not be under any obligation, however, to effect transactions on behalf of the Funds in accordance with such analysis and models. In addition, neither Goldman Sachs nor any of its affiliates will have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds and it is not anticipated that the Advisers will have access to such information for the purpose of managing the Funds. The proprietary activities or portfolio strategies of Goldman Sachs and its affiliates or the activities or strategies used for accounts managed by them or other customer accounts could conflict with the transactions and strategies employed by the Advisers in managing the Funds.

          The results of each Fund's investment activities may differ significantly from the results achieved by the Advisers and their affiliates for their proprietary accounts or accounts (including investment companies or collective investment vehicles) managed or advised by them. It is possible that Goldman Sachs and its affiliates and such other accounts will achieve investment results which are substantially more or less favorable than the results achieved by a Fund. Moreover, it is possible that a Fund will sustain losses during periods in which Goldman Sachs and its affiliates achieve significant profits on their trading for proprietary or other accounts. The opposite result is also possible.

          The investment activities of Goldman Sachs and its affiliates for their proprietary accounts and accounts under their management may also limit the investment opportunities for the Fund in certain emerging markets in which limitations are imposed upon the aggregate amount of investment, in the aggregate or individual issuers, by affiliated foreign investors.

          An investment policy committee which may include partners of Goldman Sachs and its affiliates may develop general policies regarding a Fund's activities but will not be involved in the day-to-day management of such Fund. In such instances, those individuals may, as a result, obtain information regarding the Fund's proposed investment activities which is not generally available to the public. In addition, by virtue of their affiliation with Goldman Sachs, any such member of an investment policy committee will have direct or indirect interests in the activities of Goldman Sachs and its affiliates in securities and investments similar to those in which the Fund invests.

          In addition, certain principals and certain of the employees of the Advisers are also principals or employees of Goldman Sachs or their affiliated entities. As a result, the performance by these principals and employees of their obligations to such other entities may be a consideration of which investors in the Funds should be aware.

          Each Adviser may enter into transactions and invest in currencies or instruments on behalf of a Fund in which customers of Goldman Sachs serve as the counterparty, principal or issuer. In such cases, such party's interests in the transaction will be adverse to the interests of a Fund, and such party may have no incentive to assure that the Funds obtain the best possible prices or terms in connection with the transactions. Goldman Sachs and its affiliates may also create, write or issue derivative instruments for customers of Goldman Sachs or its affiliates, the underlying securities or instruments of which may be those in which a Fund invests or which may be based on the performance of a Fund. The Funds may, subject to applicable law, purchase investments which are the subject of an underwriting or other distribution by Goldman Sachs or its affiliates and may also enter transactions with other clients of Goldman Sachs or its affiliates where such other clients have interests adverse to those of the Funds. At times, these activities may cause departments of the Firm to give advice to clients that may cause these clients to take actions adverse to the interests of the client. To the extent affiliated transactions are permitted, the Funds will deal with Goldman Sachs and its affiliates on an arms-length basis.

          Each Fund will be required to establish business relationships with its counterparties based on the Fund's own credit standing. Neither Goldman Sachs nor its affiliates will have any obligation to allow their credit to be used in connection with a Fund's establishment of its business relationships, nor is it expected that a Fund's counterparties will rely on the credit of Goldman Sachs or any of its affiliates in evaluating the Fund's creditworthiness.

          From time to time, Goldman Sachs or any of its affiliates may, but is not required to, purchase and hold shares of a Fund in order to increase the assets of the Fund. Increasing a Fund's assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund's expense ratio. Goldman Sachs reserves the right to redeem at any time some or all of the shares of a Fund acquired for its own account. A large redemption of shares of a Fund by Goldman Sachs could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund's investment flexibility, portfolio diversification and expense ratio. Goldman Sachs will consider the effect of redemptions on a Fund and other shareholders in deciding whether to redeem its shares.

          It is possible that a Fund's holdings will include securities of entities for which Goldman Sachs performs investment banking services as well as securities of entities in which Goldman Sachs makes a market. From time to time, Goldman Sachs' activities may limit the Funds' flexibility in purchases and sales of securities. When Goldman Sachs is engaged in an underwriting or other distribution of securities of an entity, the Advisers may be prohibited from purchasing or recommending the purchase of certain securities of that entity for the Funds.


DISTRIBUTOR AND TRANSFER AGENT
==============================

          Goldman Sachs serves as the exclusive distributor of shares of the Funds pursuant to a "best efforts" arrangement as provided by a distribution agreement with the Trust on behalf of each Fund. Pursuant to the distribution agreement, after the Prospectus and periodic reports have been prepared, set in type and mailed to shareholders, Goldman Sachs will pay for the printing and distribution of copies thereof used in connection with the offering to prospective investors. Goldman Sachs will also pay for other supplementary sales literature and advertising costs. Goldman Sachs may enter into sales agreements with certain investment dealers and other financial service firms (the "Authorized Dealers") to solicit subscriptions for Shares of the Funds. Goldman Sachs receives a portion of the sales charge imposed on the sale, in the case of Class A Shares, or redemption in the case of Class B and Class C Shares (and in certain cases, Class A Shares), of such Fund shares. No Class B Shares were outstanding during the fiscal year ended January 31, 1996. No Class C Shares were outstanding during the fiscal years ended January 31, 1996 and 1997.

          Goldman Sachs retained the following commissions on sales of Class A, Class B and Class C Shares during the following periods:

                                                 Class A & B          Class A & B            Class A
                                                 -----------          -----------            -------
                                                     1998                1997                  1997
                                                     ====                ====                  ====
Balanced Fund                                    $  387,000           $   94,000              $ 28,000
Growth and Income Fund                            2,405,000              555,000               771,000
CORE Large Cap Value Fund/1/                            N/A                  N/A                   N/A
CORE U.S. Equity Fund                               566,000              380,000               108,000
CORE Large Cap Growth Fund/1/                       129,000                  N/A                   N/A
CORE Small Cap Equity Fund/1/                        49,000                  N/A                   N/A
CORE International Equity Fund/1/                    24,000                  N/A                   N/A
Capital Growth Fund                                 743,000              323,000               523,000
Mid Cap Equity Fund                                 704,000                  N/A                   N/A
International Equity Fund                         1,091,000            1,563,000               211,000
Small Cap Value Fund                                662,000              219,000               202,000
European Equity/1/                                      N/A                  N/A                   N/A
Japanese Equity Fund/1/                                 N/A                  N/A                   N/A
International Small Cap Fund/1/                         N/A                  N/A                   N/A
Emerging Market Equity Fund/1/                      107,000                  N/A                   N/A
Asia Growth Fund                                    414,000            1,397,000               507,000
Real Estate Securities Fund/1/                          N/A                  N/A                   N/A

---------------------------------

1 The CORE Large Cap Value, CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity, European Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Real Estate Securities Funds commenced operations on December 15, 1998, May 1, 1997, August 15, 1997, August 15, 1997, October 1, 1998, May 1, 1998,
          May 1, 1998, December 15, 1997 and July 27, 1998, respectively.

          Goldman Sachs serves as the Trust's transfer agent. Under its transfer agency agreement with the Trust, Goldman Sachs has undertaken with the Trust to
(i) record the issuance, transfer and redemption of shares, (ii) provide confirmations of purchases and redemptions, and quarterly statements, as well as certain other statements, (iii) provide certain information to the Trust's custodian and the relevant sub-custodian in connection with redemptions, (iv) provide dividend crediting and certain disbursing agent services, (v) maintain shareholder accounts, (vi) provide certain state Blue Sky and other information,
(vii) provide shareholders and certain regulatory authorities with tax related information, (viii) respond to shareholder inquiries, and (ix) render certain other miscellaneous services. For the last three fiscal years the amounts paid to Goldman Sachs by each Fund then in existence performed were as follows under the fee schedules then in effect:

                                  Class A , B & C    Class A & B       Class A
                                  ---------------    -----------       -------
                                       1998              1997            1996
                                       ====              ====            ====
Balanced Fund                       $  240,869          $148,576       $ 72,067
Growth and Income Fund               1,545,495           870,527        542,671
CORE Large Cap Value Fund/1/               N/A               N/A            N/A
CORE U.S. Equity Fund                  483,534           319,246        103,682
CORE Large Cap Growth Fund/1/          107,944               N/A            N/A
CORE Small Cap Equity Fund/1/           62,625               N/A            N/A
CORE International Equity Fund/1/       36,474               N/A            N/A
Capital Growth Fund                    992,678           908,310        549,844
MidCap Equity Fund                     142,558               N/A            N/A
International Equity Fund              860,719           586,243        129,313
Small Cap Value Fund                   595,479           511,883        254,292
European Equity/1/                         N/A               N/A            N/A
Japanese Equity Fund/1/                    N/A               N/A            N/A
International Small Cap Fund/1/            N/A               N/A            N/A
Emerging Markets Equity Fund/1/          1,907               N/A            N/A
Asia Growth Fund                       370,233           385,114        192,097
Real Estate Securities Fund/1/             N/A               N/A            N/A


                                                   Institutional Shares                                 Service Shares
                                      ----------------------------------------------             -------------------------------
                                         1998               1997               1996                  1998              1997
                                         ====               ====               ====                  ====              ====
Balanced Fund/1/                      $    N/A         $     N/A         $      N/A                $  N/A            $  N/A
Growth and Income Fund                   2,593                15                N/A                 5,033               488
CORE Large Cap Value Fund/1/               N/A               N/A                N/A                   N/A               N/A
CORE U.S. Equity Fund                        0               N/A             11,571                     0               N/A
CORE Large Cap Growth Fund/1/               49               N/A                N/A                    21               N/A
CORE Small Cap Equity Fund/1/                0               N/A                N/A                     0               N/A
CORE International Equity Fund/1/            0               N/A                N/A                     0               N/A
Capital Growth Fund/1/                     683               N/A                N/A                     0               N/A
Mid Cap Equity Fund/1/                  74,315            51,464             26,082                     1               N/A
International Equity Fund                    0               N/A                N/A                     0               N/A
Small Cap Value Fund/1/                  2,674               N/A                N/A                     0               N/A
European Equity/1/                         N/A               N/A                N/A                   N/A               N/A
Japanese Equity Fund/1/                    N/A               N/A                N/A                   N/A               N/A
International Small Cap Fund/1/            N/A               N/A                N/A                   N/A               N/A
Emerging Markets Equity Fund/1/            617               N/A                N/A                     0               N/A
Asia Growth Fund                             0               N/A                N/A                     0               N/A
Real Estate Securities Fund/1/             N/A               N/A                N/A                   N/A               N/A

---------------------------

1 The CORE Large Cap Value, CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity, European Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Real Estate Securities Funds commenced operations on December 15, 1998, May 1, 1997, August 15, 1997, August 15, 1997, October 1, 1998, May 1, 1998, May 1, 1998, December 15,
     1997 and July 27, 1998, respectively.

     The Trust's distribution and transfer agency agreements each provide that Goldman Sachs may render similar services to others so long as the services Goldman Sachs provides thereunder are not impaired thereby. Such agreements also provide that the Trust will indemnify Goldman Sachs against certain liabilities.

EXPENSES
========

     Except as set forth in the Prospectus under "Management," the Trust is responsible for the payment of its expenses. The expenses include, without limitation, the fees payable to the Advisers, the fees and expenses payable to the Trust's custodian and subcustodians, transfer agent fees, brokerage fees and commissions, filing fees for the registration or qualification of the Trust's shares under federal or state securities laws, expenses of the organization of the Trust, fees and expenses incurred by the Trust in connection with membership in investment company organizations, taxes, interest, costs of liability insurance, fidelity bonds or indemnification, any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against, the Trust for violation of any law, legal and auditing fees and expenses (including the cost of legal and certain accounting services rendered by employees of GSAM, GSAMI and Goldman Sachs with respect to the Trust), expenses of preparing and setting in type prospectuses, statements of additional information, proxy material, reports and notices and the printing and distributing of the same to the Trust's shareholders and regulatory authorities, any expenses assumed by a Fund pursuant to its distribution and service plans, compensation and expenses of its "non-interested" Trustees and extraordinary expenses, if any, incurred by the Trust. Except for fees under any distribution and service plans applicable to a particular class and transfer agency fees, all Fund expenses are borne on a non-class specific basis.

     The Advisers voluntarily have agreed to reduce or limit certain "Other Expenses" (excluding management, distribution and service fees, transfer agency fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) for the following Funds to the extent such expenses exceed the following percentage of average daily net assets:

                                                  Other
                                                  Expenses
                                                  --------
Balanced Fund                                     0.01%
Growth and Income Fund                            0.05%
CORE Large Cap Value Fund                         0.00%
CORE U.S. Equity Fund                             0.00%
CORE Large Cap Growth Fund                        0.00%
CORE Small Cap Equity Fund                        0.04%
CORE International Equity Fund                    0.12%
Capital Growth Fund                               0.00%
Mid Cap Equity Fund                               0.10%
Small Cap Value Fund                              0.06%
International Equity Fund                         0.10%
European Equity Fund                              0.10%
Japanese Equity Fund                              0.01%
International Small Cap Fund                      0.16%

     Emerging Markets Equity Fund                     0.15%
     Asia Growth Fund                                 0.16%
     Real Estate Securities Fund                      0.00%


     Such reductions or limits, if any, are calculated monthly on a cumulative basis and may be discontinued or modified by the applicable Adviser in its discretion at any time.

     Fees and expenses of legal counsel, registering shares of a Fund, holding meetings and communicating with shareholders may include an allocable portion of the cost of maintaining an internal legal and compliance department. Each Fund may also bear an allocable portion of the applicable Adviser's costs of performing certain accounting services not being provided by a Fund's Custodian.

     For the last three fiscal years the amounts of certain "Other Expenses" of each Fund then in existence that were reduced or otherwise limited were as follows under the expense limitations that were then in effect:


                                            1998          1997        1996
                                            ====          ====        ====
Balanced Fund                             $420,659     $319,552    $192,405
Growth and Income Fund                           0            0           0
CORE Large Cap Value Fund/1/                   N/A          N/A         N/A
CORE U.S. Equity Fund                       63,253      104,833     110,581
CORE Large Cap Growth Fund/1/              332,713          N/A         N/A
CORE Small Cap Equity Fund/1/              202,498          N/A         N/A
CORE International Equity Fund/1/          206,055          N/A         N/A
Capital Growth Fund                              0          N/A         N/A
Mid Cap Equity Fund                        264,378       72,441      85,515
International Equity Fund                        0      144,265         N/A
Small Cap Value Fund                             0          N/A         N/A
European Equity Fund/1/                        N/A          N/A         N/A
Japanese Equity Fund/1/                        N/A          N/A         N/A
International Small Cap Fund/1/                N/A          N/A         N/A
Emerging Markets Equity Fund/1/            112,725          N/A         N/A
Asia Growth Fund                           125,828       50,407           0
Real Estate Securities Fund/1/                  N/A         N/A         N/A

________________

1 The CORE Large Cap Value, CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity, European Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Real Estate Securities Funds commenced operations on December 15, 1998, May 1, 1997, August 15, 1997, August 15, 1997, October 1, 1998, May 1, 1998, May 1, 1998, December 15,
     1997 and July 27, 1998, respectively.

CUSTODIAN AND SUB-CUSTODIANS
============================

     State Street, P.O. Box 1713, Boston, Massachusetts 02105, is the custodian of the Trust's portfolio securities and cash. State Street also maintains the Trust's accounting records. State Street may appoint domestic and foreign sub-custodians from time to time to hold certain securities purchased by the Trust and to hold cash for the Trust.

INDEPENDENT PUBLIC ACCOUNTANTS
==============================

     Arthur Andersen LLP, independent public accountants, 225 Franklin Street, Boston, Massachusetts 02110, have been selected as auditors of the Trust. In addition to audit services, Arthur Andersen LLP, prepares the Trust's federal and state tax returns, and provides consultation and assistance on accounting, internal control and related matters.


                     PORTFOLIO TRANSACTIONS AND BROKERAGE

     The Advisers are responsible for decisions to buy and sell securities for the Funds, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. Purchases and sales of securities on a securities exchange are effected through brokers who charge a commission for their services. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Goldman Sachs.

     In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of a security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

     In placing orders for portfolio securities of a Fund, the Advisers are generally required to give primary consideration to obtaining the most favorable price and efficient execution under the circumstances. This means that an Adviser will seek to execute each transaction at a price and commission, if any, which provides the most favorable total cost or proceeds reasonably attainable in the circumstances. As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Fund may pay a broker which provides brokerage and research services to the Fund an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. Such practice is subject to a good faith determination that such commission is reasonable in light of the services provided and to such policies as the Trustees may adopt from time to time. While the Advisers generally seek reasonably competitive spreads or commissions, a Fund will not necessarily be paying the lowest spread or commission available. Within the framework of this policy, the Advisers will consider research and investment services provided by brokers or dealers who effect or are parties to portfolio transactions of a Fund, the Advisers and their affiliates, or their other clients. Such research and investment services are those which brokerage houses customarily provide to institutional investors and include research reports on particular industries and companies, economic surveys and analyses, recommendations as to specific securities and other products or services (e.g., quotation equipment and computer related costs and expenses), advice concerning the value of securities, the advisability of investing in, purchasing or selling securities, the availability of securities or the purchasers or sellers of securities, furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and performance of accounts, effecting securities transactions and performing functions incidental thereto (such as clearance and settlement) and providing lawful and appropriate assistance to the Advisers in the performance of their decision-making responsibilities. Such services are used by the Advisers in connection with all of their investment activities, and some of such services obtained in connection with the execution of transactions for a Fund may be used in managing other investment accounts. Conversely, brokers furnishing such services may be selected for the execution of transactions of such other accounts, whose aggregate assets are far larger than those of a Fund, and the services furnished by such brokers may be used by the Advisers in providing management services for the Trust.

     In circumstances where two or more broker-dealers offer comparable prices and execution capability, preference may be given to a broker-dealer which has sold shares of the Fund as well as shares of other investment companies or accounts managed by the Advisers. This policy does not imply a commitment to execute all portfolio transactions through all broker-dealers that sell shares of the Fund.

     On occasions when an Adviser deems the purchase or sale of a security to be in the best interest of a Fund as well as its other customers (including any other fund or other investment company or advisory account for which such Adviser acts as investment adviser or subadviser), the Adviser, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for such other customers in order to obtain the best net price and most favorable execution under the circumstances. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the applicable Adviser in the manner it considers to be equitable and consistent with its fiduciary obligations to such Fund and such other customers. In some instances, this procedure may adversely affect the price and size of the position obtainable for a Fund.

     Commission rates in the U.S. are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Trustees.

     Subject to the above considerations, the Advisers may use Goldman Sachs as a broker for a Fund. In order for Goldman Sachs to effect any portfolio transactions for each Fund, the commissions, fees or other remuneration received by Goldman Sachs must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. This standard would allow Goldman Sachs to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Trustees, including a majority of the Trustees who are not "interested" Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to Goldman Sachs are consistent with the foregoing standard. Brokerage transactions with Goldman Sachs are also subject to such fiduciary standards as may be imposed upon Goldman Sachs by applicable law.

For the past three fiscal years, each Fund in existence paid brokerage commissions as follows:


                                                                  Total                   Total                Brokerage
                                                                 Brokerage               Amount of            Commissions
                                                Total           Commissions             Transaction             Paid
                                              Brokerage           Paid to                 on which            to Brokers
                                             Commissions        Affiliated              Commissions           Providing
                                                Paid              Persons                   Paid               Research
                                             ===========       ==============        ===================      ===========
Fiscal Year Ended
January 31, 1998:

Balanced Fund                                 $  111,054         $ 13,185(12%)1      $2,731,475,157(1%)2           N/A
Growth and Income Fund                         1,550,312          190,001(12%)1       9,046,102,538(3%)2           N/A
CORE Large Cap Value Fund/3/                         N/A                    N/A                      N/A           N/A
CORE U.S. Equity Fund                            944,895                0 (0%)1       1,996,000,522(0%)2           N/A
CORE Large Cap Growth Fund                        54,360              288 (1%)1         200,813,608(0%)2           N/A
CORE Small Cap Equity Fund                        59,517                0 (0%)1         159,674,227(0%)2           N/A
CORE International Equity Fund                    43,120                0 (0%)1         142,395,942(0%)2           N/A
Capital Growth Fund                              514,890           37,947 (7%)1       2,748,868,081(5%)2           N/A
Mid Cap Equity Fund                              480,808           76,398(15%)1       2,584,258,044(2%)2           N/A
International Equity Fund                        506,607                0 (0%)1       3,898,716,988(0%)2           N/A
Small Cap Value Fund                             646,533           82,143(13%)1       5,686,763,232(1%)2           N/A
European Equity Fund/3/                              N/A                    N/A                      N/A           N/A
Japanese Equity Fund/3/                              N/A                    N/A                      N/A           N/A
International Small Cap Fund/3/                      N/A                    N/A                      N/A           N/A
Emerging Markets Equity Fund                      59,999            6,230(10%)1         236,915,108(1%)2           N/A
Asia Growth Fund                                 814,656            2,885 (0%)1       2,160,632,195(1%)2           N/A
Real Estate Securities Fund/3/                       N/A                    N/A                      N/A           N/A

___________________

1  Percentage of total commissions paid.
2 Percentage of total amount of transactions involving the payment of commissions effected through affiliated persons.
3  Not operational.

                                                                    Total                  Total                Brokerage
                                                                   Brokerage             Amount of             Commissions
                                                 Total            Commissions           Transaction               Paid
                                               Brokerage            Paid to              on which               to Brokers
                                              Commissions         Affiliated           Commissions               Providing
                                                 Paid               Persons                Paid                  Research
                                              ===========     ==================     ===================       ===========
Fiscal Year Ended
January 31, 1997:


Balanced Fund                                  $   62,072      $      5,112 (8%)/1/   $   1,057,742(15%)/2/     $        0
Growth and Income Fund                            779,396            77,587(10%)/1/       13,310,208(9%)/2/              0
CORE Large Cap Value Fund/3/                          N/A                      N/A                     N/A             N/A
CORE U.S. Equity Fund                             279,620                  0(0%)/1/        6,706,824(0%)/2/              0
CORE Large Cap Growth Fund/3/                         N/A                      N/A                     N/A             N/A
CORE Small Cap Equity Fund/3/                         N/A                      N/A                     N/A             N/A
CORE International Equity Fund/3/                     N/A                      N/A                     N/A             N/A
Capital Growth Fund                             1,460,140           304,052(21%)/1/       29,920,578(1%)/2/         42,039
Mid Cap Equity Fund                               364,294             22,134(6%)/1/        6,655,100(7%)/2/              0
International Equity Fund                       1,529,436                     0(0%)       48,059,958(0%)/2/              0
European Equity Fund/3/                               N/A                      N/A                     N/A             N/A
Small Cap Value Fund                              758,205             36,087(5%)/1/       16,439,842(1%)/2/              0
Japanese Equity Fund/3/                               N/A                      N/A                     N/A             N/A
International Small Cap Fund/3/                       N/A                      N/A                     N/A             N/A
Emerging Markets Equity Fund/3/                       N/A                      N/A                     N/A             N/A
Asia Growth Fund                                1,554,313             50,624(3%)/1/      102,609,295(4%)/2/              0
Real Estate Securities Fund/3/                        N/A                      N/A                     N/A             N/A

__________________

1  Percentage of total commissions paid.
2 Percentage of total amount of transactions involving the payment of commissions effected through affiliated persons.
3  Not operational.

                                                                Total                Total            Brokerage
                                                              Brokerage            Amount of         Commissions
                                                 Total       Commissions          Transaction           Paid
                                               Brokerage       Paid to              on which         to Brokers
                                              Commissions     Affiliated          Commissions         Providing
                                                 Paid          Persons                Paid            Research
                                              ===========     ==========          ============       ===========

Fiscal Year Ended
January 31, 1996:
Balanced Fund                                  $   56,860  $  7,391(13%)/1/  $   29,697,202(13%)/2/           $0
Growth and Income Fund                            841,605     71,218(8%)/1/      425,040,430(9%)/2/            0
CORE Large Cap Value Fund/3/                          N/A               N/A                     N/A          N/A
CORE U.S. Equity Fund                             121,424          0(0%)/1/      148,427,497(0%)/2/            0
CORE Large Cap Growth Fund/3/                         N/A               N/A                     N/A          N/A
CORE Small Cap Equity Fund/3/                         N/A               N/A                     N/A          N/A
CORE International Equity Fund/3/                     N/A               N/A                     N/A          N/A
Capital Growth Fund                             1,979,949   284,660(14%)/1/   1,034,755,196(11%)/2/            0
Mid Cap Equity Fund                               315,212    40,935(13%)/1/     142,547,552(11%)/2/            0
International Equity Fund                       1,260,992     13,629(1%)/1/      359,700,166(1%)/2/            0
Small Cap Value Fund                              690,234    72,980(11%)/1/      170,616,044(6%)/2/            0
European Equity Fund/3/                               N/A               N/A                     N/A          N/A
Japanese Equity Fund/3/                               N/A               N/A                     N/A          N/A
International Small Cap Fund/3/                       N/A               N/A                     N/A          N/A
Emerging Markets Equity Fund/3/                       N/A               N/A                     N/A          N/A
Asia Growth Fund                                1,676,525      3,778(0%)/1/      247,662,049(2%)/2/            0
Real Estate Securities Fund/3/                        N/A               N/A                     N/A          N/A

----------------------------

1    Percentage of total commissions paid.
2 Percentage of total amount of transactions involving the payment of commissions effected through affiliated persons.
3    Not operational.

During the fiscal year ended January 31, 1998, the Trust acquired and sold securities of its regular broker-dealers. As of January 31, 1998, the Trust held the following amounts of securities of its regular broker/dealers, as defined in Rule 10b-1 under the Act, or their parents ($ in thousands):

Fund                   Broker/Dealer         Amount
----                   -------------         ------
Balanced Fund          Bear Stearns          $ 7,534
                       Lehman Brothers         5,954
                       Nomura Securities       5,901
                       Salomon Smith Barney    2,511
                       Morgan Stanley            425

Growth and Income      Morgan Stanley         51,948
  Fund                 Bear Stearns           32,164
                       Lehman Brothers        25,420
                       Nomura Securities      25,195
                       Salomon Smith Barney   10,721

Capital Growth Fund    State Street           13,026
                       Bear Stearns            9,494
                       Lehman Brothers         7,504
                       Nomura Securities       7,437
                       Salomon Smith Barney    3,165

Small Cap Value        Bear Stearns           12,074
 Fund                  Lehman Brothers         9,543
                       Nomura Securities       9,458
                       Salomon Smith Barney    4,025

International          State Street           24,412
Equity Fund

Asia Growth Fund       State Street            4,920

Mid Cap Equity Fund    Bear Stearns           10,870
                       Lehman Brothers         8,591
                       Nomura Securities       8,515
                       Salomon Smith Barney    3,623

Emerging Markets       State Street            5,727
 Equity Fund

Fund                   Broker/Dealer         Amount
----                   -------------         ------
CORE U.S. Equity       Morgan Stanley        $ 6,707
 Fund                  Lehman Brothers         4,434
                       Merrill Lynch           2,878
                       Bear Stearns            1,823
                       Nomura Securities       1,428
                       Salomon Smith Barney      608

CORE Large Cap         Merrill Lynch           1,578
 Growth Fund           Morgan Stanley          1,080
                       Lehman Brothers           929
                       Bear Stearns              722
                       Nomura Securities         566
                       Lehman Brothers           358
                       Salomon Smith Barney      241

CORE International     State Street            2,391
Fund

CORE Small Cap Fund    Bear Stearns              275
                       Lehman Brothers           217
                       Nomura Securities         216
                       Salomon Smith Barney       92

                                NET ASSET VALUE

     Under the Act, the Trustees are responsible for determining in good faith the fair value of securities of each Fund. In accordance with procedures adopted by the Trustees, the net value per share of each class of each Fund is calculated by determining the value of the net assets attributed to each class of that Fund and dividing by the number of outstanding shares of that class. All securities are valued as of the close of regular trading on the New York Stock Exchange (normally, but not always, 4:00 p.m. New York time) on each Business Day (as defined in the Prospectus).

     In the event that the New York Stock Exchange or the national securities exchange on which stock options are traded adopt different trading hours on either a permanent or temporary basis, the Trustees will reconsider the time at which net asset value is computed. In addition, each Fund may compute its net asset value as of any time permitted pursuant to any exemption, order or statement of the SEC or its staff.

     Portfolio securities of the Fund for which accurate market quotations are available are valued as follows: (a) securities listed on any U.S. or foreign stock exchange or on the National Association of Securities Dealers Automated Quotations System ("NASDAQ") will be valued at the last sale price on the exchange or system in which they are principally traded, on the valuation date. If there is no sale on the valuation day, securities traded will be valued at the mean between the closing bid and asked prices, or if closing bid and asked prices are not available, at the exchange defined close price on the exchange or system in which such securities are principally traded. If the relevant exchange or system has not closed by the above-mentioned time for determining the Funds net asset value, the securities will be valued at the mean between the bid and asked prices at the time the net asset value is determined; (b) over-the-counter securities not quoted on NASDAQ will be valued at the last sale price on the valuation day or, if no sale occurs, at the mean between the last bid and asked price; (c) equity securities for which no prices are obtained under section (a) or (b) including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the portfolio manager/trader to be inaccurate, will be valued at their fair value in accordance with procedures approved by the Board of Trustees; (d) fixed-income securities with a remaining maturity of 60 days or more for which accurate market quotations are readily available will be valued according to dealer-supplied bid quotations or bid quotations from a recognized pricing service (e.g., Merrill Lynch, J.J. Kenny, Muller Data Corp., Bloomberg, EJV, Reuters or Standard & Poor's); (e) fixed-income securities for which accurate market quotations are not readily available are valued by the Advisers based on valuation models that take into account spread and daily yield changes on government securities in the appropriate market (i.e., matrix pricing); (f) debt securities with a remaining maturity of 60 days or less are valued by the Adviser at amortized cost, which the Trustees have determined to approximate fair value; and (g) all other instruments, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the portfolio manager/trader to be inaccurate, will be valued at fair value in accordance with the valuation procedures approved by the Board of Trustees.

     The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values at current exchange rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange will be determined in good faith by or under procedures established by the Board of Trustees.

     Generally, trading in securities on European and Far Eastern securities exchanges and on over-the-counter markets is substantially completed at various times prior to the close of business on each Business Day in New York (i.e., a day on which the New York Stock Exchange is open for trading). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all Business Days in New York. Furthermore, trading takes place in various foreign markets on days which are not Business Days in New York and days on which the Funds' net asset values are not calculated. Such calculation does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the New York Stock Exchange will not be reflected in a Fund's calculation of net asset values unless the Trust's Valuation Committee deem that the particular event would materially affect net asset value, in which case an adjustment may be made.

     The proceeds received by each Fund and each other series of the Trust from the issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Fund and constitute the underlying assets of that Fund or series. The underlying assets of each Fund will be segregated on the books of account, and will be charged with the liabilities in respect of such Fund and with a share of the general liabilities of the Trust. Expenses of the Trust with respect to the Funds and the other series of the Trust are generally allocated in proportion to the net asset values of the respective Funds or series except where allocations of direct expenses can otherwise be fairly made.

                            PERFORMANCE INFORMATION

     A Fund may from time to time quote or otherwise use total return, yield and/or distribution rate information in advertisements, shareholder reports or sales literature. Average annual total return and yield are computed pursuant to formulas specified by the SEC.

     Yield is computed by dividing net investment income earned during a recent thirty-day period by the product of the average daily number of shares outstanding and entitled to receive dividends during the period and the maximum public offering price per share on the last day of the relevant period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized. Net investment income per share is equal to the dividends and interest earned during the period, reduced by accrued expenses for the period. The calculation of net investment income for these purposes may differ from the net investment income determined for accounting purposes.

     The distribution rate for a specified period is calculated by annualizing distributions of net investment income for such period and dividing this amount by the net asset value per share or maximum public offering price on the last day of the period.

     Average annual total return for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price at the beginning of the period, and then calculating the annual compounded rate of return which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment. It also assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period.

     Year-by-year total return and cumulative total return for a specified period are each derived by calculating the percentage rate required to make a $1,000 investment (made at the maximum public offering price with all distributions reinvested) at the beginning of such period equal to the actual total value of such investment at the end of such period. The table set forth below indicates the total return (capital changes plus reinvestment of all distributions) on a hypothetical investment of $1,000 in a Fund for the periods indicated.

     Occasionally, statistics may be used to specify Fund volatility or risk. Measures of volatility or risk are generally used to compare a Fund's net asset value or performance relative to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market. A beta of more than 1.00 indicates volatility greater than the market, and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average, over a specified period of time. The premise is that greater volatility connotes greater risk undertaken in achieving performance.

     From time to time the Trust may publish an indication of a Fund's past performance as measured by independent sources such as (but not limited to) Lipper Analytical Services, Inc., Morningstar Mutual Funds, Weisenberger Investment Companies Service, Donoghue's Money Fund Report, Micropal, Barron's, Business Week, Consumer's Digest, Consumer's Report, Investors Business Daily, The New York Times, Kiplinger's Personal Finance Magazine, Changing Times, Financial World, Forbes, Fortune, Money, Personal Investor, Sylvia Porter's Personal Finance and The Wall Street Journal. The Trust may also advertise information which has been provided to the NASD for publication in regional and local newspapers. In addition, the Trust may from time to time advertise a Fund's performance relative to certain indices and benchmark investments, including: (a) the Lipper Analytical Services, Inc. Mutual Fund Performance Analysis, Fixed-income Analysis and Mutual Fund Indices (which measure total return and average current yield for the mutual fund industry and rank mutual fund performance); (b) the CDA Mutual Fund Report published by CDA Investment Technologies, Inc. (which analyzes price, risk and various measures of return for the mutual fund industry); (c) the Consumer Price Index published by the U.S. Bureau of Labor Statistics (which measures changes in the price of goods and services); (d) Stocks, Bonds, Bills and Inflation published by Ibbotson Associates (which provides historical performance figures for stocks, government securities and inflation); (e) the Salomon Brothers' World Bond Index (which measures the total return in U.S. dollar terms of government bonds, Eurobonds and foreign bonds of ten countries, with all such bonds having a minimum maturity of five years); (f) the Lehman Brothers Aggregate Bond Index or its component indices; (g) the Standard & Poor's Bond Indices (which measure yield and price of corporate, municipal and U.S. Government bonds); (h) the J.P. Morgan Global Government Bond Index; (i) other taxable investments including certificates of deposit (CDs), money market deposit accounts (MMDAs), checking accounts, savings accounts, money market mutual funds and repurchase agreements;
(j) Donoghues' Money Fund Report (which provides industry averages for 7-day annualized and compounded yields of taxable, tax-free and U.S. Government money funds); (k) the Hambrecht & Quist Growth Stock Index; (l) the NASDAQ OTC Composite Prime Return; (m) the Russell Midcap Index; (n) the Russell 2000 Index
- Total Return; (o) the Russell 1000 Value Index; (p) the Russell 1000 Growth Index-Total Return; (q) the Value-Line Composite-Price Return; (r) the Wilshire 4500 Index; (s) the FT-Actuaries Europe and Pacific Index; (t) historical investment data supplied by the research departments of Goldman Sachs, Lehman Brothers, First Boston Corporation, Morgan Stanley including the EAFE Indices, and the Morgan Stanley Capital International Combined Asia ex Japan Free Index, the Morgan Stanley Capital International Emerging Markets Free Index, Salomon Brothers, Merrill Lynch, Donaldson Lufkin and Jenrette or other providers of such data; (u) the FT-Actuaries Europe and Pacific Index; (v) CDA/Wiesenberger Investment Companies Services or Wiesenberger Investment Companies Service; (w) The Goldman Sachs Commodities Index; (x) information produced by Micropal, Inc.; and (y) The Toykyo Price Index. The composition of the investments in such indices and the characteristics of such benchmark investments are not identical to, and in some cases are very different from, those of the Fund's portfolio. These indices and averages are generally unmanaged and the items included in the calculations of such indices and averages may not be identical to the formulas used by a Fund to calculate its performance figures.

     Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:

     .         cost associated with aging parents;

     . funding a college education (including its actual and estimated cost);

     .         health care expenses (including actual and projected expenses);

     . long-term disabilities (including the availability of, and coverage provided by, disability insurance);

     . retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets);

     . asset allocation strategies and the benefits of diversifying among asset classes;

     .         the benefits of international and emerging market investments;

     .         the effects of inflation on investing and saving;

     . the benefits of establishing and maintaining a regular pattern of investing and the benefits of dollar-cost averaging; and

     . measures of portfolio risk, including but not limited to, alpha, beta and standard deviation.

The Trust may from time to time use comparisons, graphs or charts in advertisements to depict the following types of information:

     . the performance of various types of securities (common stocks, small company stocks, long-term government bonds, treasury bills and certificates of deposit) over time. However, the characteristics of these securities are not identical to, and may be very different from, those of a Fund's portfolio;

     . the dollar and non-dollar based returns of various market indices (i.e., Morgan Stanley Capital International EAFE Index, FT-Actuaries Europe & Pacific Index and the Standard & Poor's Index of 500 Common Stocks) over varying periods of time;

     . total stock market capitalizations of specific countries and regions on a global basis;

     . performance of securities markets of specific countries and regions; and

     . value of a dollar amount invested in a particular market or type of security over different periods of time.

     In addition, the Trust may from time to time include rankings of Goldman, Sachs & Co.'s research department by publications such as the Institutional Investor and the Wall Street Journal in advertisements.

     The CORE Large Cap Growth Fund was organized on May 1, 1997 and has no operating or performance history prior thereto. However, in accordance with interpretive positions expressed by the staff of the SEC, the Fund has adopted the adjusted performance record of a separate account managed by the Advisers for periods prior to the Funds' commencement of operations which converted into Class A Shares as of the commencement date. Any quotation of performance data of this Fund relating to this period will include the adjusted performance record of the applicable separate account. The performance record of the separate account quoted by the Fund have been adjusted downward based on the expenses applicable to Class A Shares (the class into which the separate account transferred) to reflect the expenses expected to be incurred by the Fund as stated in the expense table in the Prospectus. These expenses include any sales charges and asset-based charges (i.e., fees under Distribution and Service Plans) imposed and other operating expenses. Total return quotations will be calculated pursuant to SEC approved methodology. Prior to May 1, 1997, the separate account was a separate investment advisory account under discretionary management by the Adviser and had substantially similar investment objectives, policies and strategies as the Fund. Unlike the Fund, the separate account was not registered as an investment company under the Act and therefore was not subject to certain investment restrictions and operational requirements that are imposed on investment companies by the Act. If the separate account had been registered as an investment company under the Act, the separate account's performance may have been adversely affected by such restrictions and requirements. On May 1, 1997, the separate account transferred a portion of its assets to the Fund in exchange for Fund shares. The performance record of each other class has been linked to the performance of the separate account (based on Class A expenses) and the Class A performance for any periods prior to commencement of operations of a class of shares.

     The Service Shares of the Balanced, Capital Growth, Small Cap Value, Growth and Income, CORE U.S. Equity, CORE Large Cap Growth and International Equity Funds commenced operations on August 15, 1997, August 15, 1997, August 15, 1997, March 16, 1996, June 7, 1996, May 1, 1997 and March 6, 1996, respectively. The Service Shares of these Funds had no operating or performance history prior thereto. However, in accordance with interpretive positions expressed by the staff of the SEC, each of these Funds has adopted the performance records of its respective Class A Shares from that class' inception date (October 12, 1994, April 20, 1990, October 22, 1992,

February 5, 1993, May 24, 1991, May 1, 1997 and December 1, 1992 respectively) to the inception dates of Service Shares stated above. Quotations of performance data of these Funds relating to this period include the adjusted performance record of the applicable Class A Shares (excluding the impact of any applicable front-end sales charge). The performance records of the applicable Class A Shares reflect the expenses incurred by the Fund. These expenses include asset-based charges (i.e., fees under Distribution and Service Plans) imposed and other operating expenses. Total return quotations are calculated pursuant to SEC-approved methodology.

                                 INTRODUCTION
                          VALUE OF $1,000 INVESTMENT
                         (AVERAGE ANNUAL TOTAL RETURN)


                                                                                                            Assuming no voluntary
                                                                                                            waiver of fees and no
                                                                                                            expense reimbursements
                                                                                                           -----------------------

                                                                                  Assumes                   Assumes
                                                                                  Maximum                   maximum
                                                                                 Applicable    Assumes     Applicable      Assumes
                                                                                  Sales        no sales      sales        no sales
Fund                      Class            Time Period                           Charge**      Charge       Charge**       Charge
----                      -----            ------------                          --------      ------       ---------      ------
Balanced Fund             A                10/12/94-7/31/98 - Since inception       15.12%      16.84%       13.73%         15.44%
Balanced Fund             A                8/1/97-7/31/98 - One year                -3.42        2.18        -3.91           1.67
Balanced Fund             B                5/1/96-7/31/97 - Since inception         13.14       14.48        12.89          14.23
Balanced Fund             B                8/1/97-7/31/98 - One year                -3.63        1.44        -3.87           1.20
Balanced Fund             C                8/15/97-7/31/98 - Since inception*        1.39        2.41         1.15           2.17
Balanced Fund             Institutional    8/15/97-7/31/98 - Since inception*        N/A         3.39         N/A            3.05
Balanced Fund             Service          10/12/94-7/31/98 - Since inception        N/A        16.78         N/A           15.43
Balanced Funds            Service          8/1/97-7/31/98 - One Year                 N/A         1.97         N/A            1.62

Growth and Income         A                2/5/93-7/31/98 - Since inception         16.48       17.69        15.87          17.07
Growth and Income         A                8/1/97-7/31/98 - One year                -6.80       -1.36        -6.95          -1.52
Growth and Income         B                5/1/96-7/31/98 - Since inception         17.63       18.94        17.64          18.95
Growth and Income         B                8/1/97-7/31/98 - One year                -6.92       -2.02        -6.93          -2.03
Growth and Income         C                8/15/97-7/31/98 - Since inception*       -2.12       -1.13        -2.14          -1.15
Growth and Income         Institutional    6/3/96-7/31/98 - Since inception          N/A        20.05         N/A           20.03
Growth and Income         Institutional    8/1/97-7/31/98 - One year                 N/A        -0.93         N/A           -0.93
Growth and Income         Service          2/5/93-7/31/98 - Since inception          N/A        17.66         N/A           17.13
Growth and Income         Service          8/1/97-7/31/98 - One year                 N/A        -1.41         N/A           -1.41

CORE U.S. Equity          A                5/24/91-7/31/98 - Since inception        16.11       17.02        15.86          16.77
CORE U.S. Equity          A                8/1/93-7/31/98 - Five year               20.93       22.30        20.68          22.05
CORE U.S. Equity          A                8/1/97-7/31/98 - One year                 9.96       16.37         9.75          16.15
CORE U.S. Equity          B                5/1/96-7/31/98 - Since inception         24.49       25.64        24.44          25.59
CORE U.S. Equity          B                8/1/97-7/31/98 - One year                10.34%      15.81%       10.14%         15.61%
CORE U.S. Equity          C                8/15/97-7/31/98 - Since inception*       17.82       18.92        17.62          18.72
CORE U.S. Equity          Institutional    6/15/95-7/31/98 - Since inception         N/A        27.66         N/A           27.39
CORE U.S. Equity          Institutional    8/1/97-7/31/98 - One year                 N/A        17.08         N/A           16.88
CORE U.S. Equity          Service          5/24/91-7/31/98 - Since inception         N/A        17.07         N/A           16.80
CORE U.S. Equity          Service          8/1/93-7/31/98 - Five year                N/A        22.37         N/A           22.10
CORE U.S. Equity          Service          8/1/97-7/31/98 - One year                 N/A        16.49         N/A           16.29

CORE Large Cap Growth     A                11/11/91-7/31/98 - Since inception       20.96       22.01        20.70          21.75
CORE Large Cap Growth     A                8/1/93-7/31/98 - Five year               26.39       27.80        26.03          27.43

                                 INTRODUCTION
                          VALUE OF $1,000 INVESTMENT
                         (AVERAGE ANNUAL TOTAL RETURN)

                                                                                                              Assuming no voluntary
                                                                                                              waiver of fees and no
                                                                                                              expense reimbursements
                                                                                                              ----------------------


                                                                                    Assumes                   Assumes
                                                                                    Maximum                   maximum
                                                                                    Applicable    Assumes     Applicable    Assumes
                                                                                    Sales         no sales    sales         no sales
Fund                         Class            Time Period                           Charge**      Charge      Charge**      Charge
----                         -----            -----------                           --------      ------      --------      ------
CORE Large Cap Growth        A                8/1/97-7/31/98 - One year                  14.04       20.73       12.80      19.42
CORE Large Cap Growth        B                5/1/97-7/31/98 - Since inception*          30.14       33.22       28.95      32.03
CORE Large Cap Growth        C                8/15/97-7/31/98 - Since inception*         20.27       21.30       19.31      20.34
CORE Large Cap Growth        Institutional    11/11/91-7/31/98 - Since inception           N/A       22.05         N/A      21.84
CORE Large Cap Growth        Institutional    8/1/93-7/31/98 - Five year                   N/A       27.85         N/A      27.55
CORE Large Cap Growth        Institutional    8/1/97-7/31/98 - One year                    N/A       20.99         N/A      19.95
CORE Large Cap Growth        Service          11/11/91-7/31/98 - Since inception           N/A       21.95         N/A      21.75
CORE Large Cap Growth        Service          8/1/93-7/31/98 - Five year                   N/A       27.72         N/A      27.43
CORE Large Cap Growth        Service          8/1/97-7/31/98 One year                      N/A       20.46         N/A      19.45

CORE Small Cap Equity        A                8/15/97-7/31/98 - Since inception*          1.58        7.47       -0.11       5.69
CORE Small Cap Equity        B                8/15/97-7/31/98 - Since inception*          1.75        6.77        0.20       5.22
CORE Small Cap Equity        C                8/15/97-7/31/98 - Since inception*          5.87        6.87        4.33       5.33
CORE Small Cap Equity        Institutional    8/15/97-7/31/98 - Since inception*           N/A        7.77         N/A       6.21
CORE Small Cap Equity        Service          8/15/97-7/31/98 - Since inception*           N/A        7.47         N/A       5.81

CORE International Equity    A                8/15/97-7/31/98 - Since inception*         -4.21        1.34       -5.97      -0.51
CORE International Equity    B                8/15/97-7/31/98 - Since inception*         -4.10        0.90       -5.84      -0.84
CORE International Equity    C                8/15/97-7/31/98 - Since inception*          0.00        1.00       -1.74      -0.74
CORE International Equity    Institutional    8/15/97-7/31/98 - Since inception*           N/A        1.86         N/A       0.11
CORE International Equity    Service          8/15/97-7/31/98 - Since inception*           N/A        1.50         N/A      -0.35

Capital Growth               A                4/20/90-7/31/98 - Since inception          18.52       19.33       18.21      19.02
Capital Growth               A                8/1/93-7/31/98 - Five year                 20.20%      21.57%      19.95%     21.31%
Capital Growth               A                8/1/97-7/31/98 - One year                  17.27       24.09       16.99      23.80
Capital Growth               B                5/1/96-7/31/98 - Since inception           28.75       30.02       28.93      30.20
Capital Growth               B                8/1/97-7/31/98 - One year                  17.39       23.26       17.39      23.26
Capital Growth               C                8/15/97-7/31/98 - Since inception*         26.63       27.80       26.62      27.79
Capital Growth               Institutional    8/15/97-7/31/98 - Since inception*           N/A       29.04         N/A      29.01
Capital Growth               Service          4/20/90-7/31/98 - Since inception            N/A       19.31         N/A      19.03
Capital Growth               Service          8/1/93-7/31/98 - Five year                   N/A       21.54         N/A      21.32
Capital Growth               Service          8/1/97-7/31/98 - One year                    N/A       23.96         N/A      23.79

                                 INTRODUCTION
                          VALUE OF $1,000 INVESTMENT
                         (AVERAGE ANNUAL TOTAL RETURN)


                                                                                                           Assuming no voluntary
                                                                                                           waiver of fees and no
                                                                                                           expense reimbursements
                                                                                                           ----------------------

                                                                                 Assumes                  Assumes
                                                                                 Maximum                  maximum
                                                                                 Applicable    Assumes    Applicable     Assumes
                                                                                 Sales         no sales   sales          no sales
Fund                       Class           Time Period                           Charge**      Charge     Charge**       Charge
----                      -------         ------------                           --------      ------     --------       ------
Mid Cap Equity           A                8/15/97-7/31/98 - Since inception*         -5.73       -0.22      -5.83           -0.33
Mid Cap Equity           B                8/15/97-7/31/98 - Since inception*         -5.62       -0.66      -5.72           -0.76
Mid Cap Equity           C                8/15/97-7/31/98 - Since inception*         -1.60       -0.60      -1.71           -0.71
Mid Cap Equity           Institutional    8/1/95-7/31/98 - Since inception             N/A       19.34        N/A           19.23
Mid Cap Equity           Institutional    8/1/97-7/31/98 - One year                    N/A        0.16        N/A            0.03
Mid Cap Equity           Service          7/18/97-7/31/98 - Since inception*           N/A        2.52        N/A            2.38
Mid Cap Equity           Service          8/1/97-7/31/98 - One year                    N/A       -0.25        N/A           -0.39

International Equity     A                12/1/92-7/31/98 - Since inception          11.88       13.00      11.69           12.81
International Equity     A                8/1/93-7/31/98 - Five year                 11.52       12.79      11.37           12.63
International Equity     A                8/1/97-7/31/98 - One year                   0.58        6.44       0.44            6.30
International Equity     B                5/1/96-7/31/98 - Since inception           11.55       12.80      11.61           12.86
International Equity     B                8/1/97-7/31/98 - One year                   0.59        5.88       0.48            5.77
International Equity     C                8/15/97-7/31/98 - Since inception*          7.52        8.60       7.40            8.48
International Equity     Institutional    2/7/96-7/31/98 - Since inception             N/A       16.49        N/A           16.39
International Equity     Institutional    8/1/97-7/31/98 - One year                    N/A        7.11        N/A            6.99
International Equity     Service          12/1/92-7/31/98 - Since inception            N/A       13.06        N/A           12.88
International Equity     Service          8/1/93-7/31/98 - Five year                   N/A       12.86        N/A           12.72
International Equity     Service          8/1/97-7/31/98 - One year                    N/A        6.59        N/A            6.49

Small Cap Value          A                10/22/92-7/31/98 - Since inception         13.16       14.27      12.89           14.00
Small Cap Value          A                8/1/93-7/31/98 - Five year                  8.89       10.13       8.68            9.91
Small Cap Value          A                8/1/97-7/31/98 - One year                   0.55        6.40       0.31            6.14
Small Cap Value          B                5/1/96-7/31/98 - Since inception           11.20%      12.54%     11.22%          12.56%
Small Cap Value          B                8/1/97-7/31/98 - One year                   0.31        5.59       0.31            5.59
Small Cap Value          C                8/15/97-7/31/98 - Since inception*          3.26        4.30       3.26            4.30
Small Cap Value          Institutional    8/15/97-7/31/98 - Since inception*           N/A        5.42        N/A            5.41
Small Cap Value          Service          10/22/92-7/31/98 - Since inception           N/A       14.27        N/A           14.06
Small Cap Value          Service          8/1/93-7/31/98 - Five year                   N/A       10.13        N/A            9.98
Small Cap Value          Service          8/1/97-7/31/98 - One year                    N/A        6.40        N/A            6.38

Japanese Equity Fund     A                5/1/98-7/31/98 - Since inception           -4.63        0.90      -5.37            0.13
Japanese Equity Fund     B                5/1/98-7/31/98 - Since inception           -4.20        0.80      -4.96            0.04

                                 INTRODUCTION
                          VALUE OF $1,000 INVESTMENT
                         (AVERAGE ANNUAL TOTAL RETURN)


                                                                                                            Assuming no voluntary
                                                                                                            waiver of fees and no
                                                                                                            expense reimbursements
                                                                                                            ----------------------
                                                                                     Assumes                Assumes
                                                                                     Maximum                maximum
                                                                                     Applicable   Assumes   Applicable   Assumes
                                                                                     Sales        no sales  Sales        no sales
Fund                            Class           Time Period                          Charge/**/   Charge    Charge/**/   Charge
----                            -----           -----------                          ----------   --------  ----------   --------
Japanese Equity Fund            C               5/1/98-7/31/98 - Since inception       -0.20        0.80       -0.96       0.04
Japanese Equity Fund            Institutional   5/1/98-7/31/98 - Since inception         N/A        1.00         N/A       0.23
Japanese Equity Fund            Service         5/1/98-7/31/98 - Since inception         N/A        0.90         N/A       0.10

International Small Cap Fund    A               5/1/98-7/31/98 - Since inception        0.38        6.20       -0.54       5.25
International Small Cap Fund    B               5/1/98-7/31/98 - Since inception        1.20        6.20        0.24       5.24
International Small Cap Fund    C               5/1/98-7/31/98 - Since inception        5.20        6.20        4.25       5.25
International Small Cap Fund    Institutional   5/1/98-7/31/98 - Since inception         N/A        6.30         N/A       5.34
International Small Cap Fund    Service         5/1/98-7/31/98 - Since inception         N/A        6.20         N/A       5.24

Asia Growth                     A               7/8/94-7/31/98 - Since inception      -16.49      -15.32      -16.69     -15.53
Asia Growth                     A               8/1/97-7/31/98 - One year             -59.91      -57.58      -60.06     -57.74
Asia Growth                     B               5/1/96-7/31/98 - Since inception      -34.26      -33.36      -34.29     -33.39
Asia Growth                     B               8/1/97-7/31/98 - One year             -59.87      -57.76      -60.01     -57.90
Asia Growth                     C               8/15/97-7/31/98 - Since inception*    -56.47      -56.03      -56.61     -56.17
Asia Growth                     Institutional   2/2/96-7/31/98 - Since inception         N/A      -28.74         N/A     -28.88
Asia Growth                     Institutional   8/1/97-7/31/98 - One year                N/A      -57.28         N/A     -57.42

Emerging Markets Equity         A               12/15/97-7/31/98 - Since inception*   -16.92      -12.10      -17.63     -12.81
Emerging Markets Equity         B               12/15/97-7/31/98 - Since inception*   -16.59      -12.20      -17.29     -12.90
Emerging Markets Equity         C               12/15/97-7/31/98 - Since inception*   -12.98      -12.10      -13.69     -12.81
Emerging Markets Equity         Institutional   12/15/97-7/31/98 - Since inception*      N/A      -11.60         N/A     -12.29
Emerging Markets Equity         Service         12/15/97-7/31/98 - Since inception*      N/A      -13.80         N/A     -13.87

__________________________
All returns are average annual total returns.

* Represents an aggregate total return (not annualized) since this class has not completed a full twelve months of operations.

** Total return reflects a maximum initial sales charge of 5.5% for Class A Shares, the assumed deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase).

     From time to time, advertisements or information may include a discussion of certain attributes or benefits to be derived by an investment in the Fund. Such advertisements or information may include symbols, headlines or other material which highlight or summarize the information discussed in more detail in the communication.

     The Trust may from time to time summarize the substance of discussions contained in shareholder reports in advertisements and publish the adviser's views as to markets, the rationale for a Fund's investments and discussions of a Fund's current asset allocation.

     In addition, from time to time, advertisements or information may include a discussion of asset allocation models developed by GSAM and/or its affiliates, certain attributes or benefits to be derived from asset allocation strategies and the Goldman Sachs mutual funds that may be offered as investment options for the strategic asset allocations. Such advertisements and information may also include GSAM's current economic outlook and domestic and international market views to suggest periodic tactical modifications to current asset allocation strategies. Such advertisements and information may include other materials which highlight or summarize the services provided in support of an asset allocation program.

     A Fund's performance data will be based on historical results and will not be intended to indicate future performance. A Fund's total return and yield will vary based on market conditions, portfolio expenses, portfolio investments and other factors. The value of a Fund's shares will fluctuate and an investor's shares may be worth more or less than their original cost upon redemption. The Trust may also, at its discretion, from time to time make a list of a Fund's holdings available to investors upon request.

     Total return will be calculated separately for each class of shares in existence. Because each class of shares may be subject to different expenses, total return with respect to each class of shares of a Fund will differ.

                              SHARES OF THE TRUST

     The Funds, except the CORE International Equity, CORE Small Cap Equity, CORE Large Cap Value, CORE Large Cap Growth, European Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Real Estate Securities Funds were reorganized from series of a Maryland corporation as part of Goldman Sachs Trust, a Delaware business trust, by a Declaration of Trust dated January 28, 1997, on April 30, 1997.

     The Act requires that where more than one class or series of shares exists, each class or series must be preferred over all other classes or series in respect of assets specifically allocated to such class or series. The Trustees also have authority to classify and reclassify any series of shares into one or more classes of shares. As of the date of this Additional Statement, the Trustees have classified the shares of the Funds into five classes:
Institutional Shares, Service Shares, Class A Shares, Class B Shares and Class C Shares.

     Each Institutional Share, Service Share, Class A Share, Class B Share and Class C Share of a Fund represents a proportionate interest in the assets belonging to the applicable class of the Fund. All expenses of a Fund are borne at the same rate by each class of shares, except that fees under Service Plans are borne exclusively by Service Shares, fees under Distribution and Service Plans are borne exclusively by Class A, Class B or Class C Shares and transfer agency fees may be borne at different rates by different share classes. The Trustees may determine in the future that it is appropriate to allocate other expenses differently between classes of shares and may do so to the extent consistent with the rules of the SEC and positions of the Internal Revenue Service. Each class of shares may have different minimum investment requirements and be entitled to different shareholder services. With limited exceptions, shares of a class may only be exchanged for shares of the same or an equivalent class of another fund. See "Exchange Privilege" in the Prospectus.

     Institutional Shares may be purchased at net asset value without a sales charge for accounts in the name of an investor or institution that is not compensated by a Fund under a Plan for services provided to the institution's customers.

     Service Shares may be purchased at net asset value without a sales charge for accounts held in the name of an institution that, directly or indirectly, provides certain account administration and shareholder liaison services to its customers, including maintenance of account records and processing orders to purchase, redeem and exchange Service Shares. Service Shares bear the cost of account administration fees at the annual rate of up to 0.50% of the average daily net assets of the Fund attributable to Service Shares.

     Class A Shares are sold, with an initial sales charge of up to 5.5%, through brokers and dealers who are members of the National Association of Securities Dealers, Inc. and certain other financial service firms that have sales agreements with Goldman Sachs. Class A Shares bear the cost of distribution and service fees at the aggregate rate of up to 0.25% of the average daily net assets of such Class A Shares (.50% with respect to the CORE International Equity, International Equity, European Equity, Japanese Equity, International Small Cap, Emerging Markets, Asia Growth, Global Income and Real Estate Securities Funds). With respect to Class A Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and Services Plan for personal and account maintenance services and expenses so long as such total compensation under the Plan does not exceed the maximum cap on "service fees" imposed by the NASD.

     Class B Shares of the Funds are sold subject to a contingent deferred sales charge of up to 5.0% through brokers and dealers who are members of the National Association of Securities Dealers Inc. and certain other financial services firms that have sales arrangements with Goldman Sachs. Class B Shares bear the cost of distribution (Rule 12b-1) fees at the aggregate rate of up to 0.75% of the average daily net assets attributable to Class B Shares. Class B Shares also bear the cost of service fees at an annual rate of up to 0.25% of the average daily net assets attributable to Class B Shares.

     Class C Shares of the Funds are sold subject to a contingent deferred sales charge of up to 1.0% through brokers and dealers who are members of the National Association of Securities Dealers Inc. and certain other financial services firms that have sales arrangements with Goldman Sachs. Class C Shares bear the cost of distribution (Rule 12b-1) fees at the aggregate rate of up to 0.75% of the average daily net assets attributable to Class C Shares. Class C Shares also bear the cost of service fees at an annual rate of up to 0.25% of the average daily net assets attributable to Class C Shares.

     It is possible that an institution or its affiliate may offer different classes of shares (i.e., Institutional, Service, Class A Shares, Class B Shares and Class C Shares) to its customers and thus receive different compensation with respect to different classes of shares of each Fund. Dividends paid by each Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time on the same day and will be the same amount, except for differences caused by the differences in expenses discussed above. Similarly, the net asset value per share may differ depending upon the class of shares purchased.

     Certain aspects of the shares may be altered after advance notice to shareholders if it is deemed necessary in order to satisfy certain tax regulatory requirements.

     When issued, shares are fully paid and non-assessable. In the event of liquidation, shareholders are entitled to share pro rata in the net assets of the applicable class of the relevant Fund available for distribution to such shareholders. All shares are freely transferable and have no preemptive, subscription or conversion rights.

     As of December 8, 1998, State Street Bank & Trust Company as Trustee (GS Profit Sharing Master Trust), P.O. Box 1992, Boston, MA 02105, was recordholder of 13% of CORE U.S. Equity Fund's Institutional shares outstanding; Goldman Sachs CORE Large Cap Fund, Omnibus A/C - Growth Strategy, 4900 Sears Tower, Chicago, IL 60606, was recordholder of 11%, Goldman Sachs CORE Large Cap Growth Fund, Omnibus A/C - Growth Fund, 4900 Sears Tower, Chicago, IL 60606, was recordholder of 12%, and Fleet National Bank as custodian for The Hotchkiss School, Goldman Sachs, Attn: 0006295110, P.O. Box 92800, Rochester, NY 14692, was recordholder of 7% of CORE Large Cap Growth Fund's Institutional shares outstanding; State Street Bank & Trust Company as Trustee (GS Profit Sharing Master Trust), P.O. Box 1992, Boston, MA 02105, was recordholder of 52% of Mid Cap Equity Fund's Institutional shares outstanding; Resources Trust Co., FBO Various Accounts, 8051 E. Maplewood Ave., Englewood, CO 80111, was recordholder of 17% of CORE International Equity Fund's Class A shares outstanding; Goldman Sachs International Equity Fund, Omnibus A/C Income Strategy, 4900 Sears Tower, Chicago, IL 60606, was recordholder of 6%, Goldman Sachs International Equity Fund, Omnibus A/C Growth & Income Strategy, 4900 Sears Tower, Chicago, IL 60606, was recordholder of 28%, Goldman Sachs International Equity Fund, Omnibus A/C Growth Strategy, 4900 Sears Tower, Chicago, IL 60606, was recordholder of 23% and Goldman Sachs International Equity Fund, Omnibus A/C Aggressive Growth Strategy, 4900 Sears Tower, Chicago, IL 60606, was recordholder of 9% of CORE International Equity Fund's Institutional shares outstanding; Merrill Lynch Pierce Fenner & Smith, for the sole benefit of its customers, Attn: Service Team Seq, Goldman Sachs Funds, 4800 Deer Lake Rd East 3rd floor, Jacksonville, FL 32246, was recordholder of 5% of International Equity Fund's Class A shares outstanding; Goldman Sachs & Co., c/o Mutual Fund Operations, FBO Acct #010100683, 85 Broad St., New York, NY 10004 was recordholder of 8% of European Equity Fund's Class A shares outstanding; Goldman Sachs Seed Account, Attn:
Darin Pritchett, 4900 Sears Tower, Chicago, IL 60606 was recordholder of 20% of European Equity Fund's Institutional shares outstanding; Southbridge Securities, 150 Water St South, Cambridge, ON N1R 3E2, was recordholder of 5% of Japanese Equity Fund's Class A shares outstanding; Goldman Sachs Seed Account, Attn: Darin Pritchett, 4900 Sears Tower, Chicago, IL 60606 was recordholder of 56% of Japanese Equity Fund's Institutional shares outstanding; Goldman Sachs International Small Cap Fund, Omnibus A/C Growth & Income Strategy, 4900 Sears Tower, Chicago, IL 60606, was recordholder of 22%, Goldman Sachs International Small Cap Fund, Omnibus A/C - Growth Strategy, 4900 Sears Tower, Chicago, IL 60606, was recordholder of 19%, Goldman Sachs International Small Cap Fund, Omnibus A/C Aggressive Growth Strategy, 4900 Sears Tower, Chicago, IL 60606, was recordholder of 11%, Goldman Sachs Seed Account, Attn: Darin Pritchett, 4900 Sears Tower, Chicago, IL 60606, was recordholder of 29%, and Goldman Sachs & Co., c/o Mutual Fund Operations, FBO Acct #029049525, 85 Broad St., New York, NY 10004 was recordholder of 9% of International Small Cap Fund's Institutional shares outstanding; Resources Trust Co., FBO Various Accounts, 8051 E. Maplewood Ave., Englewood, CO 80111, was recordholder of 9% of Emerging Market Equity Fund's Class A shares; Goldman Sachs Emerging Markets, Omnibus A/C Growth and Income Strategy, 4900 Sears Tower, Chicago, IL 60606, was recordholder of 13%, Goldman Sachs Emerging Markets, Omnibus A/C Growth Strategy, 4900 Sears Tower, Chicago, IL 60606, was recordholder of 13%, Goldman Sachs Emerging Markets, Omnibus A/C Aggressive Growth Strategy, 4900 Sears Tower, Chicago, IL 60606, was recordholder of 6%, Board of Regents of the University of Texas System, Attn: Security Operations, PO Box 2033, Austin, TX 78768, was recordholder of 9%, and Pennsylvania Public School Employees Retirement System, Attn: Brian Carl, PO Box 125, Harrisburg, PA 17108, was recordholder of 10% of Emerging Market Fund's Institutional shares outstanding; and State Street Bank and Trust Company, FBO Goldman Sachs Employee Pension Plan, 200 Newport Ave, North Quincy, MA 02170, was recordholder of 7% of Asia Growth Fund's Class A shares outstanding.

     Rule 18f-2 under the Act provides that any matter required to be submitted by the provisions of the Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class or series affected by such matter. Rule 18f-2 further provides that a class or series shall be deemed to be affected by a matter unless the interests of each class or series in the matter are substantially identical or the matter does not affect any interest of such class or series. However, Rule 18f-2 exempts the selection of independent public accountants, the approval of principal distribution contracts and the election of directors from the separate voting requirements of Rule 18f-2.

     The Trust is not required to hold annual meetings of shareholders and does not intend to hold such meetings. In the event that a meeting of shareholders is held, each share of the Trust will be entitled, as determined by the Trustees, either to one vote for each share or to one vote for each dollar of net asset value represented by such shares on all matters presented to shareholders including the elections of Trustees (this method of voting being referred to as "dollar based voting"). However, to the extent required by the Act or otherwise determined by the Trustees, series and classes of the Trust will vote separately from each other. Shareholders of the Trust do not have cumulative voting rights in the election of Trustees. Meetings of shareholders of the Trust, or any series or class thereof, may be called by the Trustees, certain officers or upon the written request of holders of 10% or more of the shares entitled to vote at such meetings. The shareholders of the Trust will have voting rights only with respect to the limited number of matters specified in the Declaration of Trust and such other matters as the Trustees may determine or may be required by law.

     The Declaration of Trust provides for indemnification of Trustees, officers, employees and agents of the Trust unless the recipient is adjudicated
(i) to be liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office or (ii) not to have acted in good faith in the reasonable belief that such person's actions were in the best interest of the Trust. The Declaration of Trust provides that, if any shareholder or former shareholder of any series is held personally liable solely by reason of being or having been a shareholder and not because of the shareholder's acts or omissions or for some other reason, the shareholder or former shareholder (or heirs, executors, administrators, legal representatives or general successors) shall be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, acting on behalf of any affected series, must, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the series and satisfy any judgment thereon from the assets of the series.

     The Declaration of Trust permits the termination of the Trust or of any series or class of the Trust (i) by a majority of the affected shareholders at a meeting of shareholders of the Trust, series or class; or (ii) by a majority of the Trustees without shareholder approval if the Trustees determine that such action is in the best interest of the Trust, series or its respective shareholders. The factors and events that the Trustees may take into account in making such determination include (i) the inability of the Trust or any successor series or class to maintain its assets at an appropriate size; (ii) changes in laws or regulations governing the Trust, series or class or affecting assets of the type in which it invests; or (iii) economic developments or trends having a significant adverse impact on their business or operations.

     The Declaration of Trust authorizes the Trustees without shareholder approval to cause the Trust, or any series thereof, to merge or consolidate with any corporation, association, trust or their organization or sell or exchange all or substantially all of the property belonging to the Trust or any series thereof. In addition, the Trustees, without shareholder approval, may adopt a master-feeder structure by investing all or a portion of the assets of a series of the Trust in the securities of another open-end investment company.

     The Declaration of Trust permits the Trustees to amend the Declaration of Trust without a shareholder vote. However, shareholders of the Trust have the right to vote on any amendment (i) that would adversely affect the voting rights of shareholder; (ii) that is required by law to be approved by shareholders;
(iii) that would amend the provisions of the Declaration of Trust regarding amendments and supplements thereto; or (iv) that the Trustees determine to submit to shareholders.

     The Trustees may appoint separate Trustees with respect to one or more series or classes of the Trust's shares (the "Series Trustees"). Series Trustees may, but are not required to, serve as Trustees of the Trust or any other series or class of the Trust. The Series Trustees have, to the exclusion of any other Trustees of the Delaware Trust, all the powers and authorities of Trustees under the Trust Instrument with respect to any other series or class.

SHAREHOLDER AND TRUSTEE LIABILITY
---------------------------------

     Under Delaware Law, the shareholders of the Funds are not generally subject to liability for the debts or obligations of the Trust. Similarly, Delaware law provides that a series of the Trust will not be liable for the debts or obligations of any other series of the Trust. However, no similar statutory or other authority limiting business trust shareholder liability exists in other states. As a result, to the extent that a Delaware business trust or a shareholder is subject to the jurisdiction of courts of such other states, the courts may not apply Delaware law and may thereby subject the Delaware business trust shareholders to liability. To guard against this risk, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of a Fund. Notice of such disclaimer will normally be given in each agreement, obligation or instrument entered into or executed by a series or the Trustees. The Declaration of Trust provides for indemnification by the relevant Fund for all loss suffered by a shareholder as a result of an obligation of the series. The Declaration of Trust also provides that a series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. In view of the above, the risk of personal liability of shareholders of a Delaware business trust is remote.

     In addition to the requirements under Delaware law, the Declaration of Trust provides that shareholders of a series may bring a derivative action on behalf of the series only if the following conditions are met: (a) shareholders eligible to bring such derivative action under Delaware law who hold at least 10% of the outstanding shares of the series, or 10% of the outstanding shares of the class to which such action relates, shall join in the request for the Trustees to commence such action; and (b) the Trustees must be afforded a reasonable amount of time to consider such shareholder request and to investigate the basis and to employ other advisers in considering the merits of the request and shall require an undertaking by the shareholders making such request to reimburse the series for the expense of any such advisers in the event that the Trustees determine not to bring such action.

     The Declaration of Trust further provides that the Trustees will not be liable for error of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

                                   TAXATION

     The following is a summary of the principal U.S. federal income, and certain state and local, tax considerations regarding the purchase, ownership and disposition of shares in each Fund of the Trust. This summary does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions. Each prospective shareholder is urged to consult his own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in each Fund. The summary is based on the laws in effect on the date of this Additional Statement, which are subject to change.

GENERAL
=======

     Each Fund is a separate taxable entity. CORE Large Cap Value, Real Estate Securities, European Equity, Japanese Equity and International Small Cap Funds each intend to elect and each other Fund has elected to be treated and intends to qualify for each taxable year as a regulated investment company under Subchapter M of the Code.

     Qualification as a regulated investment company under the Code requires, among other things, that (a) a Fund derive at least 90% of its gross income for its taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks or securities or foreign currencies, or other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% gross income test"); and (b) such Fund diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of such Fund's total (gross) assets is comprised of cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of such Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total (gross) assets is invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or two or more issuers controlled by the Fund and engaged in the same, similar or related trades or businesses. For purposes of the 90% gross income test, income that a Fund earns from equity interests in certain entities that are not treated as corporations (e.g., partnerships or trusts) for U.S. tax purposes will generally have the same character for such Fund as in the hands of such an entity; consequently, a Fund may be required to limit its equity investments in such entities that earn fee income, rental income, or other nonqualifying income. In addition, future Treasury regulations could provide that qualifying income under the 90% gross income test will not include gains from foreign currency transactions that are not directly related to a Fund's principal business of investing in stock or securities or options and futures with respect to stock or securities. Using foreign currency positions or entering into foreign currency options, futures and forward or swap contracts for purposes other than hedging currency risk with respect to securities in a Fund's portfolio or anticipated to be acquired may not qualify as "directly-related" under these tests.

     If a Fund complies with such provisions, then in any taxable year in which such Fund distributes, in compliance with the Code's timing and other requirements, at least 90% of its "investment company taxable income" (which includes dividends, taxable interest, taxable accrued original issue discount and market discount income, income from securities lending, any net short-term capital gain in excess of net long-term capital loss, certain net realized foreign exchange gains and any other taxable income other than "net capital gain," as defined below, and is reduced by deductible expenses), and at least 90% of the excess of its gross tax-exempt interest income (if any) over certain disallowed deductions, such Fund (but not its shareholders) will be relieved of federal income tax on any income of the Fund, including long-term capital gains, distributed to shareholders. However, if a Fund retains any investment company taxable income or "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), it will be subject to a tax at regular corporate rates on the amount retained. If the Fund retains any net capital gain, the Fund may designate the retained amount as undistributed capital gains in a notice to its shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal under current law to 65% of the amount of undistributed net capital gain included in the shareholder's gross income. Each Fund intends to distribute for each taxable year to its shareholders all or substantially all of its investment company taxable income, net capital gain and any net tax-exempt interest. Exchange control or other foreign laws, regulations or practices may restrict repatriation of investment income, capital or the proceeds of securities sales by foreign investors such as the CORE International Equity, International Equity, European Equity, Japanese Equity, International Small Cap, Emerging Markets Equity or Asia Growth Funds and may therefore make it more difficult for such a Fund to satisfy the distribution requirements described above, as well as the excise tax distribution requirements described below. However, each Fund generally expects to be able to obtain sufficient cash to satisfy such requirements from new investors, the sale of securities or other sources. If for any taxable year a Fund does not qualify as a regulated investment company, it will be taxed on all of its investment company taxable income and net capital gain at corporate rates, and its distributions to shareholders will be taxable as ordinary dividends to the extent of its current and accumulated earnings and profits.

     In order to avoid a 4% federal excise tax, each Fund must distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its taxable ordinary income for such year, at least 98% of the excess of its capital gains over its capital losses (generally computed on the basis of the one-year period ending on October 31 of such year), and all taxable ordinary income and the excess of capital gains over capital losses for the previous year that were not distributed for such year and on which the Fund paid no federal income tax. For federal income tax purposes, dividends declared by a Fund in October, November or December to shareholders of record on a specified date in such a month and paid during January of the following year are taxable to such shareholders as if received on December 31 of the year declared. The Funds anticipate that they will generally make timely distributions of income and capital gains in compliance with these requirements so that they will generally not be required to pay the excise tax. For federal income tax purposes, each Fund is permitted to carry forward a net capital loss in any year to offset its own capital gains, if any, during the eight years following the year of the loss. Asia Growth Fund had approximately $184,000, $5,487,000 and $10,408,000 and $14,137,000 at October 31, 1997 of capital loss carry forwards expiring in 2002, 2003, 2004 and 2005, respectively, for federal tax purposes. These amounts are available to be carried forward to offset future capital gains to the extent permitted by the Code and applicable tax regulations.

     Gains and losses on the sale, lapse, or other termination of options and futures contracts, options thereon and certain forward contracts (except certain foreign currency options, forward contracts and futures contracts) will generally be treated as capital gains and losses. Certain of the futures contracts, forward contracts and options held by a Fund will be required to be "marked-to-market" for federal income tax purposes, that is, treated as having been sold at their fair market value on the last day of the Fund's taxable year. These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Any gain or loss recognized on actual or deemed sales of these futures contracts, forward contracts, or options will (except for certain foreign currency options, forward contracts, and futures contracts) be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. As a result of certain hedging transactions entered into by a Fund, the Fund may be required to defer the recognition of losses on futures contracts, forward contracts, and options or underlying securities or foreign currencies to the extent of any unrecognized gains on related positions held by such Fund and the characterization of gains or losses as long-term or short-term may be changed. The tax provisions described above applicable to options, futures and forward contracts may affect the amount, timing and character of a Fund's distributions to shareholders. Application of certain requirements for qualification as a regulated investment company and/or these tax rules to certain investment practices, such as dollar rolls, or certain derivatives such as interest rate swaps, floors, caps and collars and currency, mortgage or index swaps may be unclear in some respects, and a Fund may therefore be required to limit its participation in such transactions. Certain tax elections may be available to a Fund to mitigate some of the unfavorable consequences described in this paragraph.

     Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions and instruments that may affect the amount, timing and character of income, gain or loss recognized by a Fund. Under these rules, foreign exchange gain or loss realized with respect to foreign currencies and certain futures and options thereon, foreign currency-denominated debt instruments, foreign currency forward contracts, and foreign currency-denominated payables and receivables will generally be treated as ordinary income or loss, although in some cases elections may be available that would alter this treatment. If a net foreign exchange loss treated as ordinary loss under Section 988 of the Code were to exceed a Fund's investment company taxable income (computed without regard to such loss) for a taxable year, the resulting loss would not be deductible by the Fund or its shareholders in future years. Net loss, if any, from certain foregoing currency transactions or instruments could exceed net investment income otherwise calculated for accounting purposes with the result being either no dividends being paid or a portion of a Fund's dividends being treated as a return of capital for tax purposes, nontaxable to the extent of a shareholder's tax basis in his shares and, once such basis is exhausted, generally giving rise to capital gains.

     A Fund's investment in zero coupon securities, deferred interest securities, certain structured securities or other securities bearing original issue discount or, if a Fund elects to include market discount in income currently, market discount, as well as any "mark to market" gain from certain options, futures or forward contracts, as described above, will generally cause it to realize income or gain prior to the receipt of cash payments with respect to these securities or contracts. In order to obtain cash to enable it to distribute this income or gain, maintain its qualification as a regulated investment company and avoid federal income or excise taxes, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold.

     Each Fund (other than CORE Large Cap Value, CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) anticipates that it will be subject to foreign taxes on its income (possibly including, in some cases, capital gains) from foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. If, as may occur for CORE International Equity, International Equity, European Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds, more than 50% of a Fund's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Fund may file an election with the Internal Revenue Service pursuant to which shareholders of the Fund would be required to (i) include in ordinary gross income (in addition to taxable dividends actually received) their pro rata shares of foreign income taxes paid by the Fund that are treated as income taxes under U.S. tax regulations (which excludes, for example, stamp taxes, securities transaction taxes, and similar taxes) even though not actually received by such shareholders, and (ii) treat such respective pro rata portions as foreign income taxes paid by them.

     If the CORE International Equity, International Equity, European Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds make this election, its respective shareholders may then deduct such pro rata portions of qualified foreign taxes in computing their taxable incomes, or, alternatively, use them as foreign tax credits, subject to applicable limitations, against their U.S. federal income taxes. Shareholders who do not itemize deductions for federal income tax purposes will not, however, be able to deduct their pro rata portion of foreign taxes paid by a Fund, although such shareholders will be required to include their shares of such taxes in gross income if the election is made.

     If a shareholder chooses to take credit for the foreign taxes deemed paid by such shareholder as a result of any such election by CORE International Equity, International Equity, European Equity, Japanese Equity, International Small Cap, Emerging Markets Equity or Asia Growth Funds, the amount of the credit that may be claimed in any year may not exceed the same proportion of the U.S. tax against which such credit is taken which the shareholder's taxable income from foreign sources (but not in excess of the shareholder's entire taxable income) bears to his entire taxable income. For this purpose, distributions from long-term and short-term capital gains or foreign currency gains by a Fund will generally not be treated as income from foreign sources. This foreign tax credit limitation may also be applied separately to certain specific categories of foreign-source income and the related foreign taxes. As a result of these rules, which have different effects depending upon each shareholder's particular tax situation, certain shareholders of CORE International Equity, International Equity, European Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds may not be able to claim a credit for the full amount of their proportionate share of the foreign taxes paid by such Fund even if the election is made by such a Fund.

     Shareholders who are not liable for U.S. federal income taxes, including tax-exempt shareholders, will ordinarily not benefit from this election. Each year, if any, that the CORE International Equity, International Equity, European Equity, Japanese Equity, International Small Cap, Emerging Markets Equity or Asia Growth Funds files the election described above, its shareholders will be notified of the amount of (i) each shareholder's pro rata share of qualified foreign taxes paid by a Fund and (ii) the portion of Fund dividends which represents income from each foreign country. The other Funds will not be entitled to elect to pass foreign taxes and associated credits or deductions through to their shareholders because they will not satisfy the 50% requirement described above. If a Fund cannot or does not make this election, it may deduct such taxes in computing the amount it is required to distribute.

     If a Fund acquires stock (including, under proposed regulations, an option to acquire stock such as is inherent in a convertible bond) in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), the Fund could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. In some cases, elections may be available that would ameliorate these adverse tax consequences, but such elections would require the Fund to include each year certain amounts as income or gain (subject to the distribution requirements described above) without a concurrent receipt of cash. Each Fund may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

     Investments in lower-rated securities may present special tax issues for a Fund to the extent actual or anticipated defaults may be more likely with respect to such securities. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, original issue discount, or market discount; when and to what extent deductions may be taken for bad debts or worthless securities; how payments received on obligations in default should be allocated between principal and income; and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by a Fund, in the event it invests in such securities, in order to seek to eliminate or minimize any adverse tax consequences.

TAXABLE U.S. SHAREHOLDERS - DISTRIBUTIONS
=========================================

For U.S. federal income tax purposes, distributions by a Fund, whether reinvested in additional shares or paid in cash, generally will be taxable to shareholders who are subject to tax. Shareholders receiving a distribution in the form of newly issued shares will be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of cash they would have received had they elected to receive cash and will have a cost basis in each share received equal to such amount divided by the number of shares received.

     Distributions from investment company taxable income for the year will be taxable as ordinary income. Distributions designated as derived from a Fund's dividend income, if any, that would be eligible for the dividends received deduction if such Fund were not a regulated investment company may be eligible, for the dividends received deduction for corporate shareholders. The dividends-received deduction, if available, is reduced to the extent the shares with respect to which the dividends are received are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held for less than a minimum period, generally 46 days. Because eligible dividends are limited to those a Fund receives from U.S. domestic corporations, it is unlikely that a substantial portion of the distributions made by CORE International Equity, International Equity, European Equity, Japanese Equity, International Small Cap, Asia Growth and Emerging Markets Equity Funds will qualify for the dividends-received deduction. The entire dividend, including the deducted amount, is considered in determining the excess, if any, of a corporate shareholder's adjusted current earnings over its alternative minimum taxable income, which may increase its liability for the federal alternative minimum tax, and the dividend may, if it is treated as an "extraordinary dividend" under the Code, reduce such shareholder's tax basis in its shares of a Fund. Capital gain dividends (i.e., dividends from net capital gain) if designated as such in a written notice to shareholders mailed not later than 60 days after a Fund's taxable year closes, will be taxed to shareholders as long-term capital gain regardless of how long shares have been held by shareholders, but are not eligible for the dividends received deduction for corporations. Such long-term capital gain will be taxed at a maximum rate of 20%. Distributions, if any, that are in excess of a Fund's current and accumulated earnings and profits will first reduce a shareholder's tax basis in his shares and, after such basis is reduced to zero, will generally constitute capital gains to a shareholder who holds his shares as capital assets.

     Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

TAXABLE U.S. SHAREHOLDERS - SALE OF SHARES
==========================================

     When a shareholder's shares are sold, redeemed or otherwise disposed of in a transaction that is treated as a sale for tax purposes, the shareholder will generally recognize gain or loss equal to the difference between the shareholder's adjusted tax basis in the shares and the cash, or fair market value of any property, received. If the shareholder holds the shares as a capital asset at the time of sale, the character of the gain or loss should be capital, and treated as long-term if the shareholder's holding period is more than one year, and short-term otherwise. In general, the maximum long-term capital gain rate will be 20% for capital gains on assets held more than one year. Shareholders should consult their own tax advisers with reference to their particular circumstances to determine whether a redemption (including an exchange) or other disposition of Fund shares is properly treated as a sale for tax purposes, as is assumed in this discussion. If a shareholder receives a capital gain dividend with respect to shares and such shares have a tax holding period of six months or less at the time of a sale or redemption of such shares, then any loss the shareholder realizes on the sale or redemption will be treated as a long-term capital loss to the extent of such capital gain dividend. All or a portion of any sales load paid upon the purchase of shares of a Fund will not be taken into account in determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent the redemption proceeds are reinvested, or the exchange is effected, without payment of an additional sales load pursuant to the reinvestment or exchange privilege. The load not taken into account will be added to the tax basis of the newly-acquired shares. Additionally, any loss realized on a sale or redemption of shares of a Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of such Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

     Each Fund may be required to withhold, as "backup withholding," federal income tax at a rate of 31% from dividends (including capital gain dividends) and share redemption and exchange proceeds to individuals and other non-exempt shareholders who fail to furnish such Fund with a correct taxpayer identification number ("TIN") certified under penalties of perjury, or if the Internal Revenue Service or a broker notifies the Fund that the payee is subject to backup withholding as a result of failing to properly report interest or dividend income to the Internal Revenue Service or that the TIN furnished by the payee to the Fund is incorrect, or if (when required to do so) the payee fails to certify under penalties of perjury that it is not subject to backup withholding. A Fund may refuse to accept an application that does not contain any required TIN or certification that the TIN provided is correct. If the backup withholding provisions are applicable, any such dividends and proceeds, whether paid in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability.

NON-U.S. SHAREHOLDERS
=====================

     The discussion above relates solely to U.S. federal income tax law as it applies to "U.S. persons" subject to tax under such law. Shareholders who, as to the United States, are not "U.S. persons," (i.e., are nonresident aliens, foreign corporations, fiduciaries of foreign trusts or estates, foreign partnerships or other non-U.S. investors) generally will be subject to U.S. federal withholding tax at the rate of 30% on distributions treated as ordinary income unless the tax is reduced or eliminated pursuant to a tax treaty or the dividends are effectively connected with a U.S. trade or business of the shareholder. In the latter case the dividends will be subject to tax on a net income basis at the graduated rates applicable to U.S. individuals or domestic corporations. Distributions of net capital gain, including amounts retained by a Fund which are designated as undistributed capital gains, to a non-U.S. shareholder will not be subject to U.S. federal income or withholding tax unless the distributions are effectively connected with the shareholder's trade or business in the United States or, in the case of a shareholder who is a nonresident alien individual, the shareholder is present in the United States for 183 days or more during the taxable year and certain other conditions are met. Non-U.S. shareholders may also be subject to U.S. federal withholding tax on deemed income resulting from any election by CORE International Equity, International Equity, European Equity, Japanese Equity, International Small Cap, Emerging Markets Equity or Asia Growth Funds to treat qualified foreign taxes it pays as passed through to shareholders (as described above), but they may not be able to claim a U.S. tax credit or deduction with respect to such taxes.

     Any capital gain realized by a non-U.S. shareholder upon a sale or redemption of shares of a Fund will not be subject to U.S. federal income or withholding tax unless the gain is effectively connected with the shareholder's trade or business in the U.S., or in the case of a shareholder who is a nonresident alien individual, the shareholder is present in the U.S. for 183 days or more during the taxable year and certain other conditions are met.

     Non-U.S. persons who fail to furnish a Fund with an IRS Form W-8 or an acceptable substitute may be subject to backup withholding at the rate of 31% on capital gain dividends and the proceeds of redemptions and exchanges. Each shareholder who is not a U.S. person should consult his or her tax adviser regarding the U.S. and non-U.S. tax consequences of ownership of shares of and receipt of distributions from the Funds.

STATE AND LOCAL
===============

     Each Fund may be subject to state or local taxes in jurisdictions in which such Fund may be deemed to be doing business. In addition, in those states or localities which have income tax laws, the treatment of such Fund and its shareholders under such laws may differ from their treatment under federal income tax laws, and investment in such Fund may have tax consequences for shareholders different from those of a direct investment in such Fund's portfolio securities. Shareholders should consult their own tax advisers concerning these matters.

                              FINANCIAL STATEMENTS

     The audited financial statements and related Reports of Independent Public Accountants, contained in the 1998 Annual Report of each of the Funds (except Core Large Cap Value, Real Estate Securities, European Equity, Japanese Equity and International Small Cap Funds), are incorporated herein by reference into this Additional Statement. In addition, the unaudited financial statements contained in the Semi-Annual Report for the period ended July 31, 1998 of each of the Funds (except CORE Large Cap Value, Real Estate Securities and European Equity Funds) are incorporated by reference into this Additional Statement. No other part of the Annual or any Semi-Annual Report is incorporated by reference herein.

                               OTHER INFORMATION

     Each Fund will redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. Each Fund, however, reserves the right to pay redemptions exceeding $250,000 or 1% of the net asset value of the Fund at the time of redemption by a distribution in kind of securities (instead of cash) from such Fund. The securities distributed in kind would be readily marketable and would be valued for this purpose using the same method employed in calculating the Fund's net asset value per share. See "Net Asset Value." If a shareholder receives redemption proceeds in kind, the shareholder should expect to incur transaction costs upon the disposition of the securities received in the redemption.

     The right of a shareholder to redeem shares and the date of payment by each Fund may be suspended for more than seven days for any period during which the New York Stock Exchange is closed, other than the customary weekends or holidays, or when trading on such Exchange is restricted as determined by the SEC; or during any emergency, as determined by the SEC, as a result of which it is not reasonably practicable for such Fund to dispose of securities owned by it or fairly to determine the value of its net assets; or for such other period as the SEC may by order permit for the protection of shareholders of such Fund.

     As stated in the Prospectuses, the Trust may authorize Service Organizations and other institutions that provide recordkeeping, reporting and processing services to their customers to accept on the Trust's behalf purchase, redemption and exchange orders placed by or on behalf of their customers and, if approved by the Trust, to designate other intermediaries to accept such orders. These institutions may receive payments from the Trust or Goldman Sachs for their services. In some, but not all, cases these payments will be pursuant to a Distribution or Service Plan described in the Prospectuses and this Additional Statement. Certain Service Organizations or institutions may enter into sub-transfer agency agreements with the Trust or Goldman Sachs with respect to their services.

     The Adviser, Distributor and/or their affiliates may pay, out of their own assets, compensation to Authorized Dealers for the sale and distribution of Shares of the Funds and/or for the servicing of those Shares. These payments ("Additional Payments") would be in addition to the payments by the Funds described in the Funds' Prospectus and this Additional Statement for distribution and shareholder servicing and processing, and would also be in addition to the sales commissions payable to dealers as set forth in the Prospectus. These Additional Payments may take the form of "due diligence" payments for an Authorized Dealer's examination of the Funds and payments for providing extra employee training and information relating to the Funds; "listing" fees for the placement of the Funds on a dealer's list of mutual funds available for purchase by its customers; "finders" or "referral" fees for directing investors to the Funds; "marketing support" fees for providing assistance in promoting the sale of the Funds' Shares; and payments for the sale of Shares and/or the maintenance of Share balances. In addition, the Adviser, Distributor and/or their affiliates may make Additional Payments for subaccounting, administrative and/or shareholder processing services that are in addition to the shareholder servicing and processing fees paid by the Funds. The Additional Payments made by the Adviser, Distributor and their affiliates may be a fixed dollar amount, may be based on the number of customer accounts maintained by an Authorized Dealer, or may be based on a percentage of the value of Shares sold to, or held by, customers of the Authorized Dealers involved, and may be different for different Authorized Dealers. Furthermore, the Adviser, Distributor and/or their affiliates may contribute to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions in which participants may receive prizes such as travel awards, merchandise and cash and/or investment research pertaining to particular securities and other financial instruments or to the securities and financial markets generally, educational information and related support materials and software. The Adviser, Distributor and their affiliates may also pay for the travel expenses, meals, lodging and entertainment of Authorized Dealers and their salespersons and guests in connection with educational, sales and promotional programs subject to applicable NASD regulations.

     The Prospectuses and this Additional Statement do not contain all the information included in the Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectuses. Certain portions of the Registration Statement have been omitted from the Prospectuses and this Additional Statement pursuant to the rules and regulations of the SEC. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.

     Statements contained in the Prospectuses or in this Additional Statement as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectuses and this Additional Statement form a part, each such statement being qualified in all respects by such reference.

                         DISTRIBUTION AND SERVICE PLANS
            (CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES ONLY)

     DISTRIBUTION AND SERVICE PLANS. As described in the Prospectus, the Trust has adopted, on behalf of Class A, Class B and Class C Shares of each Fund, distribution and service plans (each a "Plan") pursuant to Rule 12b-1 under the Act. See "Distribution and Service Plans" in the Prospectus.

     The Plans for each Fund were most recently approved on July 22, 1998 by a majority vote of the Trustees of the Trust, including a majority of the non-interested Trustees of the Trust who have no direct or indirect financial interest in the Plans, cast in person at a meeting called for the purpose of approving the Plans.

     The compensation for distribution services payable under a Plan may not exceed 0.25%, 0.75% and 0.75%, per annum of a Fund's average daily net assets attributable to Class A, Class B and Class C Shares respectively, of such Fund. Under the Plans for Class A (CORE International Equity, International Equity, European Equity, Japanese Equity, International Small Cap, Emerging Markets Equity, Asia Growth and Real Estate Securities Funds only), Class B and Class C Shares, Goldman Sachs is also entitled to received a separate fee for personal and account maintenance services equal to an annual basis of 0.25% of each Fund's average daily net assets attributable to Class A, Class B or Class C Shares. With respect to Class A Shares, the Distributor at its discretion may use compensation for distribution services paid under the Plan for personal and account maintenance services and expenses so long as such total compensation under the Plan does not exceed the maximum cap on "service fees" imposed by the NASD.

     Each Plan is a compensation plan which provides for the payment of a specified fee without regard to the expenses actually incurred by Goldman Sachs. If such fee exceeds Goldman Sachs' expenses, Goldman Sachs may realize a profit from these arrangements. The distribution fees received by Goldman Sachs under the Plans and contingent deferred sales charge on Class B and Class C Shares may be sold by Goldman Sachs as distributor to entities which provide financing for payments to Authorized Dealers in respect of sales of Class A, Class B and Class C Shares. To the extent such fees are not paid to such dealers, Goldman Sachs may retain such fee as compensation for its services and expenses of distributing the Funds' Class A, Class B and Class C Shares.

     Under each Plan, Goldman Sachs, as distributor of each Fund's Class A, Class B and Class C Shares, will provide to the Trustees of the Trust for their review, and the Trustees of the Trust will review at least quarterly, a written report of the services provided and amounts expended by Goldman Sachs under the Plans and the purposes for which such services were performed and expenditures were made.

     The Plans will remain in effect until May 1, 1999 and from year to year thereafter, provided that such continuance is approved annually by a majority vote of the Trustees of the Trust, including a majority of the non-interested Trustees of the Trust who have no direct or indirect financial interest in the Plans. The Plans may not be amended to increase materially the amount of distribution compensation without approval of a majority of the outstanding Class A, Class B or Class C Shares of the affected Fund and share class. All material amendments of a Plan must also be approved by the Trustees of the Trust in the manner described above. A Plan may be terminated at any time as to any Fund without payment of any penalty by a vote of a majority of the non-interested Trustees of the Trust or by vote of a majority of the Class A, Class B or Class C Shares, respectively, of the applicable Fund and share class. If a Plan was terminated by the Trustees of the Trust and no successor plan was adopted, the Fund would cease to make payments to Goldman Sachs under the Plan and Goldman Sachs would be unable to recover the amount of any of its unreimbursed expenditures. So long as a Plan is in effect, the selection and nomination of non-interested Trustees of the Trust will be committed to the discretion of the non-interested Trustees of the Trust. The Trustees of the Trust have determined that in their judgment there is a reasonable likelihood that the Plans will benefit the Funds and their Class A, Class B and Class C Shareholders.

     For the fiscal years ended January 31, 1998, January 31, 1997 and January 31, 1996 the distribution fees paid to Goldman Sachs pursuant to its Class A Plan by each Fund then in existence were as follows:


                                      1998       1997      1996
                                   ----------  --------  --------
Balanced Fund                      $        0  $      0  $ 10,103
Growth and Income Fund                723,634   139,025   191,414
CORE Large Cap Value Fund/1/              N/A       N/A       N/A
CORE U.S. Equity Fund                 720,025   363,264   264,159
CORE Large Cap Growth Fund/1/               0       N/A       N/A
CORE Small Cap Equity Fund/1/           1,380       N/A       N/A
CORE International Equity Fund/1/       2,751       N/A       N/A
Capital Growth Fund                         0         0   770,488
Mid Cap Equity Fund/1/                 67,478       N/A       N/A
International Equity Fund           1,416,253   900,274   231,028
Small Cap Value Fund                        0         0   272,353
European Equity Fund/1/                   N/A       N/A       N/A
Japanese Equity Fund/1/                   N/A       N/A       N/A
International Small Cap Fund/1/           N/A       N/A       N/A
Emerging Markets Equity Fund/1/         3,381       N/A       N/A
Asia Growth Fund                      431,390   526,448   114,156
Real Estate Securities Fund/1/            N/A       N/A       N/A

______________

1. The Class A Share class of the CORE Large Cap Value, CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity, Mid Cap Equity, European Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Real Estate Securities Funds commenced operations on December 15, 1998, May 1, 1997, August 15, 1997, August 15, 1997, August 15, 1997, October 1, 1998, May 1,
1998, May 1, 1998, December 15, 1997 and July 27, 1998, respectively.

          Without the voluntary limitations then in effect, the Funds would have paid Goldman Sachs the following distribution fees during the fiscal years ended January 31, 1998, January 31, 1997 and January 31, 1996 pursuant to their respective Class A Plans:


                                      1998        1997        1996
                                   ----------  ----------  ----------
Balanced Fund                      $  301,397  $  153,392  $   84,350
Growth and Income Fund              2,324,970   1,252,257     986,255
CORE Large Cap Value Fund/1/              N/A         N/A         N/A
CORE U.S. Equity Fund                 771,451     432,457     389,883
CORE Large Cap Growth Fund/1/          61,924         N/A         N/A
CORE Small Cap Equity Fund/1/           6,898         N/A         N/A
CORE International Equity Fund/1/       2,751         N/A         N/A
Capital Growth Fund                 2,678,370   2,171,462   3,104,424
Mid Cap Equity Fund/1/                 67,478         N/A         N/A
International Equity Fund           1,632,745   1,071,755     929,746
Small Cap Value Fund                  727,298     529,684     999,563
European Equity Fund/1/                   N/A         N/A         N/A
Japanese Equity Fund/1/                   N/A         N/A         N/A
International Small Cap Fund/1/           N/A         N/A         N/A
Emerging Markets Equity Fund/1/         3,381         N/A         N/A
Asia Growth Fund                      513,560     626,724     505,066
Real Estate Securities Fund/1/            N/A         N/A         N/A

_____________________

1. The Class A Share class of the CORE Large Cap Value, CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity, Mid Cap Equity, European Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Real Estate Securities Funds commenced operations on December 15, 1998, May 1, 1997, August 15, 1997, August 15, 1997, August 15, 1997, October 1, 1998, May 1,
1998, May 1, 1998, December 15, 1997 and July 27, 1998, respectively.

     During the fiscal years ended January 31, 1998, January 31, 1997 and January 31, 1996 Goldman Sachs was paid the following distribution fees under the Class B Plan of each applicable Fund with Class B shares then in existence:

                                       1998      1997      1996
                                   ----------  -------     ----
Balanced Fund                      $   74,569  $ 3,861     N/A
Growth and Income Fund              1,117,813   28,075     N/A
CORE Large Cap Value Fund/1/              N/A      N/A     N/A
CORE U.S. Equity Fund                 265,025   36,508     N/A
CORE Large Cap Growth Fund/1/          34,332      N/A     N/A
CORE Small Cap Equity Fund/1/          20,064      N/A     N/A
CORE International Equity Fund/1/       5,700      N/A     N/A
Capital Growth Fund                   127,395    7,632     N/A
Mid Cap Equity Fund/1/                 47,585      N/A     N/A
International Equity Fund             314,578   44,148     N/A
Small Cap Value Fund                  160,608    8,973     N/A
European Equity Fund/1/                   N/A      N/A     N/A
Japanese Equity Fund/1/                   N/A      N/A     N/A
International Small Cap Fund/1/           N/A      N/A     N/A
Emerging Markets Equity Fund/1/            38      N/A     N/A
Asia Growth Fund                       28,550   10,229     N/A
Real Estate Securities Fund/1/            N/A      N/A     N/A

_______________________

1    The Class B Share class of the CORE Large Cap Value, CORE Large Cap Growth,
CORE Small Cap Equity, CORE International Equity, Mid Cap Equity, European Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Real Estate Securities Funds commenced operations on December 15, 1998, May 1, 1997, August 15, 1997, August 15, 1997, August 15, 1997, October 1, 1998, May 1,
1998, May 1, 1998, December 15, 1997 and July 27, 1998, respectively.

     During the fiscal year ended January 31, 1998, Goldman Sachs was paid the following distribution fees under the Class C Plan of each applicable Fund with Class C shares then in existence:

                                    1998
                                  -------
Balanced                          $13,290
Growth and Income                  57,542
CORE Large Cap Value Fund/1/          N/A
CORE U.S. Equity Fund              14,614
CORE Large Cap Growth Fund          6,880
CORE Small Cap Equity Fund          4,038
CORE International Equity Fund      3,118
Capital Growth Fund                 9,607
Mid Cap Equity Fund                10,495
International Equity Fund           7,485
Small Cap Value Fund               12,158
European Equity Fund/1/               N/A
Japanese Equity Fund/1/               N/A
International Small Cap Fund/1/       N/A
Emerging Markets Fund                  28
Asia Growth Fund                    2,854
Real Estate Securities Fund/1/        N/A

___________________________

1    Not Operational

No distribution fees were paid to Goldman Sachs under the Class C Plans during the fiscal year ended January 31, 1997.

     During the fiscal year ended January 31, 1998, Goldman Sachs incurred the following expenses in connection with distribution under the Class A Plan of each applicable Fund with Class A Shares then in existence:

                                                         Compensation                       Printing and     Preparation
                                                         and Expenses       Allocable       Mailing of       and
                                                         of the             Overhead,       Prospectuses     Distribution
                                                         Distributor        Telephone       to Other         of Sales
                                       Compensation      & Its Sales        and Travel      Than Current     Literature and
                                       to Dealers        Personnel          Expenses        Shareholders     Advertising
                                       ------------      ---------          --------        ------------     -----------
Fiscal Year Ended January 31, 1998:

Balanced Fund/1/                       $     N/A         $      N/A         $      N/A       $      N/A       $      N/A
Growth and Income Fund                    80,177          2,763,000          1,137,000          164,000          235,000
CORE Large Cap Value Fund/2/                 N/A                N/A                N/A              N/A              N/A
CORE U.S. Equity Fund                     41,621            546,000            260,000           29,000           69,000
CORE Large Cap Growth Fund                   N/A                N/A                N/A              N/A              N/A
CORE Small Cap Equity Fund                   534            338,000            138,000           19,000           33,000
CORE International Equity Fund                 0            294,000            126,000           16,000           22,000
Capital Growth Fund/1/                       N/A                N/A                N/A              N/A              N/A
Mid Cap Equity                            10,090            539,000            154,000           32,000           44,000
International Equity Fund/1/             240,271            537,000            236,000           32,000           50,000
European Equity Fund/2/                      N/A                N/A                N/A              N/A              N/A
Japanese Equity Fund/2                       N/A                N/A                N/A              N/A              N/A
International Small Cap/2/                   N/A                N/A                N/A              N/A              N/A
Small Cap Value Fund/1/                      N/A                N/A                N/A              N/A              N/A
Asia Growth Fund                         112,925            281,000            114,000           17,000           31,000
Emerging Market Equity Fund                  N/A                N/A                N/A              N/A              N/A
Real Estate Securities Fund/2/               N/A                N/A                N/A              N/A              N/A

The table above reflects amounts expended by Goldman Sachs, which amounts are in excess of the compensation received by Goldman Sachs under the Class A Plans. The payments under the Class A Plan were used by Goldman Sachs to compensate it for the expenses shown above on a pro-rata basis.

___________________

/1/ For the period presented, Goldman Sachs did not impose the 0.25% 12b-1 fee for these Funds. As no distribution expenses were incurred during this period for these Funds, no expenses are reflected above.

/2/ Not Operational.

          For the fiscal years and periods indicated below, Goldman Sachs received service fees from the Fund pursuant to the service Plans then in existence at the rate of 0.25% of each Fund's average daily net assets attributable to Class A, Class B, or Class C Shares, which totaled:

                                                     Class A                          Class B            Class C
                                        ----------------------------------      --------------------     -------
                                           1998        1997       1996/1/         1998      1997/2/       1998
                                        ==========  ==========  ==========      ========  ==========     =======
Balanced Fund                           $  301,397  $  153,392  $   64,145      $ 24,856  $ 1,294        $ 4,430
Growth and Income Fund                   2,324,970   1,252,257     603,426       372,604    9,358         19,181
CORE Large Cap Value Fund/3/                   N/A         N/A         N/A           N/A      N/A            N/A
CORE U.S. Equity Fund                      771,451     432,457     182,881        88,342   12,169          4,871
CORE Large Cap Growth Fund/3/               61,924         N/A         N/A        11,444      N/A          2,293
CORE Small Cap Equity Fund/3/                6,898         N/A         N/A         6,688      N/A          1,346
CORE International Equity Fund/3/            2,748         N/A         N/A         1,900      N/A          1,040
Capital Growth Fund                      2,678,370   2,171,462   1,563,448        42,465    2,854          3,202
Mid Cap Equity Fund                         67,485         N/A         N/A        15,862      N/A          3,499
International Equity Fund                1,632,745   1,071,755     470,027       104,859   14,733          2,496
Small Cap Value Fund                       727,298     569,684     458,857        53,536    2,992          4,052
European Equity Fund/3/                        N/A         N/A         N/A           N/A      N/A            N/A
Japanese Equity Fund/3/                        N/A         N/A         N/A           N/A      N/A            N/A
International Small Cap Fund/3/                N/A         N/A         N/A           N/A      N/A            N/A
Emerging Market Equity Fund/3/               3,424         N/A         N/A            13      N/A             10
Asia Growth Fund                           513,560     626,724     276,754         9,517    3,410            951
Real Estate Securities Fund/3/                 N/A         N/A         N/A           N/A      N/A            N/A

-------------------
/1/ For the period commencing June 1, 1995.

/2/ For the period commencing May 1, 1996.

/3/ The CORE Large Cap Value, CORE Large Cap Growth, CORE Small Equity, CORE International Equity, European Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Real Estate Securities Funds commenced operations on December 15, 1998, May 1, 1997, August 15, 1997, August 15, 1997, October 1,
1998, May 1, 1998, May 1, 1998, December 15, 1997 and July 27, 1998,
respectively.

   OTHER INFORMATION REGARDING MAXIMUM SALES CHARGE, PURCHASES, REDEMPTIONS,
                            EXCHANGES AND DIVIDENDS
           (CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES ONLY)

MAXIMUM SALES CHARGES
---------------------

          Class A Shares of each Fund are sold at a maximum sales charge of 5.5%. Using the initial offering price per share, as of July 31, 1998 and $10.00 for the CORE Large Cap Value, Real Estate Securities and European Equity Funds, the maximum offering price of each Fund's Class A shares would be as follows:

                                                       Maximum   Offering
                                         Net Asset      Sales    Price to
                                           Value       Charge     Public
                                        -----------    -------   --------
Balanced Fund                             $20.29        5.5%      $21.47
Growth and Income Fund                     25.93        5.5%       27.44
CORE U.S. Equity Fund                      26.59        5.5%       28.14
CORE Large Cap Value Fund                  10.00        5.5%       10.55
CORE Large Cap Growth Fund                 11.97        5.5%       12.67
CORE Small Cap Equity Fund                 10.59        5.5%       11.21
CORE International Equity Fund              9.22        5.5%        9.76
Capital Growth Fund                        18.48        5.5%       19.56
Mid Cap Equity Fund                        21.61        5.5%       22.87
International Equity Fund                  19.85        5.5%       21.01
Small Cap Value Fund                       24.05        5.5%       25.45
European Equity Fund                       10.00        5.5%       10.55
Japanese Equity Fund                       10.09        5.5%       10.68
International Small Cap Fund               10.62        5.5%       11.24
Emerging Market Equity Fund                 9.69        5.5%       10.25
Asia Growth Fund                            8.38        5.5%        8.87
Real Estate Securities Fund                10.00        5.5%       10.55

The following information supplements the information in the Prospectus under the captions "How to Invest," "How to Sell Shares of the Funds" and "Dividends." Please see the Prospectus for more complete information.

OTHER PURCHASE INFORMATION
--------------------------

If shares of a Fund are held in a "street name" account with an Authorized Dealer, all recordkeeping, transaction processing and payments of distributions relating to the beneficial owner's account will be performed by the Authorized Dealer, and not by the Fund and its Transfer Agent. Since the Funds will have no record of the beneficial owner's transactions, a beneficial owner should contact the Authorized Dealer to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account or to obtain information about the account. The transfer of shares in a "street name" account to an account with another dealer or to an account directly with the Fund involves special procedures and will require the beneficial owner to obtain historical purchase information about the shares in the account from the Authorized Dealer.

RIGHT OF ACCUMULATION (CLASS A)
-------------------------------

A Class A shareholder qualifies for cumulative quantity discounts if the current purchase price of the new investment plus the shareholder's current holdings of existing Class A Shares (acquired by purchase or exchange) of the Funds and Class A Shares of any other Goldman Sachs Fund (as defined in the Prospectus) total the requisite amount for receiving a discount. For example, if a shareholder owns shares with a current market value of $35,000 and purchases additional Class A Shares of any Fund with a purchase price of $25,000, the sales charge for the $25,000 purchase would be 4.75% (the rate applicable to a single purchase of more than $50,000). Class A Shares purchased without the imposition of a sales charge may not be aggregated with Class A Shares purchased subject to a sales charge. Class A Shares of the Funds and any other Goldman Sachs Fund purchased (i) by an individual, his spouse and his children, and (ii) by a trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account, will be combined for the purpose of determining whether a purchase will qualify for such right of accumulation and, if qualifying, the applicable sales charge level. For purposes of applying the right of accumulation, shares of the Funds and any other Goldman Sachs Fund purchased by an existing client of the Private Client Services Division of Goldman Sachs will be combined with Class A Shares held by any other Private Client Services account. In addition, Class A Shares of the Funds and Class A Shares of any other Goldman Sachs Fund purchased by partners, directors, officers or employees of the same business organization, groups of individuals represented by and investing on the recommendation of the same accounting firm, certain affinity groups or other similar organizations (collectively, "eligible persons") may be combined for the purpose of determining whether a purchase will qualify for the right of accumulation and, if qualifying, the applicable sales charge level. This right of accumulation is subject to the following conditions: (i) the business organization's, group's or firm's agreement to cooperate in the offering of the Funds' shares to eligible persons; and (ii) notification to the Funds at the time of purchase that the investor is eligible for this right of accumulation. In addition, in connection with SIMPLE IRA accounts, cumulative quantity discounts are available on a per plan basis if (1) your employee has been assigned a cumulative discount number by Goldman Sachs, and (2) your account, alone or in combination with the accounts of other plan participants also invested in Class A Shares of the Goldman Sachs Funds, totals the requisite aggregate amount as described in the Prospectus.

STATEMENT OF INTENTION (CLASS A)
--------------------------------

If a shareholder anticipates purchasing at least $50,000 of Class A Shares of a Fund alone or in combination with Class A shares of any other Goldman Sachs Fund within a 13-month period, the shareholder may purchase shares of the Fund at a reduced sales charge by submitting a Statement of Intention (the "Statement"). Shares purchased pursuant to a Statement will be eligible for the same sales charge discount that would have been available if all of the purchases had been made at the same time. The shareholder or his Authorized Dealer must inform Goldman Sachs that the Statement is in effect each time shares are purchased. There is no obligation to purchase the full amount of shares indicated in the Statement. A shareholder may include the value of all Class A Shares on which a sales charge has previously been paid as an "accumulation credit" toward the completion of the Statement, but a price readjustment will be made only on Class A Shares purchased within ninety (90) days before submitting the Statement. The Statement authorizes the Transfer Agent to hold in escrow a sufficient number of shares which can be redeemed to make up any difference in the sales charge on the amount actually invested. For purposes of satisfying the amount specified on the Statement, the gross amount of each investment, exclusive of any appreciation on shares previously purchased, will be taken into account.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS
-------------------------------------------------

A Fund shareholder should obtain and read the prospectus relating to any other Fund, Goldman Sachs Fund or ILA Portfolio (as defined in the Prospectus) and its shares or units and consider its investment objective, policies and applicable fees before electing cross-reinvestment into that Fund or Portfolio. The election to cross-reinvest dividends and capital gain distributions will not affect the tax treatment of such dividends and distributions, which will be treated as received by the shareholder and then used to purchase shares of the acquired fund. Such reinvestment of dividends and distributions in shares of other Goldman Sachs Funds or in units of ILA Portfolios is available only in states where such reinvestment may legally be made.

AUTOMATIC EXCHANGE PROGRAM
--------------------------

A Fund shareholder may elect to exchange automatically a specified dollar amount of shares of a Fund into an identical account of another Fund or an account registered in a different name or with a different address, social security or other taxpayer identification number, provided that the account in the acquired fund has been established, appropriate signatures have been obtained and the minimum initial investment requirement has been satisfied. A Fund shareholder should obtain and read the prospectus relating to any other Goldman Sachs Fund and its shares and consider its investment objective, policies and applicable fees and expenses before electing an automatic exchange into that Goldman Sachs Fund.

SYSTEMATIC WITHDRAWAL PLAN
--------------------------

A systematic withdrawal plan (the "Systematic Withdrawal Plan") is available to shareholders of a Fund whose shares are worth at least $5,000. The Systematic Withdrawal Plan provides for monthly payments to the participating shareholder of any amount not less than $50.

Dividends and capital gain distributions on shares held under the Systematic Withdrawal Plan are reinvested in additional full and fractional shares of the applicable Fund at net asset value. The Transfer Agent acts as agent for the shareholder in redeeming sufficient full and fractional shares to provide the amount of the systematic withdrawal payment. The Systematic Withdrawal Plan may be terminated at any time. Goldman Sachs reserves the right to initiate a fee of up to $5 per withdrawal, upon thirty (30) days written notice to the shareholder. Withdrawal payments should not be considered to be dividends, yield or income. If periodic withdrawals continuously exceed new purchases and reinvested dividends and capital gains distributions, the shareholder's original investment will be correspondingly reduced and ultimately exhausted. The maintenance of a withdrawal plan concurrently with purchases of additional Class A, Class B or Class C Shares would be disadvantageous because of the sales charge imposed on purchases of Class A Shares or the imposition of a CDSC on redemptions of Class A, Class B or Class C Shares. The CDSC applicable to Class A, Class B or Class C Shares redeemed under a systematic withdrawal plan may be waived. See "How to Invest -- Waiver or Reduction of Continent Deferred Sales Charge" in the Prospectus. In addition, each withdrawal constitutes a redemption of shares, and any gain or loss realized must be reported for federal and state income tax purposes. A shareholder should consult his or her own tax adviser with regard to the tax consequences of participating in the Systematic Withdrawal Plan. For further information or to request a Systematic Withdrawal Plan, please write or call the Transfer Agent.

                                 SERVICE PLAN
                             (SERVICE SHARES ONLY)

The Funds have adopted a service plan (the "Plan") with respect to its Service Shares which authorizes it to compensate Service Organizations for providing certain administration services and personal and account maintenance services to their customers who are or may become beneficial owners of such Shares. Pursuant to the Plan, each Fund enters into agreements with Service Organizations which purchase Service Shares of the Fund on behalf of their customers ("Service Agreements"). Under such Service Agreements the Service Organizations may perform some or all of the following services: (a) act, directly or through an agent, as the sole shareholder of record and nominee for all customers, (b) maintain account records for each customer who beneficially owns Service Shares of a Fund, (c) answer questions and handle correspondence from customers regarding their accounts, (d) process customer orders to purchase, redeem and exchange Service Shares of a Fund, and handle the transmission of funds representing the customers' purchase price or redemption proceeds, (e) issue confirmations for transactions in shares by customers, (f) provide facilities to answer questions from prospective and existing investors about Service Shares of a Fund, (g) receive and answer investor correspondence, including requests for prospectuses and statements of additional information, (h) display and make prospectuses available on the Service Organization's premises, (i) assist customers in completing application forms, selecting dividend and other account options and opening custody accounts with the Service Organization and (j) act as liaison between customers and a Fund, including obtaining information from the Fund, working with the Fund to correct errors and resolve problems and providing statistical and other information to a Fund. As compensation for such services, each Fund will pay each Service Organization a service fee in an amount up to 0.50% (on an annualized basis) of the average daily net assets of the Service Shares of such Fund attributable to or held in the name of such Service Organization.

The Funds have adopted the Plan pursuant to Rule 12b-1 under the Act in order to avoid any possibility that payments to the Service Organizations pursuant to the Service Agreements might violate the Act. Rule 12b-1, which was adopted by the SEC under the Act, regulates the circumstances under which an investment company or series thereof may bear expenses associated with the distribution of its shares. In particular, such an investment company or series thereof cannot engage directly or indirectly in financing any activity which is primarily intended to result in the sale of shares issued by the company unless it has adopted a plan pursuant to, and complies with the other requirements of, such Rule. The Trust believes that fees paid for the services provided in the Plan and described above are not expenses incurred primarily for effecting the distribution of Service Shares. However, should such payments be deemed by a court or the SEC to be distribution expenses, such payments would be duly authorized by the Plan.

The Glass-Steagall Act prohibits all entities which receive deposits from engaging to any extent in the business of issuing, underwriting, selling or distributing securities, although institutions such as national banks are permitted to purchase and sell securities upon the order and for the account of their customers. In addition, under some state securities laws, banks and other financial institutions purchasing Service Shares on behalf of their customers may be required to register as dealers. Should future legislative or administrative action or judicial or administrative decisions or interpretations prohibit or restrict the activities of one or more of the Service Organizations in connection with a Fund, such Service Organizations might be required to alter materially or discontinue the services performed under their Service Agreements. If one or more of the Service Organizations were restricted from effecting purchases or sales of Service Shares automatically pursuant to pre-authorized instructions, for example, effecting such transactions on a manual basis might affect the size and/or growth of a Fund. Any such alteration or discontinuance of services could require the Board of Trustees to consider changing a Fund's method of operations or providing alternative means of offering Service Shares of the Fund to customers of such Service Organizations, in which case the operation of such Fund, its size and/or its growth might be significantly altered. It is not anticipated, however, that any alteration of a Fund's operations would have any effect on the net asset value per share or result in financial losses to any shareholder.

Conflict of interest restrictions (including the Employee Retirement Income Security Act of 1974) may apply to a Service Organization's receipt of compensation paid by a Fund in connection with the investment of fiduciary assets in Service Shares of a Fund. Service Organizations, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board or the Federal Deposit Insurance Corporation, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult legal advisers before investing fiduciary assets in Service Shares of a Fund. In addition, under some state securities laws, banks and other financial institutions purchasing Service Shares on behalf of their customers may be required to register as dealers.

The Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or the related Service Agreements, most recently voted to approve the Plan and related Service Agreements at a meeting called for the purpose of voting on such Plan and Service Agreements on April 22, 1998. The Plan and related Service Agreements will remain in effect until May 1, 1999 and will continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Trustees in the manner described above. The Plan may not be amended to increase materially the amount to be spent for the services described therein without approval of the Service Shareholders of the affected Fund and all material amendments of the Plan must also be approved by the Trustees in the manner described above. The Plan may be terminated at any time by a majority of the Trustees as described above or by a vote of a majority of the outstanding Service Shares of the affected Fund. The Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Trustees as described above or by a vote of a majority of the outstanding Service Shares of the affected Fund on not more than sixty (60) days' written notice to any other party to the Service Agreements. The Service Agreements will terminate automatically if assigned. So long as the Plan is in effect, the selection and nomination of those Trustees who are not interested persons will be committed to the discretion of the non-interested Trustees. The Trustees have determined that, in its judgment, there is a reasonable likelihood that the Plans will benefit the Funds and the holders of Service Shares of the Funds. In the Trustees' quarterly review of the Plan and related Service Agreements, the Board will consider their continued appropriateness and the level of compensation provided therein.

                                  APPENDIX A

                          DESCRIPTION OF BOND RATINGS*

                        MOODY'S INVESTORS SERVICE, INC.

          AAA: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          AA: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

          A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          BAA: Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          BA: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

__________________________

* THE RATING SYSTEMS DESCRIBED HEREIN ARE BELIEVED TO BE THE MOST RECENT RATING SYSTEMS AVAILABLE FROM MOODY'S INVESTORS SERVICE, INC. AND STANDARD AND POOR'S RATINGS GROUP AT THE DATE OF THIS ADDITIONAL STATEMENT FOR THE SECURITIES LISTED. RATINGS ARE GENERALLY GIVEN TO SECURITIES AT THE TIMES OF ISSUANCE. WHILE THE RATING AGENCIES MAY FROM TIME TO TIME REVISE SUCH RATINGS, THEY UNDERTAKE NO OBLIGATION TO DO SO, AND THE RATINGS INDICATED DO NOT NECESSARILY REPRESENT RATINGS WHICH WILL BE GIVEN TO THESE SECURITIES ON THE DATE OF THE FUND'S FISCAL YEAR END.

                                      1-A

          B: Bonds which are rated B generally lack characteristics of desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

          CAA: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

          CA: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

          C: Bonds which are rated C are the lowest rated class of bonds which may be in default, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

          UNRATED: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

          Should no rating be assigned, the reason may be one of the following:

          1.  An application for rating was not received or accepted.

          2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

          3. There is a lack of essential data pertaining to the issue or issuer.

          4. The issue was privately placed, in which case the rating is not published in Moody's publications.

          Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

          NOTE: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1 and B1.

          Moody's also provides credit ratings for commercial paper. These are promissory obligations (1) not having an original maturity in excess of one year, unless explicitly noted.

                 Description of Ratings of State and Municipal
                               Commercial Paper
              ---------------------------------------------------

          Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity in excess of nine months. Moody's three highest commercial paper rating categories are as follows:

                                      2-A

          PRIME 1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

                -  Leading market positions in well established industries.

                -  High rates of return on funds employed.

                - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

                - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

                - Well established access to a range of financial markets and assured sources of alternate liquidity.

          PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalized characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

          PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.


                        STANDARD & POOR'S RATINGS GROUP

          AAA: Bonds and debt rated AAA have the highest rating assigned by Standard & Poor's. Capacity to meet the financial commitment on the obligation is extremely strong.

          AA: Bonds and debt rated AA have a very strong capacity to meet the financial commitment on the obligation and differ from the higher rated issues only in small degree.

          A:   Bonds and debt rated  A have a strong capacity to meet the financial commitment on the obligation although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

                                      3-A

          BBB: Bonds and debt rated BBB are regarded as having an adequate capacity to meet the financial commitment on the obligation. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor.

          BB, B, CCC, CC, C: Bonds and debt rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics with respect to the capacity to meet the financial commitment on the obligation. BB indicates the least degree of speculation and C the highest. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

          BB: Bonds and debt rated BB have less vulnerability to nonpayment than other speculative issues. However, such securities face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet the financial commitment on the obligation.

          B:   Bonds and debt rated B are more vulnerable to non-payment but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair capacity or willingness to meet its financial commitment on the obligation.

          CCC: Bonds and debt rated CCC are currently vulnerable to non-payment, and are dependent upon favorable business, financial, and economic conditions to meet their financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, such securities are not likely to have the capacity to meet their financial commitment on the obligation.

          CC: The rating CC is typically applied to bonds and debt that are currently highly vulnerable to non-payment.

          C:   The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but debt service payments on this obligation are continued.

          D:   Bonds and debt rated D are in payment default.  The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

          PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

          R:   This rating is attached to highlight derivative, hybrid, and certain other obligations that Standard & Poor's believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or

                                      4-A
interest return is indexed to equities, commodities, or currencies, certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

                        STANDARD & POOR'S RATINGS GROUP

          A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Standard & Poor's commercial paper rating categories are as follows:

          A-1 Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

          A-2 Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations rated "A-1". However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

          A-3 Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

          B-   Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

          C-   Obligations are currently vulnerable to nonpayment and are dependent on favorable business, financial, and economic conditions for the obligor to meet its financial obligation.

          D-   Obligations are in payment default.  The "D" rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period. The "D" rating will also be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

                               FITCH IBCA, INC.

Bond Ratings
------------

          The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operative

                                      5-A
performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's future financial strength and credit quality.

          AAA: Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong capacity for timely payment of financial commitments, which is unlikely to be adversely affected by reasonably foreseeable events.

          AA: Bonds rated AA are considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of investment risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

          A:   Bonds rated A are considered to be investment grade and of high credit quality. These ratings denote a low expectation of investment risk and indicate strong capacity of timely payment of financial commitments.

          BBB: Bonds rated BBB are considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of investment risk. The capacity for timely payment of financial commitments is adequate, but adverse circumstances and in economic conditions are more likely to impair this category.

          BB: Bonds are considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

          B:   Bonds are considered highly speculative.  These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

          CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

          CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

          C:   Bonds are in imminent default in payment of interest or
principal.

          DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

                                      6-A

          PLUS (+) AND MINUS (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. The Fitch IBCA ratings from and including "AA" to "B" may be modified by the addition of a plus or minus sign.

Investment Grade Short-Term Ratings
-----------------------------------

          Fitch IBCA's short-term ratings apply to debt obligations that have time horizons of less than 12 months for most obligations or up to three years for U.S. public finance securities.

F 1: Highest Credit Quality. Issues assigned this rating reflect the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F 2: Good Credit Quality. Issues assigned this rating have a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as for issues assigned F 1 ratings.

F 3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B: Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: Securities possess high default risk. This designation indicates that the capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Issues assigned this rating are in actual or imminent payment default.

LOC: The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

                                 DUFF & PHELPS
                                 -------------

Long Term Debt and Preferred Stock
----------------------------------

          AAA:   Highest credit quality.  The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

          AA+, AA, AA-: High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions. However, risk factors are more variable and greater in periods of economic stress.

                                      7-A

          A+, A, A-: Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

          BBB+, BBB, BBB-: Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

          BB+, BB, BB-: Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

          B+, B, B-: Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

          CCC: Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

          D:  Defaulted debt obligation.

Commercial Paper/Certificates of Deposits
-----------------------------------------

D-1+: Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or ready access to alternative sources of funds, is clearly outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

D-1: Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

D-1-: High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

D-2: Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

D-3: Satisfactory liquidity and other protection factors qualify issues as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

                                      8-A

D-4: Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

D-5: Issuer failed to meet scheduled principal and/or interest payments.

NOTES: Bonds which are unrated may expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated bonds. The Fund is dependent on the Investment Adviser's judgment, analysis and experience in the evaluation of such bonds.

               Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer's ability to make interest and principal payments.

Description of Ratings of State and Municipal Notes
---------------------------------------------------

MOODY'S INVESTORS SERVICE, INC.

          Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. Symbols used will be as follows:

          MIG-1/VMIG-1: This designation denotes best quality enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

          MIG-2/VMIG-2: This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

          MIG-3/VMIG-3: This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

          MIG-4/VMIG-4: This designation denotes adequate quality carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

          SG: This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

                                      9-A

STANDARD & POOR'S RATINGS GROUP

          A Standard and Poor's note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating.

          Note rating symbols are as follows:

SP-1: Strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics will be given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3:          Speculative capacity to pay principal and interest.

                                     10-A

APPENDIX B

BUSINESS PRINCIPLES OF GOLDMAN, SACHS & CO.

          Goldman Sachs is noted for its Business Principles, which guide all of the firm's activities and serve as the basis for its distinguished reputation among investors worldwide.

          OUR CLIENT'S INTERESTS ALWAYS COME FIRST. Our experience shows that if we serve our clients well, our own success will follow.

          OUR ASSETS ARE OUR PEOPLE, CAPITAL AND REPUTATION. If any of these assets diminish, reputation is the most difficult to restore. We are dedicated to complying fully with the letter and spirit of the laws, rules and ethical principles that govern us. Our continued success depends upon unswerving adherence to this standard.

          WE TAKE GREAT PRIDE IN THE PROFESSIONAL QUALITY OF OUR WORK. We have an uncompromising determination to achieve excellence in everything we undertake. Though we may be involved in a wide variety and heavy volume of activity, we would, if it came to a choice, rather be best than biggest.

          WE STRESS CREATIVITY AND IMAGINATION IN EVERYTHING WE DO. While recognizing that the old way may still be the best way, we constantly strive to find a better solution to a client's problems. We pride ourselves on having pioneered many of the practices and techniques that have become standard in the industry.

          WE MAKE AN UNUSUAL EFFORT TO IDENTIFY AND RECRUIT THE VERY BEST PERSON FOR EVERY JOB. Although our activities are measured in billions of dollars, we select our people one by one. In a service business, we know that without the best people, we cannot be the best firm.

          WE OFFER OUR PEOPLE THE OPPORTUNITY TO MOVE AHEAD MORE RAPIDLY THAN IS POSSIBLE AT MOST OTHER PLACES. We have yet to find limits to the responsibility that our best people are able to assume. Advancement depends solely on ability, performance and contribution to the Firm's success, without regard to race, color, religion, sex, age, national origin, disability, sexual orientation, or any impermissible criterion or circumstance.

          WE STRESS TEAMWORK IN EVERYTHING WE DO. While individual creativity is always encouraged, we have found that team effort often produces the best results. We have no room for those who put their personal interests ahead of the interests of the Firm and its clients.

          THE DEDICATION OF OUR PEOPLE TO THE FIRM AND THE INTENSE EFFORT THEY GIVE THEIR JOBS ARE GREATER THAN ONE FINDS IN MOST OTHER ORGANIZATIONS. We think that this is an important part of our success.

          WE CONSIDER OUR SIZE AN ASSET THAT WE TRY HARD TO PRESERVE. We want to be big enough to undertake the largest project that any of our clients could contemplate, yet small enough to

                                      1-B
maintain the loyalty, the intimacy and the esprit de corps that we all treasure and that contribute greatly to our success.

          WE CONSTANTLY STRIVE TO ANTICIPATE THE RAPIDLY CHANGING NEEDS OF OUR CLIENTS AND TO DEVELOP NEW SERVICES TO MEET THOSE NEEDS. We know that the world of finance will not stand still and that complacency can lead to distinction.

          WE REGULARLY RECEIVE CONFIDENTIAL INFORMATION AS PART OF OUR NORMAL CLIENT RELATIONSHIPS. To breach a confidence or to use confidential information improperly or carelessly would be unthinkable.

          OUR BUSINESS IS HIGHLY COMPETITIVE, AND WE AGGRESSIVELY SEEK TO EXPAND OUR CLIENT RELATIONSHIPS. However, we must always be fair competitors and must never denigrate other firms.

          INTEGRITY AND HONESTY ARE THE HEART OF OUR BUSINESS. We expect our people to maintain high ethical standards in everything they do, both in their work for the firm and in their personal lives.

     GOLDMAN, SACHS & CO.'S INVESTMENT BANKING AND SECURITIES ACTIVITIES

          Goldman, Sachs & Co. is a leading global investment banking and securities firm with a number of distinguishing characteristics.

          Privately owned and ranked among Wall Street's best capitalized firms, with partners' capital of approximately $6.1 billion as of November 28, 1997.

          With thirty-seven offices around the world, Goldman Sachs employs over 11,000 professionals focused on opportunities in major markets.

          The number one underwriter of all international equity issuers from (1993-1996).

          A research budget of $200 million for 1997.

          Premier lead manager of negotiated municipal bond offerings over the past six years (1990-1996).*

          The number one lead manager of U.S. common stock offerings for the past eight years (1989-1996).

____________________________
*         SOURCE: SECURITIES DATA CORPORATION. COMMON STOCK RANKING EXCLUDES
          ====================================
          REITS, INVESTMENT TRUSTS AND RIGHTS.

                                      2-B

          The number one lead manager for initial public offerings (IPOs) worldwide (1989-1996).

                                      3-B

GOLDMAN, SACHS & CO.'S HISTORY OF EXCELLENCE

1865    End of Civil War

1869    Marcus Goldman opens Goldman Sachs

1890    Dow Jones Industrial Average first published

1896    Goldman Sachs joins New York Stock Exchange

1906 Goldman Sachs takes Sears Roebuck & Co. public (longest-standing client relationship)

        Dow Jones Industrial Average tops 100

1925 Goldman Sachs finances Warner Brothers, producer of the first talking film

1956    Goldman Sachs co-manages Ford's public offering, the largest to date

1970    London office opens

1972    Dow Jones Industrial Average breaks 1000

1986    Goldman Sachs takes Microsoft public

1991 Provides advisory services for the largest privatization in the region of the sale of Telefonos de Mexico

1995    Dow Jones Industrial Average breaks 5000

1996    Goldman Sachs takes Deutsche Telecom public

        Dow Jones Industrial Average breaks 6000

1997    Dow Jones Industrial Average breaks 7000

        Goldman Sachs increases assets under management by 100% over 1996

                                      4-B

                                    PART C
                               OTHER INFORMATION

ITEM 23. EXHIBITS
         --------

     The following exhibits relating to Goldman Sachs Trust are incorporated herein by reference to Post-Effective Amendment No. 26 to Goldman Sachs Trust's Registration Statement on Form N-1A (Accession No. 000950130-95-002856); to Post-Effective Amendment No. 27 to such Registration Statement (Accession No. 0000950130-96-004931); to Post-Effective Amendment No. 29 to such Registration Statement (Accession No. 0000950130-97-000573); to Post-Effective Amendment No. 31 to such Registration Statement (Accession No. 0000950130-97-000805); to Post-Effective Amendment No. 32 to such Registration Statement (Accession No. 0000950130-97-0001846); to Post-Effective Amendment No. 40 to such Registration Statement (Accession No. 0000950130-97-004495); to Post-Effective Amendment No. 41 to such Registration Statement (Accession No 0000950130-98-000676); Post-Effective Amendment No. 43 to such Registration Statement (Accession No. 0000950130-98-000965); to Post-Effective Amendment No. 44 to such Registration Statement (Accession No. 0000950130-98-002160); to Post-Effective Amendment No. 46 to such Registration Statement (Accession No. 0000950130-98-003563); to Post-Effective Amendment No. 47 to such Registration Statement (Accession No. 0000950130-98-004845), to Post-Effective Amendment No. 48 to such Registration Statement (Accession No. 0000950109-98-005275) and to Post-Effective Amendment No. 50 to such Registration Statement (Accession No. 0000950130-98-006081).

     (a)(1). Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950130-97-000573).

     (a)(2). Amendment No. 1 dated April 24, 1997 to Agreement and Declaration of Trust January 28, 1997. (Accession No. 0000950130-97-004495).



     (a)(3). Amendment No. 2 dated July 21, 1997 to Agreement and Declaration of Trust, as amended, dated January 28, 1997. (Accession No. 0000950130-97-004495).

     (a)(4). Amendment No.3 dated October 21, 1997 to the Agreement and Declaration of Trust, as amended, dated January 28, 1997. (Accession No. 0000950130-98-000676).

     (a)(5). Amendment No. 4 dated January 28, 1998 to the Agreement and Declaration of Trust, as amended, dated January 28, 1997. (Accession No. 0000950130-98-000676).

     (a)(6). Amendment No. 5 dated April 23, 1998 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-98-004845).

     (a)(7). Amendment No. 6 dated July 22, 1998 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-98-004845).


     (a)(8). Amendment No. 7 dated November 3, 1998 to Agreement and Declaration of Trust as amended, dated January 28, 1997 (Accession No. 0000950130-98-006081).

     (b). Amended and Restated By-laws of the Delaware business trust dated January 28, 1997. (Accession No. 0000950130-97-000573).

     (c).      Not applicable.

     (d)(1). Management Agreement dated April 30, 1997 between Registrant, on behalf of Goldman Sachs Short Duration Government Fund, and Goldman Sachs Funds Management, L.P. (Accession No. 0000950130-98-000676).

     (d)(2). Management Agreement dated April 30, 1997 between Registrant, on behalf of Goldman Sachs Adjustable Rate Government Fund, and Goldman Sachs Funds Management, L.P. (Accession No. 0000950130-98-000676).

     (d)(3). Management Agreement dated April 30, 1997 between Registrant, on behalf of Goldman Sachs Short Duration Tax-Free Fund, and Goldman Sachs Asset Management. (Accession No. 0000950130-98-000676).



     (d)(4). Management Agreement dated April 30, 1997 between Registrant, on behalf of Goldman Sachs Core Fixed Income Fund, and Goldman Sachs Asset Management. (Accession No. 0000950130-98-000676).

     (d)(5). Management Agreement dated April 30, 1997 between the Registrant, on behalf of Goldman Sachs - Institutional Liquid Assets, and Goldman Sachs Asset Management. (Accession No. 0000950130-98-000676).

     (d)(6). Management Agreement dated April 30, 1997 as amended November 3, 1998, between Registrant, Goldman Sachs Asset Management, Goldman Sachs Fund Management L.P. and Goldman, Sachs Asset Management International (Accession No. 0000950109-98-005275).

     (d)(7). Management Agreement dated January 1, 1998 on behalf of the Goldman Sachs Asset Allocation Portfolios and Goldman Sachs Asset Management (Accession No. 0000950130-98-000676).

     (e)(1). Distribution Agreement dated April 30, 1997 as amended November 3, 1998 between Registrant and Goldman, Sachs & Co. (Accession No. 0000950109-98-005275).

     (f).      Not applicable.

     (g)(1). Custodian Agreement dated July 15, 1991, between Registrant and State Street Bank and Trust Company. (Accession No. 0000950130-95-002856).


     (g)(2). Custodian Agreement dated December 27, 1978 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs - Institutional Liquid Assets, filed as Exhibit 8(a). (Accession No. 0000950130-98-000965).


     (g)(3). Letter-agreement dated December 27, 1978 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs - Institutional Liquid Assets, pertaining to the fees payable by Registrant pursuant to the Custodian Agreement, filed as Exhibit 8(b). (Accession No. 0000950130-98-000965).


     (g)(4). Amendment dated May 28, 1981 to the Custodian Agreement referred to above as Exhibit (g)(2) (Accession No. 0000950130-98-000965).


     (g)(5). Fee schedule relating to the Custodian Agreement between Registrant on behalf of the Goldman Sachs Asset Allocation Portfolios and State Street Bank and Trust Company. (Accession No. 0000950130-97-004495).


     (g)(6). Letter Agreement dated June 14, 1984 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs - Institutional Liquid Assets, pertaining to a change in wire charges under the Custodian

               Agreement, filed as Exhibit 8(d).(Accession No. 0000950130-98-000965).




     (g)(7). Letter Agreement dated March 29, 1983 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs - Institutional Liquid Assets, pertaining to the latter's designation of Bank of America, N.T. and S.A. as its subcustodian and certain other matters, filed as Exhibit 8(f). (Accession No. 0000950130-98-000965).



     (g)(8). Letter Agreement dated March 21, 1985 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs - Institutional Liquid Assets, pertaining to the creation of a joint repurchase agreement account, filed as Exhibit 8(g). (Accession No. 0000950130-98-000965).



     (g)(9). Letter Agreement dated November 7, 1985, with attachments, between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs - Institutional Liquid Assets, authorizing State Street Bank and Trust Company to permit redemption of units by check, filed as Exhibit 8(h). (Accession No. 0000950130-98-000965).



     (g)(10). Money Transfer Services Agreement dated November 14, 1985, including attachment, between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs - Institutional Liquid Assets, pertaining to transfers of funds on deposit with State Street Bank and Trust Company, filed as Exhibit 8(i). (Accession No. 0000950130-98-000965).



     (g)(11). Letter Agreement dated November 27, 1985 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs - Institutional Liquid Assets, amending the Custodian Agreement. (Accession No. 0000950130-98-000965).



     (g)(12). Letter Agreement dated July 22, 1986 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs - Institutional Liquid Assets, pertaining to a change in wire charges. (Accession No. 0000950130-98-000965).



     (g)(13). Letter Agreement dated June 20, 1987 between Registrant and State Street Bank and Trust

               Company, on behalf of Goldman Sachs -
               Institutional Liquid Assets, amending the Custodian Agreement. (Accession No. 0000950130-98-000965).



     (g)(14). Letter Agreement between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs - Institutional Liquid Assets, pertaining to the latter's designation of Security Pacific National Bank as its sub-custodian and certain other matters. (Accession No. 0000950130-98-000965).



     (g)(15). Amendment dated July 19, 1988 to the Custodian Agreement between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs - Institutional Liquid Assets. (Accession No. 0000950130-98-000965).


     (g)(16). Amendment dated December 19, 1988 to the Custodian Agreement between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs - Institutional Liquid Assets. (Accession No. 0000950130-98-000965).

     (g)(17). Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company on behalf of Goldman Sachs Capital Growth Fund. (Accession No. 0000950130-98-006081).


     (g)(18). Sub-Custodian Agreement dated March 29, 1983 between State Street Bank and Trust Company and Bank of America, National Trust and Savings Association on behalf of Goldman Sachs Institutional Liquid Assets. (Accession No. 0000950130-98-006081).


     (h)(1). Wiring Agreement dated June 20, 1987 among Goldman, Sachs & Co., State Street Bank and Trust Company and The Northern Trust Company. (Accession No. 0000950130-98-000965).



     (h)(2). Letter Agreement dated June 20, 1987 regarding use of checking account between Registrant and The Northern Trust Company. (Accession No. 0000950130-98-000965).


     (h)(3). Transfer Agency Agreement dated July 15, 1991 between Registrant and Goldman, Sachs & Co. (Accession No. 0000950130-95-002856).

     (h)(4). Fee schedule relating to Transfer Agency Agreement between Registrant on behalf of the Goldman Sachs Asset Allocation Portfolios and Goldman, Sachs & Co. (Accession No. 0000950130-97-004495).


     (h)(7). Fee schedule dated July 31, 1998 relating to Transfer Agency Agreement between Registrant and Goldman, Sachs & Co. on behalf of all Funds of Goldman Sachs Trust other than the Institutional Liquid Assets and Financial Square Money Market Funds. (Accession No. 0000950130-98-004845).


     (h)(8). Transfer Agency Agreement dated May 1, 1988 between Goldman Sachs Institutional Liquid Assets and Goldman, Sachs & Co. (Accession No. 0000950130-98-006081).

     (h)(9). Transfer Agency Agreement dated April 30, 1997 between Registrant and Goldman, Sachs & Co. on behalf of the Financial Square Funds. (Accession No. 0000950130-98-006081).

     (h)(10). Transfer Agency Agreement dated April 6, 1990 between GS-Capital Growth Fund, Inc. and Goldman Sachs & Co. (Accession No. 0000950130-98-006081).

     (h)(11). Goldman Sachs - Institutional Liquid Assets Administration Class Administration Plan dated April 22, 1998. (Accession No. 0000950130-98-006081).

     (h)(12). FST Administration Class Administration Plan dated April 22, 1998. (Accession No. 0000950130-98-006081).

     (h)(13). Goldman Sachs - Institutional Liquid Assets Service Class Service Plan dated April 22, 1998. (Accession No.
               0000950130-98-006081).

     (h)(14). FST Service Class Service Plan dated April 22, 1998. (Accession No. 0000950130-98-006081).

     (h)(15). FST Preferred Class Preferred Administration Plan dated April 22, 1998. (Accession No. 0000950130-98-006081).

     (h)(16). Goldman Sachs Trust Administration Class Administration Plan dated April 23, 1998. (Accession No. 0000950130-98-006081).

     (h)(17). Goldman Sachs Trust Service Class Service Plan dated April 22, 1998 (Accession No. 0000950130-98-006081).

     (h)(18). Cash Management Shares Service Plan dated May 1, 1998. (Accession No. 0000950130-98-006081).

     (h)(19). Form of Retail Service Agreement on behalf of Goldman Sachs Trust relating to Class A Shares of Goldman Sachs Asset Allocation Portfolios, Goldman Sachs Fixed Income Funds, Goldman Sachs Domestic Equity Funds and Goldman Sachs International Equity Funds. (Accession No. 0000950130-98-006081).

     (h)(20). Form of Retail Service Agreement on behalf of Goldman Sachs Trust relating to the Preferred Class, Administration Class, Service Class and Cash Management Class, as applicable, of Goldman Sachs Financial Square Funds, Goldman Sachs - International Liquid Asset Portfolios, Goldman Sachs Fixed Income Funds, Goldman Sachs Domestic Equity Funds, Goldman Sachs International Equity Funds and Goldman Sachs Asset Allocation Portfolios. (Accession No. 0000950130-98-006081).

     (h)(21). Form of Supplemental Service Agreement on behalf of Goldman Sachs Trust relating to the Administrative Class, Service Class and Cash Management Class of Goldman Sachs - Institutional Liquid Assets Portfolios. (Accession No. 0000950130-98-006081).

     (h)(22). Form of Supplemental Service Agreement on behalf of Goldman Sachs Trust relating to the FST Shares, FST Preferred Shares, FST Administration Shares and FST Service Shares of Goldman Sachs Financial Square Funds. (Accession No.
               0000950130-98-006081).

     (h)(23). Fee Schedule dated July 31, 1998 relating to Transfer Agency Agreement between Registrant and Goldman, Sachs & Co. on behalf of ILA Money Market Funds. (Accession No.
               0000950130-98-006081).

     (i)(1). Opinion of Drinker, Biddle & Reath LLP. (With respect to the Asset Allocation Portfolios). (Accession No. 0000950130-97-004495).

     (i)(2). Opinion of Morris, Nichols, Arsht & Tunnell. (Accession No. 0000950130-97-001846)

     (i)(3). Opinion of Drinker, Biddle & Reath LLP.(With respect to Japanese Equity and International Small Cap). (Accession No. 0000950130-98-003563).

     (i)(4). Opinion of Drinker Biddle & Reath LLP. (With respect to Cash Management Shares). (Accession No. 0000950130-98-003563)

     (i)(5). Opinion of Drinker Biddle & Reath LLP. (With respect to the European Equity Fund). (Accession No.
               0000950130-98-006081).

     (i)(6). Opinion of Drinker Biddle & Reath LLP. (With respect to the CORE Large Cap Value Fund). (Accession No.
               0000950130-98-006081).

     (k).      Not applicable.

     (l).      Not applicable.

     (m)(1). Class A Distribution and Service Plan amended and restated as of September 1, 1998. (Accession No. 0000950130-98-004845)

     (m)(2). Class B Distribution and Service Plan amended and restated as of September 1, 1998. (Accession No. 0000950130-98-004845)

     (m)(3). Class C Distribution and Service Plan amended and restated as of September 1, 1998. (Accession No. 0000950130-98-004845)

     (m)(4). Cash Management Shares Plan of Distribution pursuant to Rule 12b-1 dated May 1, 1998. (Accession No. 0000950130-98-006081).

     (o). Plan dated September 1, 1998 entered into by Registrant pursuant to Rule 18f-3. (Accession No. 0000950130-98-004845)

     (p)(1). Powers of Attorney of Messrs. Bakhru, Ford, Grip, Shuch, Smart, Springer, Strubel, McNulty, Mosior, Gilman, Perlowski, Richman, Surloff, Mmes. MacPherson, Mucker and Taylor. (Accession No. 0000950130-97-000805)

     (p)(2). Powers of Attorney dated October 21, 1997 on behalf of James A. Fitzpatrick and Valerie A. Zondorak. (Accession No. 0000950130-98-000676)

The following exhibits relating to Goldman Sachs Trust are filed herewith electronically pursuant to EDGAR rules:

     (j). Consent of Independent Auditors.

     (n).      Financial Data Schedules.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.
          -------------------------------------------------------------

Not Applicable.

ITEM 25. INDEMNIFICATION
         ---------------

Article IV of the Declaration of Trust of Goldman Sachs Trust, Delaware business trust, provides for indemnification of the Trustees, officers and agents of the Trust, subject to certain limitations. The Declaration of Trust is incorporated by reference to Exhibit (a)(1).

The Management Agreement with each of the Funds (other than the ILA Portfolios) provides that the applicable Investment Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Adviser or from reckless disregard by the Investment Adviser of its obligations or duties under the Management Agreement. Section 7 of the Management Agreement with respect to the ILA Portfolios provides that the ILA Portfolios will indemnify the Adviser against certain liabilities; provided, however, that such indemnification does not apply to any loss by reason of its willful misfeasance, bad faith or gross negligence or the Adviser's reckless disregard of its obligation under the Management Agreement. The Management Agreements are incorporated by reference to Exhibits (d)(1) through (d)(6);

Section 9 of the Distribution Agreement between the Registrant and Goldman Sachs dated April 30, 1997, as amended November 3, 1998 and Section 7 of the Transfer Agency Agreements between the Registrant and Goldman, Sachs & Co. dated July 15, 1991, May 1,

1988, April 30, 1997 and April 6, 1990 each provide that the Registrant will indemnify Goldman, Sachs & Co. against certain liabilities. A copy of such Agreements are incorporated by reference as Exhibits (e)(1), (h)(3), (h)(8),
(h)(9) and (h)(10), respectively, to the Registrant's Registration
Statement.

Mutual fund and Trustees and officers liability policies purchased jointly by the Registrant, Trust for Credit Unions, The Northern Institutional Funds (formerly The Benchmark Funds), Goldman Sachs Variable Insurance Trust and The Commerce Funds insure such persons and their respective trustees, partners, officers and employees, subject to the policies' coverage limits and exclusions and varying deductibles, against loss resulting from claims by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.
          ----------------------------------------------------

The business and other connections of the officers and Managing Directors of Goldman, Sachs & Co., Goldman Sachs Funds Management, L.P., and Goldman Sachs Asset Management International are listed on their respective Forms ADV as currently filed with the Commission (File Nos. 801-16048, 801-37591 and 801-38157, respectively) the texts of which are hereby incorporated by reference.

ITEM 27. PRINCIPAL UNDERWRITERS.
         ----------------------

(a) Goldman, Sachs & Co. or an affiliate or a division thereof currently serves as investment adviser and distributor of the units of Trust for Credit Unions, for shares of Goldman Sachs Trust and for shares of Goldman Sachs Variable Insurance Trust. Goldman, Sachs & Co., or a division thereof currently serves as administrator and distributor of the units or shares of Northern Institutional Funds (formerly The Benchmark Funds) and The Commerce Funds.

(b) Set forth below is certain information pertaining to the Managing Directors of Goldman, Sachs & Co., the Registrant's principal underwriter, who are members of Goldman, Sachs & Co.'s Executive Committee. None of the members of the executive committee holds a position or office with the Registrant.

     GOLDMAN SACHS EXECUTIVE COMMITTEE

     Name and Principal
     Business Address               Position
     ----------------               --------

     Jon S. Corzine (1)             Chief Executive Officer
     Robert J. Hurst (1)            Managing Director
     Henry M. Paulson, Jr. (1)      Chief Operating Officer

     John A. Thain (1)(3)           Chief Financial Officer
     John L. Thornton (3)           Managing Director
     Roy J. Zuckerberg (2)          Managing Director
     _______________________

     (1)  85 Broad Street, New York, NY 10004
     (2)  One New York Plaza, New York, NY 10004
     (3)  Peterborough Court, 133 Fleet Street, London EC4A 2BB, England

(c) Not Applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.
          --------------------------------

The Declaration of Trust, By-laws, minute books of the Registrant and certain investment adviser records are in the physical possession of Goldman Sachs Asset Management, One New York Plaza, New York, New York 10004. All other accounts, books and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the physical possession of State Street Bank and Trust Company, P.O. Box 1713, Boston, Massachusetts 02105 except for certain transfer agency records which are maintained by Goldman, Sachs & Co., 4900 Sears Tower, Chicago, Illinois 60606.

ITEM 29. MANAGEMENT SERVICES
         -------------------

Not applicable.

Item 30. UNDERTAKINGS
         ------------

Not applicable.

                                  SIGNATURES



Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 51 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York on the 12th day of January, 1999.


GOLDMAN SACHS TRUST
(A Delaware business trust)


By: /s/ Michael Richman
    --------------------
    Michael J. Richman
    Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to said Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

NAME                                        TITLE                             DATE
----                                        -----                             ----
*Douglas C. Grip                           President and                     January 12, 1999
----------------                           Trustee                           ----------------
Douglas C. Grip

*John M. Perlowski                         Principal Accounting              January 12, 1999
------------------                         Officer And Principal             ----------------
John M. Perlowski                          Financial Officer


*David B. Ford                             Trustee                           January 12, 1999
--------------                                                               ----------------
 David B. Ford

*Mary Patterson McPherson                  Trustee                           January 12, 1999
-------------------------                                                    ----------------
 Mary Patterson McPherson

*Ashok N. Bakhru                           Chairman and Trustee              January 12, 1999
----------------                                                             ----------------
 Ashok N. Bakhru

*Alan A. Shuch                             Trustee                           January 12, 1999
--------------                                                               ----------------
 Alan A. Shuch

*Jackson W. Smart                          Trustee                           January 12, 1999
-----------------                                                            ----------------
 Jackson W. Smart, Jr.

*John P. McNulty                           Trustee                           January 12, 1999
----------------                                                             ----------------
 John P. McNulty

*William H. Springer                       Trustee                           January 12, 1999
--------------------                                                         ----------------
 William H. Springer

*Richard P. Strubel                        Trustee                           January 12, 1999
-------------------                                                          ----------------
 Richard P. Strubel



*By: /s/ Michael Richman
    --------------------
    Michael J. Richman,
    Attorney-In-Fact
         *  Pursuant to a power of attorney previously filed.

                              GOLDMAN SACHS TRUST

                           Certificate of Secretary



     The undersigned Secretary of Goldman Sachs Trust hereby certifies that the following resolution was duly adopted by the Board of Trustees of said Trust on April 22, 1998 and remains in effect on the date hereof:


          FURTHER RESOLVED, that the Trustees and Officers of the Trusts who may be required to execute any amendments to the Trust's Registration Statement be, and each hereby is, authorized to execute a power of attorney appointing James A. Fitzpatrick, Douglas C. Grip, John W. Mosior, Nancy L. Mucker, John W. Perlowski, Michael J. Richman, Howard B. Surloff and Valerie A. Zondorak, jointly and severally, their attorneys-in-fact, each with power of substitution, for said Trustees and Officers in any and all capacities to sign the Registration Statement under the Securities Act of 1933 and the Investment Company Act of 1940 of the Trusts and any and all amendments to such Registration Statement, and to file the same, with exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that each of said attorneys-in-fact, or his or her substitute or substitutes, may do or cause to be done by virtue hereof.



     IN WITNESS WHEREOF, I have hereunto set my hand this 12th day of January, 1999.



                                                     GOLDMAN SACHS TRUST


                                                     /s/ Michael J. Richman
                                                     ----------------------
                                                     Michael J. Richman
                                                     Secretary

                                 EXHIBIT INDEX


     (j).      Consent of Independent Auditors

     (n).      Financial Data Schedules.